Exhibit 99.2 Schedule 3

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					xx								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	xx Doc Type	Mortgage Insurance Cert in File	xx	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-xx)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
85211879	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	47.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxMERS as nominee for xx. There are xx prior IRS liens against the borrowers in the total amount of $xxvor of the same plaintiff’s xx which were recorded on different dates: xx/xx/2014, xx/xx/2021, xx/xx/2023, xx/xx/2023, and xx/xx/2024. Annual county taxes for 2023 were paid in the amount of $xxx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI $3,810.02 which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,216.39 with an interest rate of 7.50%. The current UPB is $xx.	xx: The latest collection comments are missing from the loan file. The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is $xx. The loan has not been modified since origination. No foreclosure activity has been initiated. No bankruptcy related details have been found. No evidence related to the occupancy and current condition of the subject property has been found in the loan file BWR has been SE for 18.33 years at xx. xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx: Field: xx Date xx: xx/xx/2024 xx: xx/xx/2024 Variance: -61 xx Variance %: Comment: Original appraisal date is xx/xx/2024. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			653	Not Applicable
62966770	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	766	49.555%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with xx as nominee for xx, in the amount of $xxh was recorded on xx/xx/2023. No active judgments and liens have been found. The annual county taxes for 2023 were paid in the amount of xx on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of PITI $3,617.40 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,777.17 with an interest rate of 6.875%. The current UPB is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 10 months on the job as a supervisor at xx. BWR has prior employment experience as a chef with xx Raton between xx/xx/2012 and xx/xx/2022 for 10.16 years. BWR2 has 1.75 years on the job as an admin support coordinator at xx. BWR has prior employment experience as an insurance claim agent with xx Insurance between xx/xx/2021 and xx/xx/2022 for 1.16 years. BWR3 has 1.5 years on the job as a maintenance technician at xx Raton. BWR3 has prior employment experience as a steward with xxs between xx/xx/2020 and xx/xx/2021 for 1.16 years.

xx: xx: xx	xx	Field: xx xx: Arch xx: Other |---| |----| Comment: As per MI certificate. xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2023 Variance: -12 xx Variance %: Comment: As per note. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* ATR - Unable to determine borrower's xx Repay xx "Subject approved as OO at 49.55%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 10 months on the job as a supervisor at xx, BWR2 has 1.75 years on the job as an admin support coordinator at xx, and BWR3 has 1.5 years on the job as a maintenance technician at xx Raton, FICO 721, 0X30 since inception, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects xx at $1,803.00. Final CD dated xx/xx/2023 reflects xx at $2,325.00. This is an increase in fee of +$522.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL is expired.

																																																																																								TRID Violation due to decrease in xx on xx dated xx/xx/2023. Initial CD dated xx/xx/2023 reflects xx at $9,638.70, final CD dated xx/xx/2023 reflects xx at $100.00. This is decrease of -$9,538.70 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year.xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	808
24146184	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	33.407%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxMERS as nominee for xx, and it was recorded on xx/xx/2023. No active judgments or liens found The annual county taxes for 2023 were paid in the amount of $xxx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,105.79 which applied for xx/xx/2024. The current P&I is $5,034.30 with an interest rate of 7.500%. The UPB as of the date mentioned in the updated payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $5,034.30 with an interest rate of 7.500%. The UPB as of the date mentioned in the updated payment history is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the seller's tape, the subject property is owner-occupied.
BWR has 3.08 years on the job as a xx  xx at xx.
xx: xx: xx	xx	xxMissing or error on the xx	3: Curable	* xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 32.84%. The tape shows borrower was not employed at the time of closing. Further details were not provided. Borrower defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 3.08 years on the job as a VP VBS & care provider enablement at xx, FICO 699, 0X30 since inception and $245K equity in the subject."
* xx TRID xx is Incomplete xx     "Compliance ease TRID tolerance test incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* Intent to xx"Intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
71753353	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	49.335%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxMERS as nominee for On xx. No active liens and judgments have been found. County annual taxes for 2023 have been paid in the amount of $xx xx/xx/2023.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,241.20 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,111.93 with an interest rate of 6.500%. The UPB is $xx.	xx: The loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx. The RFD is unable to determine. The subject property is owner occupied. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure. BWR has 5 months on the job as an order picker at xx. BWR has prior employment experience as a behavior specialist at xx between xx/xx/2023 and xx/xx/2023 for 3 months. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 49.335% xx: 49.682% |---| -0.347% |----| -0.34700% Comment: Borrower DTI ratio percent is 49.335%. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
76990717	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	40.677%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxMERS as nominee for xx. No active judgments or liens have been found. The first installment of county taxes for 2024 is paid in the amount of $xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $2,209.90 on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 6.990%.	xx: The current status of the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $2,209.90 on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $xx.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has 14.33 years on the job as a learning and knowledge specialist at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 40.677% xx: |---| |----| Comment: Borrower DTI ratio percent is 40.677% xx: Initial xx: Field: xx: xx/xx/2023 xx: xx/xx/2023 Variance: -1 xx Variance %: Comment: xxis xx/xx/2023 xx: Initial xx: Field: xx String xx: 000000000000000000 xx: 0x30 Variance: Variance %: Comment: xx: Initial xx: Field: xx Street xx: xx: xx Variance: Variance %: Comment: Actual data shows property address street is xx. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* ATR - Unable to determine borrower's xx Repay xx "Subject approved as OO at 40.67%. Tape shows subject is NOO as BWR owns other property used as primary. BWR other property valued at $700K on xx. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 14.33 years on the job as a learning and knowledge specialist at Inter-xx Bank., FICO 803, 0X30 since inception and $28K equity in the subject."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx Disclosures xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
4116749	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	49.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx.
There are three state tax liens in the total amount of $xx by different plaintiffs, which were recorded on different dates. The SSN# and name mentioned on supportive documents is inconsistent with the borrower's name and SSN#.
There is a prior renewed judgment active in favor of xx in the amount of $xxh was recorded on xx/xx/2016. The judgment debtor name mentioned on supportive documents is inconsistent with the borrower's name.
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of $xxxx/xx/2023 and xx/xx/2024.
The 1st and 2nd installments of other taxes for 2023 supplemental are due in the total amount of $xxxx/xx/2024 and xx/xx/2025.
																																																																															No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,701.00 xx, which was applied for the due date of xx/xx/2024. The current P&I is $3,777.29 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. BWR has been SE for 11.75 years at xx. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 49.276% xx: 49.095% |---| 0.181% |----| 0.18100% Comment: DTI is 49.276%. xx: Initial xx: Field: xx per U/W xx: 46.413% xx: 46.242% Variance: 0.171% Variance %: 0.17100% Comment: Housing ratio is 46.413%. xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2023 Variance: 30 xx Variance %: Comment: Appraisal date is xx/xx/2023. xx: Initial xx: Field: xx: xx/xx/2023 xx: xx/xx/2023 Variance: 37 xx Variance %: Comment: Note date is xx/xx/2023. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx "Subject approved at xx%. Tape shows xx rejection over DU exceptions. Review of file shows BWR owns 4 other properties that are not showing on his tax returns but the lender used the rental income. Further details not provided. Lender defect. BWR has been SE for 11.75 years at xx, FICO 693, and $xx equity in the subject. Downgraded to xx based on xx.xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
23716939	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	38.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxMERS as nominee for xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024-25 are due in the total amount of $xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which was applied for the due date of xx/xx/2024. The current monthly P&I is $xx with an interest rate of 4.250%. The current UPB reflected as per tape data is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per tape data is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has been SE as a cardiologist for 6.58 years at xx.
																																																																																	xx: xx: xx	xx		Field: Borrower DTI xx: 38.979% xx: 39.708% |---| -0.729% |----| -0.72900% Comment: Borrower DTI ratio percent is 38.979% xx: Initial xx: Field: xx Date xx: xx/xx/2052 xx: xx/xx/2052 Variance: 28 xx Variance %: Comment: Stated maturity date is xx/xx/2052 xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape shows the subject loan is seasoned and originated on xx/xx/2022. Prior investor closed all operations. Further details not provided." * xx Disclosures xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
58679201	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	729	755	34.335%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxthe lender, xx, Inc. xx xx which was recorded on xx/xx/2024. No active judgments or liens were found. The first installment of 2024 combined taxes was paid on xx/xx/2024 in the amount of $xx The second installment of 2024 combined taxes is due on xx/xx/2024 in the amount of $xx No prior year's delinquent taxes were found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1595.70 xx which was applied to the due date of xx/xx/2024. The current P&I is $1,304.46 and the interest rate is 7.625%. The UPB is $xx.	xx: The current status of the loan is in performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx. No evidence of damage or repair was found. No evidence of post-closing BK was found. BWR has 3 years on the job as a custodian at xx County. BWR2 has 4 years on the job as a direct support professional at xx. xx: xx: xx	xx	Missing or error on the xx	Field: xx Name xx: xx: |---| |----| Comment: xx: Initial xx: Field: xx Type xx: xx Condo xx: xx Condo xx Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* LTV or CLTV exceeds 104% xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Issues xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	704
16998030	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	47.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx, Inc. xx xx for the amount of $xx active liens or judgments have been found against the borrower or subject property. The first installment of combined taxes for 2023 was paid in the amount of $xxe second installment of combined taxes for 2023 is due in the amount of $xxor year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,457.44 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,149.44 and the interest rate is 6.00%.	xx: The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $1,457.44 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
As per the comment dated xx/xx/2024, the borrower is on SCRA active duty from xx/xx/2024 to xx/xx/2025 and the interest rate has been changed to 6.00%.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 2.58 years on the job as a mail carrier at xx.

xx: xx: xx	xx	Missing or error on the xxInsurance	Field: Borrower 1 xx 1 xx: xx: xx|---| |----| Comment: BWR current employer name is xx. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: NA xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -6 xx Variance %: Comment: Original note document date is xx/xx/2024. xx: Initial xx:	3: Curable	* xx xx is "Elevated" xx "This loan failed the loan origination fee test due to fees charged of $1,972.00 exceeds fees threshold of $1,917.00 over by +$55.00.
The below fees were included in the test:
xx - Lender paid by Borrower: $390.00
xx Fee paid by Borrower: $1,438.00
xx Fee paid by Borrower: $89.00
Title - xx Letter paid by Borrower: $50.00
Title - IN xxpaid by Borrower: $5.00"
* Intent to xx"The borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines xx     "The subject is a VA cash-out refinance loan. Tape shows the loan did not meet seasoning requirements. Further details not provided."
* MI, FHA or MIC missing and required xx     "VA loan guarantee certificate is missing from the loan documents."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* xx Disclosures xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
25682628	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	737	42.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 with "xx" in the amount of $xxe are two prior judgments against the borrower "xx" in the amount of $xx that were filed by the different plaintiffs and recorded on xx/xx/2019 and xx/xx/2023. The first and second installments of combined taxes for 2024 were paid in the amount of $xxfirst and second installments of school taxes for 2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,448.44, which was applied for the due date of xx/xx/2024. The current P&I is $2,243.84 with an interest rate of 6.500%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,448.44, which was applied for the due date of xx/xx/2024. The current P&I is $2,243.84 with an interest rate of 6.500%. The UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has 3.16 years on the job as a PA at xx xx; BWR2 has 2.58 years on the job as a cook at xx I.

xx: xx: xx	xx	Appraisal xx	Field: Borrower DTI xx: 42.469% xx: 51.933% |---| -9.464% |----| -9.46400% Comment: NA. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: NA. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"The subject loan was closed without an appraisal. PIW disclosure is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB: $xx." * xx Disclosure is missing. xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 42.46%. Tape shows undisclosed auto debt with a monthly payment of $1,610, and the revised DTI is 61.43%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 3.16 years on the job as a at xx of xx; BWR2 has 2.58 years on the job as a cook at xx Inc-xx , FICO 737, $xx equity in the subject, and $xx residual income."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect points - loan discount fee. Final CD dated xx/xx/2023 reflects points - loan discount fee at $1,980.90. This is an increase in fee of $1,980.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year expired.xx		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	721
61203155	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	50.400%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of xx, LLC.
There is an active junior mortgage against the subject property in favor of xx, LLC, in the amount of $xx0, which originated on xx/xx/2021 and was recorded on xx/xx/2021 with instrument # xx. The subordination agreement located at xx dated xx/xx/2021, this mortgage was subordinated to the subject mortgage.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $xxxx/xx/2023 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,781.86, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,221.72 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is $1,221.72 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx/xx/2021, and the COVID-19 attestation is located at xx.
BWR was qualified using an offer letter. BWR has prior employment experience as a caregiver at xx  between xx/xx/2020 and xx/xx/2020 for 7 months. Additionally, BWR has worked as front desk at xx. for 4 months.
																																																																																	xx: xx: xx	xx	xx	Field: xx G/L Require MI? xx: xx: No |---| |----| Comment: NA. xx: Initial xx: Field: xx: xx: xx Variance: $5064.00 Variance %: 1.74980% Comment: As per loan documents original balance is $xx. xx: Initial xx: Field: Original CLTV xx: 101.523% xx: 99.834% Variance: 1.689% Variance %: 1.68900% Comment: As per loan documents original CLTV is 101.523%. xx: Initial xx: Field: xx LTV xx: 98.188% xx: 96.500% Variance: 1.688% Variance %: 1.68800% Comment: As per loan documents original LTV is 98.188%. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "The tape shows the subject loan is not insurable as the subject property was flipped. At the time of the sales contract, the property seller had not vested title for 90 days. The review of the appraisal report shows the date of prior sales or transfers on xx/xx/2021, and the price of the prior sale is not available. The current sales price is $xx. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx." * MI, FHA or MIC missing and required xx	* xx DTI exceeds 43% xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	Not Applicable
52806806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	703	733	47.236%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxRS as a nominee for xx Inc. No active judgments or liens found. The 1st and 2nd installments of county taxes for 2023-2024 were paid in the amount of $xx/xx/2023 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,217.98, which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,217.98 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 has 1.58 years on the job as a manager at xx, and BWR1 has been SE for 3.75 years at xx .
BWR2 has 1.66 years on the job as a marketing assistant at xx .. BWR2 prior experience as a customer service representative at xx between xx/xx/2018 and xx/xx/2020 for 2.16 years.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 47.236% xx: 47.240% |---| -0.004% |----| -0.00400% Comment: BWT DTI ratio percent is 47.236%. xx: Initial xx: Field: xx: xx/xx/2023 xx: xx/xx/2023 Variance: -5 xx Variance %: Comment: Original note date is xx/xx/2023. xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 47.23%. Tape shows qualifying income is not supported by a 2-year employment history. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1.58 years on the job as a manager at xx and 3.75 years SE at xx ; BWR2 has 1.66 years on the job as a marketing assistant at xx , Inc., FICO 703, 0X30 since inception, and $XX downpayment/equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	731
30767737	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.624%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	749	43.112%	First	Short Form Policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2024. There is a junior mortgage against subject property in favor of xx, a corporation, in the amount of $xxded on xx/xx/2024. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,461.21 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,753.05 with an interest rate of 6.624%. The current UPB reflected as per payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has 3.66 years on the job as a supervisor at xx.
BWR2 has 18 years on the job as a director of education, sales, and marketing with xx.

xx: xx: xx	xx	Appraisal xx	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx:
Field: xx Value   xx: xx: xx   Variance: $1000.00   Variance %: 0.16286%   Comment: Original appraised value is $xx.   xx: Initial   xx:
Field: Original CLTV xx: 81.659%   xx: 82.000%   Variance: -0.341%   Variance %: -0.34100%   Comment: xx used for Underwriting: $xx. Amount of xx: $xx. xx: $xx. CLTV 81.659%.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2023   Variance: 418 xx   Variance %:    Comment: Original note date is xx/xx/2024.   xx: Initial   xx:
Field: xx LTV xx: 69.919%   xx: 70.000%   Variance: -0.081%   Variance %: -0.08100%   Comment: xx used for Underwriting: $xx. Amount of xx: $0.00. xx: $xx. CLTV 69.919%.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is cash out-other.   xx: Initial   xx:
																																																																																				Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: Purpose of transaction is cash out. xx: Initial xx:	3: Curable		* Appraisal incomplete xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	694
12924450	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	21.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxvor of “MERS as nominee for xx”. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Annual combined taxes for the year 2023 are paid in the amount of $xx/xx/2023.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,199.01 and PITI is $1,717.89. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,199.01 and PITI is $1,717.89. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 2.41 years on the job as a first officer with xx.
																																																																																	xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Borrower DTI xx: 21.790% xx: 22.000% |---| -0.210% |----| -0.21000% Comment: As per loan documents DTI is 21.790%. xx: Initial xx: Field: xx per U/W xx: 10.699% xx: 11.000% Variance: -0.301% Variance %: -0.30100% Comment: As per loan documents housing ration is 10.699%. xx: Initial xx: Field: xx String xx: 00 xx: 0x30 Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from loan documents. xx search shows an estimated value of $xx. Current UPB is $xx." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
21222720	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	27.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,160.16 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $766.65 and the interest rate is 7.375%.	xx: The loan is currently performing and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,160.16 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 21.83 years on the job as a stone setter with xx. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 27.042% xx: 31.000% |---| -3.958% |----| -3.95800% Comment: DTI reflects at 27.042%. xx: Initial xx: Field: xx per U/W xx: 25.946% xx: 30.000% Variance: -4.054% Variance %: -4.05400% Comment: Housing ratio per U/W reflects at 25.946%. xx: Initial xx: Field: xx LTV xx: 39.643% xx: 39.600% Variance: 0.043% Variance %: 0.04300% Comment: Original standard LTVxx reflects at 39.643%. xx: Initial xx: Field: xx String xx: 0 xx: 0x30 Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* xxof Address for xx of Violation is missing from the loan file xx "Home equity loan notice of address for borrower notification of violation is missing from the loan documents." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			659	Not Applicable
73991823	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	748	743	38.816%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx, Inc. for the amount of $xx active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $xxor year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 6.875%.	xx: The loan is currently performing and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 10.58 years on the job as a controller at xx. BWR2 has been SE for 10 years at xx. xx: xx: xx	xx	xxMissing or error on the xx	Field: Borrower DTI xx: 38.816% xx: 38.850% |---| -0.034% |----| -0.03400% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable	* xx TRID xx is Incomplete xx "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* xx Disclosure is missing. xx     "Homeownership counseling disclosure is missing from loan documents."
* Intent to xx"Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines xx     "The tape shows the subject loan approved at 38.81% exceeded the maximum allowable DTI limit of the investor guidelines. Further details were not provided. The subject loan originated on xx/xx/2024. BWR has 10.58 years on the job as a controller at SMC Oil and xx, and BWR2 has been SE for 10 years at xx DDC, PLLC, FICO 743, 0X30 since inspection, and $440K equity in the subject."
* Missing flood cert xx     "Flood certificate is missing from loan documents."
* xx"Initial CD is missing from loan documents."
* xx Disclosures xx     "Service providers list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																							* Transmittal xx is Missing xx	* Cash out purchase xx "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of $3,677.86." * Missing or error on the xx Document xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	722
34785789	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	738	37.551%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xxfor the amount of $xx active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of $xxannual county taxes for 2023 supplemental were paid in the amount of $xxr year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,098.26 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $2,336.12 and the interest rate is 7.125%.	xx: The loan is currently performing and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,098.26 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. The appraisal is in as-is condition. A photo addendum shows that the interior ceiling of the shed has broken. The estimated cost to cure is not available. BWR has 9.41 years on the job as nurse at xx. BWR2 has 4.5 years on the job as a control room operator at xx Inc.
																																																																																	xx: xx: xx	xx	Appraisal xxMissing or error on the xx	Field: Borrower DTI xx: 37.551% xx: 37.550% |---| 0.001% |----| 0.00100% Comment: xx: Initial xx: Field: xx Code xx: 59016 xx: 49000 Variance: Variance %: Comment: As per note property postal code is 59016. xx: Initial xx:	3: Curable		* Appraisal incomplete xx"The appraisal is in as-is condition, and the photo addendum of the subject property shows the interior ceiling of the shed is broken. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow xx amount." * xx Issues xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Disclosures xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	755
29310739	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,663.00	$xx	6.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	44.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx as nominee for xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025. The 1st and 2nd installments of county taxes for 2024/2025 supplemental taxes are due in the total amount of $xxxx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,165.20 which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,556.58 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current monthly P&I is $4,556.58 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 13.91 years on the job as an automation technician with xx.
xx: xx: xx	xx	xxMissing DU/GUS/AUS Missing or error on the xx	Field: Borrower DTI xx: 44.985% xx: 44.980% |---| 0.005% |----| 0.00500% Comment: BWR DTI is 44.985%. xx: Initial xx:
Field: Original CLTV xx: 69.091%   xx: 69.090%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original CLTV ratio is 69.091%.   xx: Initial   xx:
Field: xx: xx/xx/2022   xx: xx/xx/2022   Variance: 2 xx   Variance %:    Comment: Original note date is xx/xx/2022.   xx: Initial   xx:
Field: xx LTV xx: 69.091%   xx: 69.090%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original LTV is 69.091%   xx: Initial   xx:
Field: xx Code   xx: 93422   xx: 11000   Variance:    Variance %:    Comment: Property postal code is 93422.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx: Change in Rate/Term   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Application xx: Construction/Perm xx: Refinance Variance: Variance %: Comment: Purpose per application is construction to permanent. xx: Initial xx:	4: Unacceptable	* Loan does not conform to program guidelines xx "The subject loan originated on xx/xx/2022 as a construction to permanent loan. As per the tape defect, the borrower is unable to modify the construction loan due to the high DTI of the subject loan. The borrower is making payments as per note terms and due for xx/xx/2024 and current UPB is $xx. Further details not provided." * Loan has escrow holxxck. No proof it was released xx	* xx xx is "Elevated" xx "This loan failed the qualified mortgage interest only test due to this loan is an interest only loan."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$176.25.
The below fees were included in the test:
xx Fee paid by Borrower: $995.00
xx Fee paid by Borrower: $7,600.00
Points - xx Fee paid by Borrower: $xx
xx paid by Borrower: $645.00
xx Fee paid by Borrower: $74.00
xx paid by Borrower: $620.00

This loan failed the GSE xx amortization test due to the loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing.

Loan fails qualified mortgage xx policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$176.25.
The below fees were included in the test:
xx Fee paid by Borrower: $995.00
xx Fee paid by Borrower: $7,600.00
Points - xx Fee paid by Borrower: $xx
xx paid by Borrower: $645.00
xx Fee paid by Borrower: $74.00
xx paid by Borrower: $620.00"
* xxmissing; loan has escrows xx     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines xx     "AUS report is missing from the loan documents."
																																																																																							* Missing or error on the xx Document xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			606	Not Applicable
12554669	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	11.420%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2022	$xx	Not Applicable	5.500%	$416.71	04/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of $xxvor of xx There is an active prior mortgage against the subject property in favor of xx, Inc. in the amount of $xxh originated on xx/xx/2001 and was recorded on xx/xx/2001 with instrument Book/Page xx. The annual combined taxes for 2023 were paid in the amount of $xx/xx/2024. The annual city taxes for 2023 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $439.45, which was applied for the due date of xx/xx/2024. The current monthly P&I is $416.71 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $439.45, which was applied for the due date of xx/xx/2024. The current monthly P&I is $416.71 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $xx.
As per the BPO dated xx/xx/2024 located at "xx," the roof of the subject property has been damaged, and the BPO shows an estimated cost of repair in the amount of $300.00. No details regarding the repair completion have been found. CCs do not show damages.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

xx: xx: xx	The loan was modified between the borrower xx	xxHUD-1 xx Right of Rescission	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: No xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Amount   xx: xx: $1476.27   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2008   xx: xx/xx/2008   Variance: 30 xx   Variance %:    Comment: First payment date is xx/xx/2008 but tape shows xx/xx/2008.   xx: Initial   xx:
Field: xx P&I   xx: $509.74   xx: $416.71   Variance: $93.03   Variance %: 22.32487%   Comment: As per note doc stated P&I is $509.74.   xx: Initial   xx:
Field: xx Rate xx: 11.42000% xx: 4.50000% Variance: 6.92000% Variance %: 6.92000% Comment: As per note doc stated rate is 11.420%. xx: Initial xx:	3: Curable	* xx Value of xx Acknowledgment is missing from the loan file xx "Fair market value of homestead property acknowledgment disclosure is missing from the loan documents."
* xxis missing from the loan file xx     "Home equity consumer disclosure is missing from the loan documents."
* xxof Documents is missing from the loan file xx     "Home equity loan copies of documents are missing from the loan documents."
* xxand xx-closing Disclosure is missing from the loan file xx     "Home equity loan interest & fees pre-closing disclosure missing from the loan documents."
* xxof Address for xx of Violation is missing from the loan file xx     "Home equity loan notice of address for borrower notification of violation disclosure is missing from the loan documents."
																																																																																							* HUD-1 xx missing or unsigned xx	* xx"Final application is missing from loan file." * Missing credit report xx "Credit report doc is missing from loan file." * Right of Rescission missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$300.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			566	Not Applicable
2720246	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.250%	12	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage details are not found. There is a prior mortgage against the subject property in the amount of $xxvor of xx and xx Holder or Holders, which was recorded on xx/xx/2015. There is a UCC judgment found against the subject property in favor of xx on xx/xx/2024. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of principal only payment $1,100.00, which was applied for the due date of xx/xx/2024. The current UPB reflected as per payment history is $xx. As per the collection comment dated xx/xx/2024, the total deferred interest balance is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
There is a forbearance agreement made between the borrower “xx ” and servicer “xx ” on xx/xx/2021 located at “xx” and “xx ” with the maturity date of xx/xx/2026. As per the agreement, the UPB was $xx. The borrower agreed to pay $xx in certified funds to the servicer upon execution of this agreement to reduce the principal balance of the loan from $xx to $xx. The borrower will also pay $1,100.00 per month for 60 installments due from xx/xx/2021. After all 60 monthly payments are made, the principal balance due at maturity will be $xx. PH transaction dated xx/xx/2021 shows that principal payment was made in the amount of $xx.
As per the collection comment dated xx/xx/2024, the total deferred interest balance is $xx.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated xx/xx/2023, the subject property was damaged due to xx. The nature of damage and actual loss amount are unable to be determined. The comment dated xx/xx/2023 shows that the borrower called regarding the insurance claim check. No comments have been found regarding repair completion.
xx: xx: xx	xx	Appraisal xxMortgage	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: No xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Did a xx?   xx: No   xx: Yes   Variance:    Variance %:    Comment: No   xx: Initial   xx:
Field: xx of xx: xx: xx/xx/2021   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Period?   xx: No   xx: Yes   Variance:    Variance %:    Comment: No   xx: Initial   xx:
Field: xx: HELOC   xx: Conventional   Variance:    Variance %:    Comment: Maturity type is HELOC.   xx: Initial   xx:
Field: xx P&I   xx: Unavailable   xx: $1100.00   Variance:    Variance %:    Comment: Unavailable   xx: Initial   xx:
Field: xx: Unavailable   xx: St. Tammany   Variance:    Variance %:    Comment: As per note doc property county name is xx.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2016 xx: xx/xx/2026 Variance: -3389 xx Variance %: Comment: Maturity is xx/xx/2016. xx: Initial xx:	4: Unacceptable	* Mortgage missing / unexecuted xx	* Appraisal incomplete xx"Appraisal report dated xx/xx/2015 in loan file is subject to completion of construction. Subject is new construction and estimated amount of completion is not available in the appraisal report. Appraisal 1004D update/completion report is missing from loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Loan does not conform to program guidelines xx	* xx xx"This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Missing proof of hazard insurance xx		Moderate	Pass	Pass	No Result	No Result	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	Not Applicable
57657954	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.990%	180	xx	xx	Conventional	ARM	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 in the amount of $xxthe lender, xx, which was recorded on xx/xx/2016. No active judgments or liens were found. The annual county taxes for the year 2023 were paid on xx/xx/2024 in the amount of $xx No prior year's delinquent taxes were found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,055.98 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,055.98 with an interest rate of 4.490%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
As per the review of PH as of xx/xx/2024, the BWR is current with the loan and the next due date is xx/xx/2024. The current UPB is $xx.
No evidence of FC activity has been found.
The loan has not been modified since origination.
As per inspection report dated xx/xx/2021 located at xx - xx, there was disaster damage to the roof and the estimated cost of repair was $10K. No evidence of repair completion has been found. The latest BPO report dated xx/xx/2024 located at BPO.pdf reflects no damage to the property. CCs do not show any damage.
BWR is individual, and the ATR method used for approval of the loan could not be determined.

xx: xx: xx	xx	1-4 xx ARM xx	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: Bankruptcy is no. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: Occupancy at Origination xx: Investor   xx: Primary   Variance:    Variance %:    Comment: Occupancy is Investor.   xx: Initial   xx:
Field: xx P&I   xx: $992.54   xx: $1055.98   Variance: $-63.44   Variance %: -6.00768%   Comment: Original stated P&I is $992.54.   xx: Initial   xx:
Field: xx Rate xx: 4.99000% xx: 4.49000% Variance: 0.50000% Variance %: 0.50000% Comment: Original stated rate is 4.99%. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject approved at 42% and closed xx/xx/2016. File does not contain any credit related data or docs. Unable to review loan for ATR. 3-year ATR SOL has expired."
* Index value unable to confirm. xx     "Index value is unable to confirm due to supporting documents are missing from the loan file."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan program disclosure missing or unexecuted xx     "Loan program disclosure is missing from the loan documents."
* Missing required 1-4 family rider xx     "Subject is NOO.  1-4 family rider is missing from the loan documents."
* Mortgage - Missing required ARM Rider xx     "ARM rider is missing from the loan documents."
																																																																																								* xx Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			578	Not Applicable
65337077	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	5.000%	60	xx	xx	HELOC	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2011 and was recorded on xx/xx/2011 in the amount of $xxvor of xx.
No active judgments or liens found.
The annual county taxes for 2023 were paid in the amount of $xxxx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $737.00, which was applied for the due date of xx/xx/2024. The current monthly P&I is $518.81 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $737.00, which was applied for the due date of xx/xx/2024. The current monthly P&I is $518.81 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

xx: xx: xx	xx	ARM xxReport	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: Bankruptcy xx is No xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   xx: Initial   xx:
Field: xx: HELOC   xx: Conventional   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx P&I   xx: xx: $518.81   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Rate   xx: 5.00000%   xx: 7.25000%   Variance: -2.25000%   Variance %: -2.25000%   Comment:    xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2016 xx: xx/xx/2047 Variance: -11068 xx Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* xx Missing xx "Balloon rider is missing from the loan documents." * Missing credit report xx "Credit report is missing from the loan document." * Mortgage - Missing required ARM Rider xx		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29811506	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of $xxvor of xx.
No active judgments or liens were found.
The annual county tax for 2023 has been paid in the amount of $xxxx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $776.29, which was applied for the due date of xx/xx/2024. The current monthly P&I is $776.29 with an interest rate of 11.500%. The current UPB reflected as per the payment history is $xx.	xx: The comment history is missing from the loan files. The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

xx: xx: xx	xx	ARM xxDisclosure	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx P&I   xx: $811.39   xx: $776.29   Variance: $35.10   Variance %: 4.52150%   Comment: Actual data shows original stated P&I is $811.39.   xx: Initial   xx:
Field: xx Rate   xx: 8.25000%   xx: 11.50000%   Variance: -3.25000%   Variance %: -3.25000%   Comment: Actual data shows original stated rate is 8.25%.   xx: Initial   xx:
Field: xx: xx: St. Tammany Variance: Variance %: Comment: Actual data shows subject property county is xx. xx: Initial xx:	2: Acceptable with Warnings	* xx"Final loan application signed by the borrower is missing from the loan documents."
* Loan program disclosure missing or unexecuted xx     "Loan program disclosure is missing from the loan documents."
																																																																																								* Mortgage - Missing required ARM Rider xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7304316	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	5.250%	12	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2015	$xx	Not Applicable	5.250%	$591.07	01/xx/2016	Change of Terms	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2014 and was recorded on xx/xx/2014 in the amount of $xxvor of xx. No active judgments or liens have been found. The annual county tax for 2023 has been paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $637.32 xx which was applied for the due date of xx/xx/2024. The current P&I is $515.44 with an interest rate of 6.660%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $637.32 xx which was applied for the due date of xx/xx/2024. The current P&I is $515.44 with an interest rate of 6.660%. The current UPB reflected as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
A forbearance agreement located at xx, was made on xx/xx/2019. According to the forbearance agreement loan amount, it was a renewal of that certain promissory note dated xx/xx/2014 in the principal amount of $xx with an initial interest rate of 5.250% executed by xx, LLC. No P&I-related information was found on the promissory note and recorded mortgage.
As per the BPO report located at "xx", the subject property needs multiple repairs and the estimated cost to cure is $2,500.00. Collection comments do not show the damage amount.
As per the tape data, the subject property is tenant-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

xx: xx: xx	The loan has been modified according to forbearance agreement made on xx/xx/2019 located at “xx”. The note has been renewed from xx/xx/2014 to xx/xx/2015 in the principal amount of $xx with an initial interest rate of 5.25%. No further details have been provided.	Appraisal xxHUD-1 xx	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: NA xx: Initial xx:
Field: Borrower #2 xx: xx: Trinh   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Borrower #2 xx: xx: Huynh   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx: HELOC   xx: Conventional   Variance:    Variance %:    Comment: Mortgage type is HELOC.   xx: Initial   xx:
Field: xx P&I   xx: xx: $515.44   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
																																																																																				Field: xx Rate xx: 5.25000% xx: 6.66000% Variance: -1.41000% Variance %: -1.41000% Comment: As per note. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx "Final HUD-1, estimated HUD-1, and fee itemization are missing from the loan file." * Loan does not conform to program guidelines xx	* Appraisal incomplete xx"The appraisal report in the loan file is incomplete. The photo addendum of the appraisal report is missing from the loan documents." * xx Missing xx "Subject loan is balloon mortgage. Balloon rider is missing from the loan documents." * Missing credit report xx "xx is missing from the loan file." * Missing flood cert xx "Flood certificate is missing from the loan documents." * Missing proof of hazard insurance xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			574	Not Applicable
62621548	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	633	Not Applicable	32.546%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with instrument# xx in the amount of $xxvor of xx as nominee for xx. No active judgments/liens have been found against the borrower/subject property. The first and second installments of county taxes for 2023 have been paid in the total amount of $xx prior year’s delinquent taxes have been found.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $4,451.20 on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.500%.	xx: Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $4,451.20 on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated on xx/xx/2021 and the Covid-19 attestation document is available in the loan file located at xx.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.33 years at xx .

xx: xx: xx	xx	Initial 1003_Application Missing or error on the xx	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects appraisal fee at $625.00. Final CD dated xx/xx/2021 reflects appraisal fee at $1,050.00. This is an increase in fee of $425.00. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial CD dated xx/xx/2021 reflects lender credit at $6,753.25. Final CD dated xx/xx/2021 reflects lender credit at $6,645.43. This is decrease of $107.82 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is a refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Loan does not conform to program guidelines xx     "The subject loan was originated on xx/xx/2021 with the first payment date of xx/xx/2021. Tape shows the first payment as default. As per the PH, the first payment of xx/xx/2021 was made on xx/xx/2022, which is 30 days late."
																																																																																							* xx 1003_Application xx	* Missing or error on the xx Document xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2021. Notary signature date on the deed of trust is 10/xx/2021. Note date is 10/xx/2021."	Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	Not Applicable
98962524	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	39.580%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2020, which recorded on xx/xx/2020 with book/page# 07862 / 0465 in the amount of $xxvor of xx as nominee for xx There is one civil judgment open against the borrower in the amount of $xx was recorded on xx/xx/2023 in favor of xx. The annual combined taxes for 2023 have been paid in the amount of $xx/xx/2023. The annual combined taxes for 2024 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $2,758.56 on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 2.250%.	xx: Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $2,758.56 on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $xx.
As per the FB document dated xx/xx/2022 located at xx, the borrower’s income was impacted by Covid-19. The BWR has been approved for a 9-month FB plan, which started on xx/xx/2022 and ended on xx/xx/2022.
No information has been found related to damage or repairs.
The loan was originated on xx/xx/2020 and the Covid-19 attestation document is available in the loan file located at xx.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has 1.50 years on the job as a director at xx . BWR has prior employment experience as a regional sales manager at xx between xx/xx/2018 and xx/xx/2019 for 7 months.
																																																																																	xx: xx: xx	xx	Appraisal xx		3: Curable		* Loan does not conform to program guidelines xx	* Appraisal incomplete xx"The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is $xx." * ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			625	Not Applicable
34663914	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,279.83	$xx	08/xx/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2016	$xx	Not Applicable	3.125%	$306.06	10/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 with the lender xxfor the amount of $xx active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 are due in the amount of $xxannual combined taxes for 2022 were paid in the amount of $xxannual combined/personal taxes for 2021 and 2023 are delinquent in the amount of $xx, which are good through xx/xx/2024.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $306.06 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $306.06 and the interest rate is 3.125%. Tape shows the deferred balance is $1,530.30.	xx: The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $306.06 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx.
The loan has been modified.
The foreclosure was initiated. As per the comment dated xx/xx/2022, the foreclosure was closed due to reinstatement.
As per the comment dated xx/xx/2022, the reinstatement funds were received in the amount of $xx.
The borrower “xx Lamont” filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2022. The debtor was dismissed on xx/xx/2022 and the case was terminated on xx/xx/2022.
As per the BPO report dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

xx: The foreclosure was initiated. As per the comment dated xx/xx/2022, the foreclosure was closed due to reinstatement. Further details not provided.
																																																																																	xx: The borrower “xx” filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2022. The chapter 13 plan was filed on xx/xx/2022. The plan was confirmed on xx/xx/2022. The debtor has promised to pay the trustee in the amount of $1,100.00 per month. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. The debtor was dismissed on xx/xx/2022 and the case was terminated on xx/xx/2022.	The modification agreement was made on xx/xx/2016 between the borrower “xx” and the lender “xx .” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $306.06 and an interest rate of 3.125% beginning on xx/xx/2016 until the maturity date of xx/xx/2035. The balloon payment is $xx.	xxin xx. HUD-1 xx	Field: xx: No xx: Yes |---| |----| Comment: No. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx Amount xx: xx: $1530.30 Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx P&I xx: $819.61 xx: $306.06 Variance: $513.55 Variance %: 167.79389% Comment: As per note. xx: Initial xx: Field: xx Rate xx: 10.50000% xx: 3.12500% Variance: 7.37500% Variance %: 7.37500% Comment: As per note. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents." * Loan does not conform to program guidelines xx "Tape shows issue as aged loan purchased from a fund as a non-performing loan - defect not provided. Loan re-performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. Further details were not provided." * Operative index value is unable to confirm xx	* xx"Final application is missing from loan documents." * Final TIL Missing or xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			569	Not Applicable
72723523	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	684	38.250%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2017 and was recorded on xx/xx/2018 in the amount of $xxvor of xx, Inc. There is state tax lien found against the borrower in favor of xx in the amount of $xx which was recorded on xx/xx/2022. The 2nd installment of county taxes for 2024 was due in the amount of $xx/xx/2024. The 1st installment of county taxes for 2024 was paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,188.18 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,159.39 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has been SE for 12 years at xx,Inc.
Borrower has 11.92 years on the job as a customer success man with xx.
xx: xx: xx	xx	xx Missing or error on the xx	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: xx: Initial xx: Field: Borrower #1 xx: xx: S Variance: Variance %: Comment: Borrower # 1 xx is xx: Initial xx: Field: Borrower #2 xx: xx: R Variance: Variance %: Comment: Borrower # 2 xx is xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: xx Date is xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2017 reflects xx at $xx.00. Final CD dated xx/xx/2017 reflects xx at $xx.00. This is an increase in fee of +$110.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on xx dated xx/xx/2017. Initial CD dated xx/xx/2017 reflects lender credit at $xx Final CD dated xx/xx/2017 reflects lender credit at $xx0. This is decrease of +$8.40 for fee which has 0% tolerance test. Valid COC for the decrease in xx is missing from the loan documents.

Subject loan is Purchase case, originated on xx/xx/2017, and the 1-year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	658
54857597	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	18.402%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx, Inc. for the amount of $xx active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 are due in the amount of $xxnual combined taxes for 2023 were paid in the amount of $xxor year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,802.03 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $3,802.03 and the interest rate is 3.375%.	xx: The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $3,802.03 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO report dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 6.66 years on the job as a doctor of medicine at xx .
xx-19 attestation is located at “xx”.

xx: xx: xx	xx	Missing or error on the xx	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property type is PUD. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect xx. Final CD dated xx/xx/2020 reflects xxat $1,995.20 This is an increase in fee of +$1,955.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020 and the 3-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	Not Applicable
93841641	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.375%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	793	46.657%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xx“MERS as nominee for xx”. The annual county taxes for 2023 were paid in the amount of $xxx/xx/2023. The water/sewer charges are due on xx/xx/2024 in the amount of $xxrior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,987.08, which was applied for the due date of xx/xx/2024. The current P&I is $1,348.28 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,987.08, which was applied for the due date of xx/xx/2024. The current P&I is $1,348.28 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
The loan was originated on xx/xx/2021, and the COVID-19 attestation is available at "xx.
As per the deferral agreement located at "xx,"  the amount of $xx has been deferred.
BWR1 has been SE for 1.08 years at xx and xx LLC. BWR#1 prior employment experience as a xx between xx/xx/2017 and xx/xx/2019 for 2.75 years.
BWR2 has 2 months on the job as an associate at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: xx: Initial xx: Field: Borrower #1 xx: I xx: L Variance: Variance %: Comment: Note reflects, BWR middle name is xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Amount xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Appraisal report shows, property is PUD. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 46.65%. Tape shows the lender omitted IRS lien debt without evidence of payoff. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 1.08 years at xx and xx LLC; BWR2 has 2 months on the job as an associate at HAI xx, FICO 751, 0X30 in the last 24 months, and $78K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not xx fee. Final dated xx/xx/2021 reflects xx fee at $408.00. This is an increase in fee of $408.00 for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Intent to xx"The borrower's intent to proceed is missing from the loan file."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			804	800
96295220	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.975%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	738	45.833%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxvor of “MERS as nominee for xx, LLC.” No active liens and judgments have been found against borrower and property. The first and second installments of county taxes for 2023 are paid total in the amount of $xx. The first and second installments of county taxes for 2024 are due total in the amount of $xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,130.12 and PITI is $2,400.00. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,130.12 and PITI is $2,400.00. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
As per comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. The forbearance plans ran and were extended several times from xx/xx/2022 to xx/xx/2023.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
Borrower has 0.08 years on the job as a servicing specialist with xx
Co-borrower has 1.16 years on the job as a front desk with xx.
BWR1 has two months on the job as a servicing specialist at xx xx. Previously, BWR had multiple employment experiences between xx/xx/2019 and xx/xx/2021 for 2.58 years.
BWR2 has 1.16 years on the job as a front desk with xx. BWR2 has prior employment experience as a style consultant with xx between xx/xx/2018 and xx/xx/2021 for 2.50 years.

																																																																																	xx: xx: xx	xx		Field: Bankruptcy xx? xx: No xx: Yes |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: xx: Initial xx: Field: xx Street xx: . xx. xx: xx Variance: Variance %: Comment: xx Street is xx. xx: Initial xx: Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property Type is PUD xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* xx Disclosure is missing. xx "Homeownership counseling disclosure is missing from loan documents." * Intent to xx"The borrower's intent to proceed is missing from the loan documents." * xx Disclosures xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * xx TRID xx Failed xx		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	758
11794227	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	839	Not Applicable	46.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx for the amount of $xx active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024/2025 are due in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,690.08 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $2,021.16 and the interest rate is 7.125%.	xx: The loan is currently performing and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,690.08 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is primary. No comment pertaining to the damage to the subject property has been observed. BWR is retired and getting social security and retirement income. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 46.902% xx: 46.900% |---| 0.002% |----| 0.00200% Comment: xx: Initial xx: Field: Original CLTV xx: 50.292% xx: 51.000% Variance: -0.708% Variance %: -0.70800% Comment: xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -1 xx Variance %: Comment: xx: Initial xx: Field: xx LTV xx: 50.292% xx: 51.000% Variance: -0.708% Variance %: -0.70800% Comment: xx: Initial xx: Field: xx Street xx: 945 xx #104 xx: 945 xx 104 Variance: Variance %: Comment: xx: Initial xx:	3: Curable	* xx xx Failed xx "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "Loan fails compliance delivery and timing test for revised CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* xx TILA xx"Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$298.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2024 reflects xx at $525.00. Final CD dated xx/xx/2024 reflects xx at $600.00.
Initial LE dated xx/xx/2024 does not reflect HoA xx. Final CD dated xx/xx/2024 reflects HOA xx at $298.00.
This is a cumulative increase of $373.00 for charges that in total cannot increase more than 0% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
																																																																																							* xx Issues xx	* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			658	Not Applicable
80839675	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.250%	300	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	601	Not Applicable	56.328%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024, which recorded on xx/xx/2024 with instrument# xx in the amount of $xxvor of xx as nominee for xx. There is one prior criminal judgment active against borrower in favor of xx in the amount of $xxh was recorded on xx/xx/2020. The annual county taxes for 2023 are paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,903.60 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,567.95 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 2.33 years on the job as a manager at xx. xx: xx: xx	xx	xxMissing or error on the xx	3: Curable	* xx TRID xx is Incomplete xx "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $8,174.89 exceeds fees threshold of $6,757.87 over by +$1,417.02.
The below fees were included in the test:
xx paid by Borrower: $1,995.00
Points - xx Fee paid by Borrower: $6,179.89.

Loan fails xxpoints and fees test due to fees charged $8,174.89 exceeds fees threshold of $6,757.87 over by +$1,417.02.
The below fees were included in the test:
xx paid by Borrower: $1,995.00
Points - xx Fee paid by Borrower: $6,179.89."
* Loan does not conform to program guidelines xx     "The tape shows the UW used sales price from the previous transaction as an appraised value of $xx to close with an LTV of 80%. Appraised value of $xx from the appraisal report in file pushes the LTV to 84.63%. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx."
* MI, FHA or MIC missing and required xx     "FHA MI certificate is missing from the loan documents."
* xx"Initial CD is missing from the loan documents."
* xx - defined by loan findings xx     "Loan fails FHA QM xx Test due to Fees charged $8,174.89 exceeds fees threshold of $6,757.87 over by +$1,417.02.
The below fees were included in the test:
xx paid by Borrower: $1,995.00
																																																																																							Points - xx Fee paid by Borrower: $6,179.89.xx	* xx xx is "Elevated" xx "Loan failed FHA QM xx Test threshold test due to APR calculated 7.232% exceeds APR threshold of 8.016% under disclosed by -0.7854%. Subject loan is escrowed." * Missing or error on the xx Document xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			607	Not Applicable
77988780	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	46.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xx in the amount of $xx was recorded on xx/xx/2024. No active judgments or liens found. The annual combined taxes for 2023 have been paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,624.30 which was applied for the due date of xx/xx/2024. The current P&I is $1,722.04 with an interest rate 7.875% and PITI is $2,624.30. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 3.25 years on the job as a business coordinator at xx LLC.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan Value: 3 xx: 5 |---| -2 |----| -40.00000% Comment: Age of Loan is 3 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx:	3: Curable	* xx"The tape shows the subject loan exceeded APR-APOR thresholds. Further details not provided. Infinity compliance result shows that the loan failed the HPML, QM safe harbor APR-APOR thresholds test. The subject loan is escrowed."
* xx xx is "Elevated" xx     "Loan fails xxpoints and fees test due to fees charged $7,132.00 exceeds fees threshold of $6,876.35 over by +$255.65.
The following fees were included in the test:
xx Fee paid by Borrower: $5,937.00
xx paid by Borrower: $1,195.00.

Loan failed xx APR xx due to APR calculated 10.139% exceeds APR threshold of 9.010% over by +1.129%. Subject loan is escrowed."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to Fees charged $7,132.00 exceeds fees threshold of $6,876.35 over by +$255.65.
The below fees were included in this test:
xx Fee paid by Borrower: $5,937.00
xx paid by Borrower: $1,195.00.

																																																																																							Loan failed GSE xx QM APR Test due to APR calculated 10.139% exceeds APR threshold of 9.010% over by +1.129%.xx	* Higher-xx Loan test Fail xx "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 10.165% exceeds APR threshold of 8.260% over by +1.905%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx. Loan failed xxthreshold test due to APR calculated 10.139% exceeds APR threshold of 8.260% over by +1.879%. Subject loan is escrowed." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			649	Not Applicable
2867749	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	808	45.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxMERS as nominee for xx. No active judgments or liens have been found. The first installment of county taxes for 2024 was paid in the amount of $xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,497.83 xx, which was applied for the due date of xx/xx/2024. The current P&I is $3,032.01 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. No details pertaining to the damage to the subject property have been observed. Unable to determine the current condition and occupancy of the subject property. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has 5.91 years on the job as a laborer at xx, Inc. BWR2 receives social security income. xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Borrower DTI xx: 45.518% xx: 60.500% |---| -14.982% |----| -14.98200% Comment: Borrower DTI ratio percent is 45.18% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx:	3: Curable	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* Loan does not conform to program guidelines xx     "Subject approved at 45.15%. Tape shows BWR retained departing residence and loan was repurchased as BWR did not have 12 month experience of renting and the revised DTI is 60.5%. Lease agreement in file. BWR1 has 5.91 years on the job as a laborer at xx, Inc, and BWR2 receives social security income, FICO 797, $xx down payment in subject, and $xx residual income."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* xx Disclosures xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	764
3792025	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	732	39.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxMERS as nominee for xxwith instrument # xx. No active judgment or lien has been found against the borrower or property. The first and second installments of county taxes for the year 2023 were paid in the total amount of $xxThe first and second installments of county taxes for the year 2024 were due in the total amount of $xxNo prior year’s tax details have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024 which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is in the amount of $ $919.70, and the PITI is in the amount of $1,025.66. The UPB reflected as per the payment history is in the amount of $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The UPB reflected as per the payment history tape data is in the amount of $xx and the next due date for payment is xx/xx/2024. No evidence of bankruptcy or foreclosure has been found. No evidence of damage or repair has been found. BWR has been SE for 2.83 years at xx. xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan Value: 11 xx: 14 |---| -3 |----| -21.42857% Comment: NA. xx: Initial xx: Field: Borrower DTI xx: 39.866% xx: 69.803% Variance: -29.937% Variance %: -29.93700% Comment: As per loan documents DTI is 39.866%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx: xx/xx/2023 xx: xx/xx/2023 Variance: 42 xx Variance %: Comment: As per loan documents note date is xx/xx/2023. xx: Initial xx:	3: Curable	* xx"Loan failed qualified mortgage xx policy points and fees test due to fees charged $5,207.00 exceeds fees threshold of $4,026.53 over by +$1,180.47.
The below fees were included in the test:
Points - xx Fee paid by Borrower: $3,812.00
xx paid by Borrower: $500.00
xx paid by Borrower: $895.00."
* GSE Points and xx Violations xx     "Loan failed GSE xx QM points and fees test due to fees charged $5,207.00 exceeds fees threshold of $4,026.53 over by +$1,180.47.
The below fees were included in the test:
Points - xx Fee paid by Borrower: $3,812.00
xx paid by Borrower: $500.00
																																																																																							xx paid by Borrower: $895.00.xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 39.86%. Tape shows undisclosed auto loan debt opened prior to closing. The revised DTI is 70.30%. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 2.83 years at xx , FICO 732, 0X30 since inception, $xx equity in the subject, and $xxresidual income." * Missing or error on the xx Document xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	731
11525830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	750	47.421%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of “MERS as nominee for xx LLC.” There is a prior civil judgment against the BWR "xx" in the amount of $xx "xx" which was recorded on xx/xx/2015. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. The first, second, and third installments of county taxes for 2024 were due in the total amount of $xxxx/xx/2024, xx/xx/2025, and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,705.86 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $3,232.09, and the interest rate is 6.875%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,705.86 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $3,232.09, and the interest rate is 6.875%. The current UPB is $xx.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has been SE for 11.75 years at xx.
BWR2 has been SE for 12.16 years at xx.
																																																																																	xx: xx: xx	xx		Field: Age of Loan Value: 14 xx: 17 |---| -3 |----| -17.64705% Comment: Age of the loan is 14. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Value xx: xx: xx Variance: xx Variance %: 1.59489% Comment: Original appraised value is 637,000.00. xx: Initial xx: Field: xx: xx/xx/2023 xx: xx/xx/2023 Variance: 58 xx Variance %: Comment: Original note date is xx/xx/2023. xx: Initial xx: Field: xx Street xx: xx: Variance: Variance %: Comment: Note reflects, property address streetE xx. xx: Initial xx:	3: Curable		* xx Issues xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year." * xx TRID xx Failed xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	777
8273944	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	48.614%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2024.
No active judgments or liens have been found.
Parcel # xx
Annual combined taxes for the year 2024 are due on xx/xx/2024 in the amount of $xx.
Annual combined taxes for the year 2023 were paid on xx/xx/2023 in the amount of $xxel # xx
Annual combined taxes for the year 2024 are due on xx/xx/2024 in the amount of $xxal combined taxes for the year 2023 were paid on xx/xx/2023 in the amount of $xxrior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,890.28 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,596.23 with an interest rate of 6.625%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR receives SSI, defined contribution plan, pension, and dividend interest income.
																																																																																	xx: xx: xx	xx	Appraisal xx	Field: Age of Loan Value: 8 xx: 9 |---| -1 |----| -11.11111% Comment: Age of Loan is 8 xx: Initial xx: Field: Borrower DTI xx: 48.614% xx: 56.000% Variance: -7.386% Variance %: -7.38600% Comment: Borrower DTI xx is 48.614% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx:	3: Curable		* Appraisal incomplete xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 48.61%. Tape shows income miscalculation. Revised DTI is 56%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives SSI, defined contribution plan, pension, and dividend interest income, FICO 809, 0X30 since inception, $xx equity in the subject, and $xx residual income. Downgraded to xx based on xx.xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
7478944	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	753	49.599%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx. No active judgments or liens were found. The 2024 combined annual taxes are due in the amount of $xx/xx/2024. The 2023 combined annual taxes were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2132.75 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1678.11 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2132.75, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1678.11 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $xx.
The reason for default is not available in the latest servicing comments.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the comment dated xx/xx/2024, the subject property was damaged due to water on xx/xx/2024. The claim has been filed and the checks received for the amount of $xx. No evidence has been found for repair completion.
BWR1 has been SE for 9.33 years at xx.
BWR2 has 0.91 years on the job as a hospital assistant with xx . BWR2 had multiple jobs in the past 2 years.
xx: xx: xx	xx	Field: Age of Loan Value: 11 xx: 13 |---| -2 |----| -15.38461% Comment: N.A xx: Initial xx: Field: Borrower #2 xx: xx: Bernal Variance: Variance %: Comment: N.A xx: Initial xx: Field: Borrower DTI xx: 49.599% xx: 63.000% Variance: -13.401% Variance %: -13.40100% Comment: N.A xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A xx: Initial xx:	3: Curable	* xx Disclosures xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 49.59%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 63%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 9.33 years at xx . BWR2 has 0.91 years on the job as a xx with xx LLC, FICO 626, 0X30 since inception, $xx equity in the subject, and $xx residual income."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TILA xx"Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$400.55.

TRID total of payment disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$551.05. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100.

Subject loan is purchase case, originated on xx/xx/2023 and 1-year SOL expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 reflects points-loan discount fee at $2,100.00. Final CD dated xx/xx/2023 reflects points-loan discount fee at $2,400.00. This is an increase of +$300.00 for charges that cannot increase.

																																																																																								Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 does not reflect rush fee. Final CD dated xx/xx/2023 reflects rush fee at $150.00. This is an increase of +$150.00 for charges that cannot increase. Subject loan is purchase case, originated on xx/xx/2023 and 1-year SOL expired.xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$56,148.41	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	656
26911400	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	21.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2023. No active judgments or liens have been found. The annual town, county, school, and utilities/MUD taxes for 2023 were paid in the amount of xx. The annual town and school taxes for 2024 were due on xx/xx/2024 in the amount of $xx No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,760.57 xx, which was applied for the due date of xx/xx/2024. The current P&I is $3,262.81 with an interest rate of 7.875%. The current UPB reflected as per payment history is $xx.	xx: The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,760.57 xx, which was applied for the due date of xx/xx/2024. The current P&I is $3,262.81 with an interest rate of 7.875%. The current UPB reflected as per payment history is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has 2 months on the job as a chief revenue officer with xx. BWR has prior employment experience as a country manager with xx between xx/xx/2021 and xx/xx/2023 for 2.25 years.
																																																																																	xx: xx: xx	xx		Field: Age of Loan Value: 10 xx: 12 |---| -2 |----| -16.66666% Comment: Age of Loan is 10 xx: Initial xx: Field: Borrower DTI xx: 21.410% xx: 20.668% Variance: 0.742% Variance %: 0.74200% Comment: Borrower DTI xx is 21.410% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
70213864	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	795	48.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx in the amount of $xxh was recorded on xx/xx/2024. There is a junior hospital lien against the borrower in favor of “xx, Inc., xx xx” which was recorded on xx/xx/2024, in the amount of $xxrior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,891.78 which was applied for the due date of xx/xx/2024. The current P&I is $1,536.08 and the interest rate is 7.125%. The current UPB is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,891.78 which was applied for the due date of xx/xx/2024. The current P&I is $1,536.08 and the interest rate is 7.125%. The current UPB is $xx. No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR1 has been SE for 6.58 years at xx , and BWR2 receives pension income. xx: xx: xx	xx	Missing DU/GUS/AUS Transmittal xx	Field: Age of Loan Value: 7 xx: 8 |---| -1 |----| -12.50000% Comment: NA. xx: Initial xx: Field: Borrower DTI xx: 48.845% xx: 69.765% Variance: -20.920% Variance %: -20.92000% Comment: As per loan documents DTI is 63.235%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TILA xx"Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$466.15. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of section C fees and recording fee at $1,800.00. Final CD dated xx/xx/2024 reflects the sum of section C and recording fee at $2,140.00. This is a cumulative increase of $160.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Missing DU/GUS/AUS as required by guidelines xx     "AUS from the time of closing is missing from the loan documents. Post-close AUS is available at xx pg#2."
																																																																																							* Transmittal xx is Missing xx			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	746
56875877	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	798	39.427%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx as nominee for xx, Inc. xx xx in the amount of $xxh was recorded on xx/xx/2023. There is a junior mortgage against the subject property that originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xx in favor of "xx. Annual combined taxes for 2024 are due on xx/xx/2024, in the amount of $xx. Annual combined taxes for 2023 were paid on xx/xx/2024, in the amount of $xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,354.00 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,715.28 with an interest rate of 7.125%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR has been SE for 6.16 years at xx LLC.
BWR2 has 6.66 years on the job as a laborer with xx.
																																																																																	xx: xx: xx	xx	xx Missing or error on the xx		3: Curable		* Loan does not conform to program guidelines xx "Tape shows the subject loan AUS lost approval due to a change in zip code from xx to xx. A corrected note, and MTG with a correction affidavit are available in the loan documents. Further details not provided. xx search shows an estimated value of $xx. Current UPB $xx." * Missing proof of hazard insurance xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Disclosures xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			535	798
42927356	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	48.432%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xx“MERS as nominee for xx” No active liens and judgments have been found against borrower and property. The annual county taxes for the year 2023 are paid in the amount of $xxrior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $5,619.33 and PITI is $6,729.01. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $5,619.33 and PITI is $6,729.01. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 9.91 years on the job as a creative director at xx.
xx: xx: xx	xx	Field: Age of Loan Value: 5 xx: 6 |---| -1 |----| -16.66666% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx per U/W xx: 34.272% xx: 34.270% Variance: 0.002% Variance %: 0.00200% Comment: As per calculation. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: 6 xx Variance %: Comment: As per note. xx: Initial xx: Field: xx LTV xx: 62.321% xx: 62.310% Variance: 0.011% Variance %: 0.01100% Comment: As per calculation. xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Points - xx Fee. CD dated xx/xx/2024 reflects Points - xx Fee at $3,832.58.
Loan estimate dated xx/xx/2024 does not reflect xx-xx. CD dated xx/xx/2024 reflects xx-xx at $275.00.
This is a cumulative increase in fee of $4,107.58 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines xx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	Not Applicable
42102720	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	48.265%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx as nominee for xx Mortgage Company in the amount of $xx was recorded on xx/xx/2024 . There is a junior mortgage against the subject property originated on xx/xx/2024 with the lender xx in the amount of $xx which was recorded on xx/xx/2024 . The 3rd & 4th installments of county taxes for the year 2025 are due in the amount of $xx.	According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,479.65 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,153.00 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $xx.	xx: The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner occupied.

BWR has 1.83 years on the job as a dealer at xx, Inc. BWR had multiple employment experiences in past years.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan Value: 4 xx: 6 |---| -2 |----| -33.33333% Comment: Age of loan is 4. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: MI is require.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Subject loan is escrowed.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2054   xx: xx/xx/2054   Variance: -31 xx   Variance %:    Comment: Stated maturity date xx/xx/2054.   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx Condo xx: xx Condo xx Variance: Variance %: Comment: Subject property type is xx Condo. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "xx search does not estimate value as the property has been listed for rent on xx/xx/2024. Current UPB $xx." * xx Issues xx	* xx xx is "Elevated" xx "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.738% exceeds APR threshold of 8.360% over by +0.378%. The subject loan is escrowed." * Higher-xx Loan test Fail xx "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 8.754% exceeds APR threshold of 8.360% over by +0.394%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Disclosures xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
57422812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	43.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx as nominee for xxfor the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,437.05 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $2,100.56 and the interest rate is 7.250%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
Appraisal report is as is and shows damage/missing exterior siding on the corner of the dwelling, a broken window on the detached garage, drywall damage on the basement kitchen ceiling, and water damage in the basement den that needed to be completed. The estimated cost to cure is $2,200. CCs do not show damage.
BWR has 1 year on the job as a food safety sanitor at xx. BWR has 2.66 years on the 2nd job as a xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Age of Loan Value: 10 xx: 12 |---| -2 |----| -16.66666% Comment: Age of loan is 10. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account indicator is yes.   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2023   Variance: -1 xx   Variance %:    Comment: Original note doc date xx/xx/2023   xx: Initial   xx:
Field: xx Date xx: xx/xx/2053 xx: xx/xx/2053 Variance: -30 xx Variance %: Comment: Stated maturity date is xx/xx/2053. xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx	* GSE Points and xx Violations xx "Loan fails GSE xx QM points and fees test due to Fees charged $xx exceeds fees threshold of $8,754.96 over by +$5,958.90. The below fees were included in the test: Points - xx Fee paid by Borrower: $xx xx paid by Borrower: $1,695.00. Loan fails GSE xx HOEPA Points and xx due to Fees charged $xx exceeds fees threshold of $xx over by +$122.26. Points - xx Fee paid by Borrower: $xx xx paid by Borrower: $1,695.00. This loan failed the predatory xx guidance test due to the loan failed the allowable points and fees test." * xx Disclosures xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 43.48%. Tape shows income used to qualify is not supported by W2 and BWR has no open credit history. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1 year on the job as a food safety sanitor at xx; FICO 757, 0X30 since inception, and $79K equity in the subject.

Downgraded to LVL2 based on PH."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Points - xx Fee. CD dated xx/xx/2023 reflects Points - xx Fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
81742752	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	41.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 with xx as nominee for xx in the amount of $xxit was recorded on xx/xx/2020. No active judgments or liens found. The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $xx. The annual county taxes for 2024 are due on xx/xx/2025 in the amount of $xx. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,868.14 which applied for xx/xx/2024. The current P&I is $1,311.74 with an interest rate of 2.625%. The UPB as of the date mentioned in the updated payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $1,311.74 with an interest rate of 2.625%. The UPB as of the date mentioned in the updated payment history is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 4 years on the job as a registered nurse at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	3: Curable	* Loan does not conform to program guidelines xx	* Appraisal incomplete xx"Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx, Current UPB is $xx."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx/xx/2020 and the 3 years SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflect Transfer taxes fee $359.00. CD dated xx/xx/2020 reflects Transfer taxes fee at $390.00. This is an increase in fee of $31.00. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2020 and the 3 years SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrowerxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
17762922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	721	45.032%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2021, which recorded on xx/xx/2021 with xx in the amount of $xxvor of xx as nominee for xx There is one active UCC lien against the property in favor of "xx LLC," which was recorded on xx/xx/2022. The annual county taxes for 2023 are paid in the amount of $xx/xx/2023. The annual county taxes for 2024 are due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,151.30 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,442.19 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
No information has been found regarding the forbearance plan.
As per the comment dated xx/xx/2022, the subject property was damaged due to water. There is no evidence to confirm the exact cost and current status of repairs. Further details are not provided.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.83 years at xx.
BWR2 has been SE for 11.83 years at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	2: Acceptable with Warnings	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* ATR - Unable to determine borrower's xx Repay xx     "The subject was approved at 45.032%. Tape shows there was undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has been SE for 11.83 years at xx, LLC, and BWR2 has been SE for 11.83 years at xx, LLC, FICO 721, 0X30 in the last 24 months, and $xx equity in the subject."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	791
24287475	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	785	23.150%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xx.00 with xx as nominee for xx No active judgments or liens have been found. The combined annual taxes for 2024 are due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,386.98 xx, which was applied for the due date of xx/xx/2024. The current P&I is $903.86 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.	xx: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB is $xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 years on the job as a supervisor roofer with xx.
BWR2 has 3 months on the job as a registered nurse with xx. BWR2 has prior employment experience as a registered nurse with xx Health for 3.25 years.
The loan was originated on xx/xx/2021. xx-19 attestation is missing from the loan files.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 34 xx |----| Comment: Application date is xx/xx/2021 xx: Initial xx:
Field: xx Name   xx: xx:    Variance:    Variance %:    Comment: BWR last name is xx.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account indicator is yes   xx: Initial   xx:
Field: xx per U/W xx: 14.277%   xx: 14.280%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing ratio per U/W is 14.277%   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Original CLTV xx: 98.188%   xx: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV xx is 98.188%   xx: Initial   xx:
Field: xx LTV xx: 98.188%   xx: 89.900%   Variance: 8.288%   Variance %: 8.28800%   Comment: xx LTV is 98.188%   xx: Initial   xx:
Field: xx Street xx: xx xx Rd xx: xx Variance: Variance %: Comment: Address is xx xx Rd. xx: Initial xx:	3: Curable	* xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect rate lock extension fee $0.00. Final CD dated xx/xx/2021 reflects rate lock extension fee at $251.61. This is an increase in fee of $261.61. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
* xx"Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 4.614% exceeds APR threshold of 4.410% over by +0.204%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx."
* MI, FHA or MIC missing and required xx     "FHA mortgage insurance is missing from the loan documents."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	753
18224006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	719	44.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020, in the amount of $xxxx. There are two junior judgments xx against the subject borrower in favor of different plaintiffs recorded on different dates. The amounts are not provided for the above judgments. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,627.65 which was applied for the due date of xx/xx/2024. The current P&I is $1,094.25 and the interest rate is 3.875%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,627.65 which was applied for the due date of xx/xx/2024. The current P&I is $1,094.25 and the interest rate is 3.875%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The RFD is not available in the collection comments.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR1 has been SE for 1 year at xx, LLC. Previously, BWR1 was SE for 3 years at xx of xx.
BWR2 has been SE for 1.5 years at xx, LLC. Previously, BWR2 was SE for 5.5 years at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2020 xx: xx/xx/2020 |---| 44 xx |----| Comment: xxis xx/xx/2020 xx: Initial xx:
Field: Borrower DTI xx: 44.867%   xx: 44.870%   Variance: -0.003%   Variance %: -0.00300%   Comment: Borrower DTI xx is 44.867%   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx per U/W xx: 27.803%   xx: 27.800%   Variance: 0.003%   Variance %: 0.00300%   Comment: xx per U/W xx is 27.803%   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: xx Term is xx: Initial   xx:
Field: xx LTV xx: 95.000%   xx: 78.500%   Variance: 16.500%   Variance %: 16.50000%   Comment: xx LTV xx is 95.000%   xx: Initial   xx:
Field: xx Street   xx: 7608 xx: Variance:    Variance %:    Comment: xx Street is 7608 xx.   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx Type is PUD xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 44.87. The tape shows SE income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has been SE for 1 year at xx LLC, and BWR2 has been SE for 1.5 years at xxLLC, FICO 654, 1X30 in the last 24 months, and $53K equity in the subject."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 4.734% exceeds APR threshold of 4.690% over by +0.044%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx.

Loan failed xxthreshold test due to APR calculated 4.734% exceeds APR threshold of 4.690% over by +0.044%. Subject loan is escrowed."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			571	735
11709875	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	44.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxMERS as nominee for xx. No active judgment or lien has been found against the borrower/property. The annual combined taxes for the year 2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024, and the next due date for payment is xx/xx/2024. The P&I is in the amount of $744.86, and PITI is in the amount of $1,088.85. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The UPB reflected as per the payment history is in the amount of $xx, and the next due date for payment is xx/xx/2024.
As per the tape data, the subject property is owner occupied.
No evidence of damage or repair has been found.
No evidence of foreclosure or bankruptcy has been found.
BWR has 1.33 years on the job as a project manager at xx. BWR has prior employment experience as a warehouse associate at xx xx between xx/xx/2018 and xx/xx/2018 for 10 months.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2020 xx: xx/xx/2020 |---| 40 xx |----| Comment: Application date is xx/xx/2020. xx: Initial xx:
Field: Borrower DTI xx: 44.723%   xx: 44.720%   Variance: 0.003%   Variance %: 0.00300%   Comment: BWR DTI ratio percent is 44.724%.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account is YES.   xx: Initial   xx:
Field: xx per U/W xx: 26.883%   xx: 26.880%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio percent is 26.88%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx LTV xx: 97.000% xx: 88.400% Variance: 8.600% Variance %: 8.60000% Comment: xx used for Underwriting: $2188,100.00. Amount of xx: $0.00. xx: $2182,457. CLTV 997.000%. xx: Initial xx:	3: Curable	* xx xx"Loan failed state regulations for the bona fide discount points test as the discount points are marked as bona fide and an undiscounted rate value was not provided." * Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase chase originated on xx/xx/2020 and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance Test. Initial LE dated xx/xx/2020 does not reflect points - loan discount fee. Final CD dated xx/xx/2020 reflects points - loan discount fee at $1.82. This is an increase of +$1.82 for charges that cannot increase 0% tolerance test. Valid COC for increase in fee is missing from the loan documents. Subject loan is purchase chase originated on xx/xx/2020 and the 1-year SOL has expired."
* Missing or error on the xx Document xx     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
2669188	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	44.690%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$xx	Not Applicable	3.125%	$1,085.76	05/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxvor of xx as nominee for xx
There is an active junior mortgage against the subject property in favor of xx LLC in the amount of $xxh originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument xx.
There are 02 water liens found against the subject property in favor of xx, which were recorded on xx/xx/2023 and xx/xx/2023.
The annual county taxes for 2024 are due in the amount of $xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,917.23 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,085.76 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The loan was modified on xx/xx/2022.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the collection comment dated xx/xx/2023, the payment-related dispute has been found.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
BWR is retired and receives VA benefits and retirement income.
As per the collection comment dated xx/xx/2023, the payment-related dispute has been found.
xx: xx: xx	This modification agreement signed between the borrower xx and lender xx with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,085.76 with a modified interest rate of 3.125% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Appraisal xx Missing or error on the xx	Field: xx: xx/xx/2020 xx: xx/xx/2020 |---| 30 xx |----| Comment: xxis xx/xx/2020 xx: Initial xx:
Field: Did a xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Yes   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx per U/W xx: 18.834%   xx: 18.830%   Variance: 0.004%   Variance %: 0.00400%   Comment: xx Per U/W xx is 18.834%   xx: Initial   xx:
Field: xx Term   xx: 480   xx: 360   Variance: 120   Variance %: 33.33333%   Comment: 480   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 77.300%   Variance: 2.700%   Variance %: 2.70000%   Comment: xx LTV xx is 80.000%   xx: Initial   xx:
Field: xx P&I   xx: $1288.21   xx: $1085.76   Variance: $202.45   Variance %: 18.64592%   Comment: $1,288.21   xx: Initial   xx:
Field: xx Street   xx:  xx Pl   xx:    Variance:    Variance %:    Comment: xx  xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx Type is PUD xx: Initial xx:	2: Acceptable with Warnings	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* ATR - Unable to determine borrower's xx Repay xx     "The subject loan was approved at xx%. Tape shows issues related to source of funds used for closing and DTI calculation. Bank statement in file shows $xx in assets; cash to close required at closing $xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL is expired. BWR is retired and receives VA benefits and retirement income, FICO 693, 1X30 in the last 24 months, and $xx equity in the subject."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			640	Not Applicable
82663382	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	798	801	42.426%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of $xxvor of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,435.76 which was applied for the due date of xx/xx/2024. The current P&I is $730.97 and the interest rate is 2.500%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,435.76 which was applied for the due date of xx/xx/2024. The current P&I is $730.97 and the interest rate is 2.500%. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR1 has been SE for 15 years at xx.
BWR2 has 1.41 years on the job as a loan assistant at xx Corp.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2020 xx: xx/xx/2020 |---| 48 xx |----| Comment: Application date is xx/xx/2020. xx: Initial xx:
Field: Borrower DTI xx: 42.426%   xx: 42.430%   Variance: -0.004%   Variance %: -0.00400%   Comment: DTI is 42.430%.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account is Yes   xx: Initial   xx:
Field: xx per U/W xx: 29.517%   xx: 29.520%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing ratio is 29.517%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 30.655%   xx: 31.000%   Variance: -0.345%   Variance %: -0.34500%   Comment: CLTV ratio is 30.655%.   xx: Initial   xx:
Field: xx LTV xx: 30.655%   xx: 27.900%   Variance: 2.755%   Variance %: 2.75500%   Comment: LTV is 30.655%.   xx: Initial   xx:
Field: xx Street   xx:  xx    xx:  Variance:    Variance %:    Comment: Property street address is xx.   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx Condo xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	795
89700031	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	43.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of xx.
No active liens and judgments have been found.
The annual county taxes for 2024 are due in the amount of $xx/xx/2025.
The annual county taxes for 2023 were paid in the amount of $xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The last payment was received on xx/xx/2024 in the amount of $2,792.25, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,548.29 with an interest rate of 3.62%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
 According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information has been found regarding the forbearance plan.
As per the servicing comment xx/xx/2024, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 1 month on the job as an HR manager at xx. BWR has prior employment experience as an HR manager at xx between xx/xx/2018 and xx/xx/2020 for 2 years.
BWR2 receives SSI, or retirement income.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2020 |---| 81 xx |----| Comment: Application date is xx/xx/2021. xx: Initial xx:
Field: Borrower DTI xx: 43.422%   xx: 43.560%   Variance: -0.138%   Variance %: -0.13800%   Comment: Borrower DTI ratio is 43.422%.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Subject loan is escrowed.   xx: Initial   xx:
Field: xx per U/W xx: 31.726%   xx: 31.870%   Variance: -0.144%   Variance %: -0.14400%   Comment: Housing ratio is 31.726%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx LTV xx: 97.000%   xx: 90.200%   Variance: 6.800%   Variance %: 6.80000%   Comment: Original LTV ratio is 97.000%.   xx: Initial   xx:
Field: xx Street   xx: 14046 xx Way   xx:    Variance:    Variance %:    Comment: Property address street is 14046 xx Way.   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property type is PUD. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* xx TILA xx"This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL is expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Points - xx Fee at $536.00. CD dated xx/xx/2021 reflects Points - xx Fee at $5,204.54. This is an increase in fee of $4,668.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL is expired."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 4.514% exceeds APR threshold of 4.330% over by +0.184%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.514% exceeds APR threshold of 4.330% over by +0.184%. Subject loan is escrowed."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97218948	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	23.690%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in favor of xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2021.
There is a junior mortgage against subject property that originated on xx/xx/2021 in favor of xx, in the amount of $xx and was recorded on xx/xx/2021.
The annual county taxes for 2023 were paid in the amount of $xx/xx/2023.
The annual county taxes for 2024 were due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.

As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,006.97, which was applied for the due date of xx/xx/2024. The current P&I is $707.59 with an interest rate of 4.500%. The current UPB is $xx.	xx: The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,006.97, which was applied for the due date of xx/xx/2024. The current P&I is $707.59 with an interest rate of 4.500%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The COVID-19 attestation is available at "xx".
BWR has 0.83 years on the job as a clinical case manager at the xx. BWR has prior employment experience as a social worker at the  xx  between xx/xx/2016 and xx/xx/2020 for 4 years.

xx: xx: xx	xx	xxMissing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 45 xx |----| Comment: Application date is xx/xx/2021. xx: Initial xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account indicator is yes.   xx: Initial   xx:
Field: xx per U/W xx: 16.985%   xx: 16.980%   Variance: 0.005%   Variance %: 0.00500%   Comment: Housing ratio per U/W xx is 16.985%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 99.750%   xx: 100.000%   Variance: -0.250%   Variance %: -0.25000%   Comment: Original CLTV ratio percent is 99.750%.   xx: Initial   xx:
Field: xx LTV xx: 95.000%   xx: 89.600%   Variance: 5.400%   Variance %: 5.40000%   Comment: Original standard LTVxx is 95.000%.   xx: Initial   xx:
Field: xx Street   xx: xx   xx:    Variance:    Variance %:    Comment: Property address street is xxr.   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property type is PUD. xx: Initial xx:	2: Acceptable with Warnings	* xx xx is "Elevated" xx "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.941% exceeds APR threshold of 4.540% over by +0.401%. Subject loan is escrowed."
* xx TRID xx is Incomplete xx     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 4.957% exceeds APR threshold of 4.540% over by +0.417%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx.

.."
* xx"Initial closing disclosure is missing from the loan documents."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* TRID Violations xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65310372	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	44.764%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 with xx as nominee for xx in the amount of $xxit was recorded on xx/xx/2021. No active judgments or liens found. The 1st installment of county taxes for 2023 was paid on xx/xx/2024 in the amount of $xx. The 2nd installment of county taxes for 2023 was paid on xx/xx/2024 in the amount of $xx. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,077.29 which applied for xx/xx/2024. The current P&I is $1,151.14 with an interest rate of 3.875%. The UPB is $xx.	xx: According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $1,151.14 with an interest rate of 3.875%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
The reason for default has not been mentioned in the latest collection comments.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 3.25 years on the job as an operator at xx.

																																																																																	xx: xx: xx	xx	Missing or error on the xx		2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 44.76%. The tape shows income miscalculation by the lender. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.25 years on the job as an operator at xx, FICO 663, and $42k equity in the subject." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx DTI exceeds 43% xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			598	Not Applicable
42344167	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	41.814%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of xx as nominee for xx
There are three child support liens found against the borrower in favor of the County of xx and County of xx that were recorded on different dates prior to the subject mortgage. The supporting documents do not reflect the lien amount.
There is a child support lien found against the borrower in favor of the County of xx which was recorded on xx/xx/2024. The supporting documents do not reflect the lien amount.
There is a civil judgment found against the borrower in favor of xx, in the amount of $xx, which was recorded on xx/xx/2020 prior to the subject mortgage.
There is a UCC lien found against the subject property in favor of xx LLC, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,858.42 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,420.62 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has 17 years on the job as a western regional manager at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 84 xx |----| Comment: As per loan documents application date is xx/xx/2021. xx: Initial xx:
Field: Borrower DTI xx: 41.814%   xx: 41.810%   Variance: 0.004%   Variance %: 0.00400%   Comment: As per loan documents DTI is 41.814%.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx per U/W xx: 20.041%   xx: 20.040%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per loan documents housing ratio is 20.041%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: FHA   xx: Conventional   Variance:    Variance %:    Comment: As per loan documents Mortgage type is FHA.   xx: Initial   xx:
Field: Original CLTV xx: 85.922%   xx: 84.440%   Variance: 1.482%   Variance %: 1.48200%   Comment: As per loan documents CLTV is 85.922%.   xx: Initial   xx:
Field: xx LTV xx: 85.922%   xx: 78.400%   Variance: 7.522%   Variance %: 7.52200%   Comment: As per loan documents LTV is 85.922%.   xx: Initial   xx:
Field: xx Street   xx: 6661 xx:   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: As per loan documents purpose of refinance is Cash out-other.   xx: Initial   xx:
																																																																																				Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: As per loan documents purpose of transaction is Cash out. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* MI, FHA or MIC missing and required xx "Mortgage insurance certificate is missing from the loan documents." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			602	Not Applicable
75730497	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	39.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of xx as nominee for xx No active judgments or liens were found. The 2024 combined annual taxes are due in the amount of $xx/xx/2025. The 2023 combined annual taxes were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,480.75, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,012.94 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 3.58 years on the job as a regional data specialist at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 37 xx |----| Comment: Application date is xx/xx/2021. xx: Initial xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx per U/W xx: 33.547%   xx: 33.550%   Variance: -0.003%   Variance %: -0.00300%   Comment: NA   xx: Initial   xx:
Field: xx   xx: xx   xx: Other   Variance:    Variance %:    Comment: xx is xx.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 95.000%   xx: 88.600%   Variance: 6.400%   Variance %: 6.40000%   Comment: LTV is 95.00%.   xx: Initial   xx:
Field: xx Street xx: 8045 xx Dr xx Variance: Variance %: Comment: Property address 8045 xx Dr. xx: Initial xx:	3: Curable	* xx xx"The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate." * Loan does not conform to program guidelines xx	* xx xx Failed xx "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 05/xx/2021and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2021 does not reflect points - loan discount fee. Final CD dated xx/xx/2021 reflects points - loan discount fee at $290.94.00 This is an increase of $290.94 for charges that cannot increase. Subject loan is purchase case, originated on 05/xx/2021and the 1-year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	Not Applicable
46229462	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	26.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of xx as nominee for xx No active judgments or liens found. The 1st installment of county taxes for 2023-24 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2023-24 is due in the amount of $xxx/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $658.22, which was applied for the due date of xx/xx/2024. The current P&I is $380.52, and the interest rate is 3.500%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the current occupancy from the collection comments.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 11.16 years on the job as a team leader at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 55 xx |----| Comment: Application date is xx/xx/2021. xx: Initial xx:
Field: Borrower DTI xx: 26.961%   xx: 26.960%   Variance: 0.001%   Variance %: 0.00100%   Comment: BWR DTI ratio percent is 26.961%.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: YES.   xx: Initial   xx:
Field: xx   xx: Genworth   xx: Other   Variance:    Variance %:    Comment: xx is Genworth.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 95.000%   xx: 88.900%   Variance: 6.100%   Variance %: 6.10000%   Comment: xx used for Underwriting: $2189,200.00. Amount of xx: $0.00. xx: $xx. CLTV 95.000%.   xx: Initial   xx:
Field: xx Street xx: xx: Variance: Variance %: Comment: Property address street is . xx: Initial xx:	4: Unacceptable	* xx Issues xx	* xx xx Failed xx "xx exception loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - xx Fee. CD dated xx/xx/2021 reflects Points - xx Fee at $105.93. This is an increase in fee of $105.93 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			699	Not Applicable
51836046	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	718	34.430%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx as nominee for xx for the amount of $xxhere is a mortgage that was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx Corp for the amount of $xxe said mortgage has been subordinated with the subject mortgage and the subordination agreement is located at xx.
The annual combined taxes for 2024 are due in the amount of $xx/xx/2025.
The annual combined taxes for 2023 were paid in the amount of $xxrior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,499.95 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,254.65 and the interest rate is 5.875%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR1 has 7.08 years on the job as a mortgage advisor with xx. BWR2 has 10.75 years on the job as a representative with xx. xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: xx: xx/xx/2022 xx: xx/xx/2022 |---| 28 xx |----| Comment: Application date is xx/xx/2022. xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: YEs.   xx: Initial   xx:
Field: xx per U/W xx: 10.141%   xx: 10.140%   Variance: 0.001%   Variance %: 0.00100%   Comment: DTI is 10.141%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Original CLTV xx: 49.097%   xx: 62.000%   Variance: -12.903%   Variance %: -12.90300%   Comment: CLTV is 49.097%.   xx: Initial   xx:
Field: xx LTV xx: 49.097%   xx: 47.700%   Variance: 1.397%   Variance %: 1.39700%   Comment: LTV is 49.097%.   xx: Initial   xx:
Field: xx Street xx: 108 xx: Variance: Variance %: Comment: Address is 108 xx. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* xx xx"Loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines xx     "Tape shows 2nd lien resubordinated and was an equity share agreement that does not require monthly payments and allows the underlying lender to share in the equity of the property value appreciation. Further details not provided. According to the updated title report dated xx/xx/2024, there is a mortgage that was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx  for the amount of $xx. The said mortgage has been subordinated with the subject mortgage and the subordination agreement is located at “xx.”"
																																																																																							* Missing or error on the xx Document xx			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	786
12395665	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$403.43	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	25.390%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx No active judgments or liens were found. The 2nd installment of county taxes for 2023/2024 is due in the total amount of $xxn xx/xx/2024. The 1st installment of county taxes for 2023/2024 is delinquent in the total amount of $xxwhich was due on xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $441.08, which was applied for the due date of xx/xx/2024. The current monthly P&I is $372.68 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has nine months on the job as an assistant manager with xx. BWR has prior employment experience as an assistant manager at xx from xx/xx/2008 to xx/xx/2022, for 13.41 years.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2023 xx: xx/xx/2022 |---| 54 xx |----| Comment: As per initial 1003 application date is xx/xx/2023. xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 72.027%   xx: 73.000%   Variance: -0.973%   Variance %: -0.97300%   Comment: As per appraisal calculated CLTV ratio percent is 72.027%.   xx: Initial   xx:
Field: xx LTV xx: 72.027% xx: 73.000% Variance: -0.973% Variance %: -0.97300% Comment: As per appraisal calculated LTV ratio percent is 72.027%. xx: Initial xx:	3: Curable	* xx"The tape shows the subject loan failed points and fees test. Infinity compliance results show the subject loan has passed the federal, state high-costs, and QM points and fees tests. Further details not provided."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects points - loan discount fee at $1,154.00. Final CD dated xx/xx/2023 reflects points - loan discount fee at $1,354.00.
Loan estimate dated xx/xx/2022 does not reflect rate lock fee. Final CD dated xx/xx/2023 reflects rate lock fee at $67.00. This is a cumulative increase in fee of $267.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																							Subject loan is refinance case, originated on xx/xx/2023 and the SOL is 3 years.xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			680	Not Applicable
61842779	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	751	31.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxMERS as nominee for xx No active judgments or liens have been found. The county annual taxes for 2024 are due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,065.02 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,406.82 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $xx. The loan was originated on xx/xx/2022 with a loan amount of $xx. The PH shows a large principal payment in the amount of $9,899.16 on xx/xx/2024. The collection comment dated xx/xx/2024 shows the deferment has been completed. The current unpaid principal balance is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the collection comment dated xx/xx/2023, the borrower's income is impacted by covid-19.
As per the collection comment dated xx/xx/2024, the borrower is on an active covid-19 forbearance plan.
The loan has not been modified since origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the deferment agreement dated xx/xx/2024, a 14-month deferment plan has been approved. The total amount to be deferred is $xx.
No information has been found related to damage or repairs.
BWR has been SE for 1.75 years at xx. BWR prior employment experience not available.
BWR2 has 4.16 years on the job as an RF design engineer at xx.

xx: xx: xx	xx	Missing or error on the xx Transmittal xx	Field: xx: xx/xx/2022 xx: xx/xx/2022 |---| 34 xx |----| Comment: As per 1003. xx: Initial xx:
Field: Borrower DTI xx: 31.662%   xx: 31.660%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per calculation.   xx: Initial   xx:
Field: xx Name   xx: xx: CARDENAS   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx per U/W xx: 20.498%   xx: 20.500%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per calculation.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx Variance: xx Variance %: 107.98254% Comment: As per DU. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2022 and the 1 year SOL has expired."
* xx TILA xx"TRID total of payment disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$888.47. The subject loan is a purchase, originated on xx/xx/2022 and the 1 year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at $346.00. CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at $291.00. This is a cumulative increase of $25.90 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1 year SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	775
82798484	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	673	725	30.926%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2022. No active judgments or liens have been found. Annual county taxes for the year 2024 are due on xx/xx/2024 in the amount of $xx. Annual town taxes for the year 2024 were paid on xx/xx/2024 in the amount of $xxrior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,370.20 xx, which was applied for the due date of xx/xx/2024. The current P&I is $962.90 with an interest rate of 5.750%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR has 2.75 years on the job as an IT production lead at xx.
BWR2 has 9 months on the job as an xx at xx LLC. BWR2 has been SE on the 2nd job for 10.5 years at xx.
xx: xx: xx	xx	Field: xx: xx/xx/2022 xx: xx/xx/2022 |---| 54 xx |----| Comment: xx: Initial xx:
Field: Borrower DTI xx: 30.926%   xx: 30.930%   Variance: -0.004%   Variance %: -0.00400%   Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 5.745%   xx: 13.820%   Variance: -8.075%   Variance %: -8.07500%   Comment:    xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 72.700%   Variance: 2.300%   Variance %: 2.30000%   Comment:    xx: Initial   xx:
Field: xx Street   xx: 4508 xx:  Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	691
43361297	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	640	649	48.111%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx as nominee for xx for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. The annual county taxes for 2023 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,524.44 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,060.87 and the interest rate is 2.875%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area due to hurricane.
As per the comment dated xx/xx/2022, the forbearance plan was approved for 3 months from xx/xx/2022 to xx/xx/2022.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 7.25 years on the job as a lead administrative coordinator at xx.
BWR2 has 3.16 years on the job as a team leader at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 67 xx |----| Comment: xx is xx/xx/2021 xx: Initial xx:
Field: Borrower DTI xx: 48.111%   xx: 48.110%   Variance: 0.001%   Variance %: 0.00100%   Comment: BWR DTI ratio percent is 48.111%   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx indicator is yes   xx: Initial   xx:
Field: xx per U/W xx: 26.648%   xx: 26.650%   Variance: -0.002%   Variance %: -0.00200%   Comment: xx per U/W is 26.648%   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx: FHA   xx: Conventional   Variance:    Variance %:    Comment: xx is FHA   xx: Initial   xx:
Field: Original CLTV xx: 80.662%   xx: 79.270%   Variance: 1.392%   Variance %: 1.39200%   Comment: Original CLTV xx is 80.662%   xx: Initial   xx:
Field: xx LTV xx: 80.662%   xx: 75.100%   Variance: 5.562%   Variance %: 5.56200%   Comment: xx LTVxx is 80.662%   xx: Initial   xx:
Field: xx Street   xx: 4524 xx Rd   xx:    Variance:    Variance %:    Comment: xx Street is 4524 xx Rd   xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: subject property type is PUD xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* MI, FHA or MIC missing and required xx "FHA mortgage insurance certificate is missing from loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx DTI exceeds 43% xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			501	699
720097	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	26.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 with xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2021. No active judgments or liens found. The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $529.15 which was applied for the due date of xx/xx/2024. The current P&I is $328.46 with an interest rate 4.250%. The UPB is $xx.	xx: The current status of the loan is in performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 17.83 years on the job as a team leader at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 111 xx |----| Comment: Application date xx is xx/xx/2021 xx: Initial xx:
Field: Borrower DTI xx: 26.043%   xx: 26.040%   Variance: 0.003%   Variance %: 0.00300%   Comment: Borrower DTI ratio percent is 26.049%   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account indicator is yes   xx: Initial   xx:
Field: xx per U/W xx: 14.596%   xx: 14.600%   Variance: -0.004%   Variance %: -0.00400%   Comment:    xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 98.188%   xx: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV ratio percent is 98.188%   xx: Initial   xx:
Field: xx LTV xx: 98.188% xx: 91.300% Variance: 6.888% Variance %: 6.88800% Comment: Original standard LTV xx is 98.188% xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx is "Elevated" xx "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.364% exceeds APR threshold of 4.410% over by +0.954%. Subject loan is escrowed.

Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.625% exceeds APR threshold of 4.903% over by +0.722%. Subject loan is escrowed."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 5.625% exceeds APR threshold of 4.410% over by +1.215%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx."
* MI, FHA or MIC missing and required xx     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing or error on the xx Document xx		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			650	Not Applicable
4197443	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	39.239%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx as nominee for xx for the amount of $xxhere is a child support lien against the borrower in favor of xx for the amount of $xx recorded on xx/xx/2021. The annual county taxes for 2024 are due in the amount of $xx/xx/2024. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,009.38 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $692.85 and the interest rate is 3.250%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for default is excessive obligation.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3 months on the job as an exhibit builder at xx. BWR has prior employment experience as an exhibit builder at xx between xx/xx/2012 and xx/xx/2020 for 9 years.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 54 xx |----| Comment: xxis xx/xx/2021 xx: Initial xx:
Field: Borrower DTI xx: 39.239%   xx: 66.100%   Variance: -26.861%   Variance %: -26.86100%   Comment: Borrower DTI xx is 39.239%   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx per U/W xx: 23.556%   xx: 39.680%   Variance: -16.124%   Variance %: -16.12400%   Comment: xx per U/W xx is 23.556%   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 61.467%   xx: 62.000%   Variance: -0.533%   Variance %: -0.53300%   Comment: Original CLTV xx is 61.467%   xx: Initial   xx:
Field: xx LTV xx: 61.467%   xx: 57.400%   Variance: 4.067%   Variance %: 4.06700%   Comment: xx LTV xx is 61.467%   xx: Initial   xx:
Field: xx Street   xx: 6124 xx Way   xx:   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Condo xx Variance: Variance %: Comment: xx Type is PUD xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 39.24%. Tape shows borrower became a 1099 employee at the same employer prior to closing, and the revised DTI is 66.1%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3 months on the job as an exhibit builder at xxLLC, FICO 718, 1X30 last 24 months and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021, xx/xx/2021 and xx/xx/2021."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2021 delivered on xx/xx/2021 which is more than 3 business days from initial application date xx/xx/2021. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
28870120	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	655	791	42.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx as nominee for xx for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 are due in the amount of $xxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,042.51 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $701.01 and the interest rate is 4.250%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 8 months on the job as a radiologist with xx. BWR has prior 4.75 years as a radiology tech with xx. BWR2 has 15.58 years on the job as a compression supervisor with xx.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 55 xx |----| Comment: xxis xx/xx/2021 xx: Initial xx:
Field: Borrower #2 xx: xx: xx   Variance:    Variance %:    Comment: Borrower #2 xx is xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx per U/W xx: 9.642%   xx: 23.800%   Variance: -14.158%   Variance %: -14.15800%   Comment: xx per U/W xx is 9.642%   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx LTV xx: 95.000%   xx: 90.000%   Variance: 5.000%   Variance %: 5.00000%   Comment: xx LTVxx is 95.000%   xx: Initial   xx:
Field: xx Street xx: 310 xx Road xx: Variance: Variance %: Comment: xx Street is 310 xx Road xx: Initial xx:	4: Unacceptable	* Property is xx	* xx xx is "Moderate" xx "Loan failed xx APR xx due to APR calculated 5.420% exceeds APR threshold of 5.230% over by +0.190%. Subject loan is escrowed." * Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. CD dated xx/xx/2021 reflects points - loan discount fee at $2,479.50. Loan estimate dated xx/xx/2021 reflects appraisal fee at $450.00. CD dated xx/xx/2021 reflects appraisal fee at $475.00. This is a cumulative increase in fee of $2,504.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired"
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 5.441% exceeds APR threshold of 4.480% over by +0.961%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx.   Loan failed xxthreshold test due to APR calculated 5.420% exceeds APR threshold of 4.480% over by +0.940%. Subject loan is escrowed."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			651	784
83668390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$644.09	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	708	707	48.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxvor of “MERS as nominee for xx”.
There is a prior civil judgment against the borrower “xx” in favor of “City of xx” in the amount of $xx was recorded on xx/xx/2014.
There is prior one state tax lien, credit card judgment and child support lien against “xx and xx” which were recorded on different dates in favor of different plaintiffs in the total amount of $xxnumber mentioned on supportive document is inconsistent with the subject borrower SSN.
The first and second installments of county taxes for 2024-2025 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025.
The first and second installments of county taxes for2021 have been delinquent in the total amount of $xxn different dates which are payable on xx/xx/2024.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $822.62 and PITI is $1,204.79. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $822.62 and PITI is $1,204.79. The UPB reflected as per the payment history is $xx.
As per comment dated xx/xx/2024, the RFD is excessive obligations.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
BWR has 13.5 years on the job as a building manager at xx.
BWR2 has 18.08 years on the job as a business manager at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 37 xx |----| Comment: Application date is xx/xx/2021. xx: Initial xx:
Field: Borrower DTI xx: 48.059%   xx: 48.060%   Variance: -0.001%   Variance %: -0.00100%   Comment: BWR DTI ratio percent is 48.059%.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: YES.   xx: Initial   xx:
Field: xx per U/W xx: 33.279%   xx: 33.280%   Variance: -0.001%   Variance %: -0.00100%   Comment: Housing ratio percent is 33.279%.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Occupancy at Origination xx: Secondary   xx: Investor   Variance:    Variance %:    Comment: Occupancy at origination is secondary.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 75.200%   Variance: 4.800%   Variance %: 4.80000%   Comment: xx used for Underwriting: $xx. Amount of xx: $0.00. xx: $2160,000.00. CLTV 80.000%.   xx: Initial   xx:
Field: xx Street xx: xx, xx: Variance: Variance %: Comment: Property address street is xx. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"The appraisal report reflects as-is conditions. The photos addendum shows the living room area modified with two separate dens, resulting in a much smaller living room area. Estimated cost to cure is $1000.00. The 1004D/Completion report is missing from the loan documents. Also, the final CD does not reflect escrow holxxck." * Occupancy concerns - xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 48.06%. Tape shows undisclosed debts opened prior to closing. Further details not provided. Borrower defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 13.5 years on the job as a building manager at xx School, and BWR2 has 18.08 years on the job as a business manager at xx School, FICO 707, and $49K equity in the subject."
* xx xx is "Moderate" xx     "Loan failed xxthreshold test due to APR calculated 4.826% exceeds APR threshold of 4.430% over by +0.396%. Subject loan is escrowed."
* xx TILA xx"Loan failed the TRID total of payments test as this loan data reflects total of payments in the amount of $xx. xx total of payments in the amount of $xx and the variance is -$454.19. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired.

Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$504.19. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2021 and the 1 year SOL is expired."
* Missing or error on the xx Document xx     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			631	715
64232641	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	42.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of xx as nominee for xx No active judgments or liens were found. The combined annual tax for 2024 is due in the amount of $xx/xx/2025. The combined annual tax for 2023 has been paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,198.82, which was applied for the due date of xx/xx/2024. The current monthly P&I is $891.79 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 6.33 years on the job as a service manager with xx.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 63 xx |----| Comment: xxis xx/xx/2021% xx: Initial xx:
Field: Borrower #1 xx: xx:    Variance:    Variance %:    Comment: Borrower #1 xx is    xx: Initial   xx:
Field: Borrower DTI xx: 42.689%   xx: 42.690%   Variance: -0.001%   Variance %: -0.00100%   Comment: Borrower DTI xx is 42.689%   xx: Initial   xx:
Field: xx Name   xx: Sue   xx:    Variance:    Variance %:    Comment: xx Name is xx   xx: Initial   xx:
Field: xx Name   xx: xxz   xx: xx   Variance:    Variance %:    Comment: xx Name is xx   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx per U/W xx: 28.455%   xx: 28.460%   Variance: -0.005%   Variance %: -0.00500%   Comment: xx Per U/W xx is 28.455%   xx: Initial   xx:
Field: xx Term   xx: xx: 300   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Original CLTV xx: 71.206%   xx: 72.000%   Variance: -0.794%   Variance %: -0.79400%   Comment: Original CLTV RAtio Percent is 71.206%   xx: Initial   xx:
Field: xx LTV xx: 71.206%   xx: 65.700%   Variance: 5.506%   Variance %: 5.50600%   Comment: xx LTV xx 71.206%   xx: Initial   xx:
Field: xx Street xx: 2819 xx SW xx: Variance: Variance %: Comment: xx Street is 2819 xx Sw xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 42.68%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 6.33 years on the job as a service manager with xx Bank, FICO 769, 0X30 last 24 months and $88K equity in the subject."
* xx TRID xx is Incomplete xx     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years."
																																																																																								* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
19197698	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	39.322%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxMERS as nominee for xx
There is an active junior mortgage against the subject property originated on xx/xx/2021 in favor of xx, in the amount of $xx, which was recorded on xx/xx/2021 with the instrument | Book/Page #xx.
368.
There is one uniform commercial code financing statement form against the property, which was recorded on xx/xx/2022.
The annual county taxes for the year 2024 are due in the amount of $xx/xx/2025.
The annual county taxes for the year 2023 have been paid in the amount of $xxxx/xx/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,442.32 xx, which was applied for the due date of xx/xx/2024. The current P&I is $806.22 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information has been found regarding the forbearance plan.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx/xx/2021, and the COVID-19 attestation is located at xx.
BWR has 12.83 years on the job as a clerk at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 36 xx |----| Comment: xx: Initial xx:
Field: Borrower DTI xx: 39.322%   xx: 39.320%   Variance: 0.002%   Variance %: 0.00200%   Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 32.344%   xx: 32.340%   Variance: 0.004%   Variance %: 0.00400%   Comment:    xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Original CLTV xx: 98.846%   xx: 99.000%   Variance: -0.154%   Variance %: -0.15400%   Comment:    xx: Initial   xx:
Field: xx LTV xx: 95.000%   xx: 89.000%   Variance: 6.000%   Variance %: 6.00000%   Comment:    xx: Initial   xx:
																																																																																				Field: xx Street xx: Variance: Variance %: Comment: 17139 xx: Initial xx:	3: Curable		* Property is xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
4184972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	724	727	35.154%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxMERS as nominee for xx.
There is a junior mortgage originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xx in the favor of xx.
There are two prior active state tax liens against the borrower in the favor of the xx in the total amount of $xxhich were recorded on xx/xx/2015.
There are two active state tax liens against the borrower in the favor of the xx in the total amount of $xxhich were recorded on different dates.
There is an active civil judgment against the borrower in the favor of xx, which was recorded on xx/xx/2023.
The annual county taxes for 2024 are due on xx/xx/2024 in the amount of $xx.
The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $xx.
																																																																															As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $856.48 which applied for xx/xx/2024. The current P&I is $593.95.00 with an interest rate of 3.750%. The UPB is $xx.	xx: According to servicing comments, the current status of the loan is performing. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $593.95.00 with an interest rate of 3.750%. The UPB is $xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR receives SSI income. BWR 2 receives SSI income. xx: xx: xx	xx	Missing or error on the xx		3: Curable		* Loan does not conform to program guidelines xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	750
16412518	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	722	47.211%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx, LLC No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of $xx/xx/2024. The 2nd installment of county taxes for 2024 is due in the total amount $xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,858.42, which was applied for the due date of xx/xx/2024. The current P&I is $5,035.69 with an interest rate of 6.875%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the seller's tape data, the subject property was occupied by the owner.
BWR has 2.91 years on the job as a senior software engineer with xx.
BWR2 has 1.25 years on the job as a business analyst with xx. BWR2 has prior employment experience as a tester with xx Inc. between xx/xx/2021 and xx/xx/2022, for 1.33 years.
xx: xx: xx	xx	xx	Field: Borrower DTI xx: 47.211% xx: 48.976% |---| -1.765% |----| -1.76500% Comment: As per final 1003 and LP calculated DTI ratio is 47.211%. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: As per note doc note date is xx/xx/2024. xx: Initial xx: Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: As per appraisal doc subject property type is PUD. xx: Initial xx:	3: Curable	* xx"This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines xx     "The subject loan was approved at 47.21%. Tape shows rental income miscalculation and PITIA of three REO properties were miscalculated by the lender. Further details not provided. The revised DTI is 53.00%. BWR has 2.91 years on the job as a senior software engineer with xx. BWR2 has 1.25 years on the job as a business analyst with ARK xx Inc, FICO 696, 0X30 since inception, $xx available liquid assets and $xx equity in the subject."
																																																																																							* xx Disclosures xx			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	753
53866429	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	44.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx, LLC. No active judgments or liens were found. The annual county tax for 2024 has been due in the amount of $xx/xx/2025. The annual county tax for 2023 has been paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,677.78, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,426.29 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 1.16 years on the job as a housekeeper at xx. Additionally, BWR has been SE for 5.33 years at xx.

																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx Street xx: 2625 xx A xx: 2625 xx |---| |----| Comment: Actual data shows property address street is 2625 xx A. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
21098355	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	750	747	45.280%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx as nominee for xx, LLC. No active judgments or liens found. The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $xxx/xx/2023. The 1st installment of combined taxes for 2024 was paid in the amount of $xx/xx/2024. The 2nd installment of combined taxes for 2024 was due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,349.31 which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,349.31 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 17.33 years on the job as a health scientist with  xxs. BWR2 has been SE for 8.16 years at xx.
																																																																																	xx: xx: xx	xx		Field: Borrower DTI xx: 45.280% xx: 46.869% |---| -1.589% |----| -1.58900% Comment: Borrower DTI ratio percent is 45.280%. xx: Initial xx: Field: xx per U/W xx: 25.148% xx: 25.409% Variance: -0.261% Variance %: -0.26100% Comment: Housing ratio per U/W xx is 25.148%. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	777
96781532	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	47.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx as nominee for xx, LLC for the amount of $xxhere is a prior criminal judgment against the borrower in favor of State of xx for the amount of $xx recorded on xx/xx/2020. There is a code enforcement lien xx recorded on xx/xx/2021. The nature of action is not provided on the supporting document. The annual combined taxes for 2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,899.44 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $3,349.37 and the interest rate is 6.990%.	xx: The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $3,899.44 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The appraisal report is as is, and the photo addendum shows that property is in need of deferred maintenance of some flaking of the exterior paint and third-party inspection of the porch, which has some sagging of the floor, and potential water intrusion, which may have been fixed when the roof was replaced in 2016. CCs do not show damage.
BWR has 13.41 years on the job as an operator with xx.

xx: xx: xx	xx	Appraisal xx	3: Curable	* Appraisal incomplete xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at xx%. Tape shows undisclosed debt with monthly payment of $xxopened prior to closing. The revised DTI is 59%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 13.41 years on the job as an operator with xx, FICO 760, $xx equity in the subject, 0X30 since inception and $xxresidual income."
* xx TRID xx Failed xx     "TRID Violation due to decrease in xx on xx dated xx/xx/2023. Initial CD dated xx/xx/2023 reflects xx at $200.00,  Final CD dated xx/xx/2023 reflects Lender at $0.00 This is decrease of $200.00 for fee which has 0% tolerance test."
																																																																																								* xx Disclosures xx		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
11675501	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	733	49.777%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxvor of xx LLC. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,414.14 which was applied for the due date of xx/xx/2024. The current P&I is $937.89 and the interest rate is 5.990%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,414.14 which was applied for the due date of xx/xx/2024. The current P&I is $937.89 and the interest rate is 5.990%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has 2.16 years on the job as a case manager at xxService.
BWR2 has been SE for 1.83 years at xx. BWR2 has prior employment experience as a home care at xx between xx/xx/2018 and xx/xx/2021 for 2.58 years.

xx: xx: xx	xx	Missing or error on the xx	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* GSE Points and xx Violations xx "Loan fails GSE xx QM points and fees test due to fees charged $4,722.75 exceeds fees threshold of $4,521.18 over by +$201.57. The below fees were included in the test: Points - xx Fee paid by Borrower: $3,327.75 xx paid by Borrower: $400.00 xx paid by Borrower: $995.00. Loan fails qualified mortgage xx policy points and fees test due to fees charged $4,722.75 exceeds fees threshold of $4,521.18 over by +$201.57. The below fees were included in the test: Points - xx Fee paid by Borrower: $3,327.75 xx paid by Borrower: $400.00 xx paid by Borrower: $995.00.xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - xx Fee at $2,349.00. Final CD dated xx/xx/2023 reflects Points - xx Fee at $3,327.75. This is an increase in fee of +$978.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	717
63292933	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	49.890%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx as nominee for MERS/xx, LLC. There is a prior civil judgment against the borrower in favor of plaintiff xx recorded on xx/xx/2012. The amount is not provided on the copy of judgment. The annual county tax for 2024 has been paid in the amount of $xxh was recorded on xx/xx/2024. No delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $3,942.11, which was applied for the due date of xx/xx/2024. The current P&I is $2,881.40 and PITI is $3,942.11. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 1.58 years on the job as a software engineer at xx. Before starting his current job, BWR spent 2.66 years as a student at xx xx from xx/xx/2019 to xx/xx/2022.
																																																																																	xx: xx: xx	xx	Appraisal xx		4: Unacceptable	* Appraisal incomplete xx	* xx xx Failed xx	* Cash out purchase xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	Not Applicable
77946431	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	52.738%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx as nominee for xx, LLC. No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. Unable to determine the last transaction details. The current P&I is $1,678.58 with an interest rate of 5.875%. The current UPB reflected as per payment history tape data is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history tape data is $xx.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the collection comment dated xx/xx/2024, the subject property lies within FEMA disaster which was declared on xx/xx/2024 for xx. CCs do not show damages.
BWR qualified using an offer letter post-closing job. BWR has prior employment experience as a teacher at xx between xx/xx/2017 and xx/xx/2024 for 6.83 years.

xx: xx: xx	xx	xx	Field: Borrower DTI xx: 52.738% xx: 54.591% |---| -1.853% |----| -1.85300% Comment: Borrower DTI xx is 45.728% xx: Initial xx:
Field: xx per U/W xx: 46.710%   xx: 48.351%   Variance: -1.641%   Variance %: -1.64100%   Comment: xx per U/W xx is 39.70%   xx: Initial   xx:
Field: Original CLTV xx: 98.189%   xx: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV xx is 98.189%   xx: Initial   xx:
Field: xx LTV xx: 98.189%   xx: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: xx LTV xx is 98.189%   xx: Initial   xx:
Field: xx P&I   xx: $1678.58   xx: $1334.37   Variance: $344.21   Variance %: 25.79569%   Comment: xx P&I is $1,678.58   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx Type is PUD xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect compliance audit / quality control fee. CD dated xx/xx/2024 reflects compliance audit / quality control fee at $500.
Loan estimate dated xx/xx/2024 does not reflect xx processing fee. CD dated xx/xx/2024 reflects xx processing fee at $200.00.
This is a cumulative increase in fee of $700.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL is active."
* Loan does not conform to program guidelines xx     "The tape shows the subject loan lost AUS approval due to an  xx error, and the documents used were not part of the closing package, and xx said they needed to be dated prior to closing. Further details not provided.

The subject loan was approved at 52.73%. The tape reflects an increased DTI of 54.59%. Further details were not provided. BWR qualified using an offer letter post-closing job as a teacher. BWR has prior employment experience as a teacher at xxSystem between xx/xx/2017 and xx/xx/2024 for 6.83 years, FICO 759, and $xx equity in the subject."
																																																																																							* MI, FHA or MIC missing and required xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	Not Applicable
73698308	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	743	795	24.296%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx, LLC for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $xxe annual county taxes for 2024 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,090.92 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,787.07 and the interest rate is 7.500%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The current occupancy is not available in the collection comments. No comment pertaining to the damage to the subject property has been observed. BWR1 has been SE for 6.58 years at xx. BWR2 has been SE for 10 years at xx . xx: xx: xx	xx		Field: B1 Self-Employed? xx: Yes xx: No |---| |----| Comment: B1 Self-Employed? is Yes xx: Initial xx: Field: xx per U/W xx: 9.267% xx: 10.861% Variance: -1.594% Variance %: -1.59400% Comment: xx Per U/W xx is 9.267% xx: Initial xx: Field: xx Street xx: 1310 xx 205 xx: 1310 xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	777
45260676	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	801	798	41.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx, LLC. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,271.26, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,061.87 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR1 has 1 year on the job as a postdoctoral researcher with xx. Prior to the present employment, BWR had 1.75 years on the job as a special education teacher with xx.

xx: xx: xx	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 41.51%. The tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1 year on the job as a postdoctoral researcher with xx University. Prior to the present employment, BWR had 1.75 years on the job as a special education teacher with FCPS, FICO 798, 0X30 since inception, and $43K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 does not reflect appraisal re-inspection fee and points-loan discount fee. Final CD dated xx/xx/2023 reflects appraisal re-inspection fee at $175.00 and points-loan discount fee at $1,680.00. This is an increase of +$1,680.00 for charges that cannot increase.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 reflects xx Fee at $160.00 . Final CD dated xx/xx/2023 reflects xx fee at $280.80. This is an increase of +$120.80 for charges that cannot increase.

																																																																																								Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL is expired.xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			809	Not Applicable
22328911	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	31.009%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2022. No active liens and judgments have been found. County annual taxes of 2024 have been due in the amount of $xxx/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,226.16, which was applied for the due date of xx/xx/2024. The current P&I is $1,226.16 with an interest rate of 4.125%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR has 3 years on the job as a regional sales manager at xx.
																																																																																	xx: xx: xx	xx		Field: Age of Loan xx: 30 xx: 32 |---| -2 |----| -6.25000% Comment: Age of Loan is 30 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx:	3: Curable		* xx Issues xx		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 3/xx/2022. Notary's signature date on the Mortgage/Deed of Trust is 3/xx/2022. Note date is 3/xx/2022."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			817	Not Applicable
18750213	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	40.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx for the amount of $xx active liens or judgments have been found. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,071.66 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,789.99 and the interest rate is 7.500%.	xx: The loan is currently performing, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,071.66, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. No evidence of damage or repair was found. No record of post-close BK has been found. As per tape data, the subject property is owner occupied. BWR has 3 months on the job as an internal communication specialist at Ascension. BWR has prior employment experience as a corporate writer at xx. between xx/xx/2019 and xx/xx/2023 for 3.7 years. xx: xx: xx	xx		Field: Age of Loan xx: 3 xx: 5 |---| -2 |----| -40.00000% Comment: Age of Loan is 3 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* xx Issues xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	Not Applicable
31231552	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$51.49	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	736	49.281%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	2.875%	$650.85	Unavailable	Unavailable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2017 and was recorded on xx/xx/2017 in the amount of $xxMERS as nominee for xx. with instrument # xx. No active judgment or lien has been found. Parcel # xx The first and second installments of county taxes for 2023/2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. Parcel # xx The first and second installments of county taxes for 2023/2024 were delinquent on xx/xx/2024 and xx/xx/2024 in the amount of $xxhich are payable on xx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $766.37, which was applied for the due date of xx/xx/2024. The current P&I is $650.85 with an interest rate of 2.875%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The reason for default is not available in the collection comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has been SE for 9.66 years at xx xx xx. BWR2 has 2.08 years on the job as a homecare at xx. BWR3 receives SSI income.

xx: xx: xx	This is a conventional fixed-rate mortgage with a P&I of $934.19, a rate of interest of 4.25%, and a maturity date of xx/xx/2047. The P&I, as per payment history, is $650.85, and the rate of interest is 2.875%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the xx	Field: xx: xx/xx/2017 xx: xx/xx/2017 |---| 49 xx |----| Comment: Application date is xx/xx/2017. xx: Initial xx: Field: Did a xx? xx: Yes xx: No Variance: Variance %: Comment: Yes. xx: Initial xx: Field: xx Type xx: Unavailable xx: Fixed Variance: Variance %: Comment: Unavailable. xx: Initial xx: Field: xx Date xx: Unavailable xx: xx/xx/2047 Variance: Variance %: Comment: Unavailable. xx: Initial xx: Field: xx Term xx: 273 xx: 276 Variance: -3 Variance %: -1.08695% Comment: Stated remaining term is 273. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 49.28%. Tape shows qualifying income is not sufficient and exceeds DTI limits of loan program guidelines. Further details not provided. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has been SE for 9.66 years at xx xx xx. BWR2 has 2.08 years on the job as a homecare at xx . BWR3 receives SSI income, FICO 736, 0x30 in the last 12 months, and $xx equity in the subject."
* Missing or error on the xx Document xx     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			809	789
30572317	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	693	40.357%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx.
There is a UCC lien found against the subject property in favor of xx, which was recorded on xx/xx/2022.
The annual county taxes for 2024 are due in the amount of $xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of $xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,156.01 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,903.99 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the notice of commencement report located at xx, there is an improvement for installing an 11.375 kW roof mounted solar system. Unable to determine the estimated cost for the improvement.
As per the tape data, the property is owner-occupied.
BWR1 has 14.66 years on the job as an inventory control supervisor at xx BWR2 has 5.41 years on the job as a registered nurse at xx .
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2022 xx: xx/xx/2022 |---| 38 xx |----| Comment: Application date is xx/xx/2022. xx: Initial xx:
Field: Borrower DTI xx: 40.357%   xx: 41.312%   Variance: -0.955%   Variance %: -0.95500%   Comment: DTI is 40.357%   xx: Initial   xx:
Field: xx per U/W xx: 26.263%   xx: 27.219%   Variance: -0.956%   Variance %: -0.95600%   Comment: Housing ratio is 26.263%.   xx: Initial   xx:
Field: xx   xx: xx   xx: Other   Variance:    Variance %:    Comment: xx name is xx.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Term xx: 330 xx: 334 Variance: -4 Variance %: -1.19760% Comment: Stated remaining term is 330. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx "The subject loan was approved at 40.36%. Tape shows insufficient income, and the lender failed to establish BWR2 income stability. Further details not provided. BWR1 has 14.66 years on the job as an inventory control supervisor at xx BWR2 has 5.41 years on the job as a registered nurse at xx Hospital, FICO 688, 0X30 in the last 24 months, and $64K equity in the subject."
																																																																																							* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75111783	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	27.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx as nominee for xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023-24 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,047.58 which was applied for the due date of xx/xx/2024. The current monthly P&I is $825.32 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
The collection comment does not show borrower’s income impacted by Covid-19.
BWR has 3.33 years on the job as a police officer at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2022 xx: xx/xx/2022 |---| 50 xx |----| Comment: Application date is xx/xx/2022. xx: Initial xx: Field: Borrower DTI xx: 27.150% xx: 27.149% Variance: 0.001% Variance %: 0.00100% Comment: Unavailable. xx: Initial xx: Field: xx per U/W xx: 16.524% xx: 16.523% Variance: 0.001% Variance %: 0.00100% Comment: Unavailable. xx: Initial xx: Field: xx Term xx: xx: 360 Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx Term xx: 332 xx: 336 Variance: -4 Variance %: -1.19047% Comment: Stated remaining term is 332. xx: Initial xx:	3: Curable		* xx Issues xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	Not Applicable
67517145	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	790	20.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx as nominee for xx., for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual city taxes for 2024 were paid in the amount of $xxannual county taxes for 2024 were paid in the amount of $xxe annual school taxes for 2024 were paid in the amount of $xxo prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,779.28 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $826.89 and the interest rate is 3.250%. PH shows a large payment of $3,400.00 in Nov-22 and $3,000.00 in Dec-22. CC dated xx/xx/2023 shows the additional principal payments from 2022 paid by BWR.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 0.91 years on the job as a registered nurse at xx. BWR 2 has 1.83 years on the job as a registered nurse at xx. xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 31 xx |----| Comment: As per documents application date is xx/xx/2021 xx: Initial xx: Field: Borrower DTI xx: 20.890% xx: 20.956% Variance: -0.066% Variance %: -0.06600% Comment: Unavailable xx: Initial xx: Field: xx per U/W xx: 10.424% xx: 10.490% Variance: -0.066% Variance %: -0.06600% Comment: Unavailable xx: Initial xx: Field: xx Term xx: xx: 360 Variance: Variance %: Comment: N.A xx: Initial xx: Field: xx Term xx: 328 xx: 332 Variance: -4 Variance %: -1.20481% Comment: N.A xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Issues xx	* xx xx Failed xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			819	806
83754457	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	691	49.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx as nominee for xx., for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 are due in the amount of $xxx/2025. The annual combined taxes for 2023 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,694.23 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $4,694.23 and the interest rate is 6.750%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2024, the subject property is owner occupied. The appraisal report is subject to completion of repairs of counter tops, flooring, tile work, electrical and fixtures, HVAC, plumbing fixtures, and appliances that remain to be installed or completed. CCs do not show damage. BWR has 4 months on the job as a branch manager at xx. Prior to the present employment, BWR had 4 months on the job as branch manager between xx/xx/2022 and xx/xx/2023. BWR had 5 years on the job as a branch manager between xx/xx/2017 and xx/xx/2022. BWR2 has 3.41 years on the job as a logistics compliance coordinator at xx. BWR3 is retired and receives pension and social security income.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2023 xx: xx/xx/2023 |---| 55 xx |----| Comment: Application date is xx/xx/2023. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Indicator xx: Yes xx: No Variance: Variance %: Comment: Escrow account indicator is yes. xx: Initial xx: Field: xx Term xx: xx: 360 Variance: Variance %: Comment: xx: Initial xx: Field: xx Term xx: 347 xx: 351 Variance: -4 Variance %: -1.13960% Comment: Stated remaining term is 347. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 49.47%. Tape shows income miscalculation of base and commission income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 4 months on the job as a branch manager with xx Mortgage. BWR2 has 3.25 years on the job as a logistic compliance coordinator with Subsea7. BWR3 receives SSI, FICO 696, 0X30 since inception, and $250K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects points - loan discount fee at $8,656.00 and appraisal fee at $700.00. CD dated xx/xx/2023 reflects points - loan discount fee at $xx and appraisal fee at $875.00. This is an increase in fee of +$2,708.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the xx Document xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 7/xx/2023. Notary's signature date on the Mortgage/Deed of Trust is 7/xx/2023. Note date is 7/xx/2023."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	686
21367558	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	772	Not Applicable	29.119%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxMERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for the year 2024 has been paid in the amount of $xx/xx/2024.
The annual utilities/MUD taxes for the year 2024 have been paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,821.37 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,321.52 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No comments have been found for damage or repairs.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.66 years on the job as president with xx and A/C.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2023 xx: xx/xx/2023 |---| 41 xx |----| Comment: Application date is xx/xx/2023. xx: Initial xx:
Field: Borrower DTI xx: 29.119%   xx: 29.328%   Variance: -0.209%   Variance %: -0.20900%   Comment: Borrower DTI ratio percent is U/A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does not required MI cert.   xx: Initial   xx:
Field: xx per U/W xx: 9.762%   xx: 9.855%   Variance: -0.093%   Variance %: -0.09300%   Comment: Housing ratio per U/W is U/A.   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: Modification stated term is N/A.   xx: Initial   xx:
Field: Occupancy at Origination xx: Secondary   xx: Primary   Variance:    Variance %:    Comment: Occupancy at origination is secondary.   xx: Initial   xx:
Field: xx P&I   xx: $1321.52   xx: $844.00   Variance: $477.52   Variance %: 56.57819%   Comment: Original stated P&I is $1,321.52.   xx: Initial   xx:
Field: xx Term xx: 348 xx: 353 Variance: -5 Variance %: -1.41643% Comment: Stated remaining term is 348. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect IBTS manufactured fee. CD dated xx/xx/2023 reflects IBTS manufactured fee at +$125.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2023, and the 1-year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11911364	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	45.050%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx. No active judgments or liens have been found. The annual combined taxes for 2024 for the parcel "xx" were paid in the amount of $xx/xx/2024. The annual combined taxes for 2023 for the parcel "xx" were paid in the amount of $xx/xx/2023. The annual combined taxes for 2024 for the parcel "xx" were due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $885.51 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $626.70, and the interest rate is 3.250%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $885.51 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $626.70, and the interest rate is 3.250%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR receives VA benefits and pension income.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2022 xx: xx/xx/2022 |---| 39 xx |----| Comment: Final 1003 reflects date as xx/xx/2022. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx Term xx: xx: 360 Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx Term xx: 330 xx: 334 Variance: -4 Variance %: -1.19760% Comment: As per note. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* xx xx"This loan failed the bona fide discount point test because it is a first lien mortgage, has a principal amount that is greater than or equal to $10,000, and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate." * Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
92521835	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	693	Not Applicable	38.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx as nominee for xx., for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 are due in the amount of $xxannual county taxes for 2023 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,917.26 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,917.26 and the interest rate is 4.375%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The current occupancy is not available in the collection comments. No comment pertaining to the damage to the subject property has been observed. BWR has been SE for 5.50 years at xx. xx-19 attestation is located at "xx." xx: xx: xx	xx		Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 38 xx |----| Comment: xx/xx/2021 xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: Does lender G/L Require MI N/A xx: Initial xx: Field: xx Term xx: xx: 360 Variance: Variance %: Comment: xx Term N/A xx: Initial xx: Field: xx P&I xx: $1917.26 xx: $1197.13 Variance: $720.13 Variance %: 60.15470% Comment: xx P&I $1917.26 xx: Initial xx: Field: xx Term xx: 324 xx: 329 Variance: -5 Variance %: -1.51975% Comment: xx Term 324 xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			650	Not Applicable
18161387	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	45.037%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx as nominee for xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. The annual water charges for 2024 have been due in the amount of $xxx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,057.19 xx which was applied for the due date of xx/xx/2024. The current monthly P&I is $652.45 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2023, the subject property is damaged, and the borrower filed the claim in the amount of $156.75. There is no evidence to confirm the current status of repairs in the latest collection comments.
Unable to determine the current occupancy from the collection comments.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been SE for 11.91 years at xx.
xx: xx: xx	xx	Field: xx: xx/xx/2022 xx: xx/xx/2021 |---| 34 xx |----| Comment: xx is xx/xx/2022 xx: Initial xx:
Field: Borrower DTI xx: 45.037%   xx: 44.174%   Variance: 0.863%   Variance %: 0.86300%   Comment: BWR DTI Ratio percent is unavailable   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L Require MI Is not applicable   xx: Initial   xx:
Field: xx per U/W xx: 23.822%   xx: 44.147%   Variance: -20.325%   Variance %: -20.32500%   Comment: Housing ratio per U/W is unavailable   xx: Initial   xx:
Field: xx Term   xx: xx: 360   Variance:    Variance %:    Comment: Modification stated term is not applicable   xx: Initial   xx:
																																																																																				Field: xx Term xx: 329 xx: 333 Variance: -4 Variance %: -1.20120% Comment: Stated remaining term is 329 xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$156.75	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	Not Applicable
2029478	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	767	42.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxxx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,390.30 which was applied for the due date of xx/xx/2024. The current P&I is $919.78 and the interest rate is 3.375%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,390.30 which was applied for the due date of xx/xx/2024. The current P&I is $919.78 and the interest rate is 3.375%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. xx-19 attestation is located at "xx.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR1 has 19.41 years on the job as an executive assistant at xx Institute.
BWR2 has been SE for 4 years at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2021 xx: xx/xx/2021 |---| 38 xx |----| Comment: Application date xx is xx/xx/2021 xx: Initial xx: Field: xx Term xx: xx: 360 Variance: Variance %: Comment: Modification stated term is not applicable xx: Initial xx: Field: xx Term xx: 319 xx: 324 Variance: -5 Variance %: -1.54320% Comment: Stated remaining term is 319 xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "The subject was approved at 42.44%. Tape shows SE income was not supported. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 19.41 years on the job as an executive assistant at xx Institute, and BWR2 has been SE for 4 years at UTZ, FICO 767, 0X30 since origination and $25K equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	755
90060821	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	757	47.427%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxMERS as nominee for xx. No active judgments or liens have been found. The annual installments of county taxes for 2024 are due in the amount of $xx/xx/2025. The annual installments of county taxes for 2023 are paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,919.03 xx which was applied for the due date of xx/xx/2024. The current P&I is $2,458.72 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx.	xx: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
Unable to determine the current condition of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 21.41 years on the job as an accountant at xx.
BWR2 has 20.33 years on the job as an accountant at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx G/L Require MI? xx: Yes xx: No |---| |----| Comment: MI is require. xx: Initial xx: Field: xx: xx/xx/2022 xx: xx/xx/2022 Variance: -3 xx Variance %: Comment: N.A xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx		* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved as OO at 47.42%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR1 has 21.41 years on the job as an accountant at the State of Tennessee. BWR2 has 20.33 years on the job as an accountant at the State of Tennessee, FICO 726, 0X30 since inception, and $33K equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			624	726
76219634	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.750%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	44.359%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of $xxthe lender, xx., which was recorded on xx/xx/2022. There is a prior traffic civil judgment against the borrower "xx" in the amount of $xxh was recorded on xx/xx/2020. The annual county taxes for 2023 and 2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,772.74 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,512.99 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The current UPB is $xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. BWR has 2.66 years on the job as a vehicle equipment helper at xx. xx: xx: xx	xx	Missing or error on the xx	3: Curable	* xx xx is "Moderate" xx "This loan failed the Pennsylvania license validation test." * xx Issues xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects  Points - xx Fee at $2,150.00. CD dated xx/xx/2022 reflects Points - xx fee at $4,241.50. This is an increase in fee of $2,091.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL of 1 year has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx Disclosures xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	Not Applicable
8883295	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	39.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxMERS as nominee for xx. There is one junior mortgage active against the subject property in favor of xx, which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxannual installment of town taxes for 2024 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,977.29, which was applied for the due date of xx/xx/2024. The current P&I is $2,977.29 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.33 years on the job as a supervisor with xx Inc.
																																																																																	xx: xx: xx	xx	Missing or error on the xx Right of Rescission	Field: xx G/L Require MI? xx: xx: No |---| |----| Comment: Does lender G/L required MI is not applicable xx: Initial xx: Field: xx: xx: $0.00 Variance: Variance %: Comment: Sale price xx is not applicable xx: Initial xx:	3: Curable		* xx Issues xx "The tape shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xx. Comp #1 with a sales price of $xx, is closest to the subject property. xx, , or xx search does not reflect estimated value for the subject property. Current UPB is $xx. Further details not provided." * Right of Rescission missing or unexecuted xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
53826965	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	710	790	49.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx as nominee for xxxx; xx for the amount of $xxhere are 2 prior state tax liens against the borrower in favor of State of xx recorded on xx/xx/2019 and xx/xx/2019. The supporting document is not available in UT.
There are 2 prior IRS liens against the borrower in favor of xx recorded on xx/xx/2019 and xx/xx/2019. The supporting document is not available in UT.
There are multiple prior civil judgments against the borrower in favor of multiple plaintiffs recorded on xx/xx/2019 and xx/xx/2019. The supporting document is not available in UT
The first installment of county taxes for 2024 was paid in the amount of $xxsecond installment of county taxes for 2024 is due in the amount of $xxrior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,226.05 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $4,226.05 and the interest rate is 6.625%.	xx: The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $4,226.05 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 3.25 years on the job as a maintenance worker with xx Inc. and also receives social security income. Additionally, BWR has been SE for 5.08 years at xx Installation.
BWR2 receives social security income.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 49.848% xx: 56.230% |---| -6.382% |----| -6.38200% Comment: Actual data shows BWR DTI ratio is 49.848%. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 43.665%   xx: 46.162%   Variance: -2.497%   Variance %: -2.49700%   Comment: Actual data shows housing ratio per U/W is 43.665%.   xx: Initial   xx:
Field: Original CLTV xx: 60.000%   xx: 58.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: Actual data shows original CLTV ratio is 60.00%.   xx: Initial   xx:
Field: xx Term   xx: 341   xx: 7   Variance: 334   Variance %: 4771.42857%   Comment: Actual data shows stated remaining term is 341.   xx: Initial   xx:
																																																																																				Field: xx Type xx: 2 Family xx: xx Variance: Variance %: Comment: Actual data shows subject property type is 2 family. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx		* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	736
46217153	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	719	Not Applicable	50.410%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with xx as nominee for xx in the amount of $xx was recorded on xx/xx/2023. No active judgments or liens found. xx The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. xx The 2024 county annual taxes were paid in the amount of $xxx/xx/2024. xx The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,895.94 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,486.37 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is in performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Unable to determine the current occupancy from the collection comments.
As per the appraisal report dated xx/xx/2023, located at xx, the photo addendum shows the subject property needs repairs, such as roofing shingles that are missing on the porch, soffit that is missing in a few areas, gutters that are ready to be installed, and two windows that are on backorder and will be replaced. The estimated cost is not available. CCs do not show any damages. No details have been found regarding completion of the repairs.
No information has been found stating the borrower’s income was impacted by Covid-19.
BWR is a property manager with multiple rental properties and receives rental income.
																																																																																	xx: xx: xx	xx	Appraisal xx	Field: Borrower DTI xx: 50.410% xx: 50.000% |---| 0.410% |----| 0.41000% Comment: Borrower DTI xx is 50.410% xx: Initial xx: Field: xx per U/W xx: 17.508% xx: 18.000% Variance: -0.492% Variance %: -0.49200% Comment: xx Per U/Wxx is 17.508% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx: Field: Original CLTV xx: 86.667% xx: 70.000% Variance: 16.667% Variance %: 16.66700% Comment: Original CLTV xx is 86.667% xx: Initial xx: Field: xx: xx/xx/2023 xx: xx/xx/2023 Variance: -2 xx Variance %: Comment: xxis xx/xx/2023 xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx"The appraisal report shows the subject as is. The appraisal report shows that the subject property's roofing shingles and the soffit are missing. The gutters are ready to be installed, the south end of the shop was not accessible on inspection, and the water heater is not double strapped. The photo addendum shows that the basement has seeping or standing water. Estimated cost to cure is not available in the loan file. The updated 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holxxck amount." * xx Issues xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
8165087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.000%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	39.675%	First	Final policy	Not Applicable	Not Applicable	03/xx/2021	$xx	Not Applicable	3.250%	$344.57	04/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2016 and was recorded on xx/xx/2016 in the amount of $xxvor of xx as nominee for xx,. No active judgment has been found. The annual combined tax for 2023 has been paid in the amount of $xxxx/xx/2023. No delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $671.15 xx which was applied for the due date of xx/xx/2024. The current P&I is $344.57 with an interest rate of 3.250%. The current UPB is $xx.	xx: The loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. As per the tape data the subject property is owner occupied. The modification agreement was made between the lender and borrower on xx/xx/2021. No information has been found for damage or repairs. No information has been found for bankruptcy and foreclosure. BWR has 1 year on the job as a manager with xx. BWR has 4.50 years on the second job as a director of the boys team with xx. xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is $xx. The monthly P&I is $344.57 with an interest rate of 3.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2051.	xx Missing or error on the xx	Field: Borrower DTI xx: 39.675% xx: 40.000% |---| -0.325% |----| -0.32500% Comment: DTI is 39.675%. xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: Yes   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx per U/W xx: 13.704%   xx: 17.000%   Variance: -3.296%   Variance %: -3.29600%   Comment: NA   xx: Initial   xx:
Field: xx: $0.00   xx: xx   Variance: $-70116.92   Variance %: -100.00000%   Comment: NA   xx: Initial   xx:
Field: xx: USDA   xx: Conventional   Variance:    Variance %:    Comment: Mortgage type is USDA.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2016   xx: xx/xx/2021   Variance: -2125 xx   Variance %:    Comment: Appraisal report is xx/xx/2016.   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-1000.00   Variance %: -1.21951%   Comment: Appraised value is $xx.   xx: Initial   xx:
Field: Original CLTV xx: 102.828%   xx: 99.700%   Variance: 3.128%   Variance %: 3.12800%   Comment: CLTV is 102.828%.   xx: Initial   xx:
Field: xx LTV xx: 102.828%   xx: 99.700%   Variance: 3.128%   Variance %: 3.12800%   Comment: LTV is 102.828%.   xx: Initial   xx:
Field: xx Rate   xx: 4.00000%   xx: 3.25000%   Variance: 0.75000%   Variance %: 0.75000%   Comment: Rate 4.00%.   xx: Initial   xx:
																																																																																				Field: xx: xx: xx Variance: $-2500.00 Variance %: -3.04878% Comment: Sales price $xx. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
40222762	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	751	752	33.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx. No active judgment has been found. The annual combined taxes for 2023 have been paid in the amount of $xxxx/xx/2023. The annual combined taxes for 2024 have been due in the amount of $xx/xx/2025. No delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,445.95 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,132.47 with an interest rate of 7.625%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
Unable to determine the current occupancy.
No comments have been found for foreclosure and bankruptcy.
The appraisal report dated xx/xx/2023 is "as is." Photo addendum shows safety wall damage. Tape shows appraisal noted defects for pose structural and safety issues that were not addressed. No evidence has been found regarding whether the repairs are completed. CCs do not show any damage to the subject property.
BWR has 10.75 years on the job as a bus operator at xx. BWR 2 has 17.75 years on the job as a clerk at xx.

xx: xx: xx	xx	Appraisal xx	Field: Borrower DTI xx: 33.492% xx: 33.000% |---| 0.492% |----| 0.49200% Comment: N.A xx: Initial xx:
Field: xx per U/W xx: 10.228%   xx: 10.000%   Variance: 0.228%   Variance %: 0.22800%   Comment: N.A   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: Original CLTV xx: 71.111%   xx: 71.120%   Variance: -0.009%   Variance %: -0.00900%   Comment: N.A   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2023   Variance: -14 xx   Variance %:    Comment: Note document reflects date as xx/xx/2023.   xx: Initial   xx:
																																																																																				Field: xx LTV xx: 71.111% xx: 71.120% Variance: -0.009% Variance %: -0.00900% Comment: N.A xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx	* xx Disclosures xx			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	749
10713663	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	751	31.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of $xxMERS as nominee for xx, and it was recorded on xx/xx/2022. No active judgments or liens found The annual combined taxes for 2024 are due on xx/xx/2024 in the amount of $xx. As per updated title report, no prior year taxes are delinquent.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,938.04, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,033.91 with an interest rate of 3.75%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller's tape, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 3.25 years on the job as a trooper at the xx of xx.
BWR2 has 3.66 years on the job as a VP of operations with xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx		3: Curable		* xx Issues xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	743
80980995	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	784	797	44.619%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in the amount of $xxMERS as nominee for xx, and it was recorded on xx/xx/2021. There is a junior mortgage that originated on xx/xx/2022 in favor of “xx” in the amount of $xxh was recorded on xx/xx/2022. The first installment of county taxes for 2024/2025 is due on xx/xx/2024 in the amount of $xx. The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of $xx. As per the updated title report, no prior year taxes are delinquent.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,198.93 and PITI is $3,010.93. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date for payment is xx/xx/2024. The UPB reflected as per the payment history is $xx. As per seller’s tape data the subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. BWR1 receives retirement income and social security income. BWR2 receives retirement income and social security income. xx: xx: xx	xx	Appraisal xxMissing or error on the xx	3: Curable	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. The current UPB is $xx."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2021 delivered on xx/xx/2021 which is more than 3 business days from initial application date xx/xx/2021. Subject loan is refinance case, originated on xx/xx/2021 and the 3 years SOL is active."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines xx     "Tape shows the subject loan does not meet the seasoning period of 6 months of BWR being vested on the title. Further details not provided."
																																																																																							* Missing or error on the xx Document xx	* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	786
26971581	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	47.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in the amount of $xxMERS as nominee for xx, and it was recorded on xx/xx/2021. No active judgments or liens found The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $xx. The annual school taxes for 2023 were paid on xx/xx/2023 in the amount of $xx. The annual school taxes for 2024 are due on xx/xx/2025 in the amount of $xx. As per updated title report, no prior year taxes are delinquent.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,139.57 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,139.57 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.  The current UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
Unable to determine the current occupancy from the collection comments
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 4 months on the job as a vice president of administration at xx. BWR has prior employment experience as an administrator at xx between xx/xx/2018 and xx/xx/2020 for 1.5 years.
																																																																																	xx: xx: xx	xx	xx		2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 47.518%. Tape shows rental income is not properly documented. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4 months on the job as a vice president of administration at xx, FICO 768, and $xx equity in the subject." * xxmissing; loan has escrows xx "Initial escrow account disclosure is missing from the loan documents." * xx Disclosures xx "Home loan toolkit is missing from the loan documents." * xx DTI exceeds 43% xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
64894434	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	694	42.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx as nominee for xx, a xx. No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,406.34 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,535.18 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the current occupancy from the collection comments.
No information has been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 6.41 years on the job as xx.
BWR2 has 2 months on the job as a director of nursing at xx & xx. BWR2 had multiple jobs in the nursing industry in the last two years.
																																																																																	xx: xx: xx	xx	xx	Field: Borrower DTI xx: 42.656% xx: 42.653% |---| 0.003% |----| 0.00300% Comment: Borrower DTI xx is 42.656% xx: Initial xx: Field: xx per U/W xx: 21.025% xx: 21.022% Variance: 0.003% Variance %: 0.00300% Comment: xx per U/W xx is 21.025% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xxis xx: Initial xx:	3: Curable		* xx"Final application is missing from the loan documents." * xxmissing; loan has escrows xx "Initial escrow account disclosure is missing from the loan documents." * xx Issues xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * xx TRID xx Failed xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			798	579
57578780	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	692	Not Applicable	46.859%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024, which recorded on xx/xx/2024 with instrument# xx in the amount of $xxvor of xx as nominee for xx.
There are 3 prior credit card judgments open against the borrower: the first one is in the amount of $xxh was recorded on xx/xx/2018 in favor of xx  LLC; the second one is in the amount of $xxh was recorded on xx/xx/2019 in favor of xx  LLC; and the third one is in the amount of $xx, which was recorded on xx/xx/2018 in favor of xx LLC.
There is one prior hospital, medical, or attorney lien open against the borrower in the amount of $xxh was recorded on xx/xx/2021 in favor of xx  LLP.
The annual county taxes for 2023 have been paid in the amount of $xx/xx/2024.
The annual county taxes for 2024 have been due in the amount of $xx/xx/2025.
The annual school taxes for 2024 have been due in the amount of $xx/xx/2025.
The annual school taxes for -2022-2023 have been paid in the amount of $xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,296.91 and PITI is $1,850.71. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,296.91 and PITI is $1,850.71. The UPB reflected as per the payment history is $xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per the seller's tape data, the loan appraised 'as is' but had a large hole in the rear of the prop that was not repaired. Further details are not provided.
BWR has been SE for 10.25 years at xx
																																																																																	xx: xx: xx	xx			2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
40458216	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	55.303%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxxx, and it was recorded on xx/xx/2024 and it was re-recorded on xx/xx/2024 to add the missing year on page 15 of the Deed of xx. No active judgments or liens found The annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of $xxer updated title report, no prior year taxes are delinquent.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,475.14 and PITI is $1,794.97. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,475.14 and PITI is $1,794.97. The UPB reflected as per the payment history is $xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has 8.66 years on the job as an associate at xx.
xx: xx: xx	xx	xx	3: Curable	* Assets do not meet guidelines xx "The tape shows assets verified are not enough to get AUS approval. DU available in the loan package is approve/eligible with total assets of $9,228. Bank statement in the file shows $9,247, and the cash to close requirement is $9,247. Further details not provided. The subject loan originated on xx/xx/2024. BWR has 8.66 years on the job as an associate at D&M xx Inc, FICO 657, and $10K equity in the subject."
* xx xx Failed xx     "Loan failed the revised loan estimate delivery date test xx due to the revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days before the consummation date."
* xx xx is "Moderate" xx     "Loan failed the TRID disclosure delivery date validation test due to a closing disclosure delivery date is on a revised loan estimate delivery date."
* xxmissing; loan has escrows xx     "Initial escrow account signed by the borrower is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
90940325	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	10/xx/2024	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.875%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	27.904%	First	Final policy	Not Applicable	Not Applicable	07/xx/2021	$xx	Not Applicable	3.625%	$1,242.85	09/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2014 with the lender xx as nominee for xxxx., xx xx Group, in the amount of $xxh was recorded on xx/xx/2014.
There are 7 real estate tax liens in favor of the County of xx Collector in the total amount of $xx which were recorded on different dates. The property address is not mentioned in supportive document.
There is a junior mortgage against the subject property that originated on xx/xx/2018 in favor of “xx, Jr.” in the amount of $xxh was recorded on xx/xx/2018.
There is an IRS lien in favor of xx in the amount of $xxh was recorded on xx/xx/2018. The SSN mentioned on the supportive document is inconsistent with the borrower's SSN.
There is a state tax lien against the borrower xx and xx in favor of “xx" in the total amount of $xxich was recorded on xx/xx/2019.
There is a civil judgment against the borrower in favor of xx, in the amount of $xx, which was recorded on xx/xx/2019.
There is a UCC lien in favor of xx, Inc., which was recorded on xx/xx/2021.
The first and second installments of county taxes for the year 2024/2025 are due on xx/xx/2024 and xx/xx/2025 in the total amount of $xx prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,682.08 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,242.85 with an interest rate of 3.625%. The current UPB is $xx. As per the PH dated xx/xx/2023, the borrower made bulk payment in the amount of $6,695.24. As per the CC dated xx/xx/2023, these are borrower payments.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per the comment dated xx/xx/2023, the borrower's income has been impacted due to covid-19. The borrower was approved for the covid-19 FB plan from xx/xx/2023 to xx/xx/2023.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The modification agreement was signed between the borrower, xx, and lender xx, with an effective date of xx/xx/2021.
The foreclosure was initiated on the loan. The notice of default is filed on xx/xx/2018, and the release of lis pendens is filed on xx/xx/2018. No further details have been found.
No information has been found for bankruptcy.
No information has been found for damage or repairs.
xx: The foreclosure was initiated on the loan. The notice of default is filed on xx/xx/2018 and the release of lis pendens filed on xx/xx/2018.No further details have been found.
xx: xx	The modification agreement was signed between the borrower, xx, and lender xx, with an effective date of xx/xx/2021. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $1,242.85 with an interest rate of 3.625% beginning from xx/xx/2021 until the maturity date of xx/xx/2051.	xx	Field: Borrower DTI xx: 27.904% xx: 28.000% |---| -0.096% |----| -0.09600% Comment: Actual data shows BWR DTI ratio is 27.904%. xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: Yes   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2023   Variance: -12 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 27.583%   xx: 28.000%   Variance: -0.417%   Variance %: -0.41700%   Comment: Actual data shows housing ratio is 27.583%.   xx: Initial   xx:
Field: xx: xx: xx   Variance: xx   Variance %: 7.11718%   Comment:    xx: Initial   xx:
Field: xx: USDA   xx: Conventional   Variance:    Variance %:    Comment: Mortgage type is USDA.   xx: Initial   xx:
Field: Original CLTV xx: 102.942%   xx: 102.950%   Variance: -0.008%   Variance %: -0.00800%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=102.942%.   xx: Initial   xx:
Field: xx LTV xx: 102.942%   xx: 102.950%   Variance: -0.008%   Variance %: -0.00800%   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. LTV=102.942%.   xx: Initial   xx:
																																																																																				Field: xx Rate xx: 4.87500% xx: 3.62500% Variance: 1.25000% Variance %: 1.25000% Comment: Note document reflects original rate as 4.875%. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Cash out purchase xx "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2014 reflects cash to in the amount of $1,450.00." * xx		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			624	Not Applicable
91122891	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.625%	360		xx	xx		USDA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	35.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxMERS as nominee for xx, and it was recorded on xx/xx/2024. No active judgments or liens found The annual combined taxes for 2023 were paid on xx/xx/2023 in the amount of $xx. The annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $xx. As per updated title report, no prior year taxes are delinquent.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,322.61 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,715.34 and the interest rate is 5.625%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 12.75 years on the job as a teacher coach at xx. xx: xx: xx	xx	xxMissing DU/GUS/AUS		3: Curable		* xx"The tape shows CD and note dated xx/xx/2024 and conditional commitment dated xx/xx/2024, which does not allow for a USDA loan." * xxmissing; loan has escrows xx "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing DU/GUS/AUS as required by guidelines xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			616	Not Applicable
83768039	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	581	49.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023, which recorded on xx/xx/2023 with instrument# xx in the amount of $xxvor of xx as nominee for xx.
No active judgments or liens found.
The first & second installments of town taxes for 2024 are paid in the amount of $xxe third & fourth installments of town taxes for 2024 are due in the total amount of $xxNo prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,884.69 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,631.11, and the interest rate is 6.000%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,884.69 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,631.11, and the interest rate is 6.000%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
BWR1 has 7.16 years on the job as a fingerprint examiner at xx.
BWR2 has 3 years on the job as a registrar at xx.

xx: xx: xx	xx	xxMissing or error on the xx	3: Curable	* xxmissing; loan has escrows xx "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines xx     "As per tape, the loan has been repurchased for mod and had several workouts. Tape also shows the loan never formally modified. As per loan files, the loan has not been modified since origination."
* MI, FHA or MIC missing and required xx     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* xx Disclosures xx		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 11/xx/2023. Notary's signature date on the Mortgage/Deed of Trust is 11/xx/2023. Note date is 11/xx/2023."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22345251	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.500%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	31.756%	First	Final policy	Not Applicable	Not Applicable	11/xx/2022	$xx	Not Applicable	3.250%	$473.03	01/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2015, which recorded on xx/xx/2015 with instrument# xx in the amount of $xxvor of xx as nominee for xx, Inc. No active judgments or liens found. The annual combined taxes for 2024 have been due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $780.65 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $473.03, and the interest rate is 3.250%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $780.65 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $473.03, and the interest rate is 3.250%. The current UPB is $xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
BWR has 15 years on the job as an accountant at xx.
																																																																																	xx: xx: xx	Loan modification agreement was made between the borrower and lender on xx/xx/2022. The new modified rate is 3.250% and the borrower promises to pay P&I of $473.03, which began on xx/xx/2023. The new principal balance is $xx. The interest-bearing amount is $xx and the maturity date is xx/xx/2062.	xxMissing or error on the xx		3: Curable		* Loan does not conform to program guidelines xx	* Cash out purchase xx "The subject loan is purchase case; final HUD-1 dated xx/xx/2015 reflects cash to in the amount of $xx." * Intent to xx"The intent to proceed is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance xx "Hazard insurance policy is missing from the loan documents." * xx Disclosures xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			640	Not Applicable
76714197	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	791	Not Applicable	48.492%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxMERS as nominee for xx. There is a prior mortgage against the subject property that originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxvor of "xx.". The annual county taxes for 2024 were paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,279.84 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $851.16, and the interest rate is 3.990%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,279.84 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $851.16, and the interest rate is 3.990%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is non-owner occupied.
BWR receives SSI, retirement, xx , and rental income.
																																																																																	xx: xx: xx	xx		Field: Borrower DTI xx: 48.492% xx: 48.488% |---| 0.004% |----| 0.00400% Comment: xx: Initial xx: Field: xx per U/W xx: 45.390% xx: 45.387% Variance: 0.003% Variance %: 0.00300% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx: Field: Original CLTV xx: 58.525% xx: 59.000% Variance: -0.475% Variance %: -0.47500% Comment: xx: Initial xx: Field: xx: xx/xx/2021 xx: xx/xx/2021 Variance: -4 xx Variance %: Comment: xx: Initial xx: Field: xx LTV xx: 58.525% xx: 59.000% Variance: -0.475% Variance %: -0.47500% Comment: xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
47553254	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	41.669%	First	Preliminary title policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx as nominee for xx, a xx for the amount of $xxhere is a mortgage that was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx, LLC for the amount of $xx00. The said mortgage has been subordinated with the subject mortgage and the subordination agreement is located at “xx.”
There is a UCC lien against the property in favor of xx recorded on xx/xx/2022.
The third and fourth installments of county taxes for 2024 are due in the amount of $xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,516.12 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,254.45 and the interest rate is 4.250%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR is retired and receives pension and social security income. xx: xx: xx	xx	Appraisal xxLE	Field: Borrower DTI xx: 41.669% xx: 41.673% |---| -0.004% |----| -0.00400% Comment: BWR DTI ratio percent 41.669% xx: Initial xx: Field: xx per U/W xx: 39.057% xx: 39.061% Variance: -0.004% Variance %: -0.00400% Comment: Housing ratio per U/W 39.057% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xxN/A xx: Initial xx: Field: Original CLTV xx: 65.499% xx: 65.500% Variance: -0.001% Variance %: -0.00100% Comment: Original CLTV xx 63.750% xx: Initial xx: Field: xx: xx/xx/2022 xx: xx/xx/2022 Variance: -5 xx Variance %: Comment: xx/xx/2022. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* xx TRID xx is Incomplete xx     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines xx     "The tape shows that as a result of including subordinate financing in AUS resubmission post-closing, PIW was lost. Further details not provided. There is a mortgage that was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx, LLC for the amount of $xx. The said mortgage has been subordinated with the subject mortgage and the subordination agreement is located at “xx.”"
																																																																																							* xx LE xx			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	Not Applicable
59871533	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	44.383%	First	Final policy	Not Applicable	$xx	02/xx/2022	$xx	Not Applicable	3.500%	$706.89	04/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxvor of xx as nominee for xx.
There is an active junior mortgage against the subject property in favor of xxin the amount of $xx, which originated on xx/xx/2020 and was recorded on xx/xx/2020 with the instrument | Book/Page # xx.
There are two UCC liens found against the subject property filed by xx, which were recorded on xx/xx/2020 & xx/xx/2020.
The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $xxx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $849.20 which was applied for the due date of xx/xx/2024. The current monthly P&I is $706.89 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per forbearance agreement located at xx, borrower was on forbearance from xx/xx/2023 to xx/xx/2023.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
No information has been found stating the borrower’s income was impacted by Covid-19.
BWR has 1.16 years on the job as a medical assistant at xx. BWR has prior employment experience as an assistant at xx. between xx/xx/2018 and xx/xx/2019 for 6 months.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P & I of $706.89 with a modified interest rate of 3.500% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount.	Appraisal xxMissing or error on the xxInsurance	Field: Borrower #1 xx: xx: xx |---| |----| Comment: BWR middle name is xx. xx: Initial xx:
Field: Borrower DTI xx: 44.383%   xx: 44.380%   Variance: 0.003%   Variance %: 0.00300%   Comment: DTI is 44.383%.   xx: Initial   xx:
Field: xx of xx: xx/xx/2022   xx: xx/xx/2022   Variance: -17 xx   Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2023   Variance: -103 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 38.708%   xx: 38.710%   Variance: -0.002%   Variance %: -0.00200%   Comment: Housing ratio is 38.708%.   xx: Initial   xx:
Field: MI xx: 0222882067703   xx: 0222882067   Variance:    Variance %:    Comment: MI Cert number is xx   xx: Initial   xx:
Field: xx: $0.00   xx: xx   Variance: $-149394.56   Variance %: -100.00000%   Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2019   xx: xx/xx/2020   Variance: -154 xx   Variance %:    Comment: Appraisal date is xx/xx/2019.   xx: Initial   xx:
Field: Original CLTV xx: 103.098%   xx: 101.410%   Variance: 1.688%   Variance %: 1.68800%   Comment: CLTV is 103.098%.   xx: Initial   xx:
Field: xx: xx/xx/2020   xx: xx/xx/2020   Variance: -1 xx   Variance %:    Comment: Note date is xx/xx/2020.   xx: Initial   xx:
Field: xx LTV xx: 98.189% xx: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: LTV is 98.189% xx: Initial xx:	3: Curable	* Appraisal incomplete xx	* Cash out purchase xx "Subject loan is a purchase. Final CD reflects cash to in the amount of $932.89."
* xx xx is "Elevated" xx     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.386% exceeds APR threshold of 5.794% over by +0.592%. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.386% exceeds APR threshold of 5.300% over by +1.086%. Subject loan is escrowed"
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 6.386% exceeds APR threshold of 5.300% over by +1.086%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx and xx."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required xx     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the xx Document xx     "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."
* xx Disclosures xx     "Home loan toolkit is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			532	Not Applicable
85671034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.625%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	27.550%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	42.180%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$xx	Not Applicable	3.125%	$586.50	04/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2016 and was recorded on xx/xx/2016 in the amount of $xxvor of xx as nominee for xx, INC, xx xx No active judgment has been found. The annual county tax for 2024 has been paid in the amount of $xx/xx/2024. The annual county tax for 2024 has been due in the amount of $xxx/2024. The water sewer taxes for 2024 are delinquent in the amount of $xxthrough xx/xx/2024.xx	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $942.59, which was applied for the due date of xx/xx/2024. The current P&I is $586.50, and the interest rate is 3.125%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
  No comments have been found for foreclosure and bankruptcy.
No information has been found related to damage or repairs.
As per the comment dated xx/xx/2024, the subject property is located in a FEMA disaster area. As per the comment dated xx/xx/2024, the subject property is not affected.
BWR has 1 year on the job as a processor at xx. BWR has 7.75 years on the 2nd job as a sergeant at the xx.
xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is $xx. The monthly P&I is $586.50 with an interest rate of 3.125% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. The loan has been modified twice since origination.	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable. xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   xx: Initial   xx:
Field: xx: xx/xx/2016   xx: xx/xx/2024   Variance: -3075 xx   Variance %:    Comment: Interest paid through date is xx/xx/2016.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: 29 xx   Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 102.149%   xx: 100.000%   Variance: 2.149%   Variance %: 2.14900%   Comment: Original CLTV ratio percent is 102.149%.   xx: Initial   xx:
Field: xx: xx/xx/2016   xx: xx/xx/2016   Variance: 28 xx   Variance %:    Comment: Original note doc date is xx/xx/2016.   xx: Initial   xx:
Field: xx LTV xx: 102.149%   xx: 100.000%   Variance: 2.149%   Variance %: 2.14900%   Comment: Original standard LTV xx is 102.149%.   xx: Initial   xx:
Field: xx P&I   xx: $595.83   xx: $586.50   Variance: $9.33   Variance %: 1.59079%   Comment: Original stated P&I $595.83.   xx: Initial   xx:
Field: xx Rate xx: 3.62500% xx: 3.12500% Variance: 0.50000% Variance %: 0.50000% Comment: Original stated rate is 3.62500%. xx: Initial xx:	2: Acceptable with Warnings	* xx xx"Loan failed xxdue to fees charged $6,342.70 exceeds fees threshold of $4,972.25 over by +$1,370.45.
The following fees were included in this test:
xx Fee xx $3,592.85
VA xx paid by Borrower: $0.85
VA xx $2,749.00."
* LE/CD Issue date test Fail xx     "Loan fails compliance delivery and timing test for CD dated xx/xx/2016. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2016, which is on the consummation date of xx/xx/2016."
* Loan does not conform to program guidelines xx     "the tape defect shows the loan was modified on xx/xx/2022. Unable to have borrower's ex-spouse execute modification docs. VA Standard modification with 10,640.27 adjusted for the payments for May 2021-April 2022. Maturity date was xx/xx/2052"
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			467	Not Applicable
1164280	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	801	Not Applicable	29.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx as nominee for xx, LLC in the amount of $xx was recorded on xx/xx/2024. No active judgments or liens have been found. Annual county taxes for 2023 have been paid in the amount of $xxxx/xx/2024. Annual city taxes for 2023 have been paid in the amount of $xxxx/xx/2023.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,540.53 xx which was applied for the due date of xx/xx/2024. The current P&I is $4,649.02 with an interest rate of 5.990%. The current UPB is $xx.	xx: The loan is currently performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. Unable to determine the current condition and occupancy of subject property. BWR has 6 months on the job as a medical director with xx of xx. BWR has prior employment experience as a medical director with xx between xx/xx/2022 and xx/xx/2024 for 1.66 years. xx: xx: xx	xx		Field: Age of Loan xx: 0 xx: 2 |---| -2 |----| -100.00000% Comment: NA xx: Initial xx: Field: Borrower DTI xx: 29.126% xx: 29.220% Variance: -0.094% Variance %: -0.09400% Comment: DTI is 29.126% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -3 xx Variance %: Comment: Note date is xx/xx/2024. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
4542046	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	785	46.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xx in the amount of $xxh was recorded on xx/xx/2024. No active judgments or liens found. The annual county taxes for 2024 were due in the amount of $xx/xx/2024. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,662.49, which was applied for the due date of xx/xx/2024. The current P&I is $4,612.07 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $xx.	xx: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR has 7.33 years on the job as a computational scientist at xx. xx: xx: xx	xx	Field: Age of Loan xx: 0 xx: 2 |---| -2 |----| -100.00000% Comment: N.A xx: Initial xx: Field: Borrower DTI xx: 46.909% xx: 46.910% Variance: -0.001% Variance %: -0.00100% Comment: NAs per 1008 and LP borrower DTI is 46.909%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A xx: Initial xx: Field: xx Value xx: xx: xx Variance: $1000.00 Variance %: 0.12515% Comment: The appraisal report reflects appraised value as $xx. xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at +$1,147.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,590.20. This is a cumulative increase of $328.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1 year SOL is active."
																																																																																							* Loan does not conform to program guidelines xx	* Cash out purchase xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
67058836	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	777	44.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx as nominee for xx, LLC. No active judgments or liens found. The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,062.30 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,607.29 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No information has been found stating the borrower’s income was impacted by Covid-19.
BWR has 3.25 years on the job as a front desk with xx.
BWR2 receives SSI, or retirement income.
xx: xx: xx	xx	Initial 1003_Application Missing DU/GUS/AUS xxMissing or error on the xx	Field: Age of Loan xx: 4 xx: 6 |---| -2 |----| -33.33333% Comment: As per note. xx: Initial xx:
Field: Borrower DTI xx: 44.103%   xx: 48.220%   Variance: -4.117%   Variance %: -4.11700%   Comment: As per calculation.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: Original CLTV xx: 60.563%   xx: 60.560%   Variance: 0.003%   Variance %: 0.00300%   Comment: As per calculation.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -6 xx   Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx LTV xx: 60.563%   xx: 60.560%   Variance: 0.003%   Variance %: 0.00300%   Comment: As per calculation.   xx: Initial   xx:
Field: xx Street   xx: 1325 xx: 1325 xx   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: As per final CD. xx: Initial xx:	3: Curable	* xx TRID xx is Incomplete xx "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* Loan does not conform to program guidelines xx     "The subject loan was approved at 44.10%. The tape reflects an increased DTI of 48.22%. Further details are not provided. Further, the tape shows BWR2 was added to the loan, which is NOO and cash-out refinance. BWR1 has 3.25 years on the job as a front desk with xx, and BWR2 receives retirement income. FICO 735, 0X30 since inception, and $252K equity in the subject."
* Missing DU/GUS/AUS as required by guidelines xx     "AUS report at the time of closing is missing from the loan documents."
* xx 1003_Application xx     "Initial application signed by the loan originator is missing from the loan documents."
* xx"Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
28655173	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	791	22.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx, LLC. No active judgments or liens were found. The 2023 county annual taxes were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,282.95, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,773.71 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the subject property has been occupied by the owner.
BWR1 has one month on the job as a nursing informaticist LL with xx. BWR1 has prior employment experience as a nursing informaticist at xx between xx/xx/2016 and xx/xx/2024 for 7.66 years.
BWR2 has two months on the job as a patrol officer with the xx. BWR2 has prior employment experience as a patrol sergeant with xx between xx/xx/2015 and xx/xx/2024 for 8.25 years.
xx: xx: xx	xx	Appraisal xx	Field: Age of Loan xx: 5 xx: 7 |---| -2 |----| -28.57142% Comment: Age of loan is 5 xx: Initial xx:
Field: Borrower DTI xx: 22.907%   xx: 22.910%   Variance: -0.003%   Variance %: -0.00300%   Comment: BWR DTI Ratio percent is 22.907%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: Original CLTV xx: 64.286%   xx: 64.290%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV Ratio percent is 64.286%   xx: Initial   xx:
Field: xx LTV xx: 64.286%   xx: 64.290%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original standard LTV is 64.286%   xx: Initial   xx:
																																																																																				Field: xx Street xx: xx: 2840 W. xx Variance: Variance %: Comment: Property address street is xx: Initial xx:	3: Curable		* Appraisal incomplete xx"The subject loan closed without an appraisal, and tape shows a minor crack in the basement floor, and as a result, the PIW was invalidated. Further details not provided. 1004D, or inspection report, is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Loan does not conform to program guidelines xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
28463416	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	41.362%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2023, which was recorded on xx/xx/2023 with book/page# 019257/02454 in the amount of $xxvor of xx as nominee for xx LLC.
No active judgments or liens have been found.
The annual combined taxes for 2023 have been paid in the amount of $xx/xx/2023.
The annual combined taxes for 2024 are due in the amount of $xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,524.34 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,064.04 with and interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.08 years on the job as an office manager with xx.
xx: xx: xx	xx	Missing or error on the xx	3: Curable	* xx"Tape shows loan closed with excess points and fees. Infinity CE report fails the QM points and fees test. Further details not provided."
* xx xx is "Moderate" xx     "Loan failed xxpoints and fees test due to fees charged $9,487.53 exceeds fees threshold of $6,015.07 over by +$3,472.46. The below fees were included in the test: Points - xx Fee paid by Borrower: $9,487.53."
* xx xx"This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $9,487.53 exceeds fees threshold of $6,015.07 over by +$3,472.46.
The below fees were included in the test:
Points - xx Fee paid by Borrower: $9,487.53.xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2022 does not reflect Points - xx Fee. Final CD dated xx/xx/2023 reflects Points - xx Fee at $9,487.53.
Initial loan estimate dated xx/xx/2022 reflects xx at $900.00. Final CD dated xx/xx/2023 reflects xx at $920.00.
This is a cumulative increase in fee of +$9,507.53 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91123828	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	798	35.585%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of $xxMERS as nominee for xx LLC, and it was recorded on xx/xx/2022. No active judgments or liens found. The first and second county taxes for 2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024, respectively. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,406.26 which applied for xx/xx/2024. The current P&I is $3,726.71 with an interest rate of 5.125%. The UPB is $xx.	xx: The current status of the loan is performing. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The current P&I is $3,726.71 with an interest rate of 5.125%. The UPB is $xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per seller's tape, the subject property is owner-occupied. BWR1 receives SSI income. BWR2 has 11.67 years on the job as a senior VP of intelligence at xx. xx: xx: xx	xx	Missing or error on the xx Transmittal xx		3: Curable		* Transmittal xx is Missing xx	* ATR - Unable to determine borrower's xx Repay xx "Subject approved at 35.59%. Tape shows lender requested additional tax return documentation and BWR refused to provide. Further details not provided. Lender defect. Subject loan originated 9/xx/22 and the 3 year SOL is active. BWR1 is on SSI. BWR2 has 11 years on the job as xx at xx., FICO 798, 0X30 since inception and $xx equity in subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	785
60993613	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	694	38.008%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2024, which was recorded on xx/xx/2024 with instrument# xx in the amount of $xxvor of xx as nominee for xx LLC.
There is Scrivener's affidavit that was recorded on xx/xx/2024, which shows that the subject mortgage notary date is xx/xx/2024, which is incorrect. The subject mortgage notary date is xx/xx/2024 instead of xx/xx/2024..
No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid in the amount of $xx/xx/2024.
The second installment of county taxes for 2024 is due in the total amount of $xxxx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,089.55 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,821.19 with and interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.33 years on the job as an administrative assistant at xx.
BWR2 has 2.33 years on the job as an environmental supervisor at xx, Inc.
																																																																																	xx: xx: xx	xx	Missing or error on the xx		3: Curable		* Loan does not conform to program guidelines xx "Tape shows closing documents on the subject loan were signed prior to the end of the 3-day waiting period from receipt of the PCD and the consummation date. Infinity compliance result does not fail delivery and timing test for pre-closing disclosure. Further details not provided." * MI, FHA or MIC missing and required xx "Mortgage insurance certificate is missing from the loan documents." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	719
76533322	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	35.207%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxMERS as nominee for xx LLC. No active judgments or liens have been found. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. The annual county taxes for 2024 were due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,427.10 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,660.39, and the interest rate is 4.875%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,427.10 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,660.39, and the interest rate is 4.875%. The current UPB is $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 1.58 years on the job as a senior solution specialist with xx.
xx: xx: xx	xx	xxMissing or error on the xx	Field: Age of Loan xx: 23 xx: 24 |---| -1 |----| -4.16666% Comment: Age of loan is 23. xx: Initial xx:
Field: ARM xx Rate   xx: 9.875%   xx: 5.000%   Variance: 4.875%   Variance %: 4.87500%   Comment: ARM lifetime cap rate is 9.875%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Lender G/L required MI.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2022   xx: xx/xx/2024   Variance: -517 xx   Variance %:    Comment: Actual data shows first payment date is xx/xx/2022.   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 5.67107%   Comment: Appraised value is $xx.   xx: Initial   xx:
Field: xx Street   xx: 4148 xx: 4148 xx   Variance:    Variance %:    Comment: Actual data shows property address street is 4148 xx.   xx: Initial   xx:
Field: xx Term   xx: 337   xx: 354   Variance: -17   Variance %: -4.80225%   Comment: Stated remaining term is 337.   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Actual data shows subject property type is PUD. xx: Initial xx:	3: Curable	* xx"Tape shows TRID violation as closing disclosure with increased APR by 0.287% was delivered prior to 3-day waiting period from consummation date. Infinity compliance result shows the loan fails TRID delivery and timing tests for the revised CD as the disclosed APR became inaccurate. Further details not provided." * xx xx is xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TILA xx"Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$1,342.88. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired.

Loan failed the TRID total of payments test as this loan data reflects total of payments in the amount of $xx. xx total of payments in the amount of $xx and the variance is -$4,004.15. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired.

Loan failed xx safe harbor threshold test due to APR calculated 7.090% exceeds APR threshold of 6.690% over by +0.400%. Subject loan is escrowed."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects xx at $475.00. Final CD dated xx/xx/2022 reflects xx at $550.00. This is an increase fee in the amount of +$75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
* Loan program disclosure missing or unexecuted xx     "ARM loan program disclosure is missing from the loan documents."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
51734856	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	753	36.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxMERS as nominee for xx LLC. No active judgments or liens have been found. The first installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $xxx/2025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $6,131.02 which was applied to the due date of xx/xx/2024. The current P&I is $5,548.41 with an interest rate of 7.00%. The current UPB reflected as per payment history tape is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $xx.
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR1 has 9.16 years on the job as a general manager at xx.
BWR2 has 4.41 years on the job as a senior operations program man at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 7 xx: 8 |---| -1 |----| -12.50000% Comment: As per note. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx G/L Require MI? xx: Yes xx: No Variance: Variance %: Comment: Yes. xx: Initial xx: Field: xx Value xx: xx: xx Variance: xx Variance %: 3.02049% Comment: As per appraisal report. xx: Initial xx:	3: Curable	* xx"Tape shows APR increased on PCD prior to closing, and the waiting period of 3 business days prior to consummation was not satisfied. Infinity compliance result fails delivery timing test for revised CD. Further details not provided."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "Loan fails xx delivery and timing test for revised closing disclosure dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after consummation date xx/xx/2024."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects xx Fee at $7,260.00. CD dated xx/xx/2024 reflects xx Fee at $8,339.68. This is an increase in fee of $1,079.68 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year.

TRID Violation due to decrease in xx on xx dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects xx at $1,062.15. Final CD dated xx/xx/2024 reflects xx at $1,042.46. This is decrease of $19.69 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																							* Missing or error on the xx Document xx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	727
32983074	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	750	49.884%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2024, which was recorded on xx/xx/2024 with instrument# xx in the amount of $xxvor of xx as nominee for xx LLC. There are 2 prior judgments against the borrower in the total amount of $xx were recorded on xx/xx/2016 & xx/xx/2016 in favor of xx. The annual county taxes for 2023 are paid in the amount of $xx/xx/2023. The annual county taxes for 2024 are due in the amount of $xx/xx/2024. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,389.66 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,708.83 with and interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 receives trust, SSI income, and annuitized income. BWR2 receives SSI and retirement income. xx: xx: xx	xx	Missing or error on the xx		3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			804	729
48858410	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	747	46.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxxx LLC. No active judgments or liens have been found. The annual county taxes of the year for 2024 are due in the amount of $xxx/2025. The annual county taxes of the year for 2023 are paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,748.73 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,665.12 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
BWR1 has been SE for 30.33 years at xx.
BWR has 1.08 years on the job as an office manager with xx. BWR is students between xx/xx/2016 and xx/xx/2019.
xx: xx: xx	xx	xxMissing or error on the xx	Field: Age of Loan xx: 11 xx: 13 |---| -2 |----| -15.38461% Comment: Age of Loan 11. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx N/A   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? N/A   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 2.14007%   Comment: xx Value $xx.   xx: Initial   xx:
Field: xx Street   xx: 833 SE xx: 833 xx   Variance:    Variance %:    Comment: xx  xx.   xx: Initial   xx:
Field: xx: xx.    xx: xx    Variance:    Variance %:    Comment: Actual data shows city is xx. .   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx Type PUD. xx: Initial xx:	3: Curable	* xxmissing; loan has escrows xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 46.31%. Tape shows BWR1 SE income is not supported using a 2-year average. Revised DTI is 57.7%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 30.33 years at xx.; BWR2 has 1.08 years on the job as an office manager with xx., FICO 700, $xx equity in the subject, 0X30 since inception and $xxresidual income."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflect xx fee at $5,486.00. CD dated xx/xx/2023 reflects xx fee at $5,856.21. This is an increase in fee of +$370.21 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	759
15960159	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx as nominee for xx LLC in the amount of $xxh was recorded on xx/xx/2024. No active judgments or liens have been found. Annual county taxes for the year 2023 were paid on xx/xx/2023 in the amount of $xxal county taxes for the year 2024 are due on xx/xx/2025 in the amount of $xx. No prior year’s delinquent taxes have been found.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,177.25 which applied for xx/xx/2024. The current P&I is $3,477.40 with an interest rate of 6.250%. The UPB is $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The current P&I is $3,477.40 with an interest rate of 6.250%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller's tape, the subject property is owner-occupied.
Appraisal dated xx/xx/2024 is subject to completion due to the subject being under construction xx. The appraiser states that the windows and doors were impacted by the hurricane. CCs do not show damages.
BWR has 9.83 years on the job as an athlete at xx
																																																																																	xx: xx: xx	xx	xx Missing or error on the xx	Field: xx Street xx: 10699 SW xx Dr xx: 10699 xx Dr |---| |----| Comment: As per note. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* xx"Final application is missing from the loan documents." * MI, FHA or MIC missing and required xx "The mortgage insurance certificate is missing from the loan documents." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
53882680	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	765	Not Applicable	46.012%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxxx LLC. No active judgments or liens have been found. The third and fourth installments of county taxes for 2025 are due in the total amount of $xxxx/xx/2025 and xx/xx/2025 respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,411.73 which was applied for the due date of xx/xx/2024. The current P&I is $2,015.89 and the interest rate is 4.875%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,411.73 which was applied for the due date of xx/xx/2024. The current P&I is $2,015.89 and the interest rate is 4.875%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
Unable to determine the reason for default.
Unable to confirm the current condition and occupancy of the subject property.
BWR has 21.58 years on the job as a logistics assistant at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 20 xx: 22 |---| -2 |----| -9.09090% Comment: Age of loan is 20 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx: Initial xx: Field: xx Value xx: xx: xx Variance: $9000.00 Variance %: 1.89075% Comment: xx: Initial xx: Field: xx Street xx: xx Street xx: xx St Variance: Variance %: Comment: Property address street is xx Street xx: Initial xx: Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable	* xx xx is "Moderate" xx "Loan fails xxpoints and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$386.82. The below fee was included in the test: Points - xx Fee paid by Borrower: $xx" * GSE Points and xx Violations xx "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$386.82. The below fee was included in the test: Points - xx Fee paid by Borrower: $xx" * Loan does not conform to program guidelines xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 46%. Tape shows the timeshare debt with remaining balance of $xx was not paid off at closing as per xx requirement. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 21.58 years on the job as a logistics assistant at thexx and receives xx compensation, FICO 743, and $xx equity in the subject.

Downgraded to xx based on PH."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - xx Fee. CD dated xx/xx/2022 reflects Points - xx Fee at $xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at $259.00. CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at $1,073.63. This is a cumulative increase of +$788.73 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* xx Disclosures xx     "Home loan toolkit is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
62220030	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	731	45.265%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx LLC. No active judgments or liens found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,988.31 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,425.9 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
Unable to determine the current occupancy from the collection comment
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 7 months on the job as a home health aide at xx Inc. BWR has prior employment experience as a home health aide at xx between xx/xx/2022 and xx/xx/2023 for 1 year.
BWR2 has 3 months on the job as an auto tech at xx Inc. BWR2 has prior employment experience as a mechanic at xx  between xx/xx/2022 and xx/xx/2022 for 6 months.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 13 xx: 1 |---| 12 |----| 1200.00000% Comment: NA. xx: Initial xx:
Field: Borrower DTI xx: 45.265%   xx: 88.590%   Variance: -43.325%   Variance %: -43.32500%   Comment: As per loan documents DTI is 45.265%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx per U/W xx: 35.061%   xx: 35.060%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per loan documents housing ratio is 35.061%.   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 30.23255%   Comment: As per loan documents appraisal value is $xx.   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2024   Variance: -365 xx   Variance %:    Comment: As per loan documents note date is xx/xx/2023.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2053   xx: xx/xx/2053   Variance: -30 xx   Variance %:    Comment: NA.   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx: xx Condo xx Variance: Variance %: Comment: As per loan documents subject property type is single family. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
44472865	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.124%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	796	Not Applicable	36.389%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxMERS as nominee for xx LLC. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,843.11 xx which was applied for the due date of xx/xx/2024. The current P&I is $1,843.11 with an interest rate of 7.124%. The current UPB reflected as per the payment history is $xx. PH shows principal curtailment in the amount of $xx. As per the servicing comment dated xx/xx/2024, the borrower made payment in the amount of $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the current occupancy from the collection comments.
As per the servicing comment dated xx/xx/2024, the subject property was impacted by xx. CCs do not show damages.
BWR has 8.83 years on the job as an analyst at xx.
xx: xx: xx	xx	Field: Borrower DTI xx: 36.389% xx: 36.380% |---| 0.009% |----| 0.00900% Comment: Borrower DTI xx is 37.187% xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx per U/W xx: 6.701%   xx: 6.700%   Variance: 0.001%   Variance %: 0.00100%   Comment: xx Per U/W xx is 0.628%   xx: Initial   xx:
Field: Occupancy at Origination xx: Investor   xx: Primary   Variance:    Variance %:    Comment: Occupancy at Origination xx is Investor   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 40.31007%   Comment: xx Value is $xx   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2054   xx: xx/xx/2054   Variance: -61 xx   Variance %:    Comment: xx Date is xx/xx/2054   xx: Initial   xx:
																																																																																				Field: xx Term xx: 358 xx: 359 Variance: -1 Variance %: -0.27855% Comment: xx Term 358 xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
60659343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	820	Not Applicable	41.238%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of “MERS as nominee for xx LLC.”
No active lien and judgment have been found.
The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,303.19 with P&I of $2,083.25 with an interest rate of 6.625%, which was applied for the due date of xx/xx/2024. The current UPB is $xx.	xx: As per the review of the collection comments, the current status is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. Collection comment dated xx/xx/2024 shows disaster impact. Further details are not provided. CCs do not show damage.
BWR has 1.58 years on the job as a learning and change practice lead at xx BWR has prior employment experience as a senior change manager at xx between xx/xx/2021 and xx/xx/2022 for 1.75 years.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 0 xx: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. xx: Initial xx:
Field: Borrower DTI xx: 41.238%   xx: 41.230%   Variance: 0.008%   Variance %: 0.00800%   Comment: DTI is 41.238%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 7.98816%   Comment: Appraised value is $xx   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2054   xx: xx/xx/2054   Variance: -31 xx   Variance %:    Comment: Stated maturity date is xx/xx/2054.   xx: Initial   xx:
Field: xx Type xx: xx: xx Condo xx Variance: Variance %: Comment: Subject property type is single family. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx "Tape and review of the final CD shows IPC issue as seller credit of $10,000 exceeds BWR's closing cost of $7,765.73 by $2,234.27. Further details not provided."
																																																																																							* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79865515	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	42.609%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx as nominee for xx LLC. No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $299.45, which was applied for the due date of xx/xx/2024. The current monthly P&I is $299.45 with an interest rate of 5.99%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the collection comments, the current status is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has 1.58 years on the job as an attendant in shipping and receiving with xx Additionally, BWR receives pension income.

xx: xx: xx	xx	Field: Borrower DTI xx: 42.609% xx: 42.600% |---| 0.009% |----| 0.00900% Comment: DTI 42.609%. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-110000.00   Variance %: -30.13698%   Comment: Appraised value is $xx.   xx: Initial   xx:
Field: Original CLTV xx: 19.685%   xx: 19.680%   Variance: 0.005%   Variance %: 0.00500%   Comment: CLTV is 19.685%.   xx: Initial   xx:
Field: xx LTV xx: 19.685%   xx: 19.680%   Variance: 0.005%   Variance %: 0.00500%   Comment: LTV is 19.685.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2054   xx: xx/xx/2054   Variance: -61 xx   Variance %:    Comment: Maturity date is xx/xx/2054.   xx: Initial   xx:
Field: xx Term   xx: 359   xx: 360   Variance: -1   Variance %: -0.27777%   Comment: NA   xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Property type is PUD. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Subject loan was approved at 42.60%. Tape shows the lender omitted debt without supporting documents. Further details not provided. BWR has 1.58 years on the job as an attendant in shipping and receiving with xx and receives pension income, FICO 812, 0X30 since inception, and $204K equity in the subject." * xx Disclosures xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
55184819	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	746	Not Applicable	31.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx LLC for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual town taxes for 2024 were paid in the amount of $xxe annual county taxes for 2024 were paid in the amount of $xxe annual school taxes for 2024/2025 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,947.24 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,620.79 and the interest rate is 6.625%. PH shows a large payment of $xx in Sept-24. CC dated Sept-24 shows the same amount paid by BWR.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available in collection comments. No comment pertaining to the damage to the subject property has been observed. BWR has 3 years on the job as a senior manager at xx. xx: xx: xx	xx	Field: Age of Loan xx: 0 xx: 1 |---| -1 |----| -100.00000% Comment: Age of the loan is 0. xx: Initial xx:
Field: Borrower DTI xx: 31.158%   xx: 31.150%   Variance: 0.008%   Variance %: 0.00800%   Comment: BWR DTI ratio percent is 31.158%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx per U/W xx: 18.093%   xx: 18.090%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio percent is 18.093%.   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-24000.00   Variance %: -6.62983%   Comment: Original appraised value is $xx.   xx: Initial   xx:
Field: xx Street   xx:  xx Unit    xx: Variance:    Variance %:    Comment: Property address street is  xx Unit .   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2054   xx: xx/xx/2054   Variance: -31 xx   Variance %:    Comment: Stated maturity date is xx/xx/2054.   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx xx: PUD Variance: Variance %: Comment: Subject property is Low rise condo. xx: Initial xx:	4: Unacceptable	* xx Issues xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
43321297	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	50.321%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx, and it was recorded on xx/xx/2023. There are two prior civil judgments against the borrower in favor of xx in the amount of $xx, which were recorded on xx/xx/2011 and xx/xx/2018, respectively. The annual city taxes for 2024 were paid on xx/xx/2024 in the amount of $xxannual county taxes for 2024 are due on xx/xx/2025 in the amount of $xxer the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $710.63 which applied for xx/xx/2024. The current P&I is $467.22 with an interest rate of 5.700%. The UPB is $xx.	xx: The current status of the loan is in performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx. Unable to determine the current occupancy and condition of the subject property. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. BWR receives disability and child support income. xx: xx: xx	xx	Missing or error on the xx		3: Curable		* xx xx"Loan failed the state regulations for the brokerage/finder fee test due to fees charged $5,290.28 exceeds fees threshold of $1,610.00 over by +$3,680.28. The below fees were included in the test: Points - xx Fee paid by Borrower: $1,589.28 Points - xx Fee paid by Lender: $1,791.00 xx paid by Borrower: $995.00 xx Fee paid by Borrower: $20.00 xx paid by Borrower: $895.00.xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 50.32%. The tape shows undisclosed debt. The revised DTI is 65.50%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR receives disability and child support income, FICO 741, 0X30 since inception, $xx equity in the subject, and $xx residual income." * Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
81693471	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	707	798	49.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxthe lender, xx, which was recorded on xx/xx/2023. There are two prior child support liens against the BWR "xx" in favor of "xx," which were recorded on xx/xx/2008 and xx/xx/2009. Lien amounts were not provided in supporting documents. The first and second installments of county taxes for 2024/2025 were due in the amount of $xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,589.83 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,047.20, and the interest rate is 8.000%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,589.83 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,047.20, and the interest rate is 8.000%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 3.91 years on the job as a medical receptionist at xx.
BWR2 has 5.66 years on the job as a project manager at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 9 xx: 11 |---| -2 |----| -18.18181% Comment: Age of the loan is 9. xx: Initial xx: Field: Borrower DTI xx: 49.402% xx: 51.000% Variance: -1.598% Variance %: -1.59800% Comment: BWR DTI ratio percent is 49.402%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2023 Variance: -17 xx Variance %: Comment: Appraisal report date is xx/xx/2023. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "The subject loan was approved at xx%. Tape shows income miscalculation. The revised DTI is 51%. Further details not provided. BWR1 has 3.91 years on the job as a medical receptionist at xx, and BWR2 has 5.66 years on the job as a project manager at xx, FICO 707, 0X30 since inception, $xx equity in the subject, and $xx residual income."" * Missing or error on the xx Document xx "The rate lock agreement signed by the borrower is missing from the loan documents." * xx Issues xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	Not Applicable
42995164	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	761	768	47.442%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023, which recorded on xx/xx/2023 with instrument# 202300039761 in the amount of $xxvor of xx as nominee for xx. No active judgments or liens have been found. The annual combined taxes for 2023 are paid in the amount of $xx/xx/2024. The annual combined taxes for 2024 are due in the amount of $xx/xx/2025. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,996.38xx which was applied for the due date of xx/xx/2024. The current P&I is $1,996.38 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.16 years on the job as a wealth advisor and stakeholder with xx.
BWR2 has 4.58 years on the job as a speech-language pathologist with xx.
BWR3 has been SE xx for 2.58 years.
																																																																																	xx: xx: xx	xx			3: Curable		* xx Issues xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	779
31911795	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	543	675	36.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxthe lender, xx, which was recorded on xx/xx/2024.
There are two prior mortgages against the subject property. The subject mortgage was recorded on xx/xx/2024. The first prior mortgage originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of $xx with the lender "xx of Housing and xx." The second prior mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxthe lender "xx".
The annual county taxes for 2023 were paid in the amount of $xx/xx/202.
The annual county taxes for 2024 were due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,992.35, which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,216.84 with an interest rate of 7.00%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,992.35, which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,216.84 with an interest rate of 7.00%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 has 10 years on the job as an advisor at xx.
BWR2 has 5 years on the job as a nurse at  xx.
xx: xx: xx	xx	Missing DU/GUS/AUS Missing or error on the xx	Field: Borrower #2 xx: Daily xx: Dailey |---| |----| Comment: Borrower #2 xx is Daily xx: Initial xx:
Field: Borrower DTI xx: 36.801%   xx: 34.732%   Variance: 2.069%   Variance %: 2.06900%   Comment: Borrower DTI xx is 36.801%   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-10395.00   Variance %: -1.71990%   Comment: xx Value is $xx   xx: Initial   xx:
Field: Original CLTV xx: 81.400%   xx: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: Original OLTV xx is 81.400%   xx: Initial   xx:
Field: xx LTV xx: 81.400% xx: 80.000% Variance: 1.400% Variance %: 1.40000% Comment: xx LTV xx is 81.400% xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* xx xx is "Moderate" xx     "Loan fails FHA QM xx Test due to Fees charged $xx exceeds fees threshold of $xx Over by +$4,825.80.
The below fees were included in the test:
xx paid by Borrower: $xx
Points - xx Fee paid by Borrower: $5,473.40

Loan fails xxpoints and fees test due to Fees charged $xx exceeds fees threshold of $xx Over by +$4,825.80.
The below fees were included in the test:
xx paid by Borrower: $xx
Points - xx Fee paid by Borrower: $5,473.40"
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - xx Fee at $4,657.00. CD dated xx/xx/2024 reflects Points - xx Fee at $5,473.40.
Loan estimate dated xx/xx/2024 reflects xx at $xx. CD dated xx/xx/2024 reflects xx at $xx.
This is a cumulative increase in fee of $1,259.09 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx Over by +$4,825.80.
The below fees were included in the test:
xx paid by Borrower: $xx
Points - xx Fee paid by Borrower: $5,473.40"
* Loan does not conform to program guidelines xx     "The tape shows the lender miscalculated appraised value as the lender used appraised of $700K, and the original appraisal report reflects the value at $594K. AUS invalidated due to correct submission of appraised value. Further details not provided."
* MI, FHA or MIC missing and required xx     "Mortgage insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines xx     "AUS/DU is missing from the loan documents."
																																																																																							* Missing or error on the xx Document xx	* xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			576	694
47153239	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	609	653	44.268%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx. No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,425.91 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,965.93 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWR1 has been SE for 4.91 years at xx, LLC.
BWR2 has 1.41 years on the job as a secretary with xx. Previously, BWR2 had multiple employment experiences between xx/xx/2021 and xx/xx/2023 for 2.41 years.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 44.268% xx: 46.841% |---| -2.573% |----| -2.57300% Comment: xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx G/L Require MI? is xx: Initial xx: Field: xx Value xx: xx: xx Variance: $-8487.50 Variance %: -1.71990% Comment: xx Value is $xx xx: Initial xx: Field: Original CLTV xx: 81.400% xx: 80.000% Variance: 1.400% Variance %: 1.40000% Comment: Original CLTV xx is 81.400% xx: Initial xx: Field: xx LTV xx: 81.400% xx: 80.000% Variance: 1.400% Variance %: 1.40000% Comment: xx LTV xx is 81.400% xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx "Tape shows the subject loan is being refinanced within 12 months, and the lender did not use the prior sales price of $xx for LTV calculation. The subject loan would require a principal reduction for it to be now insured. Subject last sold xx/xx/2023 for $xx. Appraisal reflects material renovations including new roof, interior overhaul. xx search shows an estimated value of $xx. xx search shows an estimated value of $xx. Current UPB $xx."
* MI, FHA or MIC missing and required xx     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xx Document xx	* xx xx is "Elevated" xx "Loan failed FHA QM safe harbor test threshold test due to APR calculated 8.873% exceeds APR threshold of 8.698% over by +0.175%. Subject loan is escrowed. Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.732% exceeds APR threshold of 8.550% over by +0.182%. Subject loan is escrowed." * Higher-xx Loan test Fail xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			579	727
22415938	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	781	762	14.365%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxMERS as nominee for xx, LLC, and it was recorded on xx/xx/2023.
No active judgments or liens found
The annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $xx.
The annual utilities/MUD taxes for 2024 are delinquent in the amount of $xx, which is good through xx/xx/2025.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,867.46 which applied for xx/xx/2024. The current P&I is $1,114.02 with an interest rate of 6.500%. The UPB is $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $1,114.02 with an interest rate of 6.500%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
Unable to determine the occupancy of the subject property.

BWR1 has 5.41 years on the job as a salesman at xx.
BWR2 has been SE for 2 years at xx.

Information regarding the damage and repair is not available in the latest servicing comments.
																																																																																	xx: xx: xx	xx			2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31578806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	716	Not Applicable	43.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx as nominee for xx, LLC for the amount of $xx active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of $xxsecond installment of county for 2024 is due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,304.17 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,895.92 and the interest rate is 6.990%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available in collection comments. No comment pertaining to the damage to the subject property has been observed. BWR has 2.66 years on the job as an analyst at xx. xx: xx: xx	xx	Field: Age of Loan xx: 12 xx: 15 |---| -3 |----| -20.00000% Comment: Age of Loan is 12 xx: Initial xx:
Field: Borrower DTI xx: 43.657%   xx: 43.660%   Variance: -0.003%   Variance %: -0.00300%   Comment: Borrower DTI xx is 43.657%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 348   Variance: 12   Variance %: 3.44827%   Comment: xxMonths is 360   xx: Initial   xx:
Field: xx String   xx: 0000000000000   xx: 00000000000000   Variance:    Variance %:    Comment: xx String is 0000000000000   xx: Initial   xx:
																																																																																				Field: xx Term xx: 348 xx: 336 Variance: 12 Variance %: 3.57142% Comment: xx Term is 348 xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	Not Applicable
61963992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	780	45.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx, LLC. The 1st and 2nd installments of county taxes for 2024-2025 are due in the total amount of $xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6054.91 which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,665.41 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
BWR1 has been SE for 5.25 years at xx.
BWR2 has 1.25 years on the job as a civil engineer with xx. BWR2 has prior employment experience as a Jr. engineer with xx between xx/xx/2018 and xx/xx/2022 for 3.67 years.
BWR3 has 23.58 years on the job as a manager with xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 12 xx: 15 |---| -3 |----| -20.00000% Comment: Age of loan is 12. xx: Initial xx:
Field: Borrower DTI xx: 45.760%   xx: 45.890%   Variance: -0.130%   Variance %: -0.13000%   Comment: DTI ratio percent is 45.760%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Yes   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2024   Variance: -366 xx   Variance %:    Comment: Interest paid through date is xx/xx/2023.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 348   Variance: 12   Variance %: 3.44827%   Comment: Maturity term months is 360.   xx: Initial   xx:
Field: xx String   xx: 0000000000000   xx: 00000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term xx: 348 xx: 336 Variance: 12 Variance %: 3.57142% Comment: Stated remaining term is 348. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 45.79%. Tape shows stability of BWR1 SE income used for qualification was not established by the lender. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and a 3-year SOL is active. BWR1 has been SE for 5.25 years at xx. BWR2 has 1.25 years on the job as a civil engineer with LA County. BWR3 has 23.58 years on the job as a manager with xx, FICO 751, 0X30 since inception, and $60K equity in the subject.

Downgraded to LVL2 based on PH."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* xx TRID xx Failed xx     "TRID Violation due to decrease in xx on xx dated xx/xx/2023. Initial LE dated xx/xx/2023 reflects xx at $249.17. Final CD dated reflects Lender credit at $0.00. This is decrease of +$249.17 for fee which has 0% tolerance test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects appraisal fee at $600.00. CD dated xx/xx/2023 reflects appraisal fee at $725.00. This is an increase in fee of $125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			675	674
22016482	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	707	49.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx as nominee for xx, LLC. No active judgments or liens found. The annual combined taxes for 2024 are due in the amount of $xxx/2025. The annual combined taxes for 2023 were paid in the amount of $xxx/2024. The annual utilities/mud charges for 2023 were paid in the amount of $xx/xx/2024. The annual utilities/mud charges for 2024 are delinquent in the total amount of $xxich were due on xx/xx/2025.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,873.50 which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,419.42 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined from CC.
No comments have been found stating the borrower’s income was impacted by Covid-19.

BWR1 has 5 months on the job as a registered nurse at xx. BWR1 has prior employment experience as a registered nurse at xx Health between xx/xx/2017 and xx/xx/2022 for 4.75 years.
BWR2 has 5 months on the job as a devops engineer at xx. BWR2 has prior employment experience as a CEO at xx between xx/xx/2019 and xx/xx/2021 for 1.91 years.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 17 xx: 20 |---| -3 |----| -15.00000% Comment: Age of loan is 17. xx: Initial xx:
Field: Borrower DTI xx: 49.573%   xx: 48.540%   Variance: 1.033%   Variance %: 1.03300%   Comment: BWR DTI is 49.573%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: MI is available.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 343   Variance: 17   Variance %: 4.95626%   Comment: Loan original maturity term months 360.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000   xx: 0000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term xx: 343 xx: 326 Variance: 17 Variance %: 5.21472% Comment: Stated remaining term is 343. xx: Initial xx:	3: Curable	* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at xx%. The tape shows that student loan debt was omitted in DTI calculation, and the revised DTI is 53.68%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.BWR1 has five months on the job as a registered nurse at xx and 4 prior years as an RN at another facility, and BWR2 has five months on the job as a devops engineer at xx, FICO 692, 0X30 since inception, $xx equity in the subject and $xx residual income."
* xx TILA xx"Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $870.25. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* xx TRID xx Failed xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	621
79750659	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	777	42.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxMERS as nominee for xx, LLC. No active judgments or liens have been found. The first and second installments of county taxes for 2023 were paid in the amount of $xxfirst installment of county taxes for 2024 was paid in the amount of $xxrior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,849.70 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,502.11 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as an administrator at xx. BWR has prior SE experience xx between xx/xx/2017 and xx/xx/2021 for 4.91 years.
BWR2 has 7 months on the job as a registered nurse at  xx. BWR2 has prior employment experience as a registered nurse at xx between xx/xx/2018 and xx/xx/2022 for 3.66 years.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 14 xx: 17 |---| -3 |----| -17.64705% Comment: Age of loan is 14. xx: Initial xx:
Field: Borrower DTI xx: 42.007%   xx: 42.000%   Variance: 0.007%   Variance %: 0.00700%   Comment: DTI is 42.007%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 346   Variance: 14   Variance %: 4.04624%   Comment: Maturity term months are 360.   xx: Initial   xx:
Field: xx String   xx: 000000000000000   xx: 0000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term xx: 346 xx: 332 Variance: 14 Variance %: 4.21686% Comment: Stated remaining term is 346. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 42%. Tape shows asset misrepresentation. Bank statement in the file shows $xx in assets, and the cash-to-close requirement is $xx. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 8 months on the job as an administrator at xx; BWR2 has 7 months on the job as a registered nurse at xx; FICO 776, 0X30 since inception, and $xx equity in the subject."
* xx TRID xx Failed xx     "TRID violation due to decrease in lender credit on xx dated xx/xx/2023. Initial LE dated xx/xx/2023 reflects lender credit at $xx. Final CD dated xx/xx/2023 reflects lender credit at $xx0. This is decrease of -$177.10 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	649
9620681	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$841.46	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	720	44.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with the lender xx as nominee for xx for the amount of $xxere is a mechanics lien against the borrower in favor of xx, Inc. for the amount of $xxorded on xx/xx/2022.
There is a water/sewer/utilities lien found against the subject property in favor of xx for the total amount of $xx81 recorded on xx/xx/2023.
The annual county taxes for 2024 were paid in the amount of $xxannual combined taxes for 2023 are delinquent in the amount of $xx/xx/2023, which is good through xx/xx/2024.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,425.26, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $3,508.67, and the interest rate is 5.000%. PH shows a large payment of $xx in Jun-24. CC dated xx/xx/2024 shows the same amount paid by BWR.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the borrower’s income was impacted by the Covid-19 pandemic.
As per the comment dated xx/xx/2024, the borrower received the state assistance funds due to the reduction in income. There is a fraud regarding the state assistance funds.
As per the comment dated xx/xx/2023, the servicer provided the modification offer to the borrower. The borrower received HAF funds instead of mod. As per the comment dated xx/xx/2024, the modification was denied.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
Collection comment dated xx/xx/2023 shows evidence of vandalism. Further details regarding vandalism and the cost of repairs are not available in the collection comments. As per the comment dated xx/xx/2024, no major structural damage was noted. Seller’s tape shows the renovation is in process. The latest BPO or inspection report is not available in the loan file. There is no evidence of completion of repairs found.
BWR has 2.08 years on the job as a xx at the xx.
BWR2 has 2.33 years on the job as an engineer at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Age of Loan xx: 58 xx: 61 |---| -3 |----| -4.91803% Comment: Age of loan is 58. xx: Initial xx:
Field: Borrower DTI xx: 44.744%   xx: 45.221%   Variance: -0.477%   Variance %: -0.47700%   Comment: Borrower DTI ratio percent is 44.744%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 302   Variance: 58   Variance %: 19.20529%   Comment:    xx: Initial   xx:
Field: xx LTV xx: 79.304%   xx: 79.300%   Variance: 0.004%   Variance %: 0.00400%   Comment: LTV is 144.602%.   xx: Initial   xx:
Field: xx String   xx: 000004444444444444444444   xx: 000000012344444444444444   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term xx: 302 xx: 244 Variance: 58 Variance %: 23.77049% Comment: Stated remaining term is 302. xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx"The appraisal report is subject to completion of renovation, and the 1004D, or inspection report confirming the completion of construction, is missing from the loan documents. Final CD reflects escrow holxxck in the amount of $xx. xx search shows an estimated value of $xx. Current UPB $xx. The tape shows the renovation is not completed in the required time frame, which makes the subject property not eligible for sale. Elevated for client review." * Loan has escrow holxxck. No proof it was released xx	* Loan does not conform to program guidelines xx	* Cash out purchase xx "The subject loan is purchase case. Final CD dated xx/xx/2019 reflects cash to in the amount of $xx."
* xx xx"Loan fails xx Test due to fees charged $6,694.00 exceeds fees threshold of $6,536.00 over by +$158.00.
The following fees were included in this test:
xx Fee paid by Borrower: $5,424.00
xx paid by Borrower: $635.00
xx paid by Borrower: $635.00.

Loan fails xx Test due to fees charged $6,694.00 exceeds fees threshold of $6,536.00 over by +$158.00.
The following fees were included in this test:
xx Fee paid by Borrower: $5,424.00
xx paid by Borrower: $635.00
xx paid by Borrower: $635.00."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			641	579
89775587	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	36.984%	First	Commitment	Not Applicable	Not Applicable	11/xx/2023	$xx	Not Applicable	3.375%	$389.43	12/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxvor of xx as nominee for xx, LLC xx xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $912.63, which was applied for the due date of xx/xx/2024. The current monthly P&I is $389.43 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2023.
No comments have been found for bankruptcy and foreclosure.
No information has been found related to damage or repairs.
As per tape data dated xx/xx/2024, the property is owner-occupied.
The borrower has 1.08 years on the job as a school counselor at xx . BWR has prior employment experience as a leader at xx between xx/xx/2018 and xx/xx/2020 for 2.50 years.
xx: xx: xx	This modification agreement signed between the borrower, xx, and lender, xx, LLC, with an effective date of xx/xx/2023, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $389.43 with a modified interest rate of 3.375% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.	xx LE Missing or error on the xx	Field: Age of Loan xx: 44 xx: 47 |---| -3 |----| -6.38297% Comment: Age of loan is 44. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: MI is require.   xx: Initial   xx:
Field: xx: xx/xx/2020   xx: xx/xx/2024   Variance: -1705 xx   Variance %:    Comment: Interest paid through date is xx/xx/2020.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 470   Variance: -110   Variance %: -23.40425%   Comment: Maturity term months is 360.   xx: Initial   xx:
Field: xx P&I   xx: $461.99   xx: $389.43   Variance: $72.56   Variance %: 18.63236%   Comment: Original P&I is $461.99.   xx: Initial   xx:
Field: xx String   xx: 000000000004444443221000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 470 xx: 426 Variance: 44 Variance %: 10.32863% Comment: xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* xx TRID xx is Incomplete xx "TRID tolerance test is incomplete due to initial LE is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2020 and the 1-year SOL is expired." * xx LE xx "Initial loan estimate is missing from the loan documents." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			584	Not Applicable
84783477	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	714	43.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 in the amount of $xxMERS as nominee for xx, and it was recorded on xx/xx/2020. No active judgments or liens found The first installment of county taxes for 2024/2025 is due on xx/xx/2024 in the amount of $xx. The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of $xx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,229.12 which applied for xx/xx/2024. The current P&I is $2,075.48 with an interest rate of 3.152%. The UPB is $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $2,075.48 with an interest rate of 3.152%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined from the latest collection comments.
As per the seller's tape, the subject property is owner-occupied.
BWR has 10 months on the job as a head chef at xx. BWR has prior employment experience as a head chef at a food truck between xx/xx/2015 and xx/xx/2020 for 4.83 years.
BWR2 has 9 months on the job as a cook at xx. BWR2 has prior employment experience as an assistant xx between xx/xx/2015 and xx/xx/2020 for 4.83 years.
Information regarding the damage and repair is not available in the latest servicing comments.
xx: xx: xx	xx	Missing or error on the xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 43.78%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 10 months on the job as a head chef with Sushi EL Antojo and BWR2 has 9 months on the job as a cook with Sushi EL Antojo, FICO 688, 2X30 last 24 months and $64K equity in the subject."
* xx xx Failed xx     "Compliance ease exception. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is purchase case, originated on xx/xx/2020 and 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. Final CD dated xx/xx/2020 reflects points - loan discount fee at $53.30. This is an increase in fee of $53.30 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on xx/xx/2020 and 1-year SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	714
15535790	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	682	Not Applicable	33.701%	First	Commitment	Not Applicable	Not Applicable	07/xx/2024	$xx	Not Applicable	6.625%	$684.57	08/xx/2024	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with xx as nominee for xx Inc., in the amount of $xxh was recorded on xx/xx/2023. No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. The annual county tax for 2023 has been paid in the amount of $xx/xx/2023. No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $994.84 which was applied for the due date of xx/xx/2024. The current P&I is $684.57 with an interest rate 6.625%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment.
As per the collection comment dated xx/xx/2024, trial modification plan was approved in the amount of $1,020.09 per month effective from xx/xx/2024. Tape shows loan has been modified.
As per the tape data, the subject property is owner-occupied.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report reflects the as-is conditions. The tape and review of the loan file show torn screens, fogged windows, and missing roof tiles or shingles. Estimated cost to cure is not available in the loan file. The updated 1004D/completion report is missing from the loan documents, and the final CD does not reflect the escrow holxxck amount. CCs do not show any damage.
BWR has 6.58 years on the job as an office manager at xx.

xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified term, the new principal balance is $xx. The monthly P&I is $684.57 with an interest rate of 6.625% beginning on xx/xx/2024 and a maturity date of xx/xx/2064.	Appraisal xx	Field: Age of Loan xx: 18 xx: 20 |---| -2 |----| -10.00000% Comment: Age of Loan is 18 xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2024   Variance: -550 xx   Variance %:    Comment: Interest paid through date is xx/xx/2023   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 478   Variance: -118   Variance %: -24.68619%   Comment: Loan original maturity term months is 360   xx: Initial   xx:
Field: Occupancy at Origination xx: Secondary   xx: Primary   Variance:    Variance %:    Comment: Occupancy at origination xx is secondary   xx: Initial   xx:
Field: xx P&I   xx: $730.59   xx: $684.57   Variance: $46.02   Variance %: 6.72246%   Comment: Original stated P&I is $730.59   xx: Initial   xx:
Field: xx String   xx: 00004444433M10000000   xx: 0000000012334434000   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 478 xx: 460 Variance: 18 Variance %: 3.91304% Comment: stated remaining term is 342 xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx		* xx Disclosures xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			634	Not Applicable
62824443	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	23.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxvor of xx. No active liens and judgments have been found against the borrower and subject property. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. The annual county taxes for 2023 were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,935.75 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,417.36 with an interest rate of 7.350%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the appraisal report photo addendum located at xx, the subject property was damaged, such as a hole in the ceiling. No information has been found related to repairs in the latest collection comments.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 26.41 years at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Age of Loan xx: 11 xx: 14 |---| -3 |----| -21.42857% Comment: xx: Initial xx:
Field: Borrower DTI xx: 23.904%   xx: 22.937%   Variance: 0.967%   Variance %: 0.96700%   Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 349   Variance: 11   Variance %: 3.15186%   Comment:    xx: Initial   xx:
Field: xx Street   xx:  xx 441 N   xx:  xx 441 N   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 349 xx: 338 Variance: 11 Variance %: 3.25443% Comment: xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx"The appraisal is as-is, and the tape shows health and safety-related issues as the exterior walls need to be repainted, the smoke detectors are not working, the shower in the bathroom has mold issues and the sink has rusted through, and there is a hole in the ceiling. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holxxck amount." * Occupancy concerns - xx		* ATR - Unable to determine borrower's xx Repay xx "The subject was approved as OO at 23.90%. Tape shows subject is NOO due to misrepresentation causing the lender to omit BWR primary housing expense and lender did not document rental income. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 26.41 years at xx Inc, FICO 755, 0X30 since inception, and $xx equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
15053545	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	46.476%	First	Final policy	Not Applicable	Not Applicable	11/xx/2023	$xx	Not Applicable	5.000%	$1,880.03	12/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx as nominee for xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,880.03, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,880.03 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2023, the borrower has been approved for a trial modification with an effective date of xx/xx/2023 in the amount of $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
As per the comment dated xx/xx/2023, the borrower’s income is impacted by the Covid-19 pandemic.
BWR has 6.91 years on the job as a xx at xx.

xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2023 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,880.03 with a modified interest rate of 5.00% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.	Field: Age of Loan xx: 29 xx: 31 |---| -2 |----| -6.45161% Comment: Age of loan is 29 xx: Initial xx:
Field: Borrower DTI xx: 46.476%   xx: 46.475%   Variance: 0.001%   Variance %: 0.00100%   Comment: Borrower DTI ratio percent is 46.476%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable   xx: Initial   xx:
Field: xx: xx/xx/2022   xx: xx/xx/2024   Variance: -884 xx   Variance %:    Comment: Interest paid through date is xx/xx/2022   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 469   Variance: -109   Variance %: -23.24093%   Comment: Loan original maturity term months is 360   xx: Initial   xx:
Field: xx P&I   xx: $1996.98   xx: $1880.03   Variance: $116.95   Variance %: 6.22064%   Comment: Original stated P&I is $1,996.98   xx: Initial   xx:
Field: xx String   xx: 000000000000MMMMMMMMMMMM   xx: 000123444444444444000000   Variance:    Variance %:    Comment: Payment history string is 000000000000044MMMMMMMMMM...   xx: Initial   xx:
Field: xx Street   xx:  xx 74   xx:  xx 74   Variance:    Variance %:    Comment: Property address street is  xx 74   xx: Initial   xx:
																																																																																				Field: xx Term xx: 469 xx: 440 Variance: 29 Variance %: 6.59090% Comment: Stated remaining term is 331 xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "The tape shows missing solar power purchase agreement. Further details not provided." * The property type does not match the xx	* ATR - Unable to determine borrower's xx Repay xx "The subject is NOO and was approved at 46.47%. The tape shows recurring payment with SBA was not included in the DTI calculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR has 6.91 years on the job as a firefighter at TBI xx, FICO 760, and $78K equity in the subject. Downgraded to LVL 2 because occupancy is investment and ATR Exempt.xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			690	Not Applicable
79979935	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	49.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxMERS as nominee for xx, LLC. No active judgments or liens have been found. The first installment of county taxes for 2024 is paid in the amount of $xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,228.29 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,652.35 with an interest rate of 6.875%. The current UPB is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,228.29 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,652.35 with an interest rate of 6.875%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 9 years at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 12 xx: 15 |---| -3 |----| -20.00000% Comment: Age of the loan is 12. xx: Initial xx:
Field: Borrower DTI xx: 49.813%   xx: 49.810%   Variance: 0.003%   Variance %: 0.00300%   Comment: BWR DTI is 49.813%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Yes.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 348   Variance: 12   Variance %: 3.44827%   Comment: NA.   xx: Initial   xx:
Field: xx Term xx: 348 xx: 336 Variance: 12 Variance %: 3.57142% Comment: Stated remaining term is 348. xx: Initial xx:	3: Curable	* GSE Points and xx Violations xx "Loan failed the GSE xx QM Points and Fees test due to Fees charged $xx exceeds Fees threshold of $xx over by +$2,373.53. The below fees were included in the test: xx paid by Borrower: $1,014.00 xx Fee xx $xx Points - xx Fee paid by Borrower: $3,125.00 xx Fee paid by Borrower: $74.00.xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 49.81%. Tape shows undisclosed mortgage debt was not included in the DTI calculation, and the revised DTI is 57.42%. Further details were not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 9 years at xx LLC, FICO 767, $xx equity in the subject, 0X30 since inception and $xx residual income."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL has expired."
* xx xx is "Moderate" xx     "Loan failed the xxPoints and Fees test due to Fees charged $xx exceeds Fees threshold of $xx over by +$2,373.53.
The below fees were included in the test:
xx paid by Borrower: $1,014.00
xx Fee xx $xx
Points - xx Fee paid by Borrower: $3,125.00
xx Fee paid by Borrower: $74.00."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflect Points - xx Fee at $2,108.00. Final CD dated xx/xx/2023 reflects Points - xx Fee at $3,125.00. This is an increase in fee of +$1,017.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	Not Applicable
83639473	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	718	39.920%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xx“xx, LLC.”. No active judgments or liens have been found. The annual county taxes of the year for 2024 are paid in the amount of $xxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,490.81 which was applied for the due date of xx/xx/2024. The current P&I is $3,822.09 and the interest rate is 7.625%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,490.81 which was applied for the due date of xx/xx/2024. The current P&I is $3,822.09 and the interest rate is 7.625%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the tape data, the subject property is owner occupied.
No damage or repairs have been found.
BWR1 has 16.91 years on the job as a pharmacist at xx.
BWR2 has 3.16 years on the job as maintenance manager at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 11 xx: 13 |---| -2 |----| -15.38461% Comment: Age of loan is 11. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: Yes   xx: No   Variance:    Variance %:    Comment: MI cert is available in the loan fie.   xx: Initial   xx:
Field: xx: xx/xx/2023   xx: xx/xx/2024   Variance: -366 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 349   Variance: 11   Variance %: 3.15186%   Comment: Loan original maturity term month is 360.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 349 xx: 338 Variance: 11 Variance %: 3.25443% Comment: Stated remaining term is 349. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Issues xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * xx TRID xx Failed xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	726
82313872	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.624%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	767	686	49.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 in favor of “MERS as nominee for xx, LLC, in the amount of $xxh was recorded on xx/xx/2024.".
There is a child support lien against the “xx, which was recorded on xx/xx/2021. The amount of lien is not mentioned on the supporting document. The SSN and DOB mentioned in the supporting document are inconsistent with the subject borrower’s details.
The first installment of county taxes for 2024/2025 is due on xx/xx/2024 in the amount of $xx.
The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of $xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,396.68, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,297.64 with an interest rate of 6.624%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has been SE for 6.16 years at xx.
BWR2 has 1.5 years on the job as an operations manager with xx. BWR2 has prior employment experience as an operations manager with xx between xx/xx/2021 and xx/xx/2022 for 1.08 years.

xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Age of Loan xx: 5 xx: 8 |---| -3 |----| -37.50000% Comment: Age of loan 5 xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx N/A   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L Require MI N/A   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 355   Variance: 5   Variance %: 1.40845%   Comment: xxMonths 360   xx: Initial   xx:
Field: Occupancy at Origination xx: Secondary   xx: Primary   Variance:    Variance %:    Comment: Occupancy at origination Secondary   xx: Initial   xx:
																																																																																				Field: xx Term xx: 355 xx: 350 Variance: 5 Variance %: 1.42857% Comment: xx Term 355 xx: Initial xx:	3: Curable		* Appraisal incomplete xx"Subject loan closed without an appraisal report. PIW disclosure signed by the borrower is missing from the loan documents. xx search reflects an estimated value of $xx. The current UPB is $xx." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	736
79599774	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	49.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx LLC in the amount of $xx was recorded on xx/xx/2024. No active judgments or liens have been found. The annual county taxes for 2024 have been paid in the amount of $xx/xx/2024. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,829.02 which was applied for the due date of xx/xx/2024. The current P&I is $2,433.52 and the interest rate is 7.375%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,829.02 which was applied for the due date of xx/xx/2024. The current P&I is $2,433.52 and the interest rate is 7.375%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has 14.91 years on the job as a first sergeant at the xx.

xx: xx: xx	xx	xx Initial 1003_Application	Field: Age of Loan xx: 4 xx: 7 |---| -3 |----| -42.85714% Comment: Age of Loan is 4 xx: Initial xx:
Field: Borrower DTI xx: 49.935%   xx: 50.010%   Variance: -0.075%   Variance %: -0.07500%   Comment: Borrower DTI xx is 49.935%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -123 xx   Variance %:    Comment: xxis xx/xx/2024   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 356   Variance: 4   Variance %: 1.12359%   Comment: xxMonths is 360   xx: Initial   xx:
Field: xx Street   xx:  xx Dr   xx:  xx Dr   Variance:    Variance %:    Comment: xx Street is 3995 xx Dr   xx: Initial   xx:
																																																																																				Field: xx Term xx: 356 xx: 352 Variance: 4 Variance %: 1.13636% Comment: xx Term is 356 xx: Initial xx:	3: Curable		* xx 1003_Application xx "Initial application signed by the loan originator is missing from the loan documents." * Missing proof of hazard insurance xx	* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
38130124	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	48.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxMERS as nominee for xx LLC xx xx, and it was recorded on xx/xx/2024. The first and second installments of city taxes for 2025 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024, respectively. The annual utilities/MUD taxes for 2024 are delinquent in the amount of $xxhich is good through xx/xx/2024.	According to the review of payment history as of xx/xx/2024, the borrower is currently one month delinquent with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,734.82, which applied for xx/xx/2024. The current P&I is $3,030.34 with an interest rate of 7.375%. The UPB is $xx. As per the comment dated xx/xx/2024, the borrower has made the payment in the amount of $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is currently one month with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $3,030.34 with an interest rate of 7.375%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default has not been mentioned in the latest collection comments.
As per the comment dated xx/xx/2024, the subject property is owner-occupied and in good condition.
BWR has 4.75 years on the job as a director at xx.
																																																																																	xx: xx: xx	xx			3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	Not Applicable
8541039	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	46.168%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxvor of xx. No active judgments or liens have been found. The annual combined taxes for 2024 are due in the amount of $xx/xx/2025. The annual combined taxes for 2023 have been paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,043.05 which was applied for the due date of xx/xx/2024. The current P&I is $2,043.05 and the interest rate is 7.625%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,043.05 which was applied for the due date of xx/xx/2024. The current P&I is $2,043.05 and the interest rate is 7.625%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
Unable to determine the RFD.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has 22.66 years on the job as a director with xx.
xx: xx: xx	xx	Field: Age of Loan xx: 4 xx: 7 |---| -3 |----| -42.85714% Comment: Age of loan is 4. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -153 xx   Variance %:    Comment: Interest paid through date is xx/xx/2024.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 356   Variance: 4   Variance %: 1.12359%   Comment:    xx: Initial   xx:
Field: xx String   xx: 000001   xx: 001000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:  xx    xx:  xx Ln   Variance:    Variance %:    Comment: Property address street is .   xx: Initial   xx:
																																																																																				Field: xx Term xx: 356 xx: 352 Variance: 4 Variance %: 1.13636% Comment: Stated remaining term is 356. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
35368604	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.499%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	750	Not Applicable	44.910%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2023	$xx	Not Applicable	3.499%	$639.73	11/xx/2023	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 with xx as nominee for xx, LLC, in the amount of $xxh was recorded on xx/xx/2021.
There is a junior UCC mortgage originated on xx/xx/2022 in favor of xx recorded on xx/xx/2022.
There are two prior civil judgments against the borrower in favor of xx, Clerk of xx, in the total amount of $xxecorded on xx/xx/2015 and xx/xx/2016.
There is a civil judgment against the borrower in favor of xx, recorded on xx/xx/2021.
There is a credit card judgment against the borrower in favor of xx in the amount of $xx recorded on xx/xx/2022.
The annual county taxes for 2024 are due in the total amount of $xxe annual county taxes for 2023 have been paid in the total amount of $xxxx/xx/2023.
No prior delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,248.20 xx, which was applied for the due date of xx/xx/2024. The current P&I is $639.73 with an interest rate of 3.499%. The current UPB is $xx.	xx: According to the service comment, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
As per the collection comment dated xx/xx/2023, RFD is excessive obligations.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
The collection comment dated xx/xx/2024 shows evidence of damage. Unable to confirm the actual damage.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
BWR has 1 month on the job as a customer service professional with xx BWR has prior employment details as a medical biller with xx between xx/xx/2019 and xx/xx/2021 for 2.00 years.
xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified term, the new principal balance is $xx. The borrower promises to pay $639.73 monthly with a modified interest rate of 3.499% beginning on xx/xx/2023 with a maturity date of xx/xx/2063.	xx Missing or error on the xx	Field: Age of Loan xx: 34 xx: 36 |---| -2 |----| -5.55555% Comment: Age of loan is 34. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   xx: Initial   xx:
Field: xx: xx/xx/2021   xx: xx/xx/2024   Variance: -1035 xx   Variance %:    Comment: Interest paid through date is xx/xx/2021.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 469   Variance: -109   Variance %: -23.24093%   Comment: Loan original maturity term months is 360.   xx: Initial   xx:
Field: xx P&I   xx: $756.55   xx: $639.73   Variance: $116.82   Variance %: 18.26082%   Comment: Original stated P&I $756.55.   xx: Initial   xx:
Field: xx String   xx: 000000000000032232101101   xx: 000000000000121221234334   Variance:    Variance %:    Comment: Payment history string is 000000000000043343212212.   xx: Initial   xx:
Field: xx Term xx: 469 xx: 435 Variance: 34 Variance %: 7.81609% Comment: Stated remaining term is 326. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 44.91%. Tape shows income miscalculation. Revised DTI is 63%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 1 month on the job as a customer service professional with xx, FICO 750, $xx equity in the subject, and xx residual income."
* xx xx Failed xx     "Loan failed the reimbursement amount and date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount and date. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects xx at $545.00. Final CD dated xx/xx/2021 reflects xx at $1,100.00. This is an increase in fee of $555.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance policy is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	Not Applicable
60664380	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.374%	324	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	45.203%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx as nominee for xx, LLC, for the amount of $xxe mortgage was re-recorded on xx/xx/2021 to correct the legal description. There is a junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender “xx and xx” for the amount of $xxe first and second installments of county taxes for 2024 are due in the amount of $xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $892.53 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $734.27 and the interest rate is 3.374%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023 and the notice of default located at “xx,” the complaint was filed on xx/xx/2023. Multiple times, the foreclosure was placed on hold for different reasons, and the hold is ended. The foreclosure sale was scheduled for xx/xx/2024. As per the notice of the trustee’s sale located at “xx,” the sale has been postponed to xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was removed due to HAF. The foreclosure was cancelled on xx/xx/2024.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the modification was declined.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
BWR has 14.16 years on the job as a department manager with xx.

xx: As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023 and the notice of default located at “xx,” the complaint was filed on xx/xx/2023. Multiple times, the foreclosure was placed on hold for different reasons, and the hold is ended. The foreclosure sale was scheduled for xx/xx/2024. As per the notice of the trustee’s sale located at “xx,” the sale has been postponed to xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was removed due to HAF. The foreclosure was cancelled on xx/xx/2024.
xx: xx	xx	Appraisal xxMissing or error on the xx	Field: Age of Loan xx: 33 xx: 36 |---| -3 |----| -8.33333% Comment: Age of loan is 33. xx: Initial xx:
Field: Borrower DTI xx: 45.203%   xx: 45.210%   Variance: -0.007%   Variance %: -0.00700%   Comment: As per calculation.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xxMonths   xx: 324   xx: 291   Variance: 33   Variance %: 11.34020%   Comment: NA.   xx: Initial   xx:
Field: xx String   xx: 000000044444444444321000   xx: 0000000000000001234FFFFF   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Term xx: 291 xx: 258 Variance: 33 Variance %: 12.79069% Comment: NA. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB: $xx." * The property type does not match the xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 45.20%. Tape shows income miscalculation. Revised DTI is 59%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 14.16 years on the job as a department manager with xx LLC, FICO 674, $xx equity in the subject and $xx residual income."
* xx TILA xx"Loan failed TILA xxtest. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$25.36. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance policy is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			548	Not Applicable
86838127	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	44.984%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2024	$xx	Not Applicable	3.250%	$599.90	02/xx/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in the amount of $xxMERS as nominee for xx, LLC, and it was recorded on xx/xx/2021. No active judgments or liens found. The first installment of county taxes for 2024 is due on xx/xx/2024 in the amount of $xx. The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $xx. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,075.51, which applied for xx/xx/2024. The current P&I is $599.90 with an interest rate of 3.250%. The UPB is $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $599.90 with an interest rate of 3.250%. The UPB is $xx.
The loan modification agreement was made between the borrower and lender on xx/xx/2024.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the servicer offered a trial payment plan to the borrower, effective from xx/xx/2023 to xx/xx/2023 with a term of 3 months.
As per tape data, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 11 months on the job as a unit secretary at the  xx . BWR has prior employment experience as a personal assistant at xx between xx/xx/2017 and xx/xx/2020 for 3.4166 years.
xx: xx: xx	The loan modification agreement was made between the borrower and lender on xx/xx/2024. The new modified rate is 3.250%, and the borrower promises to pay the P&I of $599.90, which began on xx/xx/2024. The new principal balance is $xx. The maturity date is xx/xx/2064.	Missing or error on the xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 44.98%. Tape shows BWR has was qualified on variable income and was previously a 1099. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 11 months on the job as a unit secretary with the University of xx System. FICO 727, and $80K equity in the subject."
* xx xx Failed xx     "This loan failed the Kansas license validation test.

This loan failed the Kansas license validation test for one of the following reasons:

Kansas SB 129 xx requires lenders who originate subordinate mortgage liens to be licensed under the xxCode on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a xxSection 16-207 or its corresponding xx.

Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a xx license. xx of the xx Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx Lender license."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			551	Not Applicable
96807655	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	803	36.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount of $xxMERS as nominee for xx, Inc., and it was recorded on xx/xx/2022. No active judgments or liens found. The annual county taxes for 2024 are due on xx/xx/2025 in the amount of $xx. The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $xx. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,505.19 which applied for xx/xx/2024. The current P&I is $2,411.61 with an interest rate of 5.570%. The UPB is $xx.	xx: The current status of the loan is performing.
According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR1 has 1.9 years on the job as a branch manager at xx. BWR1 has prior employment experience as an account manager at xx of xx.
BWR2 has 3.9 years on the job as a teacher at the xx of xx.
																																																																																	xx: xx: xx	xx	Appraisal xx		3: Curable		* Appraisal incomplete xx"Appraisal report reflect as is conditions and photos addendum shows AC vent cover missing and closet doors removed. Estimated cost to cure is not available in the loan file. Updated 1004D is missing from the loan documents and final CD does not reflect escrow holxxck amount." * xx Issues xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	797
17648287	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	817	819	48.442%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the xx Group in the amount of $xxh was recorded on xx/xx/2024.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,730.24 which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,157.85 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report dated xx/xx/2024, located xx, the photo addendum shows cracks in the wall, and the estimated cost is not provided.
Unable to determine the current occupancy from the collection comments
BWR1 and BWR2 receive SSI and retirement income.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Borrower DTI xx: 48.442% xx: 46.810% |---| 1.632% |----| 1.63200% Comment: DTI is 49.934%. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Original CLTV xx: 90.675%   xx: 90.000%   Variance: 0.675%   Variance %: 0.67500%   Comment: CLTV is 90.675%   xx: Initial   xx:
Field: xx LTV xx: 90.675%   xx: 90.000%   Variance: 0.675%   Variance %: 0.67500%   Comment: LTV is 90.675%   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2054   xx: xx/xx/2054   Variance: -31 xx   Variance %:    Comment: Stated maturity date is xx/xx/2054.   xx: Initial   xx:
Field: xx Term xx: 358 xx: 357 Variance: 1 Variance %: 0.28011% Comment: Stated remaining term is 358. xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx"Appraisal report dated xx/xx/2024 is subject to repairs due to the cracks found on the front right of the home. 1004D is missing from the loan document, and the final CD does not reflect the escrow holxxck."
																																																																																						* ATR - Unable to determine borrower's xx Repay xx	* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70036761	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.624%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	34.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxvor of xx as nominee for xx. No active judgments or liens were found. The annual county tax for 2023 has been paid in the amount of $xx/xx/2024. The annual county tax for 2024 has been due in the total amount of $xx	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,752.24 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,433.38 with an interest rate of 6.624%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined from collection comments.
BWR started working as an xx at xx and xx four days prior to closing. BWR also has been SE for 4 months at xx. Prior to this, BWR had 4 months as a registered nurse with xx and 3 years as a registered nurse with xx and xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 34.633% xx: 35.100% |---| -0.467% |----| -0.46700% Comment: Borrower DTI xx is 34.633% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx. xx: Initial xx: Field: xx Date xx: xx/xx/2054 xx: xx/xx/2054 Variance: -31 xx Variance %: Comment: xx Date is xx/xx/2054 xx: Initial xx: Field: xx Term xx: 353 xx: 352 Variance: 1 Variance %: 0.28409% Comment: xx Term is 353. xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects xx at $500.00. CD dated xx/xx/2024 reflects $500.00 at $550.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* LE/CD Issue date test Fail xx     "xx disclosure is dated xx/xx/2024 and electronically signed on xx/xx/2024 which is less than six business days before the consummation date. Unable to determine delivery date due to missing doc tracker."
																																																																																							* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
12617832	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	45.771%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with xx as nominee for xx Group in the amount of $xxh was recorded on xx/xx/2023. No active judgments or liens have been found. The annual city taxes for 2024 were paid in the amount of $xxxx/xx/2024. The annual county taxes for 2023 were paid in the amount of $xxxx/xx/2023. The annual county taxes for 2024 were due in the amount of $xxx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,374.26 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $1,116.88, and the interest rate is 6.125%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,374.26 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $1,116.88, and the interest rate is 6.125%. The current UPB is $xx.
 No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
Borrower has 8.16 years on the job as an RCM training specialist with xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable. xx: Initial xx: Field: xx Street xx: xx xx: xx Variance: Variance %: Comment: Property address street is xx . xx: Initial xx: Field: xx Date xx: xx/xx/2053 xx: xx/xx/2053 Variance: -31 xx Variance %: Comment: xx: Initial xx: Field: xx Term xx: 343 xx: 342 Variance: 1 Variance %: 0.29239% Comment: Stated remaining term is . xx: Initial xx:	3: Curable		* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Disclosures xx "Home loan toolkit is missing from the loan documents." * xx Issues xx	* xx TILA xx"Loan failed TILA xx test due to xx charge of $xx exceeds xx charge of $xx over by -$209.05." * xx TRID xx Failed xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			640	Not Applicable
91335976	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	40.761%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxxx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,145.14 which was applied for the due date of xx/xx/2024. The current P&I is $617.88 and the interest rate is 4.250%. The current UPB is $xx. As per tape data, the deferred balance is $9,751.22. PH shows multiple transactions were made in March 2023 in the total amount of $5,067.60. As per the collection comment dated xx/xx/2023, these are BWR payments.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,145.14 which was applied for the due date of xx/xx/2024. The current P&I is $617.88 and the interest rate is 4.250%. The current UPB is $xx. As per tape data, the deferred balance is $9,751.22.
No bankruptcy and foreclosure evidence has been found.
The deferral agreement dated xx/xx/2022 located at "xx" with the deferred balance of $9,751.22.
As per the collection comment dated xx/xx/2024, the RFD is excessive obligations.
The loan was originated on xx/xx/2021. xx-19 attestation is available at “xx”.
As per the collection comment dated xx/xx/2024, the subject property is owner occupied.
No damage or repairs have been found.
BWR has 3.08 years on the job as a machine operator at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 40.761% xx: 35.212% |---| 5.549% |----| 5.54900% Comment: As per documents borrower DTI is 40.761% xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Amount   xx: xx: $9751.22   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Did a xx?   xx: No   xx: Yes   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 321 xx: 319 Variance: 2 Variance %: 0.62695% Comment: xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape and file shows LPA recommendation is refer with caution, and BWR credit score of 677 is not high enough for manual underwriting. Further details not provided." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			514	Not Applicable
7928601	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	15.370%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxxx No active judgments or liens have been found. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,298.10 which was applied for the due date of xx/xx/2024. The current P&I is $992.27 and the interest rate is 3.250%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,298.10 which was applied for the due date of xx/xx/2024. The current P&I is $992.27 and the interest rate is 3.250%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. xx-19 attestation is available at "xx".
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR has 3.16 years on the job as an assistant engineer at xx.

																																																																																	xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx G/L Require MI? is xx: Initial xx: Field: xx Date xx: xx/xx/2052 xx: xx/xx/2052 Variance: -31 xx Variance %: Comment: xx Date is xx/xx/2052 xx: Initial xx: Field: xx Term xx: 327 xx: 326 Variance: 1 Variance %: 0.30674% Comment: Stated remaining Term is 327 xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Missing or error on the xx Document xx	* xx TRID xx Failed xx "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects xx at $500.00. CD dated xx/xx/2021 reflects xx at $850.00. This is an increase in fee of +$350.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL has expired.xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	Not Applicable
17981230	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	44.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of $xxvor of xx as nominee for xx No active judgments or liens were found. The 2024 annual county taxes were due in the amount of $xx/xx/2025. The 2023 annual county taxes were paid in the amount of $xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,341.88 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,013.58 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,341.88 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,013.58 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, property is owner occupied.

BWR has been SE for 12 years at xx House.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx:
Field: Original CLTV xx: 90.720%   xx: 91.000%   Variance: -0.280%   Variance %: -0.28000%   Comment: CLTV is 90.720%.   xx: Initial   xx:
Field: xx LTV xx: 90.720%   xx: 91.000%   Variance: -0.280%   Variance %: -0.28000%   Comment: LTV is 90.720%.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2052   xx: xx/xx/2052   Variance: -31 xx   Variance %:    Comment: Stated maturity date is xx/xx/2052.   xx: Initial   xx:
Field: xx Term   xx: 329   xx: 328   Variance: 1   Variance %: 0.30487%   Comment: Stated remaining term is 329.   xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property date is PUD. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at xx%. Tape shows an income miscalculation as BWR had declining income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 12 years at xx , FICO 793, 0X30 since inception and $xx equity in the subject." * xx DTI exceeds 43% xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
44616143	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	39.690%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx as nominee for xx Group for the amount of $xxo active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $xxannual county taxes for 2024 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,980.64 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,638.96 and the interest rate is 4.875%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. Borrower has been SE xx for 7.08 years at xx Agency. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 39.690% xx: 39.680% |---| 0.010% |----| 0.01000% Comment: Borrower DTI xx is 39.690% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx. xx: Initial xx: Field: xx Date xx: xx/xx/2052 xx: xx/xx/2052 Variance: -31 xx Variance %: Comment: xx Date is xx/xx/2052 xx: Initial xx: Field: xx Term xx: 334 xx: 333 Variance: 1 Variance %: 0.30030% Comment: xx Term is 334 xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 39.69%. Tape shows SE income used to qualify is not supported by the earnings in the tax transcripts. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. Borrower has been SE for 7.08 years at xx Agency, FICO 781, 0X30 since inception and $26K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects appraisal fee at $400.00. CD dated xx/xx/2022 reflects appraisal fee at $500.00. This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx Disclosures xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 7/xx/2022. Notary's signature date on the Mortgage/Deed of Trust is 7/xx/2022. Note date is 7/xx/2022."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
40968324	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.282%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx as nominee for xx of Alabama in the amount of $xxh was recorded on xx/xx/2023.
No active judgments or liens have been found.
The annual county taxes for 2024 were due on xx/xx/2024 in the amount of $xxrior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,169.98 xx and was applied to the due date of xx/xx/2025. The monthly P&I is $1,025.63, and the interest rate is 6.875%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,169.98 xx and was applied to the due date of xx/xx/2025. The monthly P&I is $1,025.63, and the interest rate is 6.875%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
Borrower has been SE for 12 years and 3 months at xx.
xx: xx: xx	xx	xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable. xx: Initial xx:
Field: xx: xx/xx/2023   xx: xx/xx/2023   Variance: 12 xx   Variance %:    Comment: Original note doc date is xx/xx/2023.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2038   xx: xx/xx/2039   Variance: -153 xx   Variance %:    Comment: Stated maturity date is xx/xx/2038.   xx: Initial   xx:
Field: xx Term xx: 163 xx: 166 Variance: -3 Variance %: -1.80722% Comment: Stated remaining term is 163. xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2023  delivered on xx/xx/2023 which is more than 3 business days from initial application date xx/xx/2023. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
* LE/CD Issue date test Fail xx     "Loan fails xx delivery and timing test for initial closing disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is less than 3 business days from the consummation date xx/xx/2023."
* Missing credit report xx     "Credit report is missing from the loan documents."
																																																																																							* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29850389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	701	44.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx as nominee for xx for the amount of $xxere is a credit card judgment against the borrower in favor of xx for the amount of $xx28 recorded on xx/xx/2015. The annual combined taxes for 2023 and 2024 are exempt. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $617.10 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $6,283.20. The current P&I is $617.10 and the interest rate is 7.000%. Tape shows the deferred balance is $597.56.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $6,283.20.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the subject property is located in the FEMA disaster area due to Texas hurricane Beryl which was declared on xx/xx/2024.
No comment pertaining to the damage to the subject property has been observed.

																																																																																	xx: xx: xx	xx		Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable xx: Initial xx: Field: xx Amount xx: xx: $597.56 Variance: Variance %: Comment: NA xx: Initial xx: Field: xx String xx: 000000000000000000000000 xx: 00000000000000000000000 Variance: Variance %: Comment: NA xx: Initial xx:	2: Acceptable with Warnings			* xx TILA xx"Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$217.52. Reason for Finance charge under disclosure is unknown as the xx is missing. TILA xxTest due to finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$182.52. Reason for Finance charge under disclosure is unknown as the xx is missing." * GSE Points and xx Violations xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	725
55421399	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.190%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	647	68.341%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxvor of "xx". There are two junior state tax liens active against the subject borrower in the total amount of $xxn favor of same plaintiff "xx" recorded on xx/xx/2011 and xx/xx/2019. The first and second installments of county taxes for 2024 are due in the total amount of $xxn xx/xx/2024 and xx/xx/2025 respectively. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $620.06 which was applied for the due date of xx/xx/2024. The current P&I is $620.06 and the interest rate is 8.190%. The current UPB is $xx. As per tape data, the deferred balance is $1,575.21.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $620.06 which was applied for the due date of xx/xx/2024. The current P&I is $620.06 and the interest rate is 8.190%. The current UPB is $xx. As per tape data, the deferred balance is $1,575.21.
No foreclosure and bankruptcy evidence has been found.
As per the tape data, the subject property is owner occupied.
As per the BPO report dated xx/xx/2023 located at “xx”, the subject property needs repairs for the replacement of damaged siding and trim, exterior paint, and new gutter. The addendum “xx” shows that the exterior siding and trim on the home have wood rot and peeling paint all around the home. The roof appeared older. The cost of repair is $xx. CCs do not show damage. No evidence has been found regarding repair completion.

xx: xx: xx	xx	Notice of xx	Field: Collections - xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Amount xx: xx: $1575.21 Variance: Variance %: Comment: xx: Initial xx: Field: xx String xx: 000000000000000000000000 xx: 00000000000000000000000 Variance: Variance %: Comment: xx: Initial xx: Field: xx Street xx: xx: Variance: Variance %: Comment: As per note property street address reflects xx. xx: Initial xx:	2: Acceptable with Warnings	* xx xx"This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and xx Violations xx     "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of xx missing or unexecuted xx     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrowerxx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,700.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	762
60524071	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.025%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	24.086%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2018 and was recorded on xx/xx/2018 in the amount of $xxvor of xx as nominee for xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxo prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,027.69 which was applied for the due date of xx/xx/2024. The current monthly P&I is $759.81 with an interest rate of 7.025%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per tape data dated xx/xx/2024, the property is owner-occupied.
The collection comment does not show borrower’s income impacted by Covid-19.
BWR has 13.67 years on the job as a technical market engineer manager at xx-xx & xx.
xx: xx: xx	xx	xxMissing DU/GUS/AUS	Field: ARM xx Rate xx: 11.025% xx: 11.000% |---| 0.025% |----| 0.02500% Comment: As per note. xx: Initial xx:
Field: ARM xx Percent   xx: 3.250%   xx: 330.000%   Variance: -326.750%   Variance %: -326.75000%   Comment: As per note.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: Occupancy at Origination xx: Secondary   xx: Primary   Variance:    Variance %:    Comment: As per documents.   xx: Initial   xx:
Field: xx Rate   xx: 5.02500%   xx: 7.02500%   Variance: -2.00000%   Variance %: -2.00000%   Comment: As per note.   xx: Initial   xx:
																																																																																				Field: xx String xx: 000000000000000000000000 xx: ???????????????????????? Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Operative index value is unable to confirm xx	* Loan program disclosure missing or unexecuted xx "Loan program disclosure is missing from the loan documents." * Missing credit report xx "Credit report is missing from the loan documents." * Missing DU/GUS/AUS as required by guidelines xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
21986122	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	10.950%	180	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2017	$xx	Not Applicable	3.750%	$178.00	05/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxvor of “xx, Inc”. No active liens and judgments have been found against borrower and property. The first installments of county taxes for 2024 are paid in the amount of $xxxx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $xxx/2024. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $178.18 and PITI is $283.45. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $178.18 and PITI is $283.45. The UPB reflected as per the payment history is $xx.
The loan was modified on xx/xx/2017.
As per seller’s tape data the subject property is owner occupied.
As per comment dated xx/xx/2024, the RFD is curtailment of income.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

xx: xx: xx	The loan was modified on xx/xx/2017 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $178.00 with the new fixed interest rate of 3.750% beginning from xx/xx/2017 to the new maturity date of xx/xx/2044. Mod contains balloon provision.	Field: Collections - xx: xx: xx, LLC |---| |----| Comment: Current servicer xx. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx of xx: xx/xx/2017   xx: xx/xx/2017   Variance: -7 xx   Variance %:    Comment: Last modification date is xx/xx/2017.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: Escrow account indicator no.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2006   xx: xx/xx/2006   Variance: -20 xx   Variance %:    Comment: First payment date is xx/xx/2006.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $285.00   Variance %: 0.54844%   Comment: original balance is $xx.   xx: Initial   xx:
Field: xx Rate   xx: 10.95000%   xx: 3.75000%   Variance: 7.20000%   Variance %: 7.20000%   Comment: Stated rate is 10.950%.   xx: Initial   xx:
Field: xx String   xx: 111111110001000010000000   xx: 22223000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:  xx Rd   xx:   Variance:    Variance %:    Comment: Property address street is  xx Rd.   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* Property is xx		* Missing HELOC Disclosures xx		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			517	Not Applicable
76088467	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.290%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	47.779%	First	Final policy	Not Applicable	Not Applicable	02/xx/2018	$xx	$17,114.30	5.500%	$561.76	03/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xxMERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2023 were paid in the amount of $xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $850.27 xx, which was applied for the due date of xx/xx/2024. The current P&I is $561.76 with an interest rate of 5.500%. The current UPB is $xx and there is a deferred balance in the amount of $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $850.27 xx, which was applied for the due date of xx/xx/2024. The current P&I is $561.76 with an interest rate of 5.500%. The current UPB is $xx and there is a deferred balance in the amount of $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is $xx. The monthly P&I is $561.76 with an interest rate of 5.500% beginning on xx/xx/2018. The new maturity date is xx/xx/2046. There is a deferred balance in the amount of $xx with an interest-bearing amount of $xx, and the modification contains the balloon payment provision in the amount of $xx.	Notice of xx	Field: Collections - xx: xx: xx |---| |----| Comment: NA. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx of xx: xx/xx/2018   xx: xx/xx/2018   Variance: -14 xx   Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Rate   xx: 8.29000%   xx: 5.50000%   Variance: 2.79000%   Variance %: 2.79000%   Comment: As per note.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 66600000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: As per final hud-1.   xx: Initial   xx:
																																																																																				Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: As per final hud-1. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Notice of xx missing or unexecuted xx "Notice of servicing transfer disclosure is missing from the loan documents." * ROR not hand dated by borrowerxx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83178624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.740%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	610	Not Applicable	43.422%	First	Final policy	Not Applicable	Not Applicable	03/xx/2019	$xx	Not Applicable	2.500%	$513.13	05/xx/2019	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xxMERS as nominee for xx. There is a civil judgment against the borrower in the amount of $xxvor of the “State of xx, which was recorded on xx/xx/2024. The annual combined taxes for the year 2024 were paid in the amount of $xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024, and the next due date for payment is xx/xx/2024. The P&I is in the amount of $593.22, and the interest rate is 3.500%. The UPB reflected as per the payment history is in the amount of $xx.	xx: The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan. The UPB reflected as per the payment history is in the amount of $xx, and the next due date for payment is xx/xx/2024.
As per the comment dated xx/xx/2023, the RFD is decreased income.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the inspection report dated xx/xx/2024 and located at "xx," the condition of the property is older and needs repairs to bring it up to code. CCs do not show any damage. "No evidence of bankruptcy or foreclosure has been found.
The loan modification agreement was made on xx/xx/2019 with the new modified unpaid principal balance of $xx.
xx: xx: xx	The loan modification agreement was made on xx/xx/2019 with the new modified unpaid principal balance of $xx, with a step rate starting interest rate of 2.500%, and the modified P&I was $513.13 beginning on xx/xx/2019. The step rate was in 06 steps, ending at rate 6.750%, and P&I will be $513.13, applicable from xx/xx/2019 to the maturity date xx/xx/2059. There is no deferred balance, and there is no principal forgiven amount.	xx	Field: xx Status xx: Collections, < 60 Days xx: Collections |---| |----| Comment: Current legal status is collection < 60 days. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx of xx: xx/xx/2019   xx: xx/xx/2019   Variance: -61 xx   Variance %:    Comment: Doc date of last modification is xx/xx/2019.   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: Escrow account indicator is no.   xx: Initial   xx:
Field: xx: xx: xx/xx/2006   Variance:    Variance %:    Comment: Interest only expiration date is N/A.   xx: Initial   xx:
Field: xx 1 Date   xx: xx/xx/2019   xx: xx/xx/2025   Variance: -2192 xx   Variance %:    Comment: Mod step 1 date is xx/xx/2019.   xx: Initial   xx:
Field: xx 1 Rate   xx: 2.500%   xx: 4.500%   Variance: -2.000%   Variance %: -2.00000%   Comment: Mod step 1 rate is 2.500%.   xx: Initial   xx:
Field: xx 2 Date   xx: xx/xx/2024   xx: xx/xx/2026   Variance: -730 xx   Variance %:    Comment: Mod step 2 date is xx/xx/2024.   xx: Initial   xx:
Field: xx 2 Rate   xx: 3.500%   xx: 5.500%   Variance: -2.000%   Variance %: -2.00000%   Comment: Mod step 2 rate is 3.500%.   xx: Initial   xx:
Field: xx 3 Date   xx: xx/xx/2025   xx: xx/xx/2027   Variance: -730 xx   Variance %:    Comment: Mod step 3 date is xx/xx/2025.   xx: Initial   xx:
Field: xx 3 Rate   xx: 4.500%   xx: 6.500%   Variance: -2.000%   Variance %: -2.00000%   Comment: Mod step 3 rate is 4.500%.   xx: Initial   xx:
Field: xx 4 Date   xx: xx/xx/2026   xx: xx/xx/2028   Variance: -731 xx   Variance %:    Comment: Mod step 4 date is xx/xx/2026.   xx: Initial   xx:
Field: xx 4 Rate   xx: 5.500%   xx: 6.750%   Variance: -1.250%   Variance %: -1.25000%   Comment: Mod step 4 rate is 5.500%.   xx: Initial   xx:
Field: xx Rate   xx: 7.74000%   xx: 3.50000%   Variance: 4.24000%   Variance %: 4.24000%   Comment: Original stated rate is 7.74000%.   xx: Initial   xx:
Field: xx String   xx: 111111112112222322221111   xx: 22233333333456777000000   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
																																																																																				Field: xx Street xx: xx Rd xx: Variance: Variance %: Comment: Property address street is xx Rd. xx: Initial xx:	2: Acceptable with Warnings			* xx xx"This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Loan program disclosure missing or unexecuted xx		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			464	Not Applicable
10320755	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$1,367.40	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	7.400%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	643	544	49.678%	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	$xx	Not Applicable	7.400%	$491.40	02/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2004 in favor of xx in the amount of $xxh was recorded on xx/xx/2004.
There is an active prior mortgage against the subject property in favor of xx in the amount of $xx0, which was recorded on xx/xx/1999.
There is a junior mortgage against the subject property in favor of xx Bank in the amount of $xxh was recorded on xx/xx/2007.
There is a civil judgment against the borrower xx in the amount of $xx in favor of "xx, Inc.," and it was recorded on xx/xx/2019.
The first and second installment county taxes for 2023 were paid in the amount of $xxal combined taxes for 2024 have been delinquent in the amount of $xx on xx/xx/2024, which is payable on xx/xx/2024.
Annual water charges for 2024 have been delinquent in the amount of $xx xx/xx/2024.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $590.02 xx, which was applied for the due date of xx/xx/2024. The current P&I is $491.41 with an interest rate of 7.40%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The loan was modified on xx/xx/2022 with principal balance of $xx.
According to the PACER, the borrower xx Lavoie filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2023. The bankruptcy was discharged on xx/xx/2024, and the case was fully terminated on xx/xx/2024.
No foreclosure activity has been found.
As per the BPO report dated xx/xx/2023 located at “xx,” the subject property needs repair in the total amount of $3,250.00 for garage painting and yard maintenance. As per the property inspection report dated xx/xx/2023, located at “xx,” the subject property needs repair in the amount of $1,000.00 for the exterior roof. Unable to determine the current condition and status of repairs. CCs do not show any damage.
xx: xx: According to the PACER, the borrower xx Lavoie filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2023. xx D in the voluntary petition shows that the unsecured amount is $0.00 out of a secured claim in the amount of $xx, and the value of collateral is $xx. The unsecured portion is $0.00. As per the Schedule D in the voluntary petition, the borrower intended to surrender the subject property. The bankruptcy was discharged on xx/xx/2024 and the case was fully terminated on xx/xx/2024.

																																																																																		The loan modification agreement was made between the borrower and the lender on xx/xx/2022 with a new principal balance of $xx. The borrower promises to pay the modified P&I of $491.41 with the new fixed interest rate of 7.400% beginning from xx/xx/2022 to the new maturity date of xx/xx/2042.		Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: NA. xx: Initial xx: Field: Collections - xx: * Other / xx List * xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx of xx: xx/xx/2022 xx: xx/xx/2022 Variance: -18 xx Variance %: Comment: NA. xx: Initial xx: Field: xx String xx: 000011101222210221110121 xx: 00010101010111122111200 Variance: Variance %: Comment: NA. xx: Initial xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			596	636
90762588	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	7.230%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 in the amount of $xxxx , and it was recorded on xx/xx/2005. No active judgments or liens found The annual county taxes for 2023 were paid on xx/xx/2024 in the amount of $xxannual county taxes for 2024 are due on xx/xx/2025 in the amount of $xx. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $762.00 which applied for xx/xx/2024. The current P&I is $761.99 with an interest rate of 5.98%. The UPB is $xx. As per the seller's tape, the defer balance is $9.962.59.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $761.99 with an interest rate of 5.98%. The UPB is $xx.
No foreclosure activity has been found.
The debtor "xx" filed for bankruptcy under 7 with the case# xx on xx/xx/2013 and the case was discharged on xx/xx/2013 and terminated on xx/xx/2013.
As per the seller's tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2022 the FEMA disaster was declared on xx/xx/2022 for  xx. CCs do not show damages.
xx: xx: According to the PACER, the debtor xx	This is a conventional fixed-rate mortgage with a P&I of $859.98, an interest rate of 7.2300%, and a maturity date of xx/xx/2035. The P&I as per payment history is $761.99, and the rate of interest is 5.980%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file.	xxin xx. xx Rider	2: Acceptable with Warnings	* xx"Final application is missing from the loan documents."
* xx TILA xx"This loan failed the TILA finance charge test.
The loan data is $xx and comparison data is $xx. The variance is $xx
This loan failed the TILA finance charge test.xx)
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated
by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is $xx and comparison data is $xx. The variance is $xx
This loan failed the TILA foreclosure rescission finance charge test. xx , transferred from 12 CFR §226.23xx )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35

This loan failed the TILA APR test.
The loan data is 6.087% and comparison data is 7.771%. The variance is 1.684%
This loan failed the TILA APR test. xx , transferred from 12 CFR §226.22xxxx )
The annual percentage rate xx is 7.771%. The disclosed APR of 6.087% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or xx"Final truth in xx is missing from the loan documents."
* GSE Points and xx Violations xx     "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* xx Missing xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
98097837	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	13.750%	180	xx	xx	HELOC	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/1998 and was recorded on xx/xx/1998 in the amount of $xxvor of xx.
There is an active hospital lien against the borrower upon the subject property “in favor of the "xx" in the amount of $xx it was recorded on xx/xx/2021. The amount of lien is greater than the subject mortgage amount.
Parcel # xx
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $xx# xx
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $xxrcel # xx
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of $xxo prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $105.46, which was applied for the due date of xx/xx/2024. The current monthly P&I is $86.96. The current UPB reflected as per the payment history is $3,540.03. The borrower was made the last payment as per the notice of payment change located at xx	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $3,540.03.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by COVID-19. Further details are not provided.
As per the collection comment dated xx/xx/2023, there is a property address-related dispute that was initiated. As per the collection comment dated xx/xx/2024, the subject property address has been corrected.
As per the collection comment dated xx/xx/2024, the certificate of transfer document was received. As per the state guidelines, the deed document is required.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
Unable to determine the occupancy and the current condition of the subject property. CCs do not show any damage.

xx: xx: xx	xx	ARM xx1003_Application xxof Rescission	Field: ARM xx Percent xx: 8.062% xx: 810.000% |---| -801.938% |----| -801.93800% Comment: ARM lifetime floor percent is 8.062%. xx: Initial xx:
Field: xx Name   xx: xx   xx: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   xx: Initial   xx:
Field: Collections - xx: * Other / xx List *   xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Amount   xx: xx: $314.73   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Rate   xx: 13.75000%   xx: 13.66070%   Variance: 0.08930%   Variance %: 0.08930%   Comment: stated rate is 13.750%.   xx: Initial   xx:
Field: xx String   xx: 000002211111111111111111   xx: 00000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Date xx: xx/xx/2013 xx: xx/xx/2028 Variance: -5562 xx Variance %: Comment: Stated maturity date is xx/xx/2013 xx: Initial xx:	3: Curable	* xx Affidavit xx	* xx"Final application is missing from loan file."
* xx xx"Loan failed interest rate test threshold due to test calculated 13.750% exceeds test threshold of 13.000% over by +0.750%.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* xx TILA xx"This loan failed the TILA right of rescission test. FAIL
Closed-end xx, transferred from 12 CFR §226.23xxxx ), Open-end xx, transferred from 12 CFR §226.15xxxx )
The xx date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report xx     "Credit report doc is missing from loan file."
* Missing HELOC Disclosures xx"HELOC disclosure documents are missing from loan file."
* xx 1003_Application xx     "Initial application signed by the loan originator is missing from the loan documents."
* Mortgage - Missing required ARM Rider xx     "ARM rider is missing from loan file."
* xx Missing xx     "Prepayment rider is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted xx		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76990374	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xx	10.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.000%	$324.95	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1998 in the amount of $xx“MERS as nominee for xx” recorded on xx/xx/1998.
No active liens and judgments have been found against borrower and property.
Tax status is to follow.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $324.95. The UPB reflected as per the payment history is $xx and deferment amount is $2,147.46.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $324.95. The UPB reflected as per the payment history is $xx and deferment amount is $2,147.46.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per PACER, the borrower "xx" had filed bankruptcy on xx/xx/2005 under chapter-7 with the case #xx. The case was discharged on xx/xx/2005 and terminated on xx/xx/2005.
xx: xx: As per PACER, the borrower xx	This is a conventional fixed-rate mortgage originated on xx/xx/1998 with P&I of $493.55 with the rate of interest at 10.49% and a maturity date of xx/xx/2028. The current P&I as per the latest payment history as of xx/xx/2024 is $324.95, and the rate of interest is 5.00%. There is a reduction in P&I and rate of interest with respect to note data. The tape data reflects the loan was modified on xx/xx/2007 and PH shows deferred amount of $2,147.46. The modification document is missing from the loan file.	xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: xx: Initial xx:
Field: xx Name   xx: xx   xx: xx   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: $2147.46   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx of xx: Unavailable   xx: xx/xx/2007   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Date   xx: xx/xx/1998   xx: xx/xx/1998   Variance: -5 xx   Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.40   Variance %: 0.00074%   Comment: As per note.   xx: Initial   xx:
Field: xx Rate   xx: 10.49000%   xx: 5.00000%   Variance: 5.49000%   Variance %: 5.49000%   Comment: As per note.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:    xx:   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: As per hud-1.   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: As per hud-1.   xx: Initial   xx:
																																																																																				Field: xx Date xx: Unavailable xx: xx/xx/2028 Variance: Variance %: Comment: As per note. xx: Initial xx:	2: Acceptable with Warnings			* xx"Final application is missing from the loan documents." * TIL not hand dated xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56932847	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,322.60	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.290%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2005, which was recorded on xx/xx/2005 in the amount of $xxvor of xx. No active judgments or liens have been found. The annual school taxes for 2024 are due in the amount of $xx/xx/2024. The annual combined taxes for 2023-2024 are delinquent in the total amount of $xxich are good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $647.56, which was applied for the due date of xx/xx/2024. The current P&I is $647.56 with an interest rate of 6.890%. The current UPB reflected as per the payment history is $xx.1 and the tape data reflects deferred balance is $6,508.92. The deferral agreement is located at xx	xx: As per the review of the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.1, and the deferred balance is $6,508.92.
As per the comment dated xx/xx/2022, the RFD is illness of borrower.
The debtor xx filed bankruptcy under Chapter 13 on xx/xx/2010 with Case # xx. The BK case was discharged on xx/xx/2015.
No foreclosure activity has been found.
As per the seller's tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
xx: xx: The debtor xx filed bankruptcy under Chapter 13 on xx/xx/2010 with Case # xx.
As per the voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00.
 The chapter 13 plan was confirmed on xx/xx/2010. As per the amended chapter 13plan, the debtor shall pay $700.00 monthly for 1 month and $698.00 monthly for 59 months.
The POC not filed.
The BK case was discharged on xx/xx/2015 and terminated on xx/xx/2015.	xx	xxRider	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Yes. xx: Initial xx:
Field: Collections - xx: * Other / xx List *   xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Status   xx: Collections   xx: Collections, 60-119 Days   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Amount   xx: xx: $6508.92   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Date   xx: xx/xx/2006   xx: xx/xx/2006   Variance: -5 xx   Variance %:    Comment: First payment date is xx/xx/2006   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.72   Variance %: 0.00059%   Comment: $xx.   xx: Initial   xx:
Field: xx Rate   xx: 9.29000%   xx: 6.89000%   Variance: 2.40000%   Variance %: 2.40000%   Comment: Original stated rate is 9.29%   xx: Initial   xx:
Field: xx String   xx: 344344432332211210000112   xx: 00010000000000000000000   Variance:    Variance %:    Comment: 233233321221100100000112   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD 1 is cash out   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose per application is refinance   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2035 xx: xx/xx/2036 Variance: -5 xx Variance %: Comment: xx: Initial xx:	4: Unacceptable	* Property is xx		* xx"Final application is missing from the loan documents." * xx TILA xx"Loan failed TILA finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$xx. Loan failed TILA foreclosure rescission finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$xx. Loan failed TILA APR test due to calculated APR 8.000% APR threshold of 9.734% under by -1.734%." * xx Missing xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			557	501
43012122	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	702	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxMERS as nominee for xx. No active judgments or liens found. The annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of $xx. The annual school taxes for 2024 were paid on xx/xx/2024 in the amount of $xxer the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which applied for xx/xx/2024. The current P&I is $7,002.87 with an interest rate of 5.750%. The UPB is $xx. As per the seller's tape, the defer amount is $xx. As per the deferent agreement located at xx, the defer amount is $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $7,002.87 with an interest rate of 5.750%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by covid-19.
As per the collection comment dated xx/xx/2023, the reason for default is loss of income.
As per the collection comment dated xx/xx/2023, the verbal payment dispute has been identified. Further details not provided.
As per the collection comment dated xx/xx/2023, the borrower’s intent is to sell the subject property. No further details have been found.
As per the seller's tape, the subject property is non-owner occupied.
BWR employment details are not available. As per loan approval, the loan qualified using bank statements.
xx: xx: xx	xx	Missing or error on the xx	2: Acceptable with Warnings	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "Loan failed xx APR threshold test due to APR calculated 5.947% exceeds APR threshold 5.320% over by -0.627%.

Loan failed xxthreshold test due to APR calculated 5.947% exceeds APR threshold of 4.570% over by +1.377%. Subject loan is escrowed."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects points - loan discount fee at $3,000.00. Final CD dated xx/xx/2021 reflects points - loan discount fee at $9,000.00. This increase in fee of $6,000.00 for charges that cannot increase. The subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
12900421	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	11.640%	360	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2008 and was recorded on xx/xx/2008 in the amount of $xxvor of xx, INC.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $779.98 which was applied for the due date of xx/xx/2024. The current monthly P&I is $645.18 with an interest rate of 11.64%. The current UPB reflected as per the payment history is $xx.

xx: The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
As per tape data, the foreclosure was initiated in 2020 with the loan. The complaint was filed on xx/xx/2020. As per tape data, foreclosure removed.
According to the PACER, the borrower xx  filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2020.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
xx: As per tape data, the foreclosure was initiated in 2020 with the loan. The complaint was filed on xx/xx/2020. As per tape data, foreclosure removed.

xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2020. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx was filed by the creditor xx, FSB, on xx/xx/2020, for the secured claim amount of $xx, and the amount of arrearage is $ 17,857.23. The amended chapter 13 xx plan was filed on xx/xx/2020 and confirmed on xx/xx/2021. The borrower shall pay a monthly mortgage payment of $542.00 for 54 months to the trustee under the chapter 13 plan, and bankruptcy is still active.	xx	Field: Collections - xx: * Other / xx List * xx: xx, LLC |---| |----| Comment: Collection - current service is other not in list. xx: Initial xx:
Field: xx: xx: xx/xx/2025   Variance:    Variance %:    Comment: Current bankruptcy post petition date is N/A.   xx: Initial   xx:
Field: xx Status   xx: xx: xx   Variance:    Variance %:    Comment: Current foreclosure status is N/A.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does not required MI cert.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2008   xx: xx/xx/2008   Variance: -6 xx   Variance %:    Comment: First payment date is xx/xx/2008.   xx: Initial   xx:
Field: xx/xx: xx: xx   Variance:    Variance %:    Comment: Foreclosure delay reason is N/A.   xx: Initial   xx:
Field: xx/xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Foreclosure delay date is N/A.   xx: Initial   xx:
Field: xx String   xx: 000001334444444444444444   xx: 22220111111111111111111   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx/xx/2020   Variance:    Variance %:    Comment: Referral date is N/A.   xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2020   Variance:    Variance %:    Comment: S&C filing date is N/A.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2038 xx: xx/xx/2034 Variance: 1395 xx Variance %: Comment: Stated maturity date is xx/xx/2038. xx: Initial xx:	1: Acceptable					Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26532894	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2004 and was recorded on xx/xx/2005 in the amount of $xxvor of xx No active judgments or liens have been found. The annual combined taxes for 2024 were due on xx/xx/2025 in the amount of $xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,208.02 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $741.44, and the interest rate is 5.375%. The current UPB is $xx.	xx: The current status is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,208.02 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $741.44, and the interest rate is 5.375%. The current UPB is $xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
The BWR filed for bankruptcy under chapter 13 on xx/xx/2019 with case #xx. The BK was discharged on xx/xx/2024.
As per the tape, the subject property is owner-occupied.
																																																																																	xx: xx: The borrowers, xx	xx	xx	Field: xx Status xx: Collections xx: Bankruptcy |---| |----| Comment: xx Status is Collections xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx: xx/xx/2004 xx: xx/xx/2005 Variance: -11 xx Variance %: Comment: xxis xx/xx/2004 xx: Initial xx: Field: xx String xx: 00444444444443222222222 xx: 00000000000000000000000 Variance: Variance %: Comment: xx String is 044444444444443222222222 xx: Initial xx: Field: xx Street xx: xx xx: Variance: Variance %: Comment: xx Street xx: Initial xx:	2: Acceptable with Warnings			* Missing credit report xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			667	Not Applicable
10851388	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.500%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of $xxvor of xx.
No active judgments or liens were found.
2024 county annual taxes are due on xx/xx/2024 for the amount of $xx.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $550.40, which was applied for the due date of xx/xx/2024. The current monthly P&I is $495.09 with an interest rate of 9.20%. The current UPB reflected as per the payment history is $xx.5.
As per the payment history, the deferred balance is $4,488.84.
..	xx: The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.5.
As per the servicing comment dated xx/xx/2024, the reason for default is the borrower’s death.
As per the tape data, the foreclosure was initiated with the loan on xx/xx/2019. As per servicing comment dated xx/xx/2023, the foreclosure has been put on hold due to BK payment reconciliation. As per the tape, FC status is suspended.
The borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2019, and bankruptcy is still active.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: As per the tape data, the foreclosure was initiated with the loan on xx/xx/2019. As per servicing comment dated xx/xx/2023, the foreclosure has been put on hold due to BK payment reconciliation. As per the tape, FC status is suspended. Further details were not provided.
xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2019. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx was filed by the creditor xx, FSB, on xx/xx/2019, for the secured claim amount of $xx, and the amount of arrearage is $6,443.82. The amended chapter 13 xx plan was filed on xx/xx/2021 and confirmed on xx/xx/2021. The borrower shall pay a monthly mortgage payment of $600.34 per month for 60 months to the trustee under the chapter 13 plan. The plan reflects an arrearage for the subject loan totaling $6,978.29, and the trustee has committed to paying arrearage payments on a pro-rata basis. The bankruptcy is still active.	This conventional fixed-rate mortgage originated on xx/xx/2006 with a P&I of $507.21, a rate of interest of 9.50%, and a maturity date of xx/xx/2031. The current P&I, as per the latest payment history as of xx/xx/2024, is $495.09, and the rate of interest is 9.20%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file. As per the tape data, the deferred balance is $4,488.84.	xx	Field: xx Name xx: xx xx: ESTATE OF xx|---| |----| Comment: xx Name is xx xx: Initial xx:
Field: Collections - xx: * Other / xx List *   xx: xx   Variance:    Variance %:    Comment: Collections - xx (Enumerated *Other/ xx List*   xx: Initial   xx:
Field: xx Status   xx: xx: Referred to Attorney   Variance:    Variance %:    Comment: xx Status is xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: $4488.84   Variance:    Variance %:    Comment: xx Amount is xx: Initial   xx:
Field: Did a xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Date   xx: xx/xx/2006   xx: xx/xx/2006   Variance: -5 xx   Variance %:    Comment: xx Date is xx/xx/2006   xx: Initial   xx:
Field: xx/xx: Bankruptcy   xx: xx   Variance:    Variance %:    Comment: xx / xx is xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: Fixed   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.19   Variance %: 0.00032%   Comment: As per the note original Balance xx is $xx and as per tape data original balance is $xx.   xx: Initial   xx:
Field: xx Rate   xx: 9.50000%   xx: 9.20000%   Variance: 0.30000%   Variance %: 0.30000%   Comment: xx Rate is 9.50000%   xx: Initial   xx:
Field: xx String   xx: 002222223232232232222224   xx: 00000112012001234566666   Variance:    Variance %:    Comment: xx String is 002222223232232232222224   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: xx Application is Refinance   xx: Initial   xx:
Field: xx Date xx: Unavailable xx: xx/xx/2031 Variance: Variance %: Comment: xx Date is xx/xx/2031 xx: Initial xx:	4: Unacceptable	* Property is xx	* xx"Final application is missing from the loan documents."
* xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx.

Loan failed TILA xx Finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx.

																																																																																								Loan failed TILA APR test due to APR calculated 8.587% exceeds APR threshold 10.155% under disclosed by -1.568%.xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97959062	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Investor	Yes	Yes	No	692	Not Applicable	23.020%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 in favor of xx in the amount of $xxre is an active junior xx mortgage against the subject property in favor of xx LLC which originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument | Book/Page# xx. The mortgage amount is not mentioned.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,507.36 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,507.36 with an interest rate of 10.25%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is loss of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 1.83 years on the job as a CEO with xx.
xx: xx: xx	xx	Field: ARM xx Percent xx: 6.500% xx: 450.000% |---| -443.500% |----| -443.50000% Comment: NA xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Rate   xx: 6.50000%   xx: 10.25000%   Variance: -3.75000%   Variance %: -3.75000%   Comment: Original rate is 6.500%.   xx: Initial   xx:
																																																																																				Field: xx String xx: 000003210004444444444321 xx: 000000000000000000100000 Variance: Variance %: Comment: NA xx: Initial xx:	3: Curable		* Type of Ownership is Leasehold or Cooperative xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
52150054	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	09/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	537	588	26.185%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2020	$xx	Not Applicable	4.500%	$538.85	12/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 in the amount of $xx“xx.” There is an active prior mortgage against the subject property in the amount of $xxvor of "xx, Inc." which was recorded on xx/xx/1999. The annual combined taxes for 2024 were paid in the amount of $xx/xx/2024. The annual water/sewer charges for 2024 have been delinquent in the amount of $xxd good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $955.12 which was applied for the due date of xx/xx/2024. The current P&I is $538.85 and the interest rate is 4.500%. The current UPB is $xx. PH shows large transaction was made in Aug 2024 in the total amount of $5,434.28. As per the collection comment dated xx/xx/2024, these are BWR payments.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $955.12 which was applied for the due date of xx/xx/2024. The current P&I is $538.85 and the interest rate is 4.500%. The current UPB is $xx.
As per the FC document located at “xx”, the foreclosure was initiated in 2016. The complaint was filed on xx/xx/2016. The foreclosure was placed on hold as the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2020. The bankruptcy case was discharged on xx/xx/2024 and terminated on xx/xx/2024. Further details not provided.
As per the collection comment dated xx/xx/2024, the RFD is excessive obligations.
The modification agreement was made between the borrower and lender on xx/xx/2020.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

xx: As per the FC document located at “xx”, the foreclosure was initiated in 2016. The complaint was filed on xx/xx/2016. The foreclosure was placed on hold as the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2020. The bankruptcy case was discharged on xx/xx/2024 and terminated on xx/xx/2024. Further details not provided.
xx: According to the PACER, the borrowers, “xx,” filed for bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. The POC was filed on xx/xx/2020, with the secured claim amount of $xx and the arrearage amount is $6,650.21. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The plan was confirmed on xx/xx/2021. The bankruptcy case was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower and lender on xx/xx/2020 and the new modified principal balance is $xx. The monthly P&I is $538.85 with an interest rate of 4.500% beginning on xx/xx/2020 until a maturity date of xx/xx/2050.	xx Right of Rescission	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Yes. xx: Initial xx:
Field: Collections - xx: xx: xx, LLC   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx of xx: xx/xx/2020   xx: xx/xx/2020   Variance: -36 xx   Variance %:    Comment: xx/xx/2020.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Rate   xx: 10.25000%   xx: 4.50000%   Variance: 5.75000%   Variance %: 5.75000%   Comment: Original stated rate 10.25%.   xx: Initial   xx:
Field: xx String   xx: 001234444444444444444444   xx: 43256677899930000111212   Variance:    Variance %:    Comment: 0044444444444444444444444.   xx: Initial   xx:
																																																																																				Field: Purpose of xx HUD-1 xx: Debt consolidation xx: xx - Other Variance: Variance %: Comment: Purpose of refinance xx. xx: Initial xx:	3: Curable		* xx Affidavit xx	* xx"The final application is missing from the loan documents." * xx TILA xx"Loan failed TILA finance charge test due to calculated finance charge of $xx exceeding disclosed finance charge of $xx under disclosed by -$219.89. Loan failed TILA foreclosure rescission finance charge test due to calculated finance charge of $xx exceeding disclosed finance charge of $xx under disclosed by -$184.89." * Right of Rescission missing or unexecuted xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	595
96171088	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Unavailable	10.990%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2018	$xx	$1,302.00	4.000%	$296.86	09/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2000, and it was recorded on xx/xx/2000 in the amount of $xxvor of “xx xx”
There is an active prior mortgage found against the subject property in favor of the “xx." in the amount of $xx, and it was recorded on xx/xx/1995.
There is a junior civil judgment found against the subject property in favor of xx, Ltd., which was recorded on xx/xx/2008. "xx, Ltd".
The 1st and 2nd installments of county taxes for 2023-2024 have been paid in the total amount of $xx xx/xx/2024 and xx/xx/2024, respectively.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $555.04, which applied for xx/xx/2024. The current P&I is $296.86 with an interest rate of 4.000%. The UPB is $xx. As per seller's tape, the deferred balance is $2,192.58.	xx: The current status of the loan is in collection
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month and the next due date of payment is xx/xx/2024. The current P&I is $296.86 with an interest rate of 4.000%. The UPB is $xx.
The loan modification agreement was made between the borrower and lender on xx/xx/2018.
No foreclosure activity has been found.
The debtors, 'xx  and xx , filed for bankruptcy under chapter 7 with case #xx on xx/xx/2014, and the case was discharged on xx/xx/2014 and terminated on xx/xx/2024.
As per the comment dated xx/xx/2024, the reason for the default is the illness of the borrower.
As per the seller's tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged by the wind. The claim was filed in the amount of $xx. As per the inspection report dated xx/xx/2023 located at xx, the repair has been 100% completed. No further details provided.

																																																																																	xx: xx: According to the PACER, the debtors, 'xx and xx , filed for bankruptcy under chapter 7 with case #xx on xx/xx/2014, and the case was discharged on xx/xx/2014 and terminated on xx/xx/2014. As per schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The reaffirmation agreement was filed on xx/xx/2014, located at #Doc-8, with the total amount of debt being $2,380.62. The debtors agree to repay the reaffirmation amount in 11 monthly installments of $250.00 each. There is an interest being charged of 21.99% on the reaffirmation monthly payments.	The loan modification agreement was made between the borrower and lender on xx/xx/2018. The new modified rate is 4.000% and borrower promises to pay the P&I of $296.86 which began on xx/xx/2018. The new principal balance is $xx. The deferred balance is $1,302.00 and the interest bearing amount is $xx. The maturity date is xx/xx/2058.			2: Acceptable with Warnings			* xx xx		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			509	536
33981020	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	6.830%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xxfor the amount of $xxere is a junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender “xx, NA” for the amount of $xxe annual school taxes for 2025 were paid in the amount of $xxfirst, second, and third installments of combined taxes for 2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $668.04, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx, and the deferred balance is $318.51. The current P&I is $668.04, and the interest rate is 6.830%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx, and the deferred balance is $318.51.
The loan has not been modified.
The foreclosure was not initiated.
The borrower, “xx G.” filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2011. The bankruptcy was discharged on xx/xx/2011, and the case was terminated on xx/xx/2011.
As per the BPO xx dated xx/xx/2022, the subject property is owner occupied.
As per the BPO xx dated xx/xx/2022, the subject property needs repairs in the amount of $3,307.00 for scrap, paint, and resurfacing the asphalt driveway. CCs do not show damage. Unable to determine whether the repairs have been completed or not.

xx: xx: The borrower, “xx G.,” filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2011. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $xx. The bankruptcy was discharged on xx/xx/2011, and the case was terminated on xx/xx/2011.	xx	xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Amount   xx: xx: $318.51   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2007   xx: xx/xx/2007   Variance: -5 xx   Variance %:    Comment: First payment date reflects xx/xx/2007.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.93   Variance %: 0.00106%   Comment: As per note original balance reflects $xx.   xx: Initial   xx:
Field: xx String   xx: 000000000000100000000000   xx: 00000000001111000000000   Variance:    Variance %:    Comment: 0   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction reflects cash-out.   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of application reflects refinance.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2027 xx: xx/xx/2027 Variance: 21 xx Variance %: Comment: Stated maturity date reflects xx/xx/2027. xx: Initial xx:	2: Acceptable with Warnings			* xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,307.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	Not Applicable
6001978	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	11.740%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2019	$xx	Not Applicable	10.490%	$619.98	12/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxvor of xx Inc. No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $xxx/2025. The annual city taxes for 2024 were paid in the amount of $xxxx/xx/2024. The annual county taxes for 2023 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $810.83 which was applied for the due date of xx/xx/2024. The current monthly P&I is $619.98 with an interest rate of 10.490%.The current UPB reflected as per the payment history is $6,454.06.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $6,454.06.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2019.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the collection comment dated xx/xx/2023, the FEMA disaster was declared on xx/xx/2023 for the Tennessee severe storms, straight-line winds, and tornadoes. CCs do not show damages.
The collection comment does not show the borrower’s income impacted by Covid-19.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2019 shows the new modified unpaid principal balance and interest bearing amount is $xx. The borrower agreed to pay the modified monthly P&I of $619.98 with a modified interest rate of 10.490% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2025. There is no deferred balance and principal forgiven amount.	xxin xx.	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx of xx: xx/xx/2019   xx: xx/xx/2019   Variance: 7 xx   Variance %:    Comment: The last mod date was xx/xx/2019 as per latest mod.The tape shows xx/xx/2019.   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: No.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2004   xx: xx/xx/2004   Variance: -3 xx   Variance %:    Comment: The first payment date per note is xx/xx/2004 and tape shows xx/xx/2004.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.31   Variance %: 0.00047%   Comment: xx note doc balance is $xx and the tape shows 64,973.00.   xx: Initial   xx:
Field: xx Rate   xx: 11.74000%   xx: 10.49000%   Variance: 1.25000%   Variance %: 1.25000%   Comment: The stated rate is 11.74% which changed as 10.49% due to modification.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 22331111101233223450000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: As per hud-1.   xx: Initial   xx:
Field: xx Application xx: Refinance xx: Purchase Variance: Variance %: Comment: As per hud-1. xx: Initial xx:	3: Curable	* xx xx"Loan failed interest rate test due to interest rate 11.740% interest rate allowed 9.120% over by +2.620%. Loan failed brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xx and Regulations, brokerage fee is synonymous with finder fee." * LTV or CLTV exceeds 104% xx	* xx"Final 1003 is missing from the loan documents."
* xx TILA xx"Loan failed TILA finance charge test due to the finance charge disclosed on final TIL being $xx and the calculated finance charge being $xx for an under-disclosed amount of -$xx.   Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL being $xx and the calculated finance charge being $xx for an under-disclosed amount of -$xx.   Loan failed TILA APR test due to calculated APR of 12.614% exceeding APR threshold of 11.437% by -1.177%."
* Final TIL Missing or xx"Final TIL signed by the borrower is missing from the loan documents."
																																																																																								* GSE Points and xx Violations xx		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			639	Not Applicable
19500500	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,785.56	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.000%	Unavailable	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2016	$xx	Not Applicable	5.000%	$142.34	03/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1993 and was recorded on xx/xx/1993 in the amount of $xxvor of xx . No active judgments or liens were found. The 1st installment of town taxes for 2024 is delinquent in the total amount of $xx good through xx/xx/2024. The 2nd installment of town taxes for 2024 is due in the total amount of $xxxx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $427.28 which was applied for the due date of xx/xx/2024. The current monthly P&I is $142.34 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $1,056.27.
PH shows large payment in the amount of $1,771.10 on xx/xx/2024, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. As per the servicing comment dated xx/xx/2024, the borrower made bulk payment.	xx: The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $1,056.27.
As per the servicing comment dated xx/xx/2024, the reason for default is sickness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The modification agreement signed between the borrower and lender with an effective date of xx/xx/2016.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx/xx/2024, the borrower is impacted by covid-19.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $142.34 with a modified interest rate of 5.00% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2026. As per modification agreement, the lender has forgiven principal in the amount of $1,295.94.	xx HUD-1 xx	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: Unavailable   xx: xx/xx/1993   Variance:    Variance %:    Comment: UN   xx: Initial   xx:
Field: xx: xx/xx/1993   xx: xx/xx/1993   Variance: -5 xx   Variance %:    Comment: Actual data shows original note doc date is xx/xx/1993.   xx: Initial   xx:
Field: xx String   xx: 232114322221221111111111   xx: 00001121000000100000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Application xx: Refinance xx: Purchase Variance: Variance %: Comment: Purpose per application Refinance. xx: Initial xx:	4: Unacceptable	* Property is xx	* HUD-1 xx missing or unsigned xx	* xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			515	481
37475286	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	10/xx/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.330%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2021	$xx	$1,000.40	4.500%	$500.20	03/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $xxxx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2003 and recorded on xx/xx/2004 in the amount of $xx with xx.
There is an active junior mortgage against the subject property which was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxxx.
The annual school taxes for 2024 were paid in the amount of $xxxx/xx/2024.
The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which was applied for the due date of xx/xx/2024. The current P&I is $500.20 and the interest rate is 4.500%. The current UPB is $xx. As per tape data, the deferred balance is $xx	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $626.24 which was applied for the due date of xx/xx/2024. The current P&I is $500.20 and the interest rate is 4.500%. The current UPB is $xxx. As per tape data, the deferred balance is $1,000.40.
No bankruptcy evidence has been found.
The foreclosure was initiated in 2023. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
The modification agreement was made between the borrower and lender on xx/xx/2021.
As per the collection comment dated xx/xx/2024, the RFD is medical issues.
As per tape data, the subject property is owner occupied.
As per the BPO report dated xx/xx/2024 located at "xx", the subject property needs repairs. The cost of repair is unable to be determined. CCs do not show damage. No evidence has been found regarding repair completion.

xx: The foreclosure was initiated in 2023. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
xx: xx	The modification agreement was made between the borrower and lender on xx/xx/2021 and the new principal balance is $xx. The monthly P&I is $500.20 with an interest rate of 4.500% beginning on xx/xx/2021 until a maturity date of xx/xx/2025. The deferred balance is $1,000.40 and the interest bearing amount is $xx.	xxin xx.	Field: Collections - xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Currently in Foreclosure is Yes   xx: Initial   xx:
Field: xx of xx: xx/xx/2021   xx: xx/xx/2021   Variance: -79 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: xx Indicator is No   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2005   xx: xx/xx/2005   Variance: -4 xx   Variance %:    Comment: xx Date is xx/xx/2005   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.45   Variance %: 0.00040%   Comment: xxis $109.807.45   xx: Initial   xx:
Field: xx Rate   xx: 8.33000%   xx: 4.50000%   Variance: 3.83000%   Variance %: 3.83000%   Comment: xx Rate is 8.33000%   xx: Initial   xx:
Field: xx String   xx: 000000004444444323321211   xx: 11122232234322110011000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:  xx: Variance:    Variance %:    Comment: xx Street is  xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction is xx: Initial   xx:
Field: xx Application xx: Refinance xx: Purchase Variance: Variance %: Comment: Purpose per Application is Refinance xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx"Final application is missing from the loan documents."
* xx xx"This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* xx TILA xx"Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx.

TILA xxTest due to finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx.

The loan failed TILA PAR test due to APR calculated 7.527% exceeds APR threshold of 8.531% over by -1.004%. Subject loan is escrowed."
* Final TIL Missing or xx"Final truth in xx is not signed by borrower."
																																																																																								* TIL not hand dated xx		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	634	643
95387142	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$9,378.56	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.391%	360	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2016	$xx	Not Applicable	7.391%	$1,066.51	03/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1996 in the amount of $xxthe lender, xxof xx, which was recorded on xx/xx/1996.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 were paid in the amount of $xxfirst installment of school taxes for 2024-2025 is paid in the amount of $xx/xx/2024.
The second installment of school taxes for 2024-2025 is due in the amount of $xx/xx/2025.
The annual school taxes for 2023-2024 were delinquent in the amount of $xx with a good-through date of xx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $3,286.29, which was applied for the due date of xx/xx/2024. The current P&I is $1,066.51 with an interest rate of 7.391%. The current UPB is $xx.	xx: The current status is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $3,286.29, which was applied for the due date of xx/xx/2024. The current P&I is $1,066.51 with an interest rate of 7.391%. The current UPB is $xx.
The RFD is unable to be determined.
As per the BPO dated xx/xx/2022 located at "xx," the subject property was damaged, and the roof and siding of the subject property need to be repaired. The estimated cost of repair was $xx. No comments have been found regarding the repair completions.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

xx: xx: xx	The loan maturity extension agreement was made between the BWR and lender on xx/xx/2016. As per this agreement, the new principal balance was $xx, and the borrower promises to pay the P&I in the amount of $1,066.51 at a rate of 7.391%. The new maturity date is xx/xx/2026. This loan maturity extension agreement modifies the maturity date, interest rate, P&I and UPB. Tape also shows that loan was modified on xx/xx/2016.	xx	Field: Collections - xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx String   xx: 111111111111111111111011   xx: 00000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:  Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2026 xx: xx/xx/2026 Variance: -2 xx Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	733
13744057	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.520%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	673	584	29.585%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 with xx in the amount of $xxh was recorded on xx/xx/2003. No active judgments or liens have been found. The first and second installments of county taxes for 2024-2025 were due in the amount of $xx/xx/2024 and xx/xx/2025. No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $718.72, which was applied for the due date of xx/xx/2024. The current P&I is $506.71 with an interest rate of 6.520%. The current UPB is $xx. As per the tape, there is a deferred balance in the amount of $734.30.	xx: The current status is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $718.72, which was applied for the due date of xx/xx/2024. The current P&I is $506.71 with an interest rate of 6.520%. The current UPB is $xx.
As per the comment dated xx/xx/2023, the RFD was excessive obligation.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
xx: xx: xx	xx	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx:
Field: xx Amount   xx: xx: $734.30   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: Occupancy at Origination xx: Secondary   xx: Primary   Variance:    Variance %:    Comment: Occupancy reflects secondary.   xx: Initial   xx:
Field: xx String   xx: 000000000001000010000000   xx: 00000000101000000000000   Variance:    Variance %:    Comment: 0.   xx: Initial   xx:
Field: xx Street xx: xx: Variance: Variance %: Comment: Property street address reflects xx. xx: Initial xx:	2: Acceptable with Warnings	* xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$102.87."
* GSE Points and xx Violations xx     "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds.

																																																																																								This loan failed the predatory xx guidance test due to one or more of the following findings. The loan failed the allowable points and fees test.xx		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			672	633
70721500	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.150%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	528	Not Applicable	28.036%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxvor of xx There is a utility lien on the subject property in favor of xx Water and xx in the amount of $xx, which was recorded on xx/xx/2015. The annual combined tax for 2024 is due in the amount of $xxx/2025. The annual combined tax for 2024 was paid in the amount of $xxxx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The last payment was received on xx/xx/2024 in the amount of $666.00, which was applied for the due date of xx/xx/2024. The current monthly P&I is $518.99 with an interest rate of 10.15%. The current UPB reflected as per the payment history is $xx and deferred balance is $1,244.18.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx and deferred balance is $1,244.18.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the BPO report dated xx/xx/2018, located at xx, the subject property needs exterior repairs, and the cost to cure is $1,000.00. As per the BPO report dated xx/xx/2022, located at xx, no damages were found. CCs do not show damages.
As per the tape data, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xx		Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A xx: Initial xx: Field: xx Amount xx: xx: $1244.18 Variance: Variance %: Comment: xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: N.A xx: Initial xx: Field: xx String xx: 000000000000000000000000 xx: 00000000000000000000000 Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* Property is xx				Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	Not Applicable
32667343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.450%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $xxxx
No active judgments or liens have been found.
The first installment of combined taxes for 2023 was paid in the amount of $xxxx/xx/2024.
The second installment of combined taxes for 2023 is due in the amount of $xxx/2025.
 No prior year’s delinquent taxes have been found.
UT shows the “wind farm neighbor agreement” was made between the borrower, xx” recorded on xx/xx/2012. The subject property was located near the proposed wind farm. The property may affect the operation of the turbines and met towers, such as extra noise, dust, and traffic for several months during construction of the wind farm.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $839.03 which was applied for the due date of xx/xx/2024. The current P&I is $481.01 and the interest rate is 6.450%. The current UPB is $xx. As per tape data, the deferred balance is $3,956.33.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $839.03 which was applied for the due date of xx/xx/2024. The current P&I is $481.01 and the interest rate is 6.450%. The current UPB is $xx. As per tape data, the deferred balance is $3,956.33.
No bankruptcy and foreclosure evidence has been found.
As per tape data, the subject property is owner occupied.
As per the BPO report dated xx/xx/2022, the subject property needs repairs for fixing trim and paint. The cost of repair was $500.00. Tape shows that the subject property was damaged. The latest BPO is not found in the loan file to validate the damages/repairs. CCs do not show damages. No evidence has been found regarding repair completion.

xx: xx: xx	xx	Field: Collections - xx: xx: xx |---| |----| Comment: NA xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Amount xx: xx: $3956.33 Variance: Variance %: Comment: NA xx: Initial xx: Field: xx String xx: 000000000000000000000000 xx: 00000000000000000000000 Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Date xx: xx/xx/2034 xx: xx/xx/2034 Variance: 23 xx Variance %: Comment: Stated maturity date is xx/xx/2034. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx xx"This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

The loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
xx Fee paid by Borrower: $25.00
xxpaid by Borrower: $646.00
xx Fee paid by Borrower: $150.00
xxpaid by Borrower: $50.00
xx paid by Borrower: $300.00
xx paid by Borrower: $190.00
xx Fee paid by Borrower: $60.00
xx Fee paid by Borrower: $60.00
xx, Wire, or xx paid by Borrower: $50.00
xx/Stamps paid by Borrower: $25.00"
* GSE Points and xx Violations xx     "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrowerxx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40303620	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.800%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	42.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of $xx with xx as nominee for xx. There are two hospital liens against the BWR xx	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $638.50, which was applied for the due date of xx/xx/2024. The current P&I is $638.50 with an interest rate of 9.800%. The current UPB is $xx. As per the deferral agreement located at xx	xx: The current status is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. The RFD is unable to be determined. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. xx: xx: xx	xx	Notice of xx	Field: Collections - xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A. xx: Initial xx: Field: xx Amount xx: xx: $3560.88 Variance: Variance %: Comment: xx: Initial xx: Field: xx String xx: 000000112101111100110011 xx: 00000100000001000001100 Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* GSE Points and xx Violations xx "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds. Loan failed GSE xx prepayment penalty term test due to the loan charges a prepayment penalty with a term exceeding 3 years." * Notice of xx missing or unexecuted xx		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
645629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$xx	09/xx/2024	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	6.295%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	723	46.260%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2017	$xx	Not Applicable	2.000%	$375.20	12/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxh “xx”.
There are three junior mortgages against the subject property. The first junior mortgage against the subject property is in favor of xx, xx, in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 with instrument | Book/Page #xx. The second junior mortgage against the subject property is in favor of xx, xx, in the amount of $xxich originated on xx/xx/2007 and was recorded on xx/xx/2007 with instrument | Book/Page #xx and the third junior mortgage against the subject property in favor of the xx, an agency of the County of xx, in the amount of $xxich originated on xx/xx/2008 and was recorded on xx/xx/2008 with instrument | Book/Page #xx.
There are three certificates of sale found against the subject property in favor of xx L. xx, Collector of Taxes, in the total amount of $xxich were recorded on different dates.
There are four civil judgments found against the subject borrower in the total amount of $xxed by different plaintiffs & recorded on different dates.
There is a civil judgment found against the borrower in favor of xx in the amount of $xxich was recorded on xx/xx/2017.
There is a certificate of tax sale for water sewer with certificate number xx against the subject property in the amount of $xxthe favor of the xx, which was recorded on xx/xx/2024. No redemption was found.
The 1st and 2nd installments of town taxes for 2025 are due in the total amount of $xxn xx/xx/2025 and xx/xx/2025.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 were paid in the total amount of $xxn different dates.
The annual utilities charges for 2024 have been delinquent in the amount of $xxich were good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,448.89, which was applied for the due date of xx/xx/2024. The current P&I is $375.20 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $xx. The deferred balance is located at xx	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
The foreclosure was initiated in 2014 with the loan. As per the notice of lis pendens located at Ln#xx page#xx, the foreclosure complaint was filed on xx/xx/2014 in favor of xxwith case# xx which was recorded on xx/xx/2014. The notice of cancellation is located at xx, recorded on xx/xx/2017.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2015. The bankruptcy was discharged on xx/xx/2015.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
xx: The foreclosure was initiated in 2014 with the loan. As per the notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2014 in favor of xxwith case# xx which was recorded on xx/xx/2014. The notice of cancellation is located at xx, recorded on xx/xx/2017.

xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2015. As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2015.	This modification agreement signed between the borrower, xx, and lender, xx , with an effective date of xx/xx/2017, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $375.20 with a modified interest rate of 2.000% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2057. There is no deferred balance and principal forgiven amount.	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx.   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Amount   xx: xx: $5647.44   Variance:    Variance %:    Comment: xx Amount is xx.   xx: Initial   xx:
Field: xx of xx: xx/xx/2017   xx: xx/xx/2017   Variance: -42 xx   Variance %:    Comment: Doc date of xx is xx/xx/2017   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Required MI? is xx.   xx: Initial   xx:
Field: xx Rate   xx: 6.29500%   xx: 2.00000%   Variance: 4.29500%   Variance %: 4.29500%   Comment: xx Rate is 6.29500%   xx: Initial   xx:
Field: xx String   xx: 000100111100000000000000   xx: 90000000000000000000000   Variance:    Variance %:    Comment: xx Strings is 001001110000000000000000000   xx: Initial   xx:
																																																																																				Field: xx Street xx: xx: Variance: Variance %: Comment: xx is xx. xx: Initial xx:	2: Acceptable with Warnings			* xx xx"Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower; xx paid by Borrower: $450.00 xx paid by Borrower: $950.00 Other paid by Borrower: $75.00xx		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			608	521
43495563	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	13.750%	180	xx	xx	HELOC	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/xx/2016	$xx	Not Applicable	5.000%	$242.89	03/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1996 with the lender xx, in the amount of $xxich was recorded on xx/xx/1996. No active judgments or liens have been found. Annual county taxes for 2024 are exempt for xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $317.28 which was applied for the due date of xx/xx/2024. The current P&I is $242.89 and the interest rate is 5.000%. The current UPB is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $317.28 which was applied for the due date of xx/xx/2024. The current P&I is $242.89 and the interest rate is 5.000%. The current UPB is $xx. No bankruptcy and foreclosure evidence has been found. As per tape data, the subject property is owner occupied. No damage or repairs have been found. xx: xx: xx	The modification agreement was made by and between the borrower and the lender with an effective date of xx/xx/2016 and the new modified principal balance is $xx. The interest bearing amount is $xx. The borrower promises to pay the P&I in the amount of $242.89 with an interest rate of 5.000% beginning of xx/xx/2016 until the maturity date of xx/xx/2026. The lender agreed to forgive the principal amount of $2,556.79 which exceeds 2% of the modified principal balance.	xx	Field: Collections - xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Rate   xx: 13.75000%   xx: 5.00000%   Variance: 8.75000%   Variance %: 8.75000%   Comment: Original stated rate is 13.75%   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: HUD transaction is cash out.   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of application is Refinance.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2026 xx: xx/xx/2026 Variance: -168 xx Variance %: Comment: Stated maturity date is xx/xx/2026. xx: Initial xx:	2: Acceptable with Warnings			* xx		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
44348499	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.293%	471	xx	xx	HELOC	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$xx	Not Applicable	5.293%	$184.07	06/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1991 and recorded on xx/xx/1991 with the lender xx, a corporation, for the amount of $xxNo active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2024 was paid in the amount of $xxThe second installment of county for 2024 is due in the amount of $xx/xx/2024.
The water/sewer charges for 2024 are delinquent in the amount of $xxon xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $353.93 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $184.07 and the interest rate is 5.293%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has been modified on xx/xx/2022.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO xx dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the subject property burned down. The latest BPO report is not available. Unable to determine whether the repairs have been completed.

xx: xx: xx	The modification agreement was made on xx/xx/2022 between the borrower, “xx,” and the lender, “xx” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $184.07 and an interest rate of 5.293% beginning on xx/xx/2022 until the maturity date of xx/xx/2030.	xxin xx. xx Right of Rescission	Field: xx Name xx: Walter xx: ANNA |---| |----| Comment: BWR first name is Walter. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx of xx: xx/xx/2022   xx: xx/xx/2022   Variance: -24 xx   Variance %:    Comment: xx/xx/2022.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Indicator   xx: Unavailable   xx: Yes   Variance:    Variance %:    Comment: Unavailable.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000011201010000   Variance:    Variance %:    Comment: Payment history string 000000000000000000000000.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   xx: Initial   xx:
Field: xx Application xx: Refinance xx: Purchase Variance: Variance %: Comment: Purpose per application is refinance. xx: Initial xx:	2: Acceptable with Warnings	* xx"The final application is missing from the loan documents."
* Final TIL Missing or xx"Final TIL is missing from the loan documents."
* xx"Appraisal is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60031057	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$1,071.32	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.500%	360	xx	xx	HELOC	ARM	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1996 with xxin the amount of $xxich was recorded on xx/xx/1996.
There are two prior mortgages against the subject property in favor of xx under the laws of the State of Vermont. The first prior mortgage was originated on xx/xx/1987 in the amount of $xxcorded on xx/xx/1987. The second prior mortgage was originated on xx/xx/1988 in the amount of $xx00, recorded on xx/xx/1988.
There is a USA lien against the borrower in favor of the xx of America in the amount of $xxorded on xx/xx/2016.
The annual school taxes for 2024 are delinquent in the amount of $xx32, which is good through xx/xx/2024.
The annual village taxes for 2024 have been paid in the amount of $xxxx/xx/2024.
The annual town taxes for 2024 have been paid in the amount of $xxxx/xx/2024.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $591.77, which was applied for the due date of xx/xx/2024. The current P&I is $311.58 with an interest rate of 10.750% and PITI is $591.77. The UPB is $xx, and the deferred balance is $xx.	xx: According to the service comment, the current status of the loan is performing.
  As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx, and the deferred balance is $156.71.
As per the tape data, the subject property is owner-occupied.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the BPO report dated xx/xx/2022, the subject property needs siding repairs, exterior paint, landscaping, and cleanup in the total amount of $xx. There is no evidence of completion repairs found. The latest BPO is not available in the loan file. CCs do not show damage.
xx: xx: xx	xx	ARM xx Application	Field: ARM xx Percent xx: 10.500% xx: 230.000% |---| -219.500% |----| -219.50000% Comment: ARM lifetime floor percent is 10.50%. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Amount   xx: xx: $156.71   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-20000.00   Variance %: -19.60784%   Comment: Original appraised value is $xx.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $5813.00   Variance %: 19.78085%   Comment: Original balance $xx.   xx: Initial   xx:
Field: xx Rate   xx: 10.50000%   xx: 10.75000%   Variance: -0.25000%   Variance %: -0.25000%   Comment: xx Rate is 1.50000%.   xx: Initial   xx:
																																																																																				Field: xx String xx: 000000000000000000000000 xx: 00000000000000000000000 Variance: Variance %: Comment: Payment history string 0000000000000000000000000. xx: Initial xx:	4: Unacceptable	* Property is xx		* xx"Final application is missing from the loan documents." * xx"Borrower billing rights are missing from the loan documents." * Mortgage - Missing required ARM Rider xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28239923	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	596	Not Applicable	53.632%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of $xxh xx as nominee for xx, LLC. No active judgments or liens have been found. The first and second installments of county taxes for 2023/2024 were paid in the amount of $xxn xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $568.00, which was applied for the due date of xx/xx/2024. The current P&I is $568.00 with an interest rate of 8.990%. The current UPB is $xx. As per the tape, there is a deferred balance in the amount of $xx.	xx: The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
The RFD is unable to be determined.
As per the comment dated xx/xx/2024, the foreclosure was initiated and the complaint was prepared on xx/xx/2024. The comment dated xx/xx/2024 shows that FC was closed as the loan was reinstated. Further details were not provided.
The BWR filed the bankruptcy under chapter 13 on xx/xx/2019 with case #xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.
No evidence of damage or repair has been found.
As per the tape, the subject property is owner-occupied.

xx: As per the comment dated xx/xx/2024, the foreclosure was initiated and the complaint was prepared on xx/xx/2024. The comment dated xx/xx/2024 shows that FC was closed as the loan was reinstated. Further details were not provided.
xx: The BWR filed the bankruptcy under chapter 13 on xx/xx/2019 with case #xx. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the claim amount of $xx and an arrearage amount of $5,629.22. As per the voluntary petition, the value of collateral was $xx, and the amount of the claim was $xx. The unsecured portion is $xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: NA xx: Initial xx:
Field: Collections - xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Amount   xx: xx: $2746.58   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx String   xx: 000000004444444444444444   xx: 00100110001123456666666   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Street   xx:  xx:    Variance:    Variance %:    Comment: Property address is 1.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2033 xx: xx/xx/2033 Variance: 8 xx Variance %: Comment: Maturity date is xx/xx/2033. xx: Initial xx:	2: Acceptable with Warnings			* xx xx Failed xx "This loan failed the Indiana license validation test." * GSE Points and xx Violations xx "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds." * ROR not hand dated by borrowerxx		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			649	Not Applicable
56838437	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.050%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	656	609	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2016	$xx	$198.85	5.000%	$412.90	03/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxh xx Co. of xx.
There is an active prior mortgage against the subject property in favor of xx. in the amount of $xxich originated on xx/xx/1996 and was recorded on xx/xx/1996 with the Book/Page xx.
There are two civil judgments found against the borrower in the total amount of $xxiled by different plaintiffs and recorded on different dates.
There are two credit card judgments found against the borrower in the total amount of $xxiled by different plaintiffs and recorded on different dates.
The combined annual taxes for 2024 are paid in the amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $555.97, which was applied for the due date of xx/xx/2024. The current P&I is $412.55 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $xx. The deferred balance is $197.79.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the comment dated xx/xx/2024, the reason for default is the death of the borrower.
The modification agreement was made between the lender and borrower on xx/xx/2016.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

xx: xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2010. As per the voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $8,380.00. The POC was filed on xx/xx/2010, with the claim amount of $xx and the arrears amount of $0.00. The chapter 13 plan was filed on xx/xx/2010 and was confirmed on xx/xx/2011. The borrower shall pay a monthly mortgage payment of $1,000.00 per month for a period of 36 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.	The modification agreement was made between the lender and borrower on xx/xx/2016. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $198.85. The monthly P&I is $412.90 with an interest rate of 5.000% beginning on xx/xx/2016 and a maturity date of xx/xx/2029.	xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: NA xx: Initial xx:
Field: xx Name   xx: xx   xx:xx Variance:    Variance %:    Comment: Last name is xx xx: Initial   xx:
Field: Collections - xx: xx: xx   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx Amount   xx: $198.85   xx: $197.79   Variance: $1.06   Variance %: 0.53592%   Comment: N.A   xx: Initial   xx:
Field: xx of xx: xx/xx/2016   xx: xx/xx/2016   Variance: 28 xx   Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2006   xx: xx/xx/2006   Variance: -4 xx   Variance %:    Comment: First payment date xx/xx/2006.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.86   Variance %: 0.00129%   Comment: Note document reflects loan amount as $xx.   xx: Initial   xx:
Field: xx: xx/xx/2006   xx: xx/xx/2006   Variance: -4 xx   Variance %:    Comment: Note document reflects note date as xx/xx/2006.   xx: Initial   xx:
Field: xx Rate   xx: 10.05000%   xx: 5.00000%   Variance: 5.05000%   Variance %: 5.05000%   Comment: Note document shows original rate is 10.050%.   xx: Initial   xx:
Field: xx String   xx: 001212211000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Transaction per HUD-1 is refinance.   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose is refinance.   xx: Initial   xx:
Field: xx Date xx: xx/xx/2029 xx: xx/xx/2029 Variance: 21 xx Variance %: Comment: Stated maturity date xx/xx/2029. xx: Initial xx:	2: Acceptable with Warnings	* xx"Final application is missing from the loan documents."
* xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx.

Loan failed TILA xx Finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx.

																																																																																								Loan failed TILA APR test due to APR calculated 9.272% exceeds APR threshold 10.197% under disclosed by -0.925%.xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56911665	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$455.38	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.740%	336	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 with the lender xxof Nevada in the amount of $xxich was recorded on xx/xx/2006. No active judgments or liens have been found. The first, second, third, and fourth installments of county taxes for 2023 were paid in the total amount of $xx. The first and second installments of county taxes for 2024 were delinquent in the amount of $xxh a good-through date of xx/xx/2024. The third and fourth installments of county taxes for 2024 were due on xx/xx/2025 and xx/xx/2025 in the amount of $xx.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $449.75 xx, which was applied for the due date of xx/xx/2024. The current P&I is $347.22 with an interest rate of 3.370%. The current UPB is $xx. As per the tape, there is a deferred balance in the amount of $1,523.08, and according to the deferral agreement located at xx	xx: The current status is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $449.75 xx, which was applied for the due date of xx/xx/2024. The current P&I is $347.22 with an interest rate of 3.370%. The current UPB is $xx.
As per the comment dated xx/xx/2024, the RFD was excessive obligations.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

xx: xx: xx	This is a fixed-rate loan. As per the note, the original P&I was $460.50 with an interest rate of 8.74000%. The current P&I per PH is $347.22, and the rate of interest is 3.370%. There is a difference in current P&I and the rate of interest with respect to note terms. As per the tape, the loan was modified on xx/xx/2012. The modification agreement is missing from the loan file.	xx	Field: Borrower #1 xx: xx: NEWTON |---| |----| Comment: Borrower #1 xx is xx: Initial xx:
Field: xx Name   xx: Geraldine   xx: GERALDIN   Variance:    Variance %:    Comment: xx Name is Geraldine   xx: Initial   xx:
Field: Collections - xx: * Other / xx List *   xx: xx   Variance:    Variance %:    Comment: Collections - xx is * Other / xx List *   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: $1523.08   Variance:    Variance %:    Comment: xx Amount is xx: Initial   xx:
Field: xx of xx: Unavailable   xx: xx/xx/2012   Variance:    Variance %:    Comment: xx of xx is Unavailable   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx Date   xx: xx/xx/2006   xx: xx/xx/2006   Variance: -6 xx   Variance %:    Comment: xx Date is xx/xx/2006   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: Fixed   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.97   Variance %: 0.00131%   Comment: xxis $xx   xx: Initial   xx:
Field: xx Rate   xx: 8.74000%   xx: 3.37000%   Variance: 5.37000%   Variance %: 5.37000%   Comment: xx Rate is 8.74000%   xx: Initial   xx:
Field: xx String   xx: 000000001210000000000000   xx: 23400000001112000000000   Variance:    Variance %:    Comment: xx String is 000000001210000000000000   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: xx Application is Refinance   xx: Initial   xx:
Field: xx Date   xx: Unavailable   xx: xx/xx/2035   Variance:    Variance %:    Comment: xx Date is xx/xx/2034   xx: Initial   xx:
Field: xx Type xx: xx: xx Variance: Variance %: Comment: xx Type is xx: Initial xx:	2: Acceptable with Warnings	* xx"Final application is missing from the loan documents."
* xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx.

Loan failed TILA xx Finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx.

Loan failed TILA APR test due to APR calculated 7.641% exceeds APR threshold 9.390% under disclosed by -1.749%."
* GSE Points and xx Violations xx     "This loan is NOT failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Property is xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
90635981	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	12.400%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx, INC. No active judgments or liens have been found. The annual combined taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual combined taxes for 2023 were paid in the amount of $xxxx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,038.93 which was applied for the due date of xx/xx/2024. The current monthly P&I is $724.15 with an interest rate of 11.800%. The current UPB reflected as per the payment history is $xx and deferred balance is $1,722.63.	xx: The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx and deferred balance is $1,722.63.
As per the collection comment dated xx/xx/2023, the reason for default is curtailment of income.
As per PACER, the borrower xx and xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2008. The bankruptcy was discharged on xx/xx/2013.
No foreclosure activity has been found.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
xx: xx: As per PACER, the borrower xx and xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2008. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is 0.00. The POC was filed by xx, Inc. on xx/xx/2008 with the secured claim amount of $xx and the arrearage is $1,976.00. The approved chapter 13 xx plan was filed on xx/xx/2008, and confirmed on xx/xx/2008. The borrower has promised to make monthly mortgage payment of $103.85 for 60 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on xx/xx/2013.	This conventional fixed-rate mortgage originated on xx/xx/2007 with a P&I of $749.67, a rate of interest of 12.4000%, and a maturity date of xx/xx/2027. The current P&I, as per the latest payment history as of xx/xx/2024, is $724.15, and the rate of interest is 11.800%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file.	xxDisclosure	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: xx: Initial xx:
Field: Collections - xx: xx: xx , Inc.   Variance:    Variance %:    Comment: Collections - xxis xx: Initial   xx:
Field: xx Status   xx: Collections   xx: Performing   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: $1722.63   Variance:    Variance %:    Comment: xx Amount is xx: Initial   xx:
Field: Did a xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx Date   xx: xx/xx/2007   xx: xx/xx/2007   Variance: -8 xx   Variance %:    Comment: xx Date is xx/xx/2007   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: Fixed   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.13   Variance %: 0.00019%   Comment: xxis $xx   xx: Initial   xx:
Field: xx Rate   xx: 12.40000%   xx: 11.80000%   Variance: 0.60000%   Variance %: 0.60000%   Comment: xx Rate is 12.40000%   xx: Initial   xx:
Field: xx String   xx: 100111111111111111111111   xx: 11010011011011101111101   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx: 1123 xx: xx   Variance:    Variance %:    Comment: xx  is xx xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose per Application is Refinance   xx: Initial   xx:
Field: xx Date xx: Unavailable xx: xx/xx/2027 Variance: Variance %: Comment: xx Date is xx/xx/2027 xx: Initial xx:	2: Acceptable with Warnings	* xx"Final application is missing from the loan documents."
* xx TILA xx"Loan failed TILA finance charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx over by -$xx.

This loan failed the TILA foreclosure rescission finance charge test.

Loan failed TILA xx finance charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx over by -$xx.
This loan failed the TILA APR test.

Loan failed TILA APR test due to APR calculated 12.400% exceeds APR threshold 11.076% over by -1.324%."
* xx Estimate missing or unexecuted xx     "Final good faith estimate is not signed by borrower"
* xxis missing from the loan file xx     "Home equity consumer disclosure is missing from loan file."
* xxof Documents is missing from the loan file xx     "Home equity loan copies of documents are missing from loan file."
* xxand xx-closing Disclosure is missing from the loan file xx     "Home equity loan interest and fees pre-closing disclosure is missing from loan file."
* xxof Address for xx of Violation is missing from the loan file xx     "Home equity loan notice of address for borrower notification of violation is missing from loan file."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure is not signed by the borrower."
																																																																																								* Missing credit report xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			641	660
66549696	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$374.97	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.180%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxfavor of “xx”.
There is a junior mortgage against the subject property in the amount of $xxfavor of “xx” which was recorded on xx/xx/2006.
There is a mechanic’s lien active against the borrower in the amount of $xxfavor of “xxs, LP” which was recorded on xx/xx/2024.
The annual county taxes for 2024-2025 are due in the total amount of $xx on xx/xx/2024 and xx/xx/2025.
The tax report “xx” shows that taxes for 2023 were delinquent in the amount of $xx good through xx/xx/2024.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $459.72 which was applied for the due date of xx/xx/2024. The current P&I is $459.13 and the interest rate is 4.930%. The current UPB is $xx. As per tape data, the deferred balance is $6,979.20.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $459.72 which was applied for the due date of xx/xx/2024. The current P&I is $459.13 and the interest rate is 4.930%. The current UPB is $xx. As per tape data, the deferred balance is $6,979.20.
No bankruptcy and foreclosure evidence has been found.
As per tape data, the subject property is owner occupied.
Tape shows subject property was damaged. The latest BPO is not available in the loan file to validate the damage/repairs. CCs do not show damages. No evidence has been found regarding repair completion.

xx: xx: xx	This is conventional fixed rate mortgage that originated with P&I of $616.44 with an interest rate of 7.180%. As per payment history as of xx/xx/2024, the current P&I is $459.13 and the interest rate is 4.930%. There is a difference in P&I and interest rate with respect to original note data. The modification agreement is missing from the loan file.	xx	Field: Collections - xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: $6979.20   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: Did a xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2005   xx: xx/xx/2005   Variance: -5 xx   Variance %:    Comment: First payment date reflects xx/xx/2005.   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: Fixed   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.98   Variance %: 0.00107%   Comment: Original balance reflects $xx.   xx: Initial   xx:
Field: xx: xx/xx/2005   xx: xx/xx/2005   Variance: -5 xx   Variance %:    Comment: As per note original note date reflects xx/xx/2005.   xx: Initial   xx:
Field: xx Rate   xx: 7.18000%   xx: 4.93000%   Variance: 2.25000%   Variance %: 2.25000%   Comment: Original stated rate reflects 7.180%.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of HUD-1 reflects cash out   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of application reflects refinance.   xx: Initial   xx:
Field: xx Date xx: Unavailable xx: xx/xx/2035 Variance: Variance %: Comment: Stated maturity date reflects xx/xx/2035. xx: Initial xx:	4: Unacceptable	* Property is xx"The home is not affixed.
As per the appraisal report located at “xx”, the subject property type is manufactured housing. xx is not attached with the short form policy. The VIN/serial# is not available in the legal description of the recorded mortgage. The manufactured home rider and affidavit of affixation are missing. We are unable to determine whether the home is attached to the permanent foundation.xx	* xx"The final application signed by the borrower is missing from the loan documents."
* xx TILA xx"Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for Finance charge under disclosure is unknown as the xx is missing.

TILA xxTest due to finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for Finance charge under disclosure is unknown as the xx is missing.

Loan failed TILA APR test due to APR calculated 7.291% exceeds APR threshold 5.636% under disclosed by -1.655%."
* Not all borrowers signed TIL xx     "Final TIL is not signed by the borrower."
																																																																																								* TIL not hand dated xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63392476	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$3,590.96	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	11.990%	180	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2016	$xx	Not Applicable	5.000%	$337.00	03/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1997 and was recorded on xx/xx/1997 in the amount of $xxfavor of xxCompany, a corporation.
There is a writ of execution xx found against the borrower in favor of xx in the amount of $xxich was recorded on xx/xx/2008.
There is a municipal lien found against the subject property in favor of the xx Bureau of xx in the amount of $xx35, which was recorded on xx/xx/2024.
The annual combined school taxes for 2023 and 2024 have been delinquent in the total amount of $xxwhich were due on different dates, which are payable on xx/xx/2024.

According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $449.30, which was applied for the due date of xx/xx/2024. The current monthly P&I is $337.00, and the rate of interest is 5.00%. The current UPB reflected as per the payment history is $5,326.91.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $5,326.91. Unable to determine the RFD. The loan was modified on xx/xx/2016 with a principal balance of $xx. No bankruptcy-related details have been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. xx: xx: xx	This modification agreement signed between the borrower xx, and lender xx. with an effective date of xx/xx/2016 shows the unpaid principal balance of $xx. The lender reduced the amount of $9,831.94 from the UPB. The new principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $337.00 with a modified interest rate of 5.00% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2026.	xxin xx.	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Rate   xx: 11.99000%   xx: 5.00000%   Variance: 6.99000%   Variance %: 6.99000%   Comment: Original stated rate is 11.99%.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000111   xx: 00110000011000000001110   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is cash out.   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of application is Refinance.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2026 xx: xx/xx/2026 Variance: 12 xx Variance %: Comment: Stated maturity date is xx/xx/2026. xx: Initial xx:	2: Acceptable with Warnings			* xx"Final application is missing from the loan file." * xx xx"This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located." * Final TIL Missing or xx"Final TIL is missing from the loan file." * Missing HELOC Disclosures xx		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	666
71141438	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$792.02	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	12.200%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	38.269%	First	Final policy	Not Applicable	$xx	05/xx/2001	Unavailable	Not Applicable	6.959%	$453.11	07/xx/2001	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 in the amount of $xxh the lender, xx, which was recorded on xx/xx/2000.
There is a junior mortgage against the subject property that was originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of $xx00 with the lender "xx.".
There is a state tax lien against the BWR "James B. Robinson" in the amount of $xx15 in favor of the "xx of Revenue," which was recorded on xx/xx/2018.
The first and second installments of city taxes and annual combined taxes for 2023 were paid in the amount of $xxirst installment of city taxes for 2024 is paid in the amount of $xxn xx/xx/2024.
The second installment of city taxes and annual combined taxes for 2024 was delinquent in the amount of $xxh a good-through date of xx/xx/2024 and xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $550.20 xx, which was applied for the due date of xx/xx/2024. The current P&I is $453.11 with an interest rate of 9.400%. The current UPB is $xx4. As per the tape, there is a deferred balance in the amount of $xx.	xx: The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $550.20 xx, which was applied for the due date of xx/xx/2024. The current P&I is $453.11 with an interest rate of 9.400%. The current UPB is $xx.
As per the comment dated xx/xx/2024, the subject property is located in a FEMA disaster area declared for storms on xx/xx/2024. CCs do not show damages.
The loan was modified between the BWR and lender on xx/xx/2001.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

xx: xx: xx	The modification agreement was made between the borrower and lender on xx/xx/2001. As per the modification agreement, the P&I and interest rate were changed to $453.11 and 9.65%, which was effective on xx/xx/2001. No other note terms were changed.	Field: Collections - xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Amount   xx: xx: $693.30   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: Did a xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Yes.   xx: Initial   xx:
Field: xx Rate   xx: 12.20000%   xx: 9.40000%   Variance: 2.80000%   Variance %: 2.80000%   Comment: Original stated rate 12.200%.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment: Payment history string 000000000000000000000000.   xx: Initial   xx:
																																																																																				Field: xx Street xx: xx: Variance: Variance %: Comment: Property address street is . xx: Initial xx:	2: Acceptable with Warnings			* GSE Points and xx Violations xx "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds." * TIL not hand dated xx		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
52908039	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	11.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	560	Not Applicable	23.511%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of $xxfavor of xx. There is a credit judgment found against the borrower in favor of xxin the amount of $xx72, which was recorded on xx/xx/2005. The annual county taxes for 2023 have been exempt on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $312.12 which was applied for the due date of xx/xx/2024. The current monthly P&I is $295.95 with an interest rate of 11.375%. The current UPB reflected as per the payment history is $xx and deferred balance is $1,960.77.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for severe storms, straight-line winds, and tornadoes. CCs do not show damages.
The collection comment does not show the borrower’s income impacted by Covid-19.
xx: xx: xx	xx	Notice of xx	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: Collections - current servicer is other. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx Amount   xx: xx: $1960.77   Variance:    Variance %:    Comment: Deferred balance amount is N/A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Street   xx:  xx    xx:    Variance:    Variance %:    Comment: Property address street is  xx .   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Debt consolidation   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is cash out other.   xx: Initial   xx:
																																																																																				Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is cash out. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* xx xx"This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * GSE Points and xx Violations xx "This loan is not failing predatory xx laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory xx laws. There is no assignee liability since they did not exceed those thresholds." * Notice of xx missing or unexecuted xx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			612	Not Applicable
29419113	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.100%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	17.940%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 with xx Inc. in the amount of $xxch was recorded on xx/xx/2006. There is a junior mortgage against subject property originated on xx/xx/2007 in favor of xx Inc. in the amount of $xxorded on xx/xx/2007. The 1st and 2nd installments of county taxes for 2023 have been paid in the amount of $xxn xx/xx/2024 and xx/xx/2024. No prior taxes are delinquent.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $286.67, which was applied for the due date of xx/xx/2024. The current P&I is $286.67 with an interest rate of 8.100%. The UPB is $xx, and the deferred balance is $xx.	xx: According to the service comment, the current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx, and the deferred balance is $xx. As per the tape data, the subject property is owner-occupied. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damage has been found. xx: xx: xx	xx	Field: xx: xx: xx |---| |----| Comment: NA. xx: Initial xx:
Field: xx Amount   xx: xx: $703.02   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Rate   xx: 8.10000%   xx: 5.85000%   Variance: 2.25000%   Variance %: 2.25000%   Comment: Original rate is 8.100%.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 00000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is Cash-out-other.   xx: Initial   xx:
																																																																																				Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: Purpose of transaction is Cash-out. xx: Initial xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
29064191	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	519	662	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$xx	Not Applicable	10.990%	$327.43	02/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2002 and was recorded on xx/xx/2002 in the amount of $xxfavor of xx. There are 02 credit card judgments found against the borrower in the total amount of $xxiled by different plaintiffs & recorded on xx/xx/2019 & xx/xx/2019. The annual county taxes for 2024 were paid in the amount of $xxn xx/xx/2024. The annual school taxes for 2024-25 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $389.08, which was applied for the due date of xx/xx/2024. The current monthly P&I is $327.43 with an interest rate of 10.990%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per the servicing comment dated xx/xx/2024, the reason for default is financial difficulties.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the BPO report dated xx/xx/2022, located at xx, the subject property needs repairs of debris removal and sliding. The total estimated cost to cure is $4,000.00. Collection comments do not show damages.
As per tape data, the subject property is owner occupied.

xx: xx: xx	This modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $327.43 with a modified interest rate of 10.990% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2049.	xx	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: Collection status is other. xx: Initial xx:
Field: xx Status   xx: Performing   xx: Collections   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx of xx: xx/xx/2021   xx: xx/xx/2022   Variance: -83 xx   Variance %:    Comment: Doc date of last mod is xx/xx/2021.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2003   xx: xx/xx/2003   Variance: -5 xx   Variance %:    Comment: First payment date is xx/xx/2003.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.08   Variance %: 0.00018%   Comment: Original balance is $xx.   xx: Initial   xx:
Field: xx String   xx: 111111111111111111000112   xx: 11100000000010000011112   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Street   xx: 2609 xx: Variance:    Variance %:    Comment: Property address street is  xx.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   xx: Initial   xx:
																																																																																				Field: xx Application xx: Refinance xx: Purchase Variance: Variance %: Comment: Purpose of application loan is refinance. xx: Initial xx:	2: Acceptable with Warnings			* xx"Final application is missing from the loan file." * xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$xx. Loan failed TILA APR test due to APR calculated 9.524% exceeds APR threshold 10.990% under disclosed by -1.466%." * Not all borrowers signed TIL xx "Final TIL is not hand signed by borrower." * ROR not hand dated by borrowerxx xx "ROR is not hand dated by the borrower." * TIL not hand dated xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			634	614
61509785	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,217.04	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	11.061%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2003	Unavailable	Not Applicable	7.980%	$461.90	11/xx/2003	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2001 and was recorded on xx/xx/2001 in the amount of $xxfavor of xxd/xx/a xx. No active judgments or liens were found. The annual combined taxes for 2024 have been delinquent in the amount of $xxch were due on xx/xx/2024. The annual school taxes for 2024 have been delinquent in the amount of $xxch were due on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $805.95 which was applied for the due date of xx/xx/2024. The current monthly P&I is $461.90 with an interest rate of 7.980%. The current UPB reflected as per the payment history is $xx. As per the deferment agreement located at xx, the servicer deferred 03 payments in the amount of $1,385.70. As per tape data deferred amount is $xx.	xx: The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
No information has been found related to natural disaster.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: xx	This modification agreement is made between the borrowers xx JR. and xx and the lender xx. of Pennsylvania with an effective date of xx/xx/2003. This MOD agreement reduces the original interest rate to 7.98% and P&I to $461.90. No other terms were modified.	xxRider	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: NA. xx: Initial xx:
Field: xx Status   xx: Collections, < 60 Days   xx: Performing   Variance:    Variance %:    Comment: Collections,<60 Days   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2002   xx: xx/xx/2002   Variance: -7 xx   Variance %:    Comment: First payment date is xx/xx/2002.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.79   Variance %: 0.00126%   Comment: As per tape data the original balance is $xx and as per note the original balance is xx.   xx: Initial   xx:
Field: xx Rate   xx: 11.06100%   xx: 7.98000%   Variance: 3.08100%   Variance %: 3.08100%   Comment: The stated rate is 11.061%.   xx: Initial   xx:
Field: xx String   xx: 111121111111111111111111   xx: 00000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is Cash-out.   xx: Initial   xx:
Field: xx Application   xx: Refinance   xx: Purchase   Variance:    Variance %:    Comment: Purpose of application is Refinance.   xx: Initial   xx:
																																																																																				Field: xx Date xx: xx/xx/2031 xx: xx/xx/2031 Variance: 23 xx Variance %: Comment: Maturity date is xx/xx/2031. xx: Initial xx:	2: Acceptable with Warnings			* xx"Final application signed by the borrower is missing from the loan documents." * GSE Points and xx Violations xx "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Not all borrowers signed TIL xx "Final TIL signed by the borrower is missing from the loan documents." * xx Missing xx "Prepayment penalty rider is missing from the loan documents." * TIL not hand dated xx		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	603
2106204	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.950%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	561	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx as nominee for xx Inc. No active judgments or liens were found. The county annual taxes for 2023 have been paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $712.17, which was applied for the due date of xx/xx/2024. The current monthly P&I is $638.67 with an interest rate of 12.950%. The current UPB reflected as per the payment history is $xx and deferred balance is $4,029.70.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx and deferred balance is $4,029.70. As per tape, the subject property has been occupied by the owner. No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. xx: xx: xx	xx	xx	Field: ARM xx Rate xx: 14.950% xx: 15.000% |---| -0.050% |----| -0.05000% Comment: xx: Initial xx:
Field: ARM xx Percent   xx: 8.950%   xx: 900.000%   Variance: -891.050%   Variance %: -891.05000%   Comment:    xx: Initial   xx:
Field: Collections - xx: * Other / xx List *   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Amount   xx: xx: $4029.70   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Rate   xx: 8.95000%   xx: 12.95000%   Variance: -4.00000%   Variance %: -4.00000%   Comment: Stated rate is 8.950%.   xx: Initial   xx:
																																																																																				Field: xx String xx: 000000000000000000000000 xx: 11111111111121112111001 Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* xx"Final application is missing from the loan documents." * xx xx"This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Loan program disclosure missing or unexecuted xx		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
4556772	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	10/xx/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	552	676	34.648%	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2014	$xx	$11,683.85	2.000%	$145.72	07/xx/2014	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $xxfavor of xx Company.
There is a civil judgment active against the subject borrower in favor of xx LLC in the amount of $xxch was recorded on xx/xx/2022.
The annual combined taxes for 2024 are due in the amount of $xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $747.85 which was applied for the due date of xx/xx/2024. The current P&I is $197.22 and the interest rate is 4.120%. The current UPB is $xx. As per tape data, the deferred balance is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $747.85 which was applied for the due date of xx/xx/2024. The current P&I is $197.22 and the interest rate is 4.120%. The current UPB is $xx. As per tape data, the deferred balance is $xx.
No bankruptcy evidence has been found.
The foreclosure was initiated on xx/xx/2023. As per the collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. The FC case was dismissed on xx/xx/2023. The foreclosure was re-initiated on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated. The FC case was dismissed on xx/xx/2024.
As per the collection comment dated xx/xx/2024, the RFD was illness of the borrower.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

xx: The foreclosure was initiated on xx/xx/2023. As per the collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. The FC case was dismissed on xx/xx/2023. The foreclosure was re-initiated on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated. The FC case was dismissed on xx/xx/2024.
xx: xx	The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2014 and the new modified principal balance is $xx out of which $xx is an interest bearing amount and the deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $145.72 with a modified interest rate of 2.000% starting on xx/xx/2014, which will be changed in 04 steps until the new maturity date of xx/xx/2054. The rate will change in 04 steps which ends with 4.120%.	Field: Collections - xx: xx: xx |---| |----| Comment: NA xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Yes   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $-6560.86   Variance %: -35.96034%   Comment: Balance amount $xx.   xx: Initial   xx:
Field: xx Type   xx: Step   xx: Fixed   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Rate   xx: 8.85000%   xx: 4.12000%   Variance: 4.73000%   Variance %: 4.73000%   Comment: Stated rate 8.850%.   xx: Initial   xx:
																																																																																				Field: xx String xx: 000000444444344434444432 xx: 10111100000001120000000 Variance: Variance %: Comment: NA xx: Initial xx:	1: Acceptable				* Settlement date is different from note date (Lvl 1) "Final HUD reflects closing date as 03/xx/2004. Notary's signature date on the Mortgage/Deed of Trust is 03/xx/2004. Note date is 03/xx/2004."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71118655	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.720%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2019	$xx	$14,467.78	6.595%	$451.58	09/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xxD/xx/A xx. There is an active junior mortgage against the subject property in favor of xx, in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument xx. There are 5 civil judgments found against the borrower in the total amount of $xxed by different plaintiffs & recorded on different dates. The taxes are to follow.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $748.98, which was applied for the due date of xx/xx/2024. The current monthly P&I is $451.58 with an interest rate of 6.595%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The loan was modified on xx/xx/2019.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: xx	This modification agreement signed between the borrower,xx, and lender, xx, with an effective date of xx/xx/2019, shows the new modified unpaid principal balance is $xx, out of which $xx is the interest-bearing amount and the deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $451.58 with a modified interest rate of 6.595% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2046. There is no principal forgiven amount.	xx	Field: Collections - xx: * Other / xx List * xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2004   xx: xx/xx/2004   Variance: -6 xx   Variance %:    Comment: First payment date is xx/xx/2004.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $0.04   Variance %: 0.00004%   Comment: Original balance is $xx.   xx: Initial   xx:
Field: xx Rate   xx: 9.72000%   xx: 6.59500%   Variance: 3.12500%   Variance %: 3.12500%   Comment: Stated rate is 9.720%.   xx: Initial   xx:
Field: xx String   xx: 000000000000000000000000   xx: 22222223345666666666600   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is xx.   xx: Initial   xx:
Field: xx Application xx: Refinance xx: Purchase Variance: Variance %: Comment: Purpose per application is refinance. xx: Initial xx:	2: Acceptable with Warnings	* xx"Final application is missing from loan documents."
* xx TILA xx"Finance charge disclosed on final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA APR test due to APR calculated 8.818% exceeds APR threshold of 10.364% over by -1.546%."
* GSE Points and xx Violations xx     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed TIL xx     "Final TIL is not signed by the borrower."
																																																																																								* TIL not hand dated xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			492	647
71897294	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.850%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	654	47.618%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 with xx as nominee for xx Company in the amount of $xxich was recorded on xx/xx/2004.
No active judgments or liens found.
The annual combined taxes for 2024 have been paid in the amount of $xxn xx/xx/2024.
No prior taxes are delinquent.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $779.47, which was applied for the due date of xx/xx/2024. The current P&I is $779.47 with an interest rate of 15.00%. The UPB is $xx, and the deferred balance is $2,241.60.
As per the ARM payment change notice located at “xx,” the current P&I is $779.47, and the interest rate is 15.00%.

xx: According to servicing comment, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $xx and deferred balance is $2,241.60.
RFD is not provided in the latest collection comments.
As per the tape data the subject property is owner occupied.
The post-closing details regarding the foreclosure have not been found.
According to the PACER, the borrower, xx , filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2006. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2011.
No damage has been found.

xx: xx: According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2006. The POC was filed on xx/xx/2006, with the claim amount of $xx and the arrearage amount of $1,315.88. The chapter 13 plan was confirmed on xx/xx/2007. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. As per the order confirming the chapter 13 plan, the debtor was supposed to pay the trustee in the amount of $1795.00 per month for 60 months. There is no comment indicating a cram down. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2011.	xx	Field: ARM xx Rate xx: 15.850% xx: 15.900% |---| -0.050% |----| -0.05000% Comment: As per note. xx: Initial xx:
Field: ARM xx Percent   xx: 9.850%   xx: 990.000%   Variance: -980.150%   Variance %: -980.15000%   Comment: As per note.   xx: Initial   xx:
Field: Bankruptcy xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Amount   xx: xx: $2241.60   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Did a xx?   xx: No   xx: Yes   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx of xx: xx: xx/xx/2006   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Rate   xx: 9.85000%   xx: 15.00000%   Variance: -5.15000%   Variance %: -5.15000%   Comment: As per note.   xx: Initial   xx:
Field: xx String xx: 000000000000010011110010 xx: 00000000000000000000000 Variance: Variance %: Comment: NA. xx: Initial xx:	2: Acceptable with Warnings	* xx xx"This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property
																																																																																								is located.xx		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79792952	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	39.489%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx. xx for the amount of $xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 7.25%.
PH shows a large payment of $xx in Aug-23. CC dated xx/xx/2023 shows the same amount paid by BWR.

xx: The loan is currently in collection.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $xx which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO xx dated xx/xx/2024, the subject property is occupied by unknown.
The reason for default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
BWR has 6.08 years on the job as a xx.
xx: xx: xx	xx	xx Initial 1003_Application	Field: ARM xx Rate xx: 11.250% xx: 11.300% |---| -0.050% |----| -0.05000% Comment: As per note ARM lifetime cap rate is 11.250%. xx: Initial xx:
Field: ARM xx Percent   xx: 5.250%   xx: 530.000%   Variance: -524.750%   Variance %: -524.75000%   Comment: As per note ARm lifetime floor percent is 5.250%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: As per final CD.   xx: Initial   xx:
Field: xx Rate   xx: 5.25000%   xx: 7.25000%   Variance: -2.00000%   Variance %: -2.00000%   Comment: As per note original stated rate is 5.25%.   xx: Initial   xx:
																																																																																				Field: xx String xx: M02111101000002100101000 xx: ???????????????????????? Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* Missing credit report xx "Credit report is missing from the loan documents." * xx 1003_Application xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50218816	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 with the lender xx as nominee for xx in the amount of $xxich was recorded on xx/xx/2021.
There is a junior mortgage against the subject property that originated on xx/xx/2024 in favor of “MERS as nominee for xx ” in the amount of $xxich was recorded on xx/xx/2024.
The first and second installments of combined taxes for the year 2023 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $xxThe third and fourth installments of combined taxes for the year 2023 are due on xx/xx/2025 and xx/xx/2025 in the total amount of $xxNo prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,908.01 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,489.83 with an interest rate of 3.125%. The current UPB is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per property inspection report dated xx/xx/2024, which is located at “xx” the subject property is owner occupied and no damages were reported. CCs do not show any damage.
Loan was originated on xx/xx/2021. xx-19 attestation is missing from the loan file.
xx: xx: xx	xx	xxTruth in xx. xxInsurance HUD-1 xx Initial 1003_Application xxMissing DU/GUS/AUS Missing or error on the xx Notice of xxTransmittal xx	Field: xx: xx: xx |---| |----| Comment: xx is xx. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx G/L Required is xx. xx: Initial xx: Field: xx Indicator xx: Unavailable xx: Yes Variance: Variance %: Comment: xx Indicator is Unavailable. xx: Initial xx:	3: Curable	* HUD-1 xx missing or unsigned xx	* xx"Final application signed by the borrower is missing from the loan documents."
* ATR - Unable to determine borrower's xx Repay xx     "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Final TIL Missing or xx"Final TIL signed by the borrower is missing from the loan documents."
* xx Estimate missing or unexecuted xx     "Final GFE signed by the borrower is missing from the loan documents."
* xx Disclosure is missing. xx     "Homeownership counseling organizations disclosure is missing from the loan documents."
* xxmissing; loan has escrows xx     "Initial escrow disclosure is missing from the loan documents."
* xxis Missing xx     "Initial GFE signed by the borrower is missing from the loan documents."
* xx in xx is Missing xx     "Initial TIL signed by the borrower is missing from the loan documents."
* Intent to xx"Intent to proceed is missing from the loan documents."
* xx"Appraisal report is missing from the loan document."
* Missing credit report xx     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines xx     "AUS report is missing from the loan documents."
* xxxx     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance policy is missing from the loan documents."
* xx Disclosures xx     "List of service providers disclosure is missing from the loan documents."
* Notice of xx missing or unexecuted xx     "Notice of servicing transfer disclosure is missing from the loan documents."
* xxmissing/unexecuted xx     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
18403827	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,592.19	$xx	5.250%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxh xx as nominee for xx. No active judgments or liens have been found. The school annual taxes for 2024 were paid in the amount of $xx/xx/2024. The village annual taxes for 2024 were paid in the amount of $xxn xx/xx/2024. The combined annual taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,935.21 which was applied for the due date of xx/xx/2024. The current interest-only amount is $2,591.63 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the comment dated xx/xx/2024, the reason for default is a medical issue.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2024, the litigation matter has been found. Unable to determine the reason for the litigation. No comment has been found that states the litigation has been resolved.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
BWR employment details are not available. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

xx: xx: xx	xx	xx	Field: xx Name xx: xx: Lieb |---| |----| Comment: xx name is not applicable. xx: Initial xx:
Field: xx Name   xx: xx LLC   xx: xx   Variance:    Variance %:    Comment: xx name is xx LLC.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L require MI is not applicable.   xx: Initial   xx:
Field: xx: xx/xx/2032   xx: xx/xx/2032   Variance: -31 xx   Variance %:    Comment: Interest only expiration date is xx/xx/2032   xx: Initial   xx:
Field: Occupancy at Origination xx: Investor   xx: Primary   Variance:    Variance %:    Comment: Occupancy at Origination xx is Investor.   xx: Initial   xx:
																																																																																				Field: xx String xx: 100021010021010000000000 xx: 000100000000000010120000 Variance: Variance %: Comment: NA. xx: Initial xx:	3: Curable		* DSCR is less than 1.00 xx "Net operating income is $xx, annual payments xx are $xx, and the debt service cover ratio xx is 0.58, which is less than 1." * Missing credit report xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			545	Not Applicable
98302282	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	09/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	724	Not Applicable	43.108%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of $xxfavor of “xx ”. No active liens and judgments have been found against borrower and property. The first and second installments of county taxes for 2024 were paid in the total amount of $xxNo prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,527.47 and PITI is $2,051.36. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,527.47 and PITI is $2,051.36. The UPB reflected as per the payment history is $xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 34 years at xx
xx: xx: xx	xx	Initial 1003_Application	Field: ARM xx Rate xx: 11.625% xx: 5.600% |---| 6.025% |----| 6.02500% Comment: ARM xx Rate is 11.625% xx: Initial xx:
Field: ARM xx Percent   xx: 5.250%   xx: 530.000%   Variance: -524.750%   Variance %: -524.75000%   Comment: ARM xx Percent is 5.250%   xx: Initial   xx:
Field: xx Name   xx: Julian   xx: SANJULIAN   Variance:    Variance %:    Comment: xx Name is Julian   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: xx G/L Require MI? is xx: Initial   xx:
Field: xx Rate   xx: 5.62500%   xx: 7.62500%   Variance: -2.00000%   Variance %: -2.00000%   Comment: xx Rate is 5.62500%   xx: Initial   xx:
																																																																																				Field: xx String xx: 0000M0000000000000000000 xx: ???????????????????????? Variance: Variance %: Comment: xx String is xx: Initial xx:	2: Acceptable with Warnings			* xx 1003_Application xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	Not Applicable
7744392	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	43.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxh xx as nominee for xx . No active judgments or liens have been found. The annual combined taxes for 2024 have been paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,216.66 xx which was applied for the due date of xx/xx/2024. The current P&I is $2,348.57 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined from CC.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been SE for 17.16 years at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 43.131% xx: 33.877% |---| 9.254% |----| 9.25400% Comment: Borrower DTI Ratio percent is 43.131% xx: Initial xx: Field: xx Name xx: xx xx: xx Variance: Variance %: Comment: xx name is xx xx: Initial xx: Field: xx Indicator xx: Yes xx: No Variance: Variance %: Comment: xx Indicator is yes xx: Initial xx: Field: xx per U/W xx: 33.726% xx: 43.282% Variance: -9.556% Variance %: -9.55600% Comment: Housing ratio per U/W is 33.726% xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 43.13%. Tape shows the lender did not establish the stability of BWR's SE income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on 1/xx/25. BWR has been SE for 17.16 years at xx, FICO 772, 0X30 since inception, and $265K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. Final CD dated xx/xx/2022 reflects points - loan discount fee at $2,055.94 This is an increase in fee of +$2,055.94 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and 1-year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	Not Applicable
68686467	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	755	27.870%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxh “MERS as nominee for xx”. No active liens and judgments have been found against borrower and property. The annual combined taxes for 2023 have been paid in the total amount of $xxxx/xx/2024 for the parcels# xx. The annual combined taxes for 2024 are due in the total amount of $xxxx/xx/2024 for the parcels# xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,514.22. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,514.22. The UPB reflected as per the payment history is $xx.
Collection comment does not state RFD.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The loan was originated on xx/xx/2021. xx-19 attestation is located at “xx”.
BWR1 has been SE for 21 years at xx.

xx: xx: xx	xx	xx	Field: Borrower DTI xx: 27.870% xx: 10.496% |---| 17.374% |----| 17.37400% Comment: Borrower DTI xx is 27.870% xx: Initial xx: Field: xx Name xx: xx: Clardy Variance: Variance %: Comment: xx Name is xx: Initial xx: Field: xx Indicator xx: No xx: Yes Variance: Variance %: Comment: xx Indicator is No xx: Initial xx: Field: xx per U/W xx: 8.996% xx: 32.416% Variance: -23.420% Variance %: -23.42000% Comment: xx Per U/W xx is 8.996% xx: Initial xx: Field: xx: xx/xx/2021 xx: xx/xx/2021 Variance: -6 xx Variance %: Comment: xxis xx/xx/2021 xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 27.87%. Tape shows SE income discrepancies. Further details not provided. The revised DTI is 32%. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 has been SE for 21 years at xx LLC, FICO 752, 1X30 in the last 24 months, $xx equity in the subject and residual income of $xx."
* xx TILA xx"Loan failed TILA foreclosure rescission finance charge of $xx exceeds disclosed finance charge of $xx over by -$56.30. The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL is expired."
																																																																																								* xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
42774969	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	33.957%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh “MERS as nominee for xx ”. There is a child support lien against the borrower in favor of “xx” in the amount of $xxorded on xx/xx/2024. There is a prior civil judgment against the borrower in favor of “xx” in the amount of $xxorded on xx/xx/2023. The annual county taxes for 2024 have been paid in the amount of $xxxx/xx/2024. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,638.43 and PITI is $1,984.29. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $1,638.43 and PITI is $1,984.29. The UPB reflected as per the payment history is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 6.33 years on the job as xx.
																																																																																	xx: xx: xx	xx		Field: Borrower DTI xx: 33.957% xx: 33.708% |---| 0.249% |----| 0.24900% Comment: Borrower DTI xx is 33.957% xx: Initial xx: Field: xx Indicator xx: Yes xx: No Variance: Variance %: Comment: xx Indicator is Yes xx: Initial xx: Field: xx per U/W xx: 33.708% xx: 33.957% Variance: -0.249% Variance %: -0.24900% Comment: xx per U/W xx is 33.708% xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * xx TRID xx Failed xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
37580055	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	696	Not Applicable	49.846%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxh xx as nominee for xx , which was recorded on xx/xx/2024. There is an active prior mortgage against the subject property in the favor of xx, in the amount of $xxich was recorded on xx/xx/2023. Parcel # xx Annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024. Parcel # xx Annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024. No active judgments or liens have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,797.84 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,430.64 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
As per the collection comment dated xx/xx/2024, the reason for default was excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is occupied by the tenant.
The appraisal report is subject to the completion of the installation of a shower, a stove/range, and a dishwasher that need to be put in the kitchen; one full bath and an operational kitchen would be required for this dwelling to be functional as a house, and flooring is damaged in some areas of the subject. The estimated cost of cure is $2,466.35. CCs do not show any damage.
BWR has 1.58 years on the job as an xx. BWR has prior employment experience as a manager xx between xx/xx/2016 and xx/xx/2022 for 5.66 years.

																																																																																	xx: xx: xx	xx	Appraisal xx	Field: Borrower DTI xx: 49.846% xx: 36.676% |---| 13.170% |----| 13.17000% Comment: Borrower DTI xx is 49.848% xx: Initial xx: Field: xx Indicator xx: Yes xx: No Variance: Variance %: Comment: xx Indicator is Yes xx: Initial xx: Field: xx per U/W xx: 36.676% xx: 49.846% Variance: -13.170% Variance %: -13.17000% Comment: xx per U/W xx is 36.678% xx: Initial xx: Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is xx: Initial xx:	4: Unacceptable	* Property is xx		* Appraisal incomplete xx"The appraisal report is subject to due to damaged flooring in some areas of the subject. Updated 1004D is missing from the loan file. xx search shows estimated value at $xx. Current UPB $xx. 01/xx: 1004D in file shows installation of shower, dishwasher and a stove/range has been completed. Downgraded to .xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			518	Not Applicable
57049703	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	798	779	25.065%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh xx as nominee for xx. No active judgments or liens have been found. The annual installments of combined taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual installments of combined taxes for 2023 have been paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,983.43 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,683.22 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
As per the comment dated xx/xx/2024, the FEMA disaster was declared for xxon xx/xx/2024. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 work in the xx.

xx: xx: xx	xx	xx	Field: Borrower DTI xx: 25.065% xx: 18.788% |---| 6.277% |----| 6.27700% Comment: Borrower DTI ratio percent is 25.065% xx: Initial xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Escrow account indicator is yes   xx: Initial   xx:
Field: xx per U/W xx: 18.788%   xx: 25.065%   Variance: -6.277%   Variance %: -6.27700%   Comment: Housing ratio per U/W xx is 18.788%   xx: Initial   xx:
Field: Original CLTV xx: 102.150%   xx: 100.000%   Variance: 2.150%   Variance %: 2.15000%   Comment: Original CLTV ratio percent is 102.150%   xx: Initial   xx:
																																																																																				Field: xx LTV xx: 102.150% xx: 100.000% Variance: 2.150% Variance %: 2.15000% Comment: Original standard LTV xx is 102.150% xx: Initial xx:	4: Unacceptable	* Loan does not conform to program guidelines xx	* Cash out purchase xx "The subject loan is purchase case. Final CD dated xx/xx/2023 reflects cash to in the amount of $2,865.55." * Missing flood cert xx "Flood certificate is missing from the loan documents" * xx	* xx TRID xx is Incomplete xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
74583221	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	34.952%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2024	$xx	Not Applicable	3.875%	$597.95	02/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxh xx as nominee for xx. There are two active HOA liens against the subject property in favor of the xx of xx, Inc., which were recorded on xx/xx/2021 and xx/xx/2022 in the total amount of $xx The annual installments of combined taxes for 2024 have been paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $996.41 xx, which was applied for the due date of xx/xx/2025. The current P&I is $597.95, and the interest rate is 3.875%. The current UPB reflected as per the payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
Covid-19 attestation is available in the loan file, which is located at “xx.”
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a maintenancexx. BWR has prior employment experience as a xx between xx/xx/2019 and xx/xx/2020 for 1.16 years.
																																																																																	xx: xx: xx	The loan was modified on xx/xx/2024 with a new principal balance of $xx. The borrower promises to pay the new modified P&I of $597.95 with the new fixed interest rate of 3.875% beginning from xx/xx/2024 to the new maturity date of xx/xx/2064.		Field: Borrower DTI xx: 34.952% xx: 37.191% |---| -2.239% |----| -2.23900% Comment: Borrower DTI Ratio percent is 34.952% xx: Initial xx: Field: xx Indicator xx: Yes xx: No Variance: Variance %: Comment: Escrow account Indicator is yes xx: Initial xx: Field: xx per U/W xx: 31.424% xx: 41.368% Variance: -9.944% Variance %: -9.94400% Comment: xx per U/W is 31.424% xx: Initial xx: Field: xx Date xx: xx/xx/2064 xx: xx/xx/2051 Variance: 4597 xx Variance %: Comment: xx Date is unavailable xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	Not Applicable
77336158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	49.915%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx. No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual county taxes for 2023 were paid in the amount of $xxxx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,112.49 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,694.91 with an interest rate of 5.990%.The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. BWR has 3.66 years on the job as a nurse at xx. xx: xx: xx	xx	Field: Age of Loan xx: 0 xx: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. xx: Initial xx:
Field: Borrower #1 xx: xx: Occean   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx per U/W xx: 19.927%   xx: 49.920%   Variance: -29.993%   Variance %: -29.99300%   Comment: Housing ratio is 19.927%   xx: Initial   xx:
Field: Original CLTV xx: 73.506%   xx: 73.510%   Variance: -0.004%   Variance %: -0.00400%   Comment: CLTV is 73.506%   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -2 xx   Variance %:    Comment: As per the updated title dated xx/xx/2024,there is a tape defect mention. The subject mortgage origination date is xx/xx/2024 and the tape shows xx/xx/2024 which is inaccurate with the subject mortgage.   xx: Initial   xx:
Field: xx LTV xx: 73.506% xx: 73.510% Variance: -0.004% Variance %: -0.00400% Comment: LTV is 73.506%. xx: Initial xx:	3: Curable	* xx xx is "Elevated" xx "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,237.00 exceeds fees threshold of $8,156.99 over by +$1,080.01.
The below fees were included in the test:
xx paid by Borrower: $1,075.00
xx Fee paid by Borrower: $6,300.00
Points - xx Fee paid by Borrower: $1,862.00."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $9,237.00 exceeds fees threshold of $8,156.99 over by +$1,080.01.
The below fees were included in the test:
xx paid by Borrower: $1,075.00
xx Fee paid by Borrower: $6,300.00
																																																																																							Points - xx Fee paid by Borrower: $1,862.00.xx	* ATR - Unable to determine borrower's xx Repay xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	Not Applicable
77264337	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,059.60	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$xx	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	759	49.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx, LLC. No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $xxxx/xx/2023. The annual county taxes for 2024 are delinquent in the amount of $xx60, which are good through xx/xx/2024.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,561.04 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,162.23 with an interest rate of 7.000%. The current UPB is $xx.	xx: The current status of the loan is active bankruptcy.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to PACER, the borrower filed for bankruptcy under Chapter-7 with case#xx on xx/xx/2024. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
BWR1 and BWR2 are retired and receive social security income.
xx: xx: According to PACER, the borrower xx Twitty filed for bankruptcy under Chapter-7 with case#xx on xx/xx/2024. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. As per the voluntary petition, the BWR intends to retain the subject property and enter into a reaffirmation agreement. The bankruptcy is active.	xx	Field: Age of Loan xx: 0 xx: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx per U/W xx: 33.917%   xx: 54.050%   Variance: -20.133%   Variance %: -20.13300%   Comment: Housing ratio is 33.917%.   xx: Initial   xx:
Field: Original CLTV xx: 68.421%   xx: 68.420%   Variance: 0.001%   Variance %: 0.00100%   Comment: CLTV is 68.421%.   xx: Initial   xx:
																																																																																				Field: xx LTV xx: 68.421% xx: 68.420% Variance: 0.001% Variance %: 0.00100% Comment: LTV is 68.421%. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* Loan does not conform to program guidelines xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			565	798
86087282	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	30.973%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh “MERS as nominee for xx ”. No active judgments or liens have been found. The third and fourth installments of county taxes for 2025 are due in the total amount of $xx on xx/xx/2025 and xx/xx/2025. The first and second installments of county taxes for 2025 are paid in the total amount of $xx on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,578.59, which was applied for the due date of xx/xx/2024. The current P&I is $3,308.94 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $xx.	xx: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx. No foreclosure activity has been initiated. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. BWR has 3.08 years on the job as a xx. xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 7 xx: 8 |---| -1 |----| -12.50000% Comment: Age of loan is 7. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: Note date is xx/xx/2024. xx: Initial xx: Field: xx Indicator xx: No xx: Yes Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Type xx: 3 Family xx: xx Variance: Variance %: Comment: Subject property type is 3 family. xx: Initial xx:	3: Curable	* xx"Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$2,914.05.
The below fees were included in the test:
xx Premium $3,740.00
Points - xx Fee paid by Borrower: $xx"
* xx xx is "Moderate" xx     "The loan failed TRID Total of xx due to total of payments charged disclose on final CD as $xx calculated total of payments of $xx over by -$xx."
* xx TILA xx"Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$5,535.56. Reason for Finance charge under disclosure is unknown as the xx is missing."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$2,914.05.
The below fees were included in the test:
xx Premium $3,740.00
Points - xx Fee paid by Borrower: $xx"
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* xx Issues xx			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			583	Not Applicable
2KLPI2KBGLC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	22.989%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,536.90, which was applied for the due date of xx/xx/2024. The P&I is $2,771.09 with an interest rate of 4.999%. The new UPB is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The new UPB is $xx. The RFD is unable to be determined. No foreclosure activity has been found. No bankruptcy details have been found. No damage and repairs have been found. As per the comment dated xx/xx/2024, the property is located in a FEMA natural disaster-declared area on xx/xx/2024 for severe storms, and flooding. CCs do not show damage. BWR receives retirement income.
xx: xx: xx	xx	Missing or error on the xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject approved as OO at 22.99%. The lender miscalculated asset depletion income and the revised DTI is 59.04%. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR is retired with total SSI & annuity income of $2,529.69 and 801 FICO. The BWR had total assets of $xx."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TILA xx"This loan failed revised closing disclosure delivery waiting period test as the changes before consummation required a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. Final CD dated xx/xx/2022 reflects points - loan discount fee at $7,573.55. This is an increase in fee of $7,573.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WUMYDJFR1WW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	3.490%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $xx, which was applied for the due date of xx/xx/2024. The current P&I is $xx with an interest rate of 3.875%. The UPB is $xx.	xx: According to the service comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is currently making the regular payments, and the next due date is xx/xx/2024. The UPB is $xx.
As per the collection comment dated xx/xx/2024, the subject property is located in FEMA disaster area declared on xx/xx/2024 for severe storms and flooding.
Unable to determine the current occupancy and condition of the subject property.
Unable to determine the RFD.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damage and repairs have been found.

BWR has been SE for 2.58 years at xx, LLC.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx:
Field: Original CLTV xx: 58.824%   xx: 58.820%   Variance: 0.004%   Variance %: 0.00400%   Comment: CLTV is 58.824%.   xx: Initial   xx:
Field: xx LTV xx: 58.824%   xx: 58.820%   Variance: 0.004%   Variance %: 0.00400%   Comment: LTV is 58.824%.   xx: Initial   xx:
																																																																																				Field: xx String xx: 000000000100000000000000 xx: 000000000000000100000000 Variance: Variance %: Comment: As per the payment history, the string is 000000000100000000000000. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TLJDFX2OSCA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	708	Not Applicable	23.570%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,455.61, and the P&I is $1,866.13 with an interest rate of 10.250%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No foreclosure activity has been found.
No bankruptcy details have been found.
No active liens and judgments have been found.
Subject property occupancy is unable to be determined.
As per the comment dated xx/xx/2024, the subject property was damaged due to wind in the amount of $xx on xx/xx/2024. No more details have been found.
BWR has been SE for 16.25 years at xx.
																																																																																	xx: xx: xx	xx			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,351.87	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27112618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	748	800	42.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx . No active judgments or liens were found. The first and second installments of county taxes for 2024 were paid in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,386.37, which was applied for the due date of xx/xx/2024. The current P&I is $3,361.63 with an interest rate of 6.625%. The current UPB is $xx.2	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,386.37, which was applied for the due date of xx/xx/2024. The current P&I is $3,361.63 with an interest rate of 6.625%. The current UPB is $xx.2. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied.
BWR1 has 9 months on the job as an associate xx. BWR has prior experience as a xx at xx between xx/xx/2022 and xx/xx/2023 for 1.25 years.
BWR2 has 1.75 years on the job as an  xx. BWR2 was a student at the University of xx between xx/xx/2020 and xx/xx/2022.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 6 xx: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx "The rate lock agreement signed by the borrower is missing from the loan documents." * xx Issues xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	759
78744448	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.525%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	41.138%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx . No active judgments or liens were found. The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of $xxn xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,645.59 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,224.33 with an interest rate of 6.525%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding litigation and contested matter. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. The collection comment does not show borrower’s income impacted by Covid-19.
BWR has been SE for 2.50 years at xx.
xx: xx: xx	xx	xx LE	Field: Age of Loan xx: 3 xx: 4 |---| -1 |----| -25.00000% Comment: xx: Initial xx: Field: ARM xx Rate xx: 11.525% xx: 5.000% Variance: 6.525% Variance %: 6.52500% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A xx: Initial xx: Field: xxAdjustment xx: 11.525% xx: 5.000% Variance: 6.525% Variance %: 6.52500% Comment: xx: Initial xx:	3: Curable	* xx RESPA xx"Loan failed the RESPA homeownership counseling organization disclosure date test due to homeownership counseling organizations disclosure were issued 4 days after initial application date. Initial loan application date is xx/xx/2024 and the documents are dated xx/xx/2024."
* xx TRID xx is Incomplete xx     "TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a refinance case, originated on xx/xx/2024, and the SOL is 3 years."
* Loan does not conform to program guidelines xx     "The tape shows the subject loan does not meet investor guidelines. Further details not provided."
																																																																																							* xx LE xx			Moderate	Pass	Pass	Fail	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			815	Not Applicable
72331508	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	30.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xx in the amount of $xxch was recorded on xx/xx/2024. No active judgments or liens found The 1st, 2nd, 3rd and 4th installments of town taxes for 2024 have been paid in the total amount of $xx.83 on different dates. No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,170.03 which was applied for the due date of xx/xx/2024. The current P&I is $876.59 with an interest rate 6.625%. The UPB is $xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2024 of $4,900.00, xx/xx/2024 of $5,000.00, and xx/xx/2024 of $4,000.00. As per the comments dated xx/xx/2024, xx/xx/2024, and xx/xx/2024, these payments are received by the borrower.	xx: The current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. BWR has 3.08 years on the job as a technology analyst at xx. xx: xx: xx	xx	xxMissing or error on the xx	Field: Age of Loan xx: 8 xx: 9 |---| -1 |----| -11.11111% Comment: N.A xx: Initial xx: Field: Borrower DTI xx: 30.795% xx: 51.400% Variance: -20.605% Variance %: -20.60500% Comment: DTI is 30.795%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A xx: Initial xx: Field: Occupancy at Origination xx: Primary xx: Investor Variance: Variance %: Comment: Occupancy is Primary. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* xx xx"The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test: xx Services or Repair paid by Seller: $750.00 xx paid by Borrower: $561.04 xx Commission paid by Seller: $xx xx Company flat Fee paid by Borrower: $200.00 xxpaid by Borrower: $75.00 xxpaid by Borrower: $30.00" * xx TRID xx is Incomplete xx "xx TRID Tolerance test is incomplete due to initial CD is missing from the loan documents." * xx"Initial closing disclosure is missing from the loan documents." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
30101926	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	709	39.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx and xx. No active judgments or liens have been found. The first installment of county taxes for the year 2024 has been paid in the amount of $xxn xx/xx/2024. The second installment of county taxes for the year 2024 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,812.35 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,572.76 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for the default is not available.
Unable to determine the current occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as a registered nurse at xx Systems. BWR1 has switched multiple jobs within 1.5 years.
BWR2 has 1.16 years on the job as a supervisor at xx. BWR2 has prior employment experience asxx between xx/xx/2022 and xx/xx/2022 for 3 months.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is xx. xx: Initial xx: Field: Original CLTV xx: 97.942% xx: 96.500% Variance: 1.442% Variance %: 1.44200% Comment: Original CLTV xx is 97.942% xx: Initial xx: Field: xx LTV xx: 97.942% xx: 96.500% Variance: 1.442% Variance %: 1.44200% Comment: xx LTVxx is 97.942% xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "The subject loan is not insured, and the mortgage insurance premium was split at closing, which is not allowed by the guidelines. Further details not provided." * MI, FHA or MIC missing and required xx "FHA mortgage insurance certificate is missing from the loan documents." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	659
76705862	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	48.366%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx as nominee for xx and xx for the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of $xxe second installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,807.61, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $4,411.25, and the interest rate is 6.125%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner-occupied. The reason for the default is unable to be determined. No comment pertaining to the damage to the subject property has been observed. BWR has been SE for 5.25 years at xx LLC. xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: Original CLTV xx: 78.486% xx: 74.486% Variance: 4.000% Variance %: 4.00000% Comment: xx: Initial xx:	3: Curable	* xx Issues xx	* Cash out purchase xx "The subject loan is a purchase case. Final CD dated xx/xx/2023 reflects cash to in the amount of $xx."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 reflects points - loan discount fee at $370.00. Final CD dated xx/xx/2023 reflects points - loan discount fee at $3,985.74.
Loan estimate dated xx/xx/2023 does not reflect rate lock fee. Final CD dated xx/xx/2023 reflects rate lock fee at $290.40. This is a cumulative increase in fee of $3,906.14 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
27555603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	48.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx as nominee for xx and xx in the amount of $xxich was recorded on xx/xx/2023. No active judgments or liens have been found. The first installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of $xxe second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $xx prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,063.76, which was applied for the due date of xx/xx/2024. The current monthly P&I is $928.31, and the rate of interest is 5.99%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
As per the contract invoice document dated xx/xx/2023, located at "xx," the roof of the subject property needed repairs at the time of closing. . The repair amount was due upon the completion of work in the amount of $4,975.00. No completion report has been found in the loan file. CCs do not show any damage.
BWR has been SE for 2.5 years at xx. Additionally, BWR receives social security income.

xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:	3: Curable	* Appraisal incomplete xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 48.71%. The tape shows the lender omitted departure REO mortgage payments from DTI calculation without proof of sale evidence. Prior residence sold after closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 2.5 years at Zoey's Antiques and Collectables. Additionally, BWR receives social security income, FICO 784, 0X30 since inception, and $88K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Points - xx Fee at $3,014.00. Final CD dated xx/xx/2023 reflects Points - xx Fee at $3,113.95. This is an increase in fee of +$99.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
80415847	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	56.170%	First	Final policy	Not Applicable	Not Applicable	01/xx/2024	$xx	Not Applicable	4.750%	$756.89	02/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender xx as nominee for xx and xx in the amount of $xxich was recorded on xx/xx/2022. No active judgments or liens have been found. The first installment of county tax for 2024 is paid on xx/xx/2024 in the amount of $xxe second installment of county tax for 2024 is due on xx/xx/2025 in the amount of $xx prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $964.90 xx, which was applied for the due date of xx/xx/2024. The current P&I is $756.89 with an interest rate of 4.750%. The current UPB reflected as per payment history is $xx.	xx: The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job as a vet tech with xx. BWR has prior employment  xx care between xx/xx/2020 and xx/xx/2022 for 1.5 years. BWR has been working in multiple jobs.

xx: xx: xx	The modification agreement was signed between the borrower, xx , and lender xx & xx by xx, with an effective date of xx/xx/2024. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $756.89 with an interest rate of 4.750% beginning from xx/xx/2024 until the maturity date of xx/xx/2064.	Appraisal xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: xx of xx: xx/xx/2024 xx: xx/xx/2024 Variance: -49 xx Variance %: Comment: Last modification date is xx/xx/2024. xx: Initial xx: Field: Original CLTV xx: 94.733% xx: 93.103% Variance: 1.630% Variance %: 1.63000% Comment: CLTV ratio percent is 94.733%. xx: Initial xx: Field: xx: xx/xx/2022 xx: xx/xx/2022 Variance: 18 xx Variance %: Comment: Note doc date is xx/xx/2022. xx: Initial xx: Field: xx LTV xx: 94.733% xx: 93.103% Variance: 1.630% Variance %: 1.63000% Comment: LTV is 94.733%. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"The appraisal report is subject to documentation of HUD xx Cert prior to or concurrent with the close of escrow. The engineer inspection certification from HUD prior to closing is missing from the loan documents. Further details not provided."
* xx"The tape shows the subject loan approved at xx% and LTV of xx% did not qualify for manual UW. Further details not provided. BWR has 2 months on the job as a vet tech with xx, FICO 619, and $xx equity in the subject."
* Loan does not conform to program guidelines xx     "The borrower is current with the loan. The tape shows previously borrower was past due on the loan. As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx."
* Missing proof of hazard insurance xx	* xx"The loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 5.697% exceeds APR threshold of 5.330% over By +0.367%. The subject loan is escrowed. This loan is compliant with regulations 1026.35xx, xx, and xx. Loan failed xxthreshold test due to APR calculated 5.388% Exceeds APR threshold of 5.330% xx +0.058%. Subject loan is escrowed."
* MI, FHA or MIC missing and required xx     "Mortgage insurance cert is missing from loan file."
* Property is xx"Home is affixed. According to the appraisal report dated xx/xx/2022, the subject property type is a "xx."  The affidavit of affixation available in loan files located at “xx” reflects that the home is affixed with permanently to the land. xx # xx is available in the manufactured rider located at “Ln#xx Page#xx" of the recorded copy of the subject mortgage."
																																																																																								* xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			554	Not Applicable
42949510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	807	813	33.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xx & xx in the amount of $xxich was recorded on xx/xx/2024. No active judgments or liens have been found. The annual combined taxes for 2024 were dues in the amount of $xx42 on xx/xx/2024. The annual county taxes for 2023 were paid in the amount of $xxxx/xx/2024. No prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,748.26, which was applied for the due date of xx/xx/2024. The current P&I is $1,431.99 with an interest rate of 7.490%. The current UPB is $xx.	xx: The current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,748.26, which was applied for the due date of xx/xx/2024. The current P&I is $1,431.99 with an interest rate of 7.490%. The current UPB is $xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. As per the comment dated xx/xx/2024, the subject property is located in a FEMA disaster area. CCs do not show damages.
BWR has 1 month on the job as an associate pastor at xx. BWR has prior employment experience as a pastor at xx between xx/xx/2017 and xx/xx/2024 for 7.41 years.
																																																																																	xx: xx: xx	xx		Field: Borrower DTI xx: 33.028% xx: 21.611% |---| 11.417% |----| 11.41700% Comment: xx: Initial xx: Field: Occupancy at Origination xx: Investor xx: Primary Variance: Variance %: Comment: Occupancy is Investor. xx: Initial xx: Field: xx Street xx: xx: variance: Variance %: Comment: Note document shows property address as . xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* xxis missing from the loan file xx "Home equity consumer disclosure is missing from the loan documents." * xxof Address for xx of Violation is missing from the loan file xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	754
86695563	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	711	30.003%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx Inc. No active judgment has been found. The 1st and 2nd installment county taxes for 2024-2025 have been due in the amount of $xx/xx/2024 and xx/xx/2025. No delinquent tax has been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $9,506.08, which was applied for the due date of xx/xx/2024. The current P&I is $7,457.16, and the interest rate is 6.875%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $9,506.08, which was applied for the due date of xx/xx/2024. The current P&I is $7,457.16, and PITI is $9,506.08. The UPB is $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.

BWR1 has 6.41 years on the job as an administrator with xx .
BWR2 has 11.25 years on the job as an administrator with xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: Original note doc date is xx/xx/2024. xx: Initial xx: Field: xx Date xx: xx/xx/2054 xx: xx/xx/2024 Variance: 10896 xx Variance %: Comment: Stated maturity date is xx/xx/2054. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	726
65838854	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	40.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxh xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024-2025 are due in the amount of $xxxx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,629.80 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,305.33 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx. As per the servicing comments, there are additional principal payments in the total amount of $xx paid from Oct-2022 to Nov-2024 that have been paid by the BWR.	xx: According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
The appraisal report dated xx/xx/2022 shows the subject as-is. The subject is a small home. The exterior has older aluminum siding that is dented and peeling paint. One window in the rear bedroom is cracked and has been patched with epoxy. There is laminate flooring throughout the home that shows a lot of wear and tear. The estimated cost of cure is not provided.   CCs do not show any damage.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 years on the job as a foreman at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx	Field: Borrower DTI xx: 40.644% xx: 40.643% |---| 0.001% |----| 0.00100% Comment: Borrower DTI xx is 40.644% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx LTV xx: 78.519% xx: 78.500% Variance: 0.019% Variance %: 0.01900% Comment: xx LTV xx is 78.519% xx: Initial xx: Field: xx Street xx: xx: Variance: Variance %: Comment: xx Street is xx: Initial xx:	3: Curable	* Appraisal incomplete xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* xx xx is "Moderate" xx     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.577% exceeds APR threshold of 5.670% over by +0.907%. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 6.577% exceeds APR threshold of 6.420% over by +0.157%. Subject loan is escrowed.

Loan failed GSE xx QM APR test due to APR calculated 6.577% exceeds APR threshold of 6.420% over by +0.157%. Subject loan is escrowed."
* xx TILA xx"Loan failed TILA finance charge test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $346.50. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 6.588% exceeds APR threshold of 5.670% over by +0.918%.The subject loan is escrowed. This loan is compliant with regulation 1026.35xx, xx and xx.

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 6.588% exceeds APR threshold of 5.670% over by +0.918%. The subject loan is escrowed."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx Disclosures xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
27028493	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,708.79	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360		xx	xx		Commercial	ARM		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	714	Not Applicable	44.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxh xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024 are due in the total amount of $xxn xx/xx/2024 and xx/xx/2025. The first installment of county taxes for 2023 has been paid in the amount of $xxxx/xx/2023. The second installment of county taxes for 2023 has been delinquent in the total amount of $xxwhich is good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,187.45, which was applied for the due date of xx/xx/2024. The current P&I is $4,187.45 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. Unable to determine the current occupancy of the subject property. CCs do not show any damage. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has been SE for 5.75 years at xx Additionally, BWR receives retirement and social security income. xx: xx: xx	xx	HUD-1 xx	Field: Borrower DTI xx: 44.907% xx: 48.504% |---| -3.597% |----| -3.59700% Comment: BWR DTI rato at 44.907%. xx: Initial xx: Field: xx Name xx: xx: Variance: Variance %: Comment: xx: Initial xx: Field: xx Name xx: xx LLC xx: Buie Variance: Variance %: Comment: Actual data shows BWR last name is xx LLC. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx. xx: Initial xx: Field: xx LTV xx: 73.611% xx: 73.600% Variance: 0.011% Variance %: 0.01100% Comment: xx LTV xx is 73.611% xx: Initial xx:	2: Acceptable with Warnings			* HUD-1 xx missing or unsigned xx "Final closing disclosure is missing from the loan documents. Itemization of fee is located at xx - Itemization of xx. Exception downgraded to xx as per the seller's response received on xx/xx/2024 xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			651	Not Applicable
21116041	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	42.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxfavor of “xx”.
There is a state tax lien against the borrower in favor of “xx, xx of xx", in the amount of $xxich was recorded on xx/xx/2024.
There is a prior state tax lien in favor of “xx of xx, ,” in the amount of $xx46, which was recorded on xx/xx/2017. The name provided on the supporting document is inconsistent with the subject borrower's name.
The first installments of county taxes for 2024 were paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $615.54. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $615.54. The UPB reflected as per the payment history is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 4.16 years on the job as an assistant manager gourmet at xx xx. BWR also receives self-employment income.
xx: xx: xx	xx	xx	Field: Borrower DTI xx: 42.028% xx: 46.868% |---| -4.840% |----| -4.84000% Comment: Borrower DTI ratio percent is 42.028% xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx LTV xx: 7.143%   xx: 6.000%   Variance: 1.143%   Variance %: 1.14300%   Comment: Original standard LTV xx is 7.143%   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Change in Rate/Term   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Refinance   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Type xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx The current UPB is $xx." * Property is xx"The home is affixed to the land. As per the UT report dated xx/xx/2024, the subject property is a manufactured home. The affidavit of affixation document is available at "xx Page#xx" shows VIN#xx, and the home is permanently affixed to the land. The TPOL schedule B shows an exception for an affidavit of affixation." * xxmissing/unexecuted xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
77675388	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	781	21.392%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxfavor of xx.
There is a state tax lien found against the subject borrower in favor of the xx in the amount of $xx04, which was recorded on xx/xx/2014.
There is a credit card judgment found against the borrower in favor of xx, in the amount of $xx66, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,390.48, which was applied for the due date of xx/xx/2024. The current P&I is $1,390.48 with an interest rate of 7.00%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 25.75 years on the job as a supervisor at xx, Inc.
BWR2 has 4.75 years on the job as a laborer at xx, LLC.
																																																																																	xx: xx: xx	xx	xxDisclosures	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx: Field: xx Value xx: xx: xx Variance: $1000.00 Variance %: 0.16420% Comment: Appraised value reflects $xx. xx: Initial xx: Field: xx LTV xx: 34.319% xx: 34.300% Variance: 0.019% Variance %: 0.01900% Comment: LTV reflects 34.319%. xx: Initial xx: Field: xx Street xx: 1651 xx: Variance: Variance %: Comment: As per note property street address reflects xx. xx: Initial xx:	3: Curable		* xx	* xx Disclosures xx "Home loan toolkit is missing from the loan documents." * xxmissing/unexecuted xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
77983569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	701	42.991%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxfavor of xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,584.41 xx which was applied for the due date of xx/xx/2024. The current P&I is $4,560.52 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current P&I is $4,560.52 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 12 years on the job as a waiter at Jeffrey's xx. Additionally, BWR receives retirement income and has 2 months on the job as a waiter at xx.
BWR2 has 11 years on the job as a supervisor at xx. Additionally, BWR2 receives retirement income.
xx: xx: xx	xx	xx	Field: Borrower #1 xx: xx: Cauich |---| |----| Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2053 Variance: -10958 xx Variance %: Comment: xx: Initial xx: Field: xx Value xx: xx: xx Variance: $2109.00 Variance %: 0.23752% Comment: xx: Initial xx:	3: Curable	* xx	* xx xx is "Elevated" xx "Loan failed xxthreshold test due to APR calculated 8.299% exceeds APR threshold of 7.950% over by +0.349%. Subject loan is escrowed."
* xx"Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 8.302% exceeds APR threshold of 7.950% over by +0.352%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx, xx and xx.

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test xx) due to an APR calculated at 8.302% exceeds APR threshold of 7.950% over by +0.352%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx, xx and xx.xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
14733915	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	731	680	44.921%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xxin the amount of $xxich was recorded on xx/xx/2024. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for the year 2024 are due in the amount of $xxNo prior years taxes have been found delinquent.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,353.69 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,831.68 with an interest rate of 10.25000%. The current UPB reflected as per the payment history is $xx.	xx: The loan is currently performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No details pertaining to the damage to the subject property have been observed. BWR1 has 10.33 years on the job as an office manager at xx. BWR2 has 8.41 years on the job as a general manager at xx. xx: xx: xx	xx	xx	Field: Borrower DTI xx: 44.921% xx: 45.362% |---| -0.441% |----| -0.44100% Comment: DTI is 44.921%. xx: Initial xx: Field: xx Name xx: xx xx: xx Variance: Variance %: Comment: BWR last name is xx. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Date xx: xx/xx/2024 xx: xx/xx/2054 Variance: -10957 xx Variance %: Comment: First payment date is xx/xx/2024. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -10 xx Variance %: Comment: Note date is xx/xx/2024. xx: Initial xx:	3: Curable	* xxmissing; loan has escrows xx "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Property is xx	* xx xx is "Elevated" xx "Loan failed GSE xx QM APR test due to APR calculated 10.608% exceeds APR threshold of 9.440% over by +1.168%.

Loan failed qualified mortgage APR threshold test due to APR calculated 10.607% exceeds APR threshold of 9.440% over by +1.167%.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.607% exceeds APR threshold of 8.690% over by +1.917%. Subject loan is escrowed."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 10.644% exceeds APR threshold of 8.690% over by +1.954%. The subject loan is escrowed. This loan is compliant with regulation 1026.35xx, xx and xx.

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 10.644% exceeds APR threshold of 8.690% over by +1.954%. The subject loan is escrowed.xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	Not Applicable
64369834	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	703	50.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxfavor of “xx”. No active liens and judgments have been found against borrower and property. The first and second installments of county taxes for 2024 are due in the amount of $xxrior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $4,721.46. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $4,721.46. The UPB reflected as per the payment history is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 18.08 years at xx.
BWR2 has 18.08 years on the job as a cook with xx.
																																																																																	xx: xx: xx	xx	Initial 1003_Application xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx: Field: xx: xx/xx/2022 xx: xx/xx/2022 Variance: -1 xx Variance %: Comment: Original note doc date is xx/xx/2022, and as per tape data the origination date is xx/xx/2022. xx: Initial xx: Field: xx Street xx: 5404 xx: Variance: Variance %: Comment: Property address street is 5404 xx. xx: Initial xx:	3: Curable		* xx 1003_Application xx "Initial application signed by the loan originator is missing from the loan documents." * xx Disclosures xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			712	Not Applicable
27067285	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	26.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xxfor the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024-2025 are due in the amount of $xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,090.54, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $891.94, and the interest rate is 8.500%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 7.75 years on the job as a caregiver at xx. xx: xx: xx	xx		Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx: Field: xx Date xx: xx/xx/2024 xx: xx/xx/2054 Variance: -10957 xx Variance %: Comment: As per note first payment date is xx/xx/2024 and as per tape data first payment date is xx/xx/2054. xx: Initial xx:	3: Curable		* Property is xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			571	Not Applicable
50062132	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	817	Not Applicable	42.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx.
No active judgments and liens have been found.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $xxxx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,397.05, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,252.17 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by a tenant. CCs do not show any damage.
BWR is retired and receives SSI income.

xx: xx: xx	xx	Field: Borrower DTI xx: 42.155% xx: 42.091% |---| 0.064% |----| 0.06400% Comment: As per calculation DTI is 42.155%. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2024   xx: xx/xx/2054   Variance: -10957 xx   Variance %:    Comment: First payment date is xx/xx/2024.   xx: Initial   xx:
																																																																																				Field: xx LTV xx: 31.887% xx: 31.900% Variance: -0.013% Variance %: -0.01300% Comment: CLTV is 31.887%. xx: Initial xx:	3: Curable		* Property is xx"The home is affixed to the land. As per the appraisal report located at xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8864066	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	806	805	35.719%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxfavor of xx, which was recorded on xx/xx/2023. No active judgments and liens have been found. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,180.92, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,180.92, and the rate of interest is 7.00%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx. No bankruptcy-related details have been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR1 has been SE for 24 years at xx. BWR2 has 9.08 years on the job as a lead permit technician at xx. xx: xx: xx	xx	xx Missing or error on the xx	Field: xx xx: Jeffery xx: |---| |----| Comment: As per note. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2053 Variance: -10958 xx Variance %: Comment: First payment date is xx/xx/2023. xx: Initial xx: Field: Occupancy at Origination xx: Secondary xx: Primary Variance: Variance %: Comment: Occupancy at origination is secondary. xx: Initial xx: Field: xx Street xx Variance: Variance %: Comment: As per note. xx: Initial xx:	3: Curable		* Missing proof of hazard insurance xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Disclosures xx "Home loan toolkit is missing from the loan documents." * Property is xx"The home is affixed to the land. As per the appraisal report dated xx/xx/2023 located at xx, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx, reflecting that the home is affixed permanently to the land with xx. The MH rider is available at xx.xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
71208064	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	677	50.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xxh the lender, xx, which was recorded on xx/xx/2023.
No active judgments or liens have been found.
The first installment of county taxes for 2023 is paid in the amount of $xxn xx/xx/2024.
The second installment of county taxes for 2023 is due in the amount of $xx/xx/2025.
The first installment of county taxes for 2024-2025 is paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of $xxxx/xx/2025.
																																																																															No prior year’s delinquent taxes have been found.	As per the PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,544.09, which was applied for the due date of xx/xx/2024. The current P&I is $3,544.09 with an interest rate of 8.00%. The current UPB is $xx. The PH dated xx/xx/2024 shows a large payment in the amount of $xx. As per the comment dated xx/xx/2024, it is a borrower-made payment.	xx: The current status is performing. As per the PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. BWR has 20.91 years on the job as a laborer with xx LLC/xx. Additionally, BWR is working with xx as a laborer for four months. xx: xx: xx	xx	xx	Field: Borrower DTI xx: 50.299% xx: 39.879% |---| 10.420% |----| 10.42000% Comment: Borrower DTI xx is 50.299% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2053 Variance: -10958 xx Variance %: Comment: xx Date is xx/xx/2023 xx: Initial xx:	3: Curable		* xx Disclosures xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
17039451	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	40.525%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xxfavor of “MERS as nominee for xx". The mortgage was re-recorded on xx/xx/2022 to add exhibit A xx. No active liens and judgments have been found against borrower and property. The annual combined taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual combined taxes for 2023 were paid in the amount of $xxxx/xx/2023. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,860.14 and PITI is $2,307.20. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $1,860.14 and PITI is $2,307.20. The UPB reflected as per the payment history is $xx.
 As per seller’s tape data the subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure.  No evidence has been found regarding Covid-19.
No evidence has been found regarding damage. BWR receives pension and trust income.
																																																																																	xx: xx: xx	xx		Field: Age of Loan xx: 26 xx: 27 |---| -1 |----| -3.70370% Comment: xx: Initial xx: Field: Borrower DTI xx: 40.525% xx: 40.311% Variance: 0.214% Variance %: 0.21400% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx: Field: xx Date xx: xx/xx/2022 xx: xx/xx/2022 Variance: -19 xx Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	Not Applicable
80755975	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.188%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for for the amount of $xx
The prior mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh the xx.
The annual combined taxes for 2024 are exempt.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,945.12 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $3,603.16 and the interest rate is 6.188%.

xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
The subject loan closed as a streamline refinance. BWR employment details are not available.

xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 9 xx: 10 |---| -1 |----| -10.00000% Comment: N.A xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: Yes   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx   xx: VA   xx: Other   Variance:    Variance %:    Comment: N.A   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx: xx: $0.00 Variance: Variance %: Comment: N.A xx: Initial xx:	4: Unacceptable	* LTV or CLTV exceeds 104% xx	* xx xx is "Elevated" xx "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx/xx/2024, and the receipt date is xx/xx/2024, which is after the closing date."
* Loan does not conform to program guidelines xx     "Tape shows loan does not meet seasoned period requirement of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the xx Document xx			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76183952	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	684	739	42.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xx , in the amount of $xxich was recorded on xx/xx/2024. No active judgments or liens were found. The annual county tax for 2024 has been due in the amount of $xx/xx/2025. The annual county tax for 2023 has been paid in the amount of $xxn xx/xx/2023. No prior delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,342.82, which was applied for the due date of xx/xx/2024. The current P&I is $1,724.72 with an interest rate of 7.625%, and PITI is $2,324.82. The UPB is $xx.	xx: The current status of the loan is in performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR1 has 14.33 years on the job as a branch manager at xx.
BWR2 has 10.50 years on the job as an auto sales at xx.

																																																																																	xx: xx: xx	xx	xx LE Missing or error on the xx	Field: Age of Loan xx: 6 xx: 7 |---| -1 |----| -14.28571% Comment: N.A xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N.A xx: Initial xx: Field: xx Date xx: xx/xx/2024 xx: xx/xx/2024 Variance: -28 xx Variance %: Comment: Appraisal report reflects appraised date as xx/xx/2024. xx: Initial xx:	3: Curable		* xx TRID xx is Incomplete xx "TRID tolerance test is incomplete as the initial LE is missing from loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the 1 year SOL is active." * xx LE xx "Initial LE is missing from the loan documents." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	719
84451536	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	33.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxfavor of xx xx No active judgments or liens have been found. The annual combined taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual combined taxes for 2023 have been paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,472.66 which was applied for the due date of xx/xx/2024. The current P&I is $1,202.30 and the interest rate is 7.500%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,472.66 which was applied for the due date of xx/xx/2024. The current P&I is $1,202.30 and the interest rate is 7.500%. The current UPB is $xx.
 No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
The appraisal report is as is. The appraisal addendum shows need for multiple interior and exterior repairs including but not limited to significant exterior wood rot, damaged flooring, and several areas of damaged and missing drywall. The subject is considered to have safety/structural issues due to the extensive exterior damage and/or unpainted wood and soffit. Tape also shows appraisal mentions repairs. The estimated cost of repair is not available. CCs do not show damage. No evidence has been found regarding repair completion.
BWR has 6.16 years on the job as a driver at xx.
																																																																																	xx: xx: xx	xx	Appraisal xx	Field: Age of Loan xx: 12 xx: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2023 Variance: -42 xx Variance %: Comment: xx is xx/xx/2023. xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx	* xxmissing; loan has escrows xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	Not Applicable
92775162	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.624%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	19.909%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxh xx as nominee for xx Corporation, and it was recorded on xx/xx/2024. No active judgments or liens found. The annual county taxes for 2024 are due on xx/xx/2025 in the amount of $xx34. The annual city taxes for 2024 were paid on xx/xx/2024 in the amount of $xx41. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,155.05, which applied for xx/xx/2024. The current P&I is $1,672.64 with an interest rate of 6.624%. The UPB is $xx.	xx: The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $1,672.64 with an interest rate of 6.624%. The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 10 months on the job as a nurse practitioner at xx.
BWR has prior employment experience as a nurse practitioner at xx between xx/xx/2019 and xx/xx/2023 for 3.58 years.
																																																																																	xx: xx: xx	xx	Missing or error on the xx		4: Unacceptable	* Occupancy concerns - xx	* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	Not Applicable
98574511	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	797	49.786%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx. There is an active junior mortgage against the subject property in favor of xx, in the amount of $xxich originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument # xx. The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,163.46 which was applied for the due date of xx/xx/2024. The current monthly P&I is $3,368.89 with an interest rate of 7.875%.The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR1 has 1.5 years on the job as a teacher at xx-xx. BWR1 has prior employment experience as a substitute teacher at xx between xx/xx/2022 and xx/xx/2023 for 1.75 years.
BWR2 has 1.33 years on the job as an office manager at xx.

																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 5 xx: 7 |---| -2 |----| -28.57142% Comment: Age of loan is 5. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -153 xx Variance %: Comment: Interest paid through date is xx/xx/2024. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -1 xx Variance %: Comment: Original note doc date is xx/xx/2024. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "According to the tape data, the investor refused the loan for purchase because the amended note, which was delivered on October 4, 2024, was delivered after the pooling deadline of September 23, 2024. Further details not provided." * Missing or error on the xx Document xx	* Cash out purchase xx "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $2,512.96" * Higher-xx Loan test Fail xx "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 8.734% exceeds APR threshold of 8.690% over by +0.044%.The subject loan is escrowed. This loan is compliant with regulation 1026.35xx, xx and xx. Loan failed the CA AB 260 higher-priced mortgage loan test xx) due to an APR calculated at 8.734% exceeds APR threshold of 8.690% over by +0.044%.The subject loan is escrowed.xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
15760358	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	794	48.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,915.80, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,721.26 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR2 has 7.25 years on the job as a principal consultant with xx Inc.
xx: xx: xx	xx	Field: Age of Loan xx: 6 xx: 8 |---| -2 |----| -25.00000% Comment: Age of Loan is 6 xx: Initial xx:
Field: Borrower DTI xx: 48.645%   xx: 49.779%   Variance: -1.134%   Variance %: -1.13400%   Comment: Borrower DTI xx is Unavailable   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx per U/W xx: 44.310%   xx: 44.908%   Variance: -0.598%   Variance %: -0.59800%   Comment: xx Per U?W is Unavailable   xx: Initial   xx:
																																																																																				Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -184 xx Variance %: Comment: xxis xx/xx/2024 xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx		* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72549677	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	748	Not Applicable	45.559%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $xxn xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,495.89 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,895.32 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is investor.
BWR has been SE for 3.25 years at xx.
																																																																																	xx: xx: xx	xx		Field: Age of Loan xx: 1 xx: 2 |---| -1 |----| -50.00000% Comment: Age of Loan is 1 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -4 xx Variance %: Comment: xxis xx/xx/2024 xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
60949302	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	717	46.370%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx. There is one junior mortgage against the subject property in favor of xxin the amount of $xxorded on xx/xx/2024. There is one prior child support lien against the borrower in favor of the xx ., recorded on xx/xx/2007. The first and second installments of county taxes for 2024/2025 are due in the amount of $xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,811.64 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,994.94 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $xx.
As per the tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  BWR1 has 5 years and 6 months on the job as a relief bus operator with xx.
BWR2 has 4 months on the job as a custodian with xx. BWR2 has prior employment experience as a custodian with xxand xxbetween xx/xx/2022 and xx/xx/2023 for 9 months.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 3 xx: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -1 xx Variance %: Comment: Note doc date is xx/xx/2024. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape shows that the investor rejected the purchase of the loan as the loan closed with a transferred xx appraisal on an xx xxtransaction. Approval from xx for a post-close inspection was received from xx, and the borrower has declined inspection. Further details were not provided. xx search shows an estimated value of $xx. Current UPB $xx." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	693
5825420	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	785	Not Applicable	36.239%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx. No active liens and judgments have been found. The annual county taxes for 2024 are due on xx/xx/2024 in the amount of $xx77. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,284.17, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,564.35, and the rate of interest is 6.625%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by a tenant.
The appraisal report reflects as is conditions. Photo addendum and improvement section shows peeling paint required at the rear side and scratches to the siding from animals. Estimated cost to cure is not available in the loan file. CCs do not show any damage.
BWR has 2.58 years on the job as xx.

																																																																																	xx: xx: xx	xx	Appraisal xx	Field: Age of Loan xx: 2 xx: 3 |---| -1 |----| -33.33333% Comment: Age of Loan is 2 xx: Initial xx: Field: Borrower DTI xx: 36.239% xx: 29.313% Variance: 6.926% Variance %: 6.92600% Comment: Borrower DTI xx is 36.239% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx Type xx: 2 Family xx: xx Variance: Variance %: Comment: xx Type is 2 Family xx: Initial xx:	3: Curable		* Appraisal incomplete xx"The appraisal report reflects as is conditions. Photo addendum and improvement section shows peeling paint required at the rear side and scratches to the siding from animals. Estimated cost to cure is not available in the loan file. The updated 1004D is missing from the loan documents and final CD does not reflect escrow holxxck amount." * Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	Not Applicable
34366277	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	804	49.690%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxfavor of xx. No active judgments or liens have been found. The annual county taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual county taxes for 2023 were paid in the amount of $xxn xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,467.14 which was applied for the due date of xx/xx/2024. The current P&I is $2,060.72 and the interest rate is 7.125%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,467.14 which was applied for the due date of xx/xx/2024. The current P&I is $2,060.72 and the interest rate is 7.125%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current occupancy of the subject property.
No damage or repairs have been found.
BWR1 has been SE for 1.16 years at xx LLC. Previously, BWR1 has had 5 months on the job as a manager with xx, and 1.83 years on the job as a state trooper at xx. BWR2 has 16.16 years on the job as a xxt. BWR3 has 18.25 years on the job xx.

																																																																																	xx: xx: xx	xx		Field: Borrower DTI xx: 49.690% xx: 0.497% |---| 49.193% |----| 49.19300% Comment: Borrower DTI xx is 49.690% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx per U/W xx: 38.737% xx: 0.387% Variance: 38.350% Variance %: 38.35000% Comment: xx per U/W xx is 38.737% xx: Initial xx: Field: xx: xx: xx Variance: $180.00 Variance %: 0.05593% Comment: xxis $xx xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	789
86490757	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	773	774	47.460%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx.
No active judgments or liens were found.
xx # xx: The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $xx on xx/xx/2024 and xx/xx/2024.
xx # xx: The annual county taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,736.78, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,205.08 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
The collection comment does not show the borrower’s income impacted by Covid-19.

xx: xx: xx	xx	xx Missing or error on the xx	Field: Borrower DTI xx: 47.460% xx: 0.475% |---| 46.985% |----| 46.98500% Comment: BWR DTI ratio at 47.46%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* xx"An appraisal report is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is $xx."
* Missing flood cert xx     "Flood insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xx Document xx	* Cash out purchase xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24282683	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	786	20.660%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx. No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,000.00 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,459.36 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,459.36 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The notice of commencement located at xx which was recorded on xx/xx/2024 shows a general description of improvement as a pool, deck, and screen. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
As per tape, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 3 months on the job as a at xx,. BWR has prior employment experience as a xx with xxbetween xx/xx/2020 and xx/xx/2022 for 2.16 years.
xx: xx: xx	This conventional fixed rate mortgage originated on xx/xx/2024 with a P&I of $1,109.66, a rate of interest of 6.500%, and a maturity date of xx/xx/2054. The current P&I, as per latest payment history as of xx/xx/2024, is $1,459.36, and rate of interest is 6.500%. There is a change in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file.	Missing or error on the xx	Field: Borrower #2 xx: Zielinski xx: Zielinksi |---| |----| Comment: Borrower #2 xx is Zielinski. xx: Initial xx:
Field: Borrower DTI xx: 20.660%   xx: 0.207%   Variance: 20.453%   Variance %: 20.45300%   Comment: Borrower DTI xx is 20.660%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx per U/W xx: 17.396%   xx: 17.400%   Variance: 17.222%   Variance %: 17.22200%   Comment: xx per U/W xx is 17.396%   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: Fixed   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Original CLTV xx: 42.044%   xx: 0.420%   Variance: 41.624%   Variance %: 41.62400%   Comment: Original CLTV xx is 42.044%   xx: Initial   xx:
Field: xx LTV xx: 42.044%   xx: 0.420%   Variance: 41.624%   Variance %: 41.62400%   Comment: xx LTVxx is 42.044%   xx: Initial   xx:
																																																																																				Field: xx Date xx: Unavailable xx: xx/xx/2054 Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	790
1461236	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	736	43.760%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxfavor of xx as nominee for xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,513.43, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,120.39 with an interest rate of 5.75%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has been SE for 5.75 years at xx.
BWR2 has been SE for 3.50 years at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 43.760% xx: 0.438% |---| 43.322% |----| 43.32200% Comment: Borrower DTI Ratio percent is 43.760% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable xx: Initial xx: Field: xx per U/W xx: 10.670% xx: 10.700% Variance: 10.563% Variance %: 10.56300% Comment: xx per U/W is 10.670% xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx		* ATR - Unable to determine borrower's xx Repay xx "The subject is OO and was approved at 43.76%. The tape shows the subject is NOO due to misrepresentation causing the lender to omit BWR primary housing expense. Further details not provided. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been SE for 5.75 years at xx LLC, and BWR2 has been SE for 3.50 years at xx, FICO 726, and $xx equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	725
24246683	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	726	46.220%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,562.00 xx which was applied for the due date of xx/xx/2025. The current P&I is $2,027.20 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No comments have been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been SE for 3.41 years at xx xx.
BWR2 has 4 months on the job as a warehouse manager with xx. Previously, BWR2 has been SE for 3.25 years at xx
xx: xx: xx	xx	Field: Borrower DTI xx: 46.220% xx: 0.462% |---| 45.758% |----| 45.75800% Comment: DTI is 46.220%. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx per U/W xx: 30.008% xx: 0.301% Variance: 29.707% Variance %: 29.70700% Comment: Housing ratio is 30.008%. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "Loan failed the initial closing disclosure delivery date test due to initial CD receipt date is xx/xx/2024 which is one day prior to consummation date xx/xx/2024."
																																																																																							* xx TRID xx Failed xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20333247	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	38.320%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh the lender “MERS as nominee for xx Corporation.”.
No active judgments or liens have been found.
The first installment of county taxes for 2024-25 was paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024-25 is due in the amount of $xxxx/xx/2025.
The first and second installments of supplemental county taxes for 2023 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024.
																																																																															No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $5,458.62, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,143.37 and the rate of interest is 7.125%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. The loan has not been modified since origination. No bankruptcy-related details have been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR has been SE for 3.25 years at xx LLC. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 38.320% xx: 27.472% |---| 10.848% |----| 10.84800% Comment: Borrower DTI xx is 38.320% xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -6 xx Variance %: Comment: xxis xx/xx/2024 xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Subject loan was approved at xx%. Tape shows the receipt of income was established using cash deposits in BWR's account, which is not acceptable to the investor. BWR has been SE for 3.25 years at xx LLC, FICO 813, 0X30 since inception, and $xx equity in the subject." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
92506849	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	43.696%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx LLC.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024.
The water charges for 2025 have been delinquent in the amount of $xxwhich are good through xx/xx/2025.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,982.60 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,426.11 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
Unable to determine the occupancy of subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The borrower xx Kelleher has been working at xx.
BWR has 2.41 years on the job as a transportation security officer at xx. Additionally, BWR receives a defined contribution plan.
xx: xx: xx	xx	xxDisclosures	Field: Age of Loan xx: 7 xx: 9 |---| -2 |----| -22.22222% Comment: 7 xx: Initial xx:
Field: Borrower DTI xx: 43.696%   xx: 75.765%   Variance: -32.069%   Variance %: -32.06900%   Comment: As per DU and 1008 borrower DTI is 43.696%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: NA xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* xx TRID xx is Incomplete xx "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* xx"The initial closing disclosure is missing from the loan documents."
																																																																																							* xx Disclosures xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75270063	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	805	Not Applicable	49.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx as nominee for xx, LLC in the amount of $xxich was recorded on xx/xx/2024. No active liens and judgments have been found. Annual combined taxes for the year of 2023 have been paid in the amount of $xxon xx/xx/2023. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,576.75, which was applied for the due date of xx/xx/2024. Current P&I is $1200.58, and the interest rate is 6.625%. The new UPB is reflected in the amount of $xx.	xx: The loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The new UPB is reflected in the amount of $xx. As per the tape data the subject property is non-owner occupied. No damage and repairs have been found. No evidence has been found for foreclosure and bankruptcy. BWR started the new job on xx/xx/2024 as a chief technology officer at xx LLC. BWR has prior employment experience asxx with xx Insurance for 2.50 years. xx: xx: xx	xx		Field: xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -1 xx Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			804	Not Applicable
13906914	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	745	47.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx, LLC, for the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,020.45, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $5,054.37, and the interest rate is 5.750%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has been SE for 8.41 years at xx.
BWR2 has 1.5 years on the job as an associate at xx for xx. Additionally, the BWR2 has 1.5 years on the 2nd job as an associate at the xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 3 xx: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is N/A. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: Original note doc date is 7/xx/24. xx: Initial xx:	3: Curable		* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * xx TRID xx Failed xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 47.15%. Tape shows BWR2 did not return to work from leave. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 8.41 years at xx; BWR2 has 1.5 years on the job as an associate at xx for Women, Inc, FICO 745, 0X30 since inception, and $155K equity in the subject." * Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	738
21485415	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	747	48.725%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh xx as nominee for xx, LLC. No active judgments or liens have been found. The annual combined taxes of the year for 2024 are paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,216.10, which was applied for the due date of xx/xx/2024. The current P&I is $1,553.42 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 2.16 years on the job as a custom hood assembler withxx.
BWR2 has 2.25 years on the job as a testing and repair technician with xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 12 xx: 14 |---| -2 |----| -14.28571% Comment: Age of loan reflects 12. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 48.73%. Tape shows BWR2 was not employed prior to closing. The revised DTI is 88%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2.16 years on the job as a custom hood assembler with Vent A xx. BWR2 has 2.25 years on the job as a testing and repair technician with xx Inc. xx Protech, FICO 739, 1X30 since inception, and $37K equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	737
57962534	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	784	22.534%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxfavor of xx as nominee for xx, LLC.
There is a UCC lien in the favor of xxI LLC which was recorded on xx/xx/2023
Annual combined taxes for 2024 were paid in the total amount of $xxnnual school taxes for 2024 were paid in the total amount of $xxo prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,051.46, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,366.66 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR1 has 2.16 years on the job as a client service manager with xx, Inc.
BWR2 has 2.25 years on the job as a detection and investigation senior analyst with xx.

xx: xx: xx	xx	Field: Age of Loan xx: 13 xx: 15 |---| -2 |----| -13.33333% Comment: Age of loan is 13. xx: Initial xx:
Field: Borrower DTI xx: 22.534%   xx: 51.634%   Variance: -29.100%   Variance %: -29.10000%   Comment: Borrower DTI ratio percent is 22.534%.   xx: Initial   xx:
Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 22.53%. Tape shows BWR tax returns did not show REO lease used to qualify. Revised DTI is 52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 2.16 years on the job as a client service manager with xx Inc, BWR2 has 2.25 years on the job as a detection and investigation senior analyst with xx, FICO 689, 0X30 since inception, $xx equity in the subject, and $xx residual income.

																																																																																								Downgraded to xx based on PxxH.xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72005726	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	731	739	47.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx as the nominee for xx, LLC. in the amount of $xxich was recorded on xx/xx/2024. There is a UCC judgment in favor of xx, which was recorded on xx/xx/2024. 1st installment county taxes for the year 2024/2025 has been paid in the amount of $xxxx/xx/2024. 2nd installment county taxes for the year 2024/2025 is due in the amount of $xxxx/xx/2025. No prior-year taxes have been found delinquent.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,882.89 xx which was applied for the due date of xx/xx/2024. The current P&I is $3,571.07 with an interest rate of 6.375%. The current UPB is $xx.	xx: The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The reason for the default is not available.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.58 years on the job as a teacher at xx. BWR1 has prior employment experience as an accompanist with xx between xx/xx/2021 and xx/xx/2022 for 1 year.
BWR2 has 2.83 years on the job as a xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 6 xx: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: Does lender g/l required MI? is not applicable xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -21 xx Variance %: Comment: xx: Initial xx:	3: Curable		* xx TILA xx"Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$694.75. Reason for Finance charge under disclosure is unknown as the xx is missing. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	730
10276649	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	10/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	768	Not Applicable	30.575%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx, LLC, for the amount of $xxThere is a UCC lien against the property in favor of xx, recorded on xx/xx/2024.
The annual combined taxes for 2024 are due in the amount of $xx/xx/2025.
The annual combined taxes for 2023 were paid in the amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,117.07, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,490.45, and the interest rate is 5.500%.
xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 5.58 years on the job as a senior staff silicon architect with xx.
xx: xx: xx	xx	Field: Age of Loan xx: 3 xx: 4 |---| -1 |----| -25.00000% Comment: Age of loan 3. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
																																																																																				Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: NA xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
500371	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	756	48.856%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx, LLC. No active judgments or liens have been found. The first installment of county taxes for 2024 is paid in the amount of $xxn xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	The loan originated on xx/xx/2024 and the first payment date is xx/xx/2024. As per the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current P&I is $3,609.72, and the interest rate is 4.990%. The UPB is $xx.	xx: The current status is performing.
The loan originated on xx/xx/2024 and the first payment date is xx/xx/2024. As per the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current P&I is $3,609.72, and the interest rate is 4.990%. The UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 10.33 years on the job as a pharmacist with xx.
BWR2 has 1 year on the job as a kids department manager with xx. BWR2 has prior employment experience as a teacher with xx between xx/xx/2022 and xx/xx/2023 for 1 year.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -7 xx Variance %: Comment: xx document date is xx/xx/2024. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	764
94431270	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	41.584%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxfavor of xx, LLC. No active judgments or liens were found. The 2024 county annual taxes were paid in the amount of $xxxx/xx/2024. The annual water charges for 2025 have been due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,563.71 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,513.12 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information about the current occupancy of the subject property has been found in CC.
BWR has been SE for 15.08 years as xx. Additionally, the BWR receives SSI income.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 10 xx: 12 |---| -2 |----| -16.66666% Comment: Age of Loan is 10 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: NA. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx		* ATR - Unable to determine borrower's xx Repay xx "Subject approved as OO at xx%. Tape shows BWR listed the subject property for sale after closing. Review treating as NOO causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 15.08 years as a xx. Additionally, the BWR receives SSI income, FICO 714, 0X30 since inception, and $xx equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Not Applicable
66126465	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	810	29.031%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 in the amount of $xxh xx as nominee for xx, LLC, and it was recorded on xx/xx/2023.
There is a UCC lien against the subject borrower that was recorded on xx/xx/2024 in the favor of ‘xx.’ The supportive document does not reflect the lien amount.
The first and second installment county taxes for 2024 are due on xx/xx/2025 and xx/xx/2025 in the amount of $xx56.
The annual combined taxes for 2023 were paid on xx/xx/2024 in the amount of $xx82.
No prior year's delinquent taxes have been delinquent.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,760.55, which was applied for the due date of xx/xx/2024. The current P&I is $2,464.78 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. No evidence of damage or repair has been found
BWR1 has 5 months on the job as a general store manager at xx. BWR1 has prior employment experience as a store manager at xx between xx/xx/2018 and xx/xx/2023 for 4.58 years.
BWR2 has 3 months on the job as a nurse at xx. BWR2 has prior employment experience as an operating room nurse at xx between xx/xx/2019 and xx/xx/2023 for 3.83 years.

xx: xx: xx	xx	Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 12 xx: 13 |---| -1 |----| -7.69230% Comment: Age of loan reflects 12. xx: Initial xx: Field: Borrower DTI xx: 29.031% xx: 63.358% Variance: -34.327% Variance %: -34.32700% Comment: DTI ratio reflects 29.031%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx:	3: Curable	* Transmittal xx is Missing xx	* ATR - Unable to determine borrower's xx Repay xx "The subject was approved at 29.03%. Tape shows BWR was not employed prior to closing. The revised DTI is 63.35%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 5 months on the job as a general store manager at xx. BWR2 has 3 months on the job as a nurse at the f xx , FICO 753, 0X30 since inception, $xx equity in the subject, and $xxresidual income."
* xx TILA xx"Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$699.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
97027009	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	680	49.114%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx, LLC. No active judgments or liens have been found. The 1st installment of the county tax for 2024/2025 has been paid on xx/xx/2024 in the total amount of $xxThe 2nd installment of the county tax for 2024/2025 was due on xx/xx/2025 in the total amount of $xxNo delinquent tax has been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $4,058.32, which was applied for the due date of xx/xx/2024. The current P&I is $3,018.21, and interest rate is 5.990%. The current UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 1.75 years on the job as a data analyst at xx. BWR has prior employment experience as a tech customer service supervisor at xx. between xx/xx/2022 and xx/xx/2022 for 4 months.
BWR2 has 1.83 years on the job as a case administrator  at xx. BWR2 has prior employment experience as an xx between xx/xx/2021 and xx/xx/2022 for 1.41 years.
																																																																																	xx: xx: xx	xx	Missing DU/GUS/AUS	Field: Age of Loan xx: 2 xx: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. xx: Initial xx: Field: Borrower #2 xx: Preciado xx: Perez Variance: Variance %: Comment: xx: Initial xx: Field: Borrower #2 xx: Christine xx: Preciado Variance: Variance %: Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx xx: MGIC xx: Other Variance: Variance %: Comment: xx is MGIC. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: xx: Initial xx:	3: Curable		* Assets do not meet guidelines xx "Tape shows source of large deposit could not be verified and the verified funds are short to close. Review of bank statements in file shows $xx with a large deposit of $xx from the sale of xx satisfying the cash to close requirement of $xx. Further details not provided." * Missing DU/GUS/AUS as required by guidelines xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	679
23803103	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	41.527%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx, LLC. No active judgments or liens have been found. The 1st, 2nd and 3rd installments of county taxes for 2025 were paid in the total amount of $xxn xx/xx/2025, xx/xx/2024 and xx/xx/2024. The fourth installment of county taxes for the year 2025 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,656.85, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,134.34 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx..	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $2,134.34 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has been SE for 6.75 years at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 4 xx: 5 |---| -1 |----| -20.00000% Comment: Age of loan is 4. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: xx: Initial xx: Field: xx Type xx: PUD xx: xx Condo xx Variance: Variance %: Comment: As per appraisal report. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape shows appraisal report used on the subject loan was transferred from different BWR, and the loan product was changed from FHA to conventional. Appraisal report is as is with an appraised value of $xx. xx search shows an estimated value of $xx. Current UPB is $xx. Further details not provided." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
10994564	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$2,284.36	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	736	Not Applicable	49.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx, LLC.
There is a UCC lien found against the subject property in favor of xx, which was recorded on xx/xx/2024.
There is a utility lien on the subject property in favor of the xx in the amount of $xxich was recorded on xx/xx/2024.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $xxn xx/xx/2025.
The 1st installment of county taxes for 2024/2025 xx taxes is delinquent in the total amount of $xx6 which due on xx/xx/2024 and good through xx/xx/2025.
The 2nd installment of county taxes for 2024/2025 xx is due in the total amount of $xx8 on xx/xx/2025.

According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,165.89, which was applied for the due date of xx/xx/2024. The current P&I is $3,774.49 with an interest rate of 5.25%.The current UPB reflected as per the payment history $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Borrower has 4.08 years on the job as an investment officer with xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 7 xx: 9 |---| -2 |----| -22.22222% Comment: Age of loan is 7. xx: Initial xx:
Field: ARM xx Rate   xx: 10.250%   xx: 5.000%   Variance: 5.250%   Variance %: 5.25000%   Comment: ARM lifetime cap rate is 10.250%.   xx: Initial   xx:
Field: Borrower DTI xx: 49.911%   xx: 50.563%   Variance: -0.652%   Variance %: -0.65200%   Comment: Borrower DTI ratio percent is 49.911%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx   xx: MGIC   xx: Other   Variance:    Variance %:    Comment: xx is MGIC.   xx: Initial   xx:
Field: Original CLTV xx: 89.990%   xx: 101.190%   Variance: -11.200%   Variance %: -11.20000%   Comment: Original CLTV ratio percent is 89.990%.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -1 xx   Variance %:    Comment: xx doc date is xx/xx/2024   xx: Initial   xx:
																																																																																				Field: xx LTV xx: 89.990% xx: 101.190% Variance: -11.200% Variance %: -11.20000% Comment: Original standard LTV xx is 89.990%. xx: Initial xx:	3: Curable		* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	Not Applicable
44265759	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	790	788	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx for the amount of $xxNo active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024/2025 were paid in the amount of $xxe second installment of county taxes for 2024 is due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,842.19, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $2,635.82, and the interest rate is 6.875%.

xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
No comment pertaining to the damage to the subject property has been observed.
Subject is OO. BWR was qualified as DCSR but is OO, 2F with xx.
xx: xx: xx	xx	Field: Age of Loan xx: 2 xx: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. xx: Initial xx:
Field: Borrower #2 xx: Crystal   xx: Ophelia   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: Borrower #2 xx: Chessher   xx: Juarez-Drabek   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx Name   xx: Ophelia   xx: Crystal   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx Name   xx: Juarez-Drabek   xx: Chessher   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Occupancy at Origination xx: Investor   xx: Primary   Variance:    Variance %:    Comment: As per loan document.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2024   xx: xx/xx/2024   Variance: -42 xx   Variance %:    Comment: As per loan document.   xx: Initial   xx:
																																																																																				Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: As per note. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx		* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92106612	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	790	34.772%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx LLC, a xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were due in the amount of $xx/xx/2025.
The annual combined taxes for 2023 were paid in the amount of $xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $9,701.48 xx, which was applied for the due date of xx/xx/2024. The current P&I is $8,242.06 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 5.83 years on the job as a sales specialist at xx.
BWR2 has 7.08 years on the job as a sales specialist at xx.
xx: xx: xx	xx	Field: Borrower DTI xx: 34.772% xx: 34.770% |---| 0.002% |----| 0.00200% Comment: BWR DTI ratio percent 34.771%. xx: Initial xx:
																																																																																				Field: MI xx: xx: 365.301% Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* xx Disclosures xx "Home loan toolkit is missing from the loan documents." * xx Issues xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43934204	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Not Applicable		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	49.229%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxh xx as nominee for xx, LLC, and it was recorded on xx/xx/2024. There are 3 civil judgments xx found against the borrower in the total amount of $xxn favor of multiple plaintiffs, which were recorded on different dates. The annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of $xx per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $xx, which applied for xx/xx/2024. The current P&I is $8,734.18 with an interest rate of 6.375%. The UPB is $xx.	xx: The current status of the loan is performing. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The current P&I is $8,734.18 with an interest rate of 6.375%. The UPB is $xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR has been SE for 15.5 years at xx. Information regarding the damage and repair is not available in the latest servicing comments. xx: xx: xx	xx	Missing or error on the xx		2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 49.22%. Tape shows rental income miscalculation. Revised DTI is 53.02%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 15.5 years at xx LLC, FICO 755, 0X30 since inception, $xx equity in the subject and $xx residual income." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			691	Not Applicable
63048634	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Yes	Not Applicable	First	$0.00	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	717	38.336%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx Corporation for the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023/2024 were paid in the amount of $xxrior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2024. According to the latest payment history as of xx/xx/2024, the next due date is xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $4,993.29, and the interest rate is 7.990%.	xx: The loan is currently performing.
The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2024. According to the latest payment history as of xx/xx/2024, the next due date is xx/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 3 years on the job as an associate at xx.
BWR2 employment details are not available.
xx: xx: xx	xx	Missing or error on the xx	3: Curable	* xx"The tape shows the loan exceeding the applicable APR-APOR spread of 2.545%. Infinity CE result shows that the loan failed the higher-priced and safe harbor test. Further details not provided." * Missing or error on the xx Document xx	* xx xx is "Elevated" xx "GSE xx QM APR Test due to APR calculated 8.680% exceeds APR threshold of 8.400% over by +0.280%. Subject loan is escrowed."
* Higher-xx Loan test Fail xx     "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 8.724% exceeds APR threshold of 7.650% over by +1.074%.  The subject loan is escrowed. This loan is compliant with regulation 1026.35xx, xx and xx.

Loan failed xxthreshold test due to APR calculated 8.680% exceeds APR threshold of 7.650% over by +1.030%. Subject loan is escrowed.

																																																																																								xx APR xx due to APR calculated 8.680% exceeds APR threshold of 8.400% over by +0.280%. Subject loan is escrowed.xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
94399678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.500%	120	xx	xx	Commercial	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	762	757	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2021	$xx	Not Applicable	3.250%	$4,815.67	10/xx/2021	Change of Terms	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of $xxh xx as nominee for xx. No active judgments or liens have been found. The first installment of town taxes for 2023 has been paid in the amount of $xxxx/xx/2024. The second installment of town taxes for 2023 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,815.67 xx which was applied for the due date of xx/xx/2025. The current P&I is $4,815.67 with an interest rate of 3.250%. The current UPB is $xx.	xx: The loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. Unable to determine the RFD. Unable to determine the current occupancy of subject property. The loan was modified on xx/xx/2021. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. xx: xx Comments: xx	The modification agreement was made between the lender and borrower on xx/xx/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $4,815.67 monthly with a modified interest rate of 3.250% beginning on xx/xx/2021 with a maturity date of xx/xx/2026.	xxRider	Field: Borrower DTI xx: Unavailable xx: 35.260% |---| |----| Comment: Borrower DTI ratio percent is unavailable xx: Initial xx:
Field: xx: Unavailable   xx: 1.3   Variance:    Variance %:    Comment: Debt service ratio xx is unavailable   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Loan document type is unavailable.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2020   xx: xx/xx/2021   Variance: -330 xx   Variance %:    Comment: Original appraisal date is xx/xx/2020.   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-200000.00   Variance %: -13.79310%   Comment: Appraised value is $xx.   xx: Initial   xx:
Field: xx: xx: xx   Variance: $-242500.00   Variance %: -22.04545%   Comment: Original balance xx is $xx.   xx: Initial   xx:
																																																																																				Field: xx Rate xx: 3.50000% xx: 3.25000% Variance: 0.25000% Variance %: 0.25000% Comment: Original stated rate is 3.50000% xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Missing proof of hazard insurance xx "Hazard insurance is missing from the loan documents." * xx incomplete / inaccurate xx "Mortgage riders are incomplete." * xx Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
12460780	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.750%	84	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	789	799	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2020	$xx	Not Applicable	3.250%	Unavailable	04/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 with the lender xx in the amount of $xxich was recorded on xx/xx/2018. No active liens and judgments have been found. The first and second installments of town taxes for 2023 were paid in the amount of $xxrior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the BWR is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx, and the current interest-only payment is $xx. The current UPB is $xx. The subject mortgage contains the interest-only provision for 7 years.	xx: The current status is performing.
As per the payment history as of xx/xx/2025, the BWR is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx, and the current interest-only payment is $xx. The current UPB is $xx. The subject mortgage contains the interest-only provision for 7 years.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status as the CCs are missing, and as per the tape, the subject property is owner-occupied.
BWR's employment details are missing from the loan documents.
xx: xx: xx	The subject mortgage is a construction loan, and the loan modification agreement was made between the BWR and the lender on xx/xx/2020. As per the modification agreement, the modified interest rate is 3.250%, and the maturity date is xx/xx/2027, and the interest-only period was extended for 7 years. No other note terms were changed. The UPB is $xx. The modification contains the balloon provision, and the outstanding UPB will be due at the maturity xx. There is no deferred or forgiven amount.	xx Initial 1003_Application xxMissing or error on the xx	Field: Borrower #2 xx: xx xx: . xx Trust |---| |----| Comment: Borrower #2 last name is xx. xx: Initial xx:
Field: Borrower DTI xx: Unavailable   xx: 32.060%   Variance:    Variance %:    Comment: Unavailable.   xx: Initial   xx:
Field: xx Name   xx: xx   xx: xx. xx Trust   Variance:    Variance %:    Comment: Borrower last name is xx.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2018   xx: xx/xx/2018   Variance: -30 xx   Variance %:    Comment: First payment date is xx/xx/2018.   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Unavailable.   xx: Initial   xx:
Field: xx Rate xx: 4.75000% xx: 3.25000% Variance: 1.50000% Variance %: 1.50000% Comment: Original stated rate is 4.75%. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx Missing xx "Balloon rider is missing from the loan documents."
* xx xx is "Moderate" xx     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2018 and signed on xx/xx/2018, which is greater than 3 days from the initial application date xx/xx/2018. Unable to determine delivery date due to missing document tracker."
* xx TILA xx"Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance case, originated on xx/xx/2018, and the 3-year SOL has expired.

Loan failed TILA APR threshold test due to APR calculated 4.951% exceeds APR threshold of 4.821% over by +0.130%. Subject loan is a refinance case, originated on xx/xx/2018, and the 3-year SOL has expired."
* xx TRID xx is Incomplete xx     "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2018, and the 3-year SOL has expired."
* xx 1003_Application xx     "Initial application signed by the loan originator is missing from the loan documents."
* xx"Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	800
69205354	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,501.04	Not Applicable	3.500%	120	xx	xx	Commercial	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	757	762	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2021	$xx	Not Applicable	3.250%	$4,815.67	Unavailable	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxfavor of xx.
No active judgments or liens were found.
The 1st installment of town tax for 2023 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of town tax for 2023 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,815.67 which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,815.67 with an interest rate of 3.250%. The current UPB reflected is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025..The current UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2021.
The occupancy of the subject property is unable to be determined.
Subject was closed as fix and flip loan with 10 years amortization.

xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is $xx. The modified rate is 3.25%, and P&I is $4,815.67. The new maturity date is xx/xx/2026.	xxRider	Field: Borrower DTI xx: Unavailable xx: 35.260% |---| |----| Comment: Borrower DTI xx is Unavailable xx: Initial xx:
Field: xx: xx: 1.3   Variance:    Variance %:    Comment: xxis Unavailable   xx: Initial   xx:
Field: xx Type   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: xx Type is Unavailable   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2020   xx: xx/xx/2021   Variance: -330 xx   Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-225000.00   Variance %: -15.00000%   Comment: xx Value is $xx   xx: Initial   xx:
Field: xx: xx: xx   Variance: $-207500.00   Variance %: -18.86363%   Comment: xx is $xx   xx: Initial   xx:
																																																																																				Field: xx Rate xx: 3.50000% xx: 3.25000% Variance: 0.25000% Variance %: 0.25000% Comment: xx Rate is 3.50000% xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* xx Missing xx "Balloon rider is missing from the loan documents." * xx Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39567680	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	60		xx	xx		Commercial	Fixed		Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	766	757	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxfavor of xx . No active judgments or liens were found. The 2nd installment of town taxes for 2023 is due in the total amount of $xxn xx/xx/2025. The 1st installment of town taxes for 2023 was paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $5,316.94 which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,316.94 with an interest rate of 3.250%. The current UPB reflected as $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as $xx. As per tape data, the subject property is investor. As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. xx xx: xx: xx	xx	xx	Field: Borrower DTI xx: Unavailable xx: 35.260% |---| |----| Comment: Borrower DTI xx is Unavailable. xx: Initial xx: Field: xx: Unavailable xx: 1.3 Variance: Variance %: Comment: xxis Unavailable. xx: Initial xx: Field: xx Type xx: Unavailable xx: xx Variance: Variance %: Comment: Loan documentation Type is Unavailable. xx: Initial xx:	3: Curable		* xx Missing xx	* xx Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	Not Applicable
89115502	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.000%	360		xx	xx		Commercial	Fixed		Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	805	771	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2015 and was recorded on xx/xx/2015 in the amount of $xxfavor of xx. No active judgments or liens were found. The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024. The 3rd and 4th installments of combined taxes for 2025 are due in the total amount of $xxn xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $xx which was applied for the due date of xx/xx/2025. The current monthly P&I is $8,606.13 with an interest rate of 2.950%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. The reason for default is not available. Unable to determine the occupancy of the subject property No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. BWR employment details are not available. BWR is a legal xx. xx: xx: xx	xx		Field: xx Date xx: xx/xx/2015 xx: xx/xx/2016 |---| -335 xx |----| Comment: xx/xx/2015 xx: Initial xx: Field: xx: xx: xx Variance: xx Variance %: 1.16218% Comment: xx: Initial xx: Field: xx: xx/xx/2015 xx: xx/xx/2016 Variance: -293 xx Variance %: Comment: xx/xx/2015 xx: Initial xx: Field: xx Rate xx: 4.00000% xx: 6.00000% Variance: -2.00000% Variance %: -2.00000% Comment: 4.00000% xx: Initial xx: Field: xx Street xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
23229462	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$10,687.50	$xx	7.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	750	754	37.116%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xxand Trust. No active liens and judgments have been found. The annual county taxes for 2023 were paid in the amount of $xx/xx/2024. The annual county taxes for 2024 are due in the amount of $xx/xx/2025. No prior years taxes have been found delinquent.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx xx which was applied for the due date of xx/xx/2025. The current monthly payment is $xx with an interest rate of 5.180%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
The tape data shows the subject property is owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR1 has 2.91 years on the job as a director of communications at xx.
BWR2 has 2.25 years on the job as a senior director at xx.
xx: xx: xx	xx	xx Missing or error on the xx	Field: Borrower #2 xx: xx: L |---| |----| Comment: Borrower #2 middle name is xx. xx: Initial xx: Field: Borrower DTI xx: 37.116% xx: 3999.300% Variance: -3962.184% Variance %: -3962.18400% Comment: Borrower DTI ratio percent is 32.447% xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "This loan failed the qualified mortgage interest only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal. This loan is an interest only loan or a graduated payment mortgage."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects xx Fee at $239.00. CD dated xx/xx/2024 reflects xx Fee at $249.00.
Loan estimate dated xx/xx/2024 reflects xx at $9,763.00. CD dated xx/xx/2024 reflects xx at $9,900.00.
This is a cumulative increase in fee of $147.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $2,755.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $3,368.70. This is a cumulative increase of +$338.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* xx Disclosure is missing. xx     "Homeownership counseling disclosure is missing from loan documents."
* LE/CD Issue date test Fail xx     "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days from the consummation date."
* Missing flood cert xx     "Flood certificate is missing from the loan documents"
* xx Disclosures xx     "Settlement services provider list is missing from the loan documents.
																																																																																							Home loan toolkit is missing from the loan documents.xx	* Missing or error on the xx Document xx		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	718
30333577	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	14.416%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 in the amount of $xxthe favor of xx , which was recorded on xx/xx/2023. No active judgments or liens have been found. The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,700.00, which was applied for the due date of xx/xx/2025. The current P&I is $2,686.07 with an interest rate of 7.250%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,700.00, which was applied for the due date of xx/xx/2025. The current P&I is $2,686.07 with an interest rate of 7.250%. The current UPB is $xx.
 No foreclosure activity has been found.
No evidence of damage or repair has been found.
 No record of post-closing bankruptcy filed by the borrower has been found.
 As per the tape, the subject property is non owner occupied.
																																																																																	xx: xx: xx	xx	xxInitial 1003_Application xxMissing or error on the xx Notice of xx	Field: Borrower DTI xx: 14.416% xx: 1441.600% |---| -1427.184% |----| -1427.18400% Comment: xx: Initial xx: Field: xx Value xx: xx: xx Variance: xx Variance %: 12.57142% Comment: Original appraised value reflects $xx. xx: Initial xx: Field: xx Street xx: xx xx: xx Variance: Variance %: Comment: As per note property street address reflects xx. xx: Initial xx:	3: Curable		* xx"Final application signed by the borrower is missing from loan documents." * Loan program disclosure missing or unexecuted xx "Loan program disclosure is missing from loan documents." * xx 1003_Application xx	* xx Disclosure is missing. xx "Homeownership counseling organizations disclosure is missing from loan documents." * Intent to xx"Intent to proceed is missing from loan documents." * Missing credit report xx "Credit report is missing from loan documents." * Missing flood cert xx "Flood certificate is missing from loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from loan documents." * Notice of xx missing or unexecuted xx		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	Not Applicable
62334269	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$28,894.50	$xx	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	769	Not Applicable	36.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx for the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The first and second installments of town taxes for 2023 were paid in the amount of $xxrior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx, which was applied to the due date of xx/xx/2025. The unpaid principal balance is $xx. The current interest is $xx, and the interest rate is 5.300%. The note is interest only for 120 months.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has been SE for 2.33 years at xx. xx: xx: xx	xx	xx	Field: Borrower DTI xx: 36.158% xx: 4071.300% |---| -4035.142% |----| -4035.14200% Comment: Borrower DTI xx is Unavailable. xx: Initial xx: Field: xx Name xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xx Name xx: xx xxLLC xx: xx Variance: Variance %: Comment: Last name is 1xxx. xx: Initial xx:	3: Curable		* xx xx is "Elevated" xx "This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage." * Missing flood cert xx	* xx TRID xx is Incomplete xx		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			973	Not Applicable
15079456	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	794	42.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh xx as nominee for xx There is a state tax lien against the borrower in favor of the xx, for the amount of $xx54, which was recorded on xx/xx/2024. The 1st installment of county taxes for 2024-2025 was paid in the amount of $xx/xx/2024. The 2nd installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of $xx prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $xx xx, which was applied for the due date of xx/xx/2024. The current P&I is $xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.58 years on the job as an offer architect at xx.
BWR2 has 6.91 years on the job as a system analyst at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 18 xx: 19 |---| -1 |----| -5.26315% Comment: Age of Loan is 18 xx: Initial xx: Field: Borrower #2 xx: xx: Ngoc Variance: Variance %: Comment: Borrower 2 Middle name is not applicable xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable xx: Initial xx: Field: xx Date xx: xx/xx/2023 xx: xx/xx/2023 Variance: -34 xx Variance %: Comment: xx Date is xx/xx/2023 xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* ATR - Unable to determine borrower's xx Repay xx "Subject approved as OO at 42.28%. Tape shows subject is NOO causing lender to omit prior housing expense in DTI. Further details were not provided. Elevated for client review. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 2.58 years on the job as an xx at xx. BWR2 has 6.91 years on the job as a system analyst at xx xx., FICO 793, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Points - xx fee at $xx. CD dated xx/xx/2023 reflects Points - xx Fee at $xx. This is an increase in fee of +$6,663.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	820
95313394	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	793	45.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx. No active judgments or liens have been found. The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,547.78, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,045.04 with an interest rate of 7.00%. The current UPB is $xx.	xx: The current status is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,547.78, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,045.04 with an interest rate of 7.00%. The current UPB is $xx.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 has 6.08 years on the job as a project manager at xx. BWR2 has 2.75 years on the job as a producer at xx.

																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 45.277% xx: 45.280% |---| -0.003% |----| -0.00300% Comment: Borrower DTI xx is 45.277% xx: Initial xx: Field: xx Street xx: xx: xx Variance: Variance %: Comment: As per note property address street is xx. xx: Initial xx:	3: Curable		* LE/CD Issue date test Fail xx "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	776
19592636	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	48.337%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2024, which was recorded on xx/xx/2024 with instrument# 019589 in the amount of $xxfavor of xx as nominee for xx. No active judgments or liens were found. The annual combined taxes for 2024 have been paid in the amount of $xxxx/xx/2024. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,709.36 xx which was applied for the due date of xx/xx/2024. The current P&I is $4,099.24 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 2.25 years on the job as a customer success manager at xx. xx: xx: xx	xx			3: Curable		* Closing_Disclosure violations xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 48.33%. Tape shows lender repurchased loan as departing lease agreement did not have a security deposit and reduced the income with the resulting DTI 74.03%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.25 years on the job as a customer success manager at xx Inc, FICO 761, 0X30 since inception, $xx equity in the subject and $xx residual income." * Cash out purchase xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	Not Applicable
56429788	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	740	49.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender xx as nominee for xx, LLC for the amount of $xxThere is a prior civil judgment against the borrower in favor of xx, for the amount of $xx recorded on xx/xx/2017.
There is a prior child support lien in favor of the County of xx recorded on xx/xx/2017. The SSN# is inconsistent with the borrower's SSN#, and the amount of the lien is not mentioned on the supporting document, which has an incomplete document.
There is a UCC lien against the property in favor of xx, recorded on xx/xx/2023.
The first installment of county taxes for 2024/2025 was paid in the amount of $xxe second installment of county taxes for 2024/2025 is due in the amount of $xx prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $5,119.95, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $3,936.20, and the interest rate is 5.750%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx.
The loan has not been modified.
The reason for the default is unable to be determined.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 3.08 years on the job as a director atxx.
BWR 2 has 3.58 years on the job as a service technician at xx.
BWR 3 has 1 month on the job as an emergency medical technician at xx. Previously, BWR3 worked with xx for 2.25 years.
xx: xx: xx	xx	xx	Field: Age of Loan xx: 24 xx: 23 |---| 1 |----| 4.34782% Comment: NA. xx: Initial xx: Field: Borrower DTI xx: 49.121% xx: 44.917% Variance: 4.204% Variance %: 4.20400% Comment: DTI is 49.12%. xx: Initial xx: Field: xx Street xx: N xx: xx Variance: Variance %: Comment: Property address is x. xx: Initial xx:	3: Curable	* xxmissing; loan has escrows xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 49.12%. Tape shows the lender did not include increased RE taxes in PITI and income miscalculation. Revised DTI is 55.6%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR1 has 3.08 years on the job as a director at xx; BWR 2 has 3.58 years on the job as a service technician at xx; BWR 3 has 1 month on the job as an emergency medical technician at xx, FICO 740, and $xx equity in the subject.

Downgraded to LVL2 based on PH."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Points - xx Fee at $182.00. Final CD dated xx/xx/2022 reflects Points - xx Fee at $2,205.62. This is an increase in fee of +$2,023.62 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	725
20725879	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	810	717	43.452%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh xx as nominee for xx, LLC.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 is paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,162.21 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,059.80, and the interest rate is 6.125%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,162.21 xx and was applied to the due date of xx/xx/2024. The monthly P&I is $2,059.80, and the interest rate is 6.125%. The current UPB is $xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 has 1.25 years on the job as a security professional with xx. Previously, BWR1 had multiple employment experiences between xx/xx/2010 and xx/xx/2020 for 9.91 years. BWR2 has 10.16 years on the job as an xx.
xx: xx: xx	xx	xxMissing DU/GUS/AUS	Field: Age of Loan xx: 21 xx: 20 |---| 1 |----| 5.00000% Comment: Age of loan 21. xx: Initial xx:
Field: Original CLTV xx: 84.962%   xx: 85.000%   Variance: -0.038%   Variance %: -0.03800%   Comment: xx used for Underwriting: $xx. Amount of xx: $0.00. xx: $xx. CLTV 84.962%.   xx: Initial   xx:
Field: xx LTV xx: 84.962%   xx: 85.000%   Variance: -0.038%   Variance %: -0.03800%   Comment: xx used for Underwriting: $xx. Amount of xx: $0.00. xx: $xx. LTV 84.962%.   xx: Initial   xx:
Field: xx Street xx: xx xx: 9053 xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "Loan failed qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $9,944.93 over by +$1,086.04.
The below fees were included in the test:
xx Fee xx $6,682.50
Points - xx Fee paid by Borrower: $3,298.47
xx paid by Borrower: $1,050.00."
* GSE Points and xx Violations xx     "Loan failed GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $9,944.93 over by +$1,086.04.
The below fees were included in the test:
xx Fee xx $6,682.50
Points - xx Fee paid by Borrower: $3,298.47
xx paid by Borrower: $1,050.00."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure is not signed by the borrower."
* Missing DU/GUS/AUS as required by guidelines xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 43.69%. Tape shows rental income miscalculation as BWR2 never rented the REO property and the lender did not include child support debt in the DTI calculation. Revised DTI is 63%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1.25 years on the job as a security professional with xx; BWR2 has 10.16 years on the job as an eligibility worker at the County of xx, FICO 717, and $xx equity in the subject."
																																																																																								* xx TRID xx Failed xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2957982	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	45.578%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024, which was recorded on xx/xx/2024 with book/page #xx in the amount of $xxfavor of xx as nominee for xx, LLC. No active judgments or liens found. The annual combined taxes for 2025 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,558.59 xx, which was applied for the due date of xx/xx/2024. The current P&I is $3,002.33 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	xx: Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No information has been found regarding the forbearance plan.
The appraisal report dated xx/xx/2024 is as-is. The photo addendum shows that the flooring in the bedroom needs to be repainted and the uncovered part of the deck has 2 boards missing. The cost of repair is not available. No evidence is available to confirm the current status of repairs. CCs do not show damage.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years on the job as a mortgage loan officer with xx . Additionally, BWR has been SE for 2.58 years at xx.
																																																																																	xx: xx: xx	xx	Appraisal xx		3: Curable		* Appraisal incomplete xx"The appraisal report in the loan file is as-is. The photo addendum shows that the flooring in the bedroom needs to be repainted, and the uncovered part of the deck has 2 boards missing. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holxxck amount." * xx TILA xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at xx%. Tape shows undisclosed mortgage debt opened prior to closing. Revised DTI is 56.71%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.58 years on the job as a mortgage loan officer with xx Corp, FICO 793, 0X30 since inception, $xx equity in the subject, and $xx residual income." * xxmissing; loan has escrows xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	Not Applicable
45664765	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.400%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	519	543	42.293%	First	Final policy	Not Applicable	Not Applicable	04/xx/2013	$xx	Not Applicable	4.250%	$643.12	04/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xxfavor of xx . There is a civil judgment found against the borrower in favor of xx which was recorded on xx/xx/2024. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $643.12 and interest rate is 4.250%. The UPB is $xx and deferred balance is $2,638.47. As per the deferment agreement located at xx, the total deferred amount is $2,638.47.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx and deferred balance is $2,638.47.
As per the servicing comment dated xx/xx/2023, the reason for default is death of the borrower.
As per the servicing comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the borrower's income was impacted by covid, and the borrower was on a forbearance plan that started from xx/xx/2020 to xx/xx/2020.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $643.12 with a modified interest rate of 4.250% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	xx Rider	Field: xx Name xx: xx: |---| |----| Comment: Borrower first name is. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Currently in foreclosure? is No   xx: Initial   xx:
Field: xx Amount   xx: xx: $2638.47   Variance:    Variance %:    Comment: Deferred balance amount is xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original standard LTV xx is 80.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000001000210001   xx: 000000000000001000210003   Variance:    Variance %:    Comment: xx String is 00000000000000010002100032   xx: Initial   xx:
Field: xx Street   xx:    xx:    Variance:    Variance %:    Comment: xx  xx: Initial   xx:
Field: xx: xx: xx/xx/2019   Variance:    Variance %:    Comment: S&S xx is xx: Initial   xx:
																																																																																				Field: xx Term xx: 339 xx: 334 Variance: 5 Variance %: 1.49700% Comment: xx term is xx: Initial xx:	2: Acceptable with Warnings			* xx Missing xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			587	Not Applicable
28930617	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	681	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$xx	08/xx/2019	$xx	$55,804.47	4.000%	$1,779.90	09/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx , FA in the amount of $xxere is junior mortgage active against the subject property in favor of xx ,, which was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxere is one writ of attachment against the borrower in favor of xx, which was recorded on xx/xx/2010 in the amount of $xxe tax status is “tax certificate required”. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received details are not available. As per the tape, the current P&I is $1,838.11 with an interest rate of 4.250%.The current UPB is $xx.	xx: The current status of the loan is performing, and the next due date is xx/xx/2025. . According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. As per the seller’s tape data, the subject property is owner occupied. The step recast agreement was signed between the borrower and lender on xx/xx/2019. No evidence regarding the foreclosure and bankruptcy has been found. No repairs and damages have been found. xx: xx: xx	The step recast agreement was signed between the borrower xx and lender xx. on xx/xx/2019. The new modified unpaid principal balance is $xx. The borrower promises to pay P&I of $1,779.90 with an interest rate of 4.000%, beginning from xx/xx/2019, which will be changed in 2 steps until the new maturity date of xx/xx/2053. The rate will change in 3 steps, which end with 4.250%.The deferred balance is $xx and interest bearing amount is $xx.	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 7.69230%   Comment: Original appraised value is $xx.   xx: Initial   xx:
Field: xx LTV xx: 74.286%   xx: 8000.000%   Variance: -7925.714%   Variance %: -7925.71400%   Comment: Original standard LTV at 74.286%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: As per the payment history, the string is M00000000000000000000000.   xx: Initial   xx:
Field: xx Term   xx: 344   xx: 346   Variance: -2   Variance %: -0.57803%   Comment: Stated remaining tern is 344.   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: xx Variance %: 73.59454% Comment: Total balance of junior lien is $xx. xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	Not Applicable
94418472	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	xx	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.000%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	31.335%	First	Final policy	Not Applicable	Not Applicable	08/xx/2018	$xx	Not Applicable	3.875%	$2,476.07	09/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2005 in the amount of $xxfavor of xx. There is an active junior mortgage against the subject property in favor of xx, in the amount of $xxich originated on xx/xx/2005 and was recorded on xx/xx/2005 with the instrument # xx. The 1st installment of county taxes for 2024-25 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2024-25 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,476.07, and the interest rate is 3.875%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx.
The reason for the default is not available.
The loan was modified on xx/xx/2018.
As per the foreclosure document located at xx, the foreclosure was initiated in 2011, and the complaint was filed on xx/xx/2011 with the case #xx. The notice of trustee’s sale was filed on xx/xx/2011 and recorded on xx/xx/2011, which is located at xx. The lis pendens was cancelled on xx/xx/2012, and the document is located at xx.
The borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2009. The bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
xx: As per the foreclosure document located at xx, the foreclosure was initiated in 2011, and the complaint was filed on xx/xx/2011 with the case #xx. The notice of trustee’s sale was filed on xx/xx/2011 and recorded on xx/xx/2011, which is located at xx. The lis pendens was cancelled on xx/xx/2012, and the document is located at xx.
xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2009. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx the unsecured portion is $0.00. The POC xx was filed by the creditor xx on xx/xx/2010 for the secured claim amount of $xx and the amount of arrearage is $xx. The amended chapter 13 xx plan was filed on xx/xx/2010, and confirmed on xx/xx/2010. The borrower has promised to make monthly mortgage payment of $1,956.12 for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $xx. The bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012.	This modification agreement signed between the borrower, Gary D. Harmon and xx, and lender, xx., with an effective date of xx/xx/2018, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,476.07 with a modified interest rate of 3.875% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2036. There is no deferred balance and principal forgiven amount.	xxor error on the xxRider	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy is not applicable. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV xx is 75.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx/xx/2011   xx: xx/xx/2011   Variance: 2 xx   Variance %:    Comment: S&C filing date is Unavailable   xx: Initial   xx:
Field: xx Term   xx: 139   xx: 141   Variance: -2   Variance %: -1.41843%   Comment: Stated remaining term is 139   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: Total balance of junior lienxx is not applicable xx: Initial xx:	2: Acceptable with Warnings			* xx xx"The CE risk indicator is moderate as the loan is failing for xxTest. Total fees charged is $1,362.96 and allowed $266.91. It is over charged by +1,096.05." * xx"Appraisal is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Missing xx "Prepayment rider is missing from the loan documents." * xxmissing/unexecuted xx		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	766
9567262	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	649	Not Applicable	26.821%	First	Final policy	Not Applicable	Not Applicable	02/xx/2013	$xx	Not Applicable	4.400%	$248.04	03/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xxfavor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of $xxch was originated on xx/xx/2002 and recorded on xx/xx/2002 with instrument | book/page xx.
There is an active junior mortgage against the subject property in favor of xx  in the amount of $xxch originated on xx/xx/2007 and recorded on xx/xx/2007 with the instrument | Book/Page# xx.
There are two civil judgments found against the borrower in the total amount of $xxed by different plaintiffs & recorded on xx/xx/2018 and xx/xx/2024.
There are two utility liens found against the subject property in the total amount of $xxiled by City of xx Billing & xx which were recorded on xx/xx/2020 and xx/xx/2021.
The 1st installment of county taxes for 2024-25 was paid in the amount of $xxn xx/xx/2024.
The 2nd installment of county taxes for 2024-25 is due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $248.04, and the interest rate is 4.400%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in this loan in 2012 and notice of default located at xx was filed on xx/xx/2012. The rescission of the foreclosure filed on xx/xx/2013 document located at xx.
The loan was modified on xx/xx/2013.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
xx: The foreclosure was initiated in this loan in 2011, and the notice of default located at xx was filed on xx/xx/2011. The rescission of the foreclosure filed on xx/xx/2011, which is located at xx. Again, the foreclosure case was resumed, and notice of default located at xx was filed on xx/xx/2012. The rescission of the foreclosure filed on xx/xx/2013 document located at xx.
xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $248.04 with a modified interest rate of 4.4% starting on xx/xx/2013 and continuing until the new maturity date of xx/xx/2035. As per modification agreement, the lender has forgiven principal in the amount of $xx.	HUD-1 xx	Field: xx Name xx: xx: |---| |----| Comment: xx Name is , Jr xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: xx LTV xx is 80.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is m00000000000000000000000   xx: Initial   xx:
Field: xx    xx:   Variance:    Variance %:    Comment: xx    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of xx HUD-1 is xx - Other   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose of xx HUD-1 is xx: Initial   xx:
Field: S&C xx: xx/xx/2012   xx: xx/xx/2012   Variance: 22 xx   Variance %:    Comment: S&C xx is xx: Initial   xx:
																																																																																				Field: xx Term xx: 123 xx: 80 Variance: 43 Variance %: 53.75000% Comment: xx Term is 123 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			691	Not Applicable
46853865	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.450%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	24.492%	First	Final policy	Not Applicable	Not Applicable	07/xx/2012	$xx	Not Applicable	4.950%	$339.36	08/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the lender xx Company, for the amount of $xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024-2025 was paid in the amount of $xxThe second installment of county taxes for 2024-2025 is due in the amount of $xxwater/sewer charges are paid. No prior year’s delinquent taxes have been found.	According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $339.36 and the interest rate is 4.950%.	xx: The loan is currently performing. According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx. The loan has been modified on xx/xx/2012. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. The reason for the default is unable to be determined. No comment pertaining to the damage to the subject property has been observed. xx: xx: xx	The modification agreement was made on xx/xx/2012 between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the unpaid principal balance is $xx. The principal forgiven balance is $xx, and the new principal balance is $xx. The borrower agreed to pay the P&I of $339.36 and an interest rate of 4.950% beginning on xx/xx/2012 until the maturity date of xx/xx/2034.	HUD-1 xxMissing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Currently in Foreclosure is No   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 7660.000%   Variance:    Variance %:    Comment: xx LTV xx is 76.627%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M0000000000000000000000000   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2011   Variance:    Variance %:    Comment: S&C xx is xx: Initial   xx:
																																																																																				Field: xx Term xx: 120 xx: 109 Variance: 11 Variance %: 10.09174% Comment: xx Term is 120 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xxmissing; loan has escrows xx "xx Account disclosure signed by borrower is missing from loan documents." * xx"Appraisal report is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Note has LIBOR Index with xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
47672886	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	707	742	21.894%	First	Final policy	Not Applicable	Not Applicable	07/xx/2010	$xx	Not Applicable	4.000%	$2,850.91	08/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx .
There are 3 state tax liens found against the borrower in favor of xx in the total amount of $xxch were recorded on different dates.
There are xx liens found against the borrower in favor of xx - xx Service in the total amount of $xx81.09 which were recorded on different dates.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,850.91, and the interest rate is 4.000%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,850.91, and the interest rate is 4.000%. The UPB is $xx.
The reason for the default is not available.
The loan was modified on xx/xx/2010.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
																																																																																	xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2010 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,850.91 with a modified interest rate of 4.000% starting on xx/xx/2010 and continuing until the new maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: NA. xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx LTV xx: 70.000% xx: 7000.000% Variance: -6930.000% Variance %: -6930.00000% Comment: NA. xx: Initial xx: Field: xx String xx: M00000000000000100000010 xx: 000000000000000100000010 Variance: Variance %: Comment: NA. xx: Initial xx: Field: xx Street xx: xx: Variance: Variance %: Comment: As per note. xx: Initial xx: Field: xx Term xx: xx: Variance: -2 Variance %: -1.36054% Comment: NA. xx: Initial xx:	2: Acceptable with Warnings			* Missing or error on the xx Document xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			558	684
8913490	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,338.13	$xx	11/xx/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	554	596	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2017	$xx	Not Applicable	4.000%	$658.91	10/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1989 and was recorded on xx/xx/1989 in the amount of $xxfavor of xx Corporation. No active judgments or liens were found. The 1st installment of combined taxes for 2023 is paid in the total amount of $xxn xx/xx/2024. The 2nd installment of combined taxes for 2023 is delinquent in the total amount of $xxwhich was due on xx/xx/2025 and good through xx/xx/2025.	According to the payment history tape data as of xx/xx/2024, the borrower is currently delinquent for 1 month with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,331.01, which was applied for the due date of xx/xx/2024. The current monthly P&I is $658.91 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is currently delinquent for 1 month with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx.
Unable to determine the RFD.
As per the tape, the subject property has been occupied by the owner.
The foreclosure was initiated in 2007 with the loan. The notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2007. As per the updated title release of the lis pendens document located at xx, the foreclosure case has been cancelled on xx/xx/2007. Again, the notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2008. As per the updated title release of the lis pendens document located at xx, the foreclosure case has been cancelled on xx/xx/2008.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.

xx: The foreclosure was initiated in 2007 with the loan. The notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2007. As per the updated title release of the lis pendens document located at xx, the foreclosure case has been cancelled on xx/xx/2007. Again, the notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2008. As per the updated title release of the lis pendens document located at xx, the foreclosure case has been cancelled on xx/xx/2008.
																																																																																	xx: xx	This modification agreement signed between the borrower, xx and xx, and lender xx., with an effective date of xx/xx/2017, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $658.91 with a modified interest rate of 4.000% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2032. There is no deferred balance and principal forgiven amount.	HUD-1 xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: xx Date is xx. xx: Initial xx: Field: Currently in Foreclosure? xx: Yes xx: No Variance: Variance %: Comment: xx: Initial xx: Field: xx LTV xx: Unavailable xx: 9000.000% Variance: Variance %: Comment: xx LTVxx is Unavailable. xx: Initial xx: Field: xx String xx: M00000010000000000000000 xx: 100000010000000000000000 Variance: Variance %: Comment: xx: Initial xx: Field: xx Term xx: 94 xx: 87 Variance: 7 Variance %: 8.04597% Comment: xx Term is 94 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	691
60253373	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	xx	xx	Unavailable	Single Family	xx	xx	Secondary	Yes	No	No	544	Not Applicable	42.335%	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2018	$xx	Not Applicable	4.500%	$303.57	09/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2005 in the amount of $xxfavor of xx.
There is a credit card judgment found against the borrower in favor of xx NA in the amount of $xx55, which was recorded on xx/xx/2023.
The annual county taxes for 2024 are due in the amount of $xxxx/xx/2025.
The annual county taxes for 2024 were paid partially in the amount of $xx82 on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $303.57 and interest rate is 4.500%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The reason for default is not available in latest servicing comments.
The loan was modified on xx/xx/2018.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2023. The bankruptcy was discharged on xx/xx/2024 and terminated on xx/xx/2024.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
xx: xx: According to the PACER, the borrower xx Streich filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2023. As per the reaffirmation agreement filed on xx/xx/2024, the debtor has agreed to reaffirm in the total amount of $xx. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2024 and terminated on xx/xx/2024.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2018 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $303.57 with a modified interest rate of 4.50% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount.	HUD-1 xx	Field: xx Status xx: Performing xx: Bankruptcy |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 6500.000%   Variance:    Variance %:    Comment: LTV reflects 65.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 404 xx: 405 Variance: -1 Variance %: -0.24691% Comment: Stated remaining term reflects 404. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Loan program disclosure missing or unexecuted xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			667	Not Applicable
83422183	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	52.392%	First	Final policy	Not Applicable	Not Applicable	02/xx/2012	$xx	Not Applicable	4.120%	$3,679.85	03/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 with the lender xx . in the amount of $xxch was recorded on xx/xx/2007.
There is one credit card judgment against the borrower in the favor of xx LLC in the amount of $xxch was recorded on xx/xx/2012.
The first, second, third and fourth installments of town taxes for 2024 were paid in the amount of $xxnd second installment of town taxes are due in the amount of $xxand $xx which was due on xx/xx/2025 & xx/xx/2025.
There is an overpayment amount of $xx for the 2024 utilities/MUD taxes.
No prior year delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $2,295.16 with an interest rate of 4.120%. The current UPB reflected as per the payment history tape data is $xx.	xx: The current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx.
The loan was modified on xx/xx/2012 between the borrower and lender with the new modified principal balance of $xx, out of which the interest-bearing amount is $xx.
As per the seller’s tape data, the subject property was occupied by the owner.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
No information has been found related to damage or repairs.
xx: xx: xx	The loan was modified on xx/xx/2012 between the borrower and lender with the new modified principal balance of $xx, out of which the interest-bearing amount is $xx. The borrower agreed to pay in the modified monthly P&I of $3679.85 with a modified interest rate of 4.120% beginning from xx/xx/2012 till the new maturity date of xx/xx/2039. As per the modification agreement, the lender has forgiven principal in the amount of $xx.	Field: Borrower's Income is impacted by Covid-19? xx: No xx: Yes |---| |----| Comment: Borrower's income is impacted by covid-19 is no xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: Unavailable   xx: xx/xx/2020   Variance:    Variance %:    Comment: Forbearance plan start date is unavailable   xx: Initial   xx:
Field: xx Units   xx: 1   xx: 2   Variance: -1   Variance %: -50.00000%   Comment: Number of units is 1   xx: Initial   xx:
Field: xx LTV xx: 70.000%   xx: 7000.000%   Variance: -6930.000%   Variance %: -6930.00000%   Comment: Original standard LTV xx is 70.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2009   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 178 xx: 165 Variance: 13 Variance %: 7.87878% Comment: Stated remaining term is 178 xx: Initial xx:	3: Curable		* Property is xx	* xx xx"The loan failed the state regulation for the first lien prohibited fees test. The below fees were included in the test: xxpaid by Borrower: $450.00 xx paid by Borrower: $500.00 xx paid by Borrower: $300.00 Other paid by Borrower: $3,250.00." * GSE Points and xx Violations xx		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
52076267	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.350%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2011	$xx	Not Applicable	4.000%	$426.29	04/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/1997 and was recorded on xx/xx/1997 in the amount of $xxfavor of xx. There is a junior mortgage against the subject property originated on xx/xx/2007 in favor of the xx , a xx in the amount of $xxich was recorded on xx/xx/2007. Annual county taxes for the year of 2024 were paid in the amount of $xx prior year delinquent taxes have been found.	According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment transaction detail is not available. The current interest rate is 4.000%, and P&I is $424.96. The UPB as per tape data is $xx.	xx: The current status of the loan is performing.
According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB as per tape data is $xx.
The loan was modified on xx/xx/2011.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2011. As per the modified term, the new principal balance is $xx. The monthly P&I is $426.29 with an interest rate of 4.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2029. There is no deferred balance and principal forgiven amount.	ARM xxTruth in xx. HUD-1 xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 8000.000%   Variance:    Variance %:    Comment: xx LTVxx is Unavailable   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: xx:    Variance:    Variance %:    Comment: xx Street is   xx: Initial   xx:
																																																																																				Field: xx Term xx: 53 xx: 55 Variance: -2 Variance %: -3.63636% Comment: xx Term is 53 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from the loan documents." * xx"Appraisal is missing from the loan documents." * Missing credit report xx "Credit report is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Mortgage - Missing required ARM Rider xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	743
41504612	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2015	$xx	Not Applicable	3.875%	$401.95	10/xx/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1998 with the lender xx, Inc., a Virginia corporation, in the amount of $xxich was recorded on xx/xx/1998. There is an active junior mortgage against the subject property originated on xx/xx/2000 in favor of xx in the amount of $xxich was recorded on xx/xx/2000. Annual county taxes for the year 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $401.95, and the interest rate is 3.875%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx.
The loan was modified on xx/xx/2015.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2012. The bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
xx: xx: According to PACER, the borrower xx Lee filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2012. As per the voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012.
The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2015 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $353.24 with a modified interest rate of 2.00% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2035. The rate will change in 3 steps, which ends with 3.875%. There is no deferred balance and principal forgiven amount.	xxin xx.	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcyxx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: xx LTVxx is 75.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M000000000000000000000000   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash out-Other   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose of xx HUD-1 is xx: Initial   xx:
Field: xx Term   xx: 132   xx: 56   Variance: 76   Variance %: 135.71428%   Comment: xx Term is 132   xx: Initial   xx:
Field: xx Type   xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx of xx: xx: $3481.53 Variance: Variance %: Comment: xx of xxis $3,481.53 xx: Initial xx:	4: Unacceptable	* Property is xx		* xx"Final application is missing from the loan documents." * xx Missing xx "Balloon rider is missing from the loan documents." * xx TILA xx"Loan failed TILA APR test due to calculated APR of 0.000% exceeds disclosed APR of 10.943% under disclosed by 10.943%. Final TIL is missing from the loan documents." * Final TIL Missing or xx"Final TIL is missing from the loan documents." * xx incomplete / inaccurate xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	Not Applicable
50436948	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	574	Not Applicable	38.188%	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2010	$xx	Not Applicable	4.000%	$2,473.87	07/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx , FA,.
There is a UCC lien found against the subject property in favor of xx, Inc., which was recorded on xx/xx/2018.
There are four civil judgments of Writ of xx found against the borrower in the total amount of $xxiled by different plaintiffs and which were recorded on different dates.
There are three state tax liens found against the borrower in favor of the xx of Revenue in the total amount of $xxwhich were recorded on different dates.
There are two medical liens found against the borrower in the total amount of $xxiled by different plaintiffs and which were recorded on different dates.
There is a writ of xx HOA Lien against the subject property in favor of xxInc in the amount of $xxch was recorded on xx/xx/2024.
The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024.
The annual city taxes for 2024 were paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,473.87, and the interest rate is 4.000%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,473.87, and the interest rate is 4.000%. The UPB is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2023, the borrower has been approved for a 5-month repayment plan from xx/xx/2023.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2010
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner-occupied.

xx: xx: xx	This modification agreement signed between the borrower xx and lender xx LLC with an effective date of xx/xx/2010 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,473.87 with a modified interest rate of 4.000% starting on xx/xx/2010 and continuing until the new maturity date of xx/xx/2034.	xx Rider	Field: Borrower's Income is impacted by Covid-19? xx: xx: No |---| |----| Comment: BWR income is impacted by covid-19 is not applicable xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current values is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV 75.00%   xx: Initial   xx:
Field: xx String   xx: M00000000000000110101110   xx: 000000000000001101011100   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx: 710 xx:    Variance:    Variance %:    Comment: Property address street    xx: Initial   xx:
Field: xx Term   xx: 117   xx: 118   Variance: -1   Variance %: -0.84745%   Comment: xx term is 117   xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx	* xx Missing xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			621	Not Applicable
48013204	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,006.25	$xx	4.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	28.039%	First	Final policy	Not Applicable	Not Applicable	02/xx/2013	$xx	$162,304.55	3.375%	$1,260.44	02/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument | Book/Page # xx.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $1,260.44, and the interest rate is 3.375%. The current UPB as per tape data is $xx.	xx: The current status of the loan is performing.
As per the tape data payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $1,260.44, and the interest rate is 3.375%. The current UPB as per tape data
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied.

xx: xx: xx	This is a 3 step modification made between BWR and lender on xx/xx/2013. The new modified balance is $xx. The deferred balance is $xx and interest bearing amount is $xx. The new P&I is $1,029.46 and the interest rate is 2%. The amount of $xx of the deferred balance is eligible for forgiveness.	Right of Rescission	Field: Borrower #1 xx: F Von xx: VON |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value is date not applicable   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: xx   Variance %: 52.68537%   Comment: Deferred balance amount is $xx   xx: Initial   xx:
Field: xx Period?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes   xx: Initial   xx:
Field: xx LTV xx: 71.333%   xx: 7130.000%   Variance: -7058.667%   Variance %: -7058.66700%   Comment: Original standard LTV xx is 71.333%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M000000000000000000000000   xx: Initial   xx:
Field: xx Term   xx: 337   xx: 339   Variance: -2   Variance %: -0.58997%   Comment: Stated remaining term is 337   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: Total balance of junior lienxx is not applicable xx: Initial xx:	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	Not Applicable
61105507	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.375%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	25.755%	First	Final policy	Not Applicable	Not Applicable	07/xx/2011	$xx	Not Applicable	5.000%	$2,496.45	08/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx. There are 02 HOA liens found against the subject property in the total amount of $xxiled by xx at xx, which were recorded on xx/xx/2019 & xx/xx/2021. The 2nd installment of county taxes for 2024 is due in the total amount of $xxn xx/xx/2025. The 1st installment of county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,496.45, and the interest rate is 5.000%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,496.45, and the interest rate is 5.000%. The UPB is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is illness of borrower’s family member.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2011.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been owner-occupied.
																																																																																	xx: xx: xx	This modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2011 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,496.45 with a modified interest rate of 5.00% starting on xx/xx/2011 and continuing until the new maturity date of xx/xx/2038.		Field: xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: xx: Initial xx: Field: xx LTV xx: 64.865% xx: 6490.000% Variance: -6425.135% Variance %: -6425.13500% Comment: xx: Initial xx: Field: xx String xx: M00000000000000011022321 xx: 000000000000000011022321 Variance: Variance %: Comment: xx: Initial xx: Field: xx Term xx: 164 xx: 161 Variance: 3 Variance %: 1.86335% Comment: xx: Initial xx: Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx: Initial xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			557	Not Applicable
89254240	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xx	6.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.690%	First	Final policy	Not Applicable	Not Applicable	05/xx/2016	$xx	Not Applicable	3.625%	$496.51	05/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 with the lender xx as nominee for xx in the amount of $xxch was recorded on xx/xx/2004.
There is a writ of fieri facias civil judgment against the subject borrower in favor of xx  xx, N.A., which was recorded on xx/xx/2014 in the amount of $xx63.
Annual combined taxes for 2024 were paid in the amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per tape payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $496.51 and the interest rate is 3.625%. The UPB is reflected in the amount of $xx.	xx: The loan is performing.
As per tape payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine last payment  received. The current P&I is $496.51 and the interest rate is 3.625%. The UPB is reflected in the amount of $xx.
The borrower had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2015. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015.
The loan was modified on xx/xx/2016 between the borrower xx and the lender xx. with the modified principal balance of $xx.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

xx: xx: The borrower had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2015. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015. xx-D in Voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of $xx and the value of collateral is $xx.	The loan was modified on xx/xx/2016 between the borrower xx.,and the lender xx. with the modified principal balance of $xx. The debtor has promises to pay in the amount of $496.51 with an interest rate of 3.625% beginning from xx/xx/2016 till new maturity date of xx/xx/2056.

xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: xx: Initial xx:
Field: xx: xx: xx/xx/2015   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 90.000%   xx: 9000.000%   Variance: -8910.000%   Variance %: -8910.00000%   Comment: Collateral value used for underwriting: $xx, amount of secondary lienxx: $0.00, loan amount: $xx, LTV: 90.000%, current UPB is $xx, with a current CLTV of 90.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:  xx    xx:    Variance:    Variance %:    Comment: AS per note property address street is  xx .   xx: Initial   xx:
																																																																																				Field: xx Term xx: xx: 320 Variance: 56 Variance %: 17.50000% Comment: Stated remaining term is . xx: Initial xx:	2: Acceptable with Warnings			* Missing credit report xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65125830	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	51.042%	First	Final policy	Not Applicable	$xx	05/xx/2019	$xx	Not Applicable	4.625%	$1,172.50	05/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with the lender xxfor the amount of $xx
There is a prior mortgage against the subject property that was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of $xxh xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx, for the amount of $xxThere is a state tax lien against the borrower in favor of xx for the amount of $xx30 recorded on xx/xx/2008.
The tax certificate is required.
According to the seller’s tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $1,172.50 and the interest rate is 4.625%.	xx: The loan is currently performing. According to the seller’s tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx. The loan has been modified on xx/xx/2019. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. The reason for the default is unable to be determined. No comment pertaining to the damage to the subject property has been observed. xx: xx: xx	The modification agreement was made on xx/xx/2019 between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $1,172.50 and an interest rate of 4.625% beginning on xx/xx/2019 until the maturity date of xx/xx/2059.	Right of Rescission	Field: xx: xx: xx |---| |----| Comment: Current value is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is xx: Initial   xx:
Field: xx LTV xx: 70.712%   xx: 7070.000%   Variance: -6999.288%   Variance %: -6999.28800%   Comment: xx LTV is 70.712   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term   xx: 411   xx: 408   Variance: 3   Variance %: 0.73529%   Comment: xx Term is 411   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: $-92248.14 Variance %: -61.64335% Comment: xx of xx is $xx xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx	* Right of Rescission missing or unexecuted xx "ROR is missing from the loan documents." * TIL not hand dated xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
26101015	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	10.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	609	Not Applicable	18.447%	First	Final policy	Not Applicable	Not Applicable	07/xx/2016	$xx	$7,037.20	3.250%	$78.23	07/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and was recorded on xx/xx/2000 in the amount of $xxfavor of xx Corporation. Subject mortgage was re-recorded on xx/xx/2000 to add trustee’s name.
There is a state lien found against the subject borrower in favor of the xx in the amount of $xx71, which was recorded on xx/xx/2018.
xx # xx
The 1st installment of combined taxes for 2024 was paid in the amount of $xx xx/xx/2024.
The 2nd installment of combined taxes for 2024 is due in the total amount of $xxon xx/xx/2025.
xx # xx
The 1st installment of combined taxes for 2024 was paid in the amount of $xxn xx/xx/2024.
The 2nd installment of combined taxes for 2024 is due in the total amount of $xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $78.23 and interest rate is 3.25%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The reason for the default is not available.
Unable to determine the current status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is $xx, out of which $xx is the interest-bearing amount and the deferred amount is $7,037.20. The borrower agreed to pay the modified monthly P&I of $78.23 with a modified interest rate of 3.25% starting on xx/xx/2016 and continuing until the new maturity date of xx/xx/2056. There is no principal forgiven amount.	Field: xx: xx: xx |---| |----| Comment: Current value is N/A. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV is 75.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: 111 xx  Variance:    Variance %:    Comment: Property address street is 111 xx.   xx: Initial   xx:
Field: xx Term   xx: 378   xx: 224   Variance: 154   Variance %: 68.75000%   Comment: Stated remaining term is 378.   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx: xx Variance: Variance %: Comment: Subject property type is mobile home. xx: Initial xx:	4: Unacceptable	* Property is xx		* GSE Points and xx Violations xx		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			586	Not Applicable
22447972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.350%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.109%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx. No active judgments or liens were found. The annual county taxes for 2024 have been exempt. The annual city taxes for 2024 were paid in the amount of $xx xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $487.60, and the interest rate is 8.350%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $487.60, and the interest rate is 8.350%. The UPB is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

xx: xx: xx	This is a conventional ARM rate mortgage with a P&I of $487.60, a rate of interest of 8.35000% and a maturity date of 8.35000%. The P&I as per payment history is $487.60, and the rate of interest is 8.35000%. There is no change in P&I and rate of interest with respect to note. As per the seller’s tape data, the loan has been modified on xx/xx/2009. As per the document dated xx/xx/2009, located at xx, the loan is modified and the interest rate will not change for the entire remaining term of the loan. The modification agreement is missing from the loan file.	ARM xx	Field: xx Name xx: xx: MELISSA |---| |----| Comment: xx name reflects xx. xx: Initial xx:
Field: xx Name   xx: Jackson   xx: JACKS   Variance:    Variance %:    Comment: Borrower last name reflects Jackson.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N/A   xx: Initial   xx:
Field: xx of xx: Unavailable   xx: xx/xx/2009   Variance:    Variance %:    Comment: N/A   xx: Initial   xx:
Field: xx Indicator   xx: Unavailable   xx: No   Variance:    Variance %:    Comment: N/A   xx: Initial   xx:
Field: xx LTV xx: 91.857%   xx: 9190.000%   Variance: -9098.143%   Variance %: -9098.14300%   Comment: LTV reflects 91.857%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Change in Rate/Term   xx: xx - Other   Variance:    Variance %:    Comment: Purpose of refinance reflects change in rate/term.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Refinance   xx: xx   Variance:    Variance %:    Comment: Purpose of transaction reflects refinance.   xx: Initial   xx:
Field: xx Date   xx: Unavailable   xx: xx/xx/2037   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 147 xx: 138 Variance: 9 Variance %: 6.52173% Comment: Stated remaining term reflects 147. xx: Initial xx:	2: Acceptable with Warnings			* GSE Points and xx Violations xx "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Mortgage - Missing required ARM Rider xx "ARM rider is missing from the loan documents." * xx Missing xx		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	712
60041315	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	742	44.861%	First	Final policy	Not Applicable	Not Applicable	04/xx/2019	$xx	$105,745.72	3.875%	$1,012.12	04/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2015 and was recorded on xx/xx/2015 in the amount of $xxfavor of xx as nominee for xx Company. No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. The annual school taxes for 2024 were paid in the amount of $xxxx/xx/2024. The annual utilities/MUD taxes for 2024 were paid in the amount of $xxn xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,012.12 and interest rate is 3.875%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The loan was modified on xx/xx/2019.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with the case# xx on xx/xx/2020. The borrower was discharged on xx/xx/2020.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWR 1 has 14.33 years on the job as a product sales manager with xx.

xx: xx: According to the PACER, the borrowers xx and xx filed for bankruptcy under Chapter 7 with the case# xx on xx/xx/2020. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The borrower was discharged on xx/xx/2020.	This modification agreement signed between the borrower xx and lender xx. with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx.The borrower agreed to pay the modified monthly P&I of $1,012.12 with a modified interest rate of 3.875% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2059. There is no principal forgiven amount.	xx	Field: xx Status xx: Performing xx: Bankruptcy |---| |----| Comment: xx Status is Performing xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 79.310%   xx: 7930.000%   Variance: -7850.690%   Variance %: -7850.69000%   Comment: xx LTV xx is 79.310%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: 21318 xx    xx:  Variance:    Variance %:    Comment: xx   xx: Initial   xx:
																																																																																				Field: xx Term xx: 411 xx: 413 Variance: -2 Variance %: -0.48426% Comment: xx Term is 411 xx: Initial xx:	2: Acceptable with Warnings			* xx RESPA xx"This loan failed the xx Estimate disclosure date test due to initial GFE is missing from the loan documents." * xx TILA xx"This loan failed the initial TIL disclosure date test due to initial TIL is missing from the loan documents." * xxmissing; loan has escrows xx "Initial escrow account disclosure signed by borrower is missing from the loan documents." * xxis Missing xx "Initial GFE is missing from the loan documents." * xx in xx is Missing xx "Initial truth in lending disclosure signed by borrower is missing from the loan documents." * xx DTI exceeds 43% xx		Moderate	Pass	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			673	Not Applicable
78325912	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.650%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2.604%	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2018	$xx	$157.44	4.500%	$881.14	08/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xxfavor of xx LLC.
There are 05 IRS liens found against the subject borrower in the total amount of $xxed by xx which were recorded on different dates.
There are 04 HOA liens found against the subject property in the total amount of $xxiled by xx Association which were recorded on different dates.
There are 03 sewer liens found against the subject property in the total amount of $xxiled by xxwhich were recorded different dates.
The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $881.14 and interest rate is 4.50%. The UPB is $xx and deferred balance is $xx. As per the deferment agreement dated xx/xx/2023, which is located at xx, the servicer deferred 7 payments in the amount of $9,913.52.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx and deferred balance is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is loss of income
The loan was modified on xx/xx/2018.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the current status of occupancy.
As per servicing comment dated xx/xx/2023, the borrower’s income was impacted due to Covid-19 pandemic and as per seller’s tape data, the forbearance plan began on xx/xx/2022 and ended on xx/xx/2023.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2018 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $157.44. The borrower agreed to pay the modified monthly P&I of $881.14 with a modified interest rate of 4.50% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2058. There is no principal forgiven amount.	xx in xx. xxRight of Rescission	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Currently in Foreclosure is No   xx: Initial   xx:
Field: xx Amount   xx: $157.44   xx: xx   Variance: $-9913.52   Variance %: -98.43669%   Comment: xx Amount is $157.44.   xx: Initial   xx:
Field: xx LTV xx: 89.623%   xx: 8960.000%   Variance: -8870.377%   Variance %: -8870.37700%   Comment: xx LTV xx is 89.623%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment HIstoryString is M0000000000000000000000000004   xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2017   Variance:    Variance %:    Comment: S&C xx is xx: Initial   xx:
Field: xx Term xx: 403 xx: 399 Variance: 4 Variance %: 1.00250% Comment: xx Term is 403. xx: Initial xx:	2: Acceptable with Warnings	* xx xx"This loan failed the state regulations for the broker fees test.
The below fees were included in the test:
xx Fee xx paid by Borrower: $5,985.00
xx Premium xx $1,900.00.

The loan failed the state regulations origination fee & broker fee test, as the origination fee & broker fee of $7,885.00 exceeds the allowed threshold of $1,900 over by $5,985.00.
The below fees were included in the test:
xx Fee xx paid by Borrower: $5,985.00
xx Premium xx $1,900.00."
* xx TILA xx"Loan failed TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or xx"Final TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted xx     "Loan program disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted xx		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			596	Not Applicable
16631629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	20.015%	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2010	$xx	Not Applicable	4.000%	$2,888.30	08/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $xxh “xx , FA,”. There is an active prior mortgage against the subject property in the amount of $xxfavor of xx as nominee for xx, which was recorded on xx/xx/2003. The annual county taxes for 2024 are due in the amount of $xxxx/xx/2025. The annual county taxes for 2023 were paid in the amount of $xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $2,888.30 with an interest rate of 4.00%. The current UPB reflected as per the payment history tape data is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx. Unable to determine the RFD. The loan was modified on xx/xx/2010 with principal balance of $xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is $xx. The monthly P&I is $2,888.30 with an interest rate of 4.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2036.	Field: xx Name xx: xx: |---| |----| Comment: xx Name is xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 70.395%   xx: 7040.000%   Variance: -6969.605%   Variance %: -6969.60500%   Comment: xx LTV xx is 70.395%   xx: Initial   xx:
Field: xx String   xx: M00000000000000022222222   xx: 000000000000000022222222   Variance:    Variance %:    Comment: xx String is M00000000000000000222222   xx: Initial   xx:
Field: xx Street   xx: 50 xx    xx:  Variance:    Variance %:    Comment: xx Street is 50 xx    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Change in Rate/Term   xx: xx - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Change in Rate/Term   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Refinance   xx: xx   Variance:    Variance %:    Comment: As per loan document.   xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: xx Type is PUD xx: Initial xx:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			649	Not Applicable
34361862	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.337%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	581	Not Applicable	37.538%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2020	$xx	Not Applicable	3.250%	$936.02	10/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2007 in the amount of $xxfavor of xx . No active judgments or liens have been found. The first and second installments of county taxes for 2024 were paid in the total amount of $xxNo prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $936.02 with an interest rate of 3.250%. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $xx.
The loan was modified on xx/xx/2020 with a principal balance of $xx.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by COVID-19. As per the collection comment dated xx/xx/2023, the borrower was approved for the COVID-19 disaster deferment plan for the total amount of $xx. As per the seller’s tape, the borrower was on COVID-19 FB plan that was started on xx/xx/2020 to xx/xx/2020.
As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. As per the collection comment dated xx/xx/2023, the file was on hold due to loss mitigation.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

xx: As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. As per the collection comment dated xx/xx/2023, the file was on hold due to loss mitigation.
xx: xx	This loan modification agreement was signed between the borrower xx	xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is not applicable xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: xx amount is not applicable   xx: Initial   xx:
Field: xx LTV xx: 83.692%   xx: 8370.000%   Variance: -8286.308%   Variance %: -8286.30800%   Comment: xx LTVxx is 83.692%   xx: Initial   xx:
Field: xx String   xx: M00000000000000443212211   xx: 000000000000000543212211   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2023   Variance:    Variance %:    Comment: S&C xx is xx: Initial   xx:
																																																																																				Field: xx Term xx: 429 xx: 430 Variance: -1 Variance %: -0.23255% Comment: xx term is 429 xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx	* xx Missing xx "The balloon rider is missing from the loan document." * Missing or error on the xx Document xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			611	Not Applicable
42461020	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	50.026%	First	Final policy	Not Applicable	Not Applicable	05/xx/2012	$xx	Not Applicable	5.250%	$1,017.88	06/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxh xx as nominee for xx , FA,. No active judgments or liens have been found. The first installment of county taxes for 2024-25 was paid in the amount of $xxxx/xx/2024. The second installment of county taxes for 2024-25 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $1,017.88 with an interest rate of 5.250%. The current UPB reflected as per the payment history tape data is $xx.	xx: The current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx.
The modification agreement was made between the lender and borrower on xx/xx/2012. As per the modified term, the new principal balance is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2012. As per the modified term, the new principal balance is $xx. The monthly P&I is $1,017.88 with an interest rate of 5.250% beginning on xx/xx/2012 and a maturity date of xx/xx/2025. There is no deferred balance and principal forgiven amount.	HUD-1 xx	Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: LTV ratio is 75.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:   Variance:    Variance %:    Comment: Property address street is 8880 xx.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2025   xx: xx/xx/2025   Variance: -153 xx   Variance %:    Comment: Stated maturity date is xx/xx/2025.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 7 xx: 14 Variance: -7 Variance %: -50.00000% Comment: Stated remaining term is 7. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	771
9942035	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.350%	480	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	26.707%	First	Short Form Policy	Not Applicable	$xx	07/xx/2010	$xx	Not Applicable	4.212%	$445.72	08/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx , FA, a xx, for the amount of $xx There is a junior mortgage that was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx , FA,, for the amount of $xxThe first and second installments of county taxes for 2024 were paid in the amount of $xxe water/sewer charges are due in the amount of $xx xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $445.72 and the interest rate is 4.212%. Tape shows the deferred balance is $xx. The deferral agreement is located at “xx,” in the amount of $xx.	xx: The loan is currently performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The loan has been modified on xx/xx/2010.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the modification was discussed. As per the comment dated xx/xx/2023, the borrower declined the modification.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The forbearance plan was approved from xx/xx/2023 to xx/xx/2023.
No comment pertaining to the damage to the subject property has been observed.

xx: xx: xx	The modification agreement was made on xx/xx/2010 between the borrower, “xx and xx,” and the lender, “xx LLC.” As per the modified terms, the unpaid principal balance is $xx. The principal reduced balance is $xx, and the new principal balance is $xx. The borrower agreed to pay the P&I of $445.72 and an interest rate of 4.212% beginning on xx/xx/2010 until the maturity date of xx/xx/2050.	xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: xx Amount is xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: xx LTV xx: Initial   xx:
Field: xx String   xx: MM0000000000000000000MMM   xx: 000000000000000000000321   Variance:    Variance %:    Comment: xx is MM000000000000000000MMMM   xx: Initial   xx:
Field: xx Term   xx: 306   xx: 292   Variance: 14   Variance %: 4.79452%   Comment: xx Term is 252   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: $1983.28 Variance %: 8.71131% Comment: xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx	* Loan program disclosure missing or unexecuted xx "Loan is ARM note. Required loan program disclosure is missing from loan file." * Operative index value is unable to confirm xx "Operative index doc is missing from loan file." * ROR not hand dated by borrowerxx xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
76594958	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.750%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	35.788%	First	Final policy	Not Applicable	Not Applicable	11/xx/2014	$xx	$77,700.00	2.000%	$1,537.20	11/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxfavor of “xx , FA, and”.
There is an active junior mortgage against the subject property in favor of “xx , FA, and” in the amount of $xxich originated on xx/xx/2006 and recorded on xx/xx/2006.
The first installment of county taxes for 2024/2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $2,392.13 and rate of interest is 5.250%. The UPB is $xx and deferred balance is $xx. The deferment agreement is located at “xx	xx: The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $2,392.13 and rate of interest is 5.250%. The UPB is $xx and deferred balance is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding damage.
As per seller’s tape data the borrower’s income was impacted by Covid-19. The servicer provided FB plan that started from xx/xx/2020 till xx/xx/2021. Further details not provided.
The loan was modified on xx/xx/2014 with new principal balance of $xx .
As per the seller’s tape data, the foreclosure was initiated in 2012. The complaint was filed on xx/xx/2012. As per UT dated xx/xx/2025, the NOD was filed on xx/xx/2012, located at “xx,” which was recorded on xx/xx/2012. As per the notice of trustee sale located at “xx,” the sale was scheduled on xx/xx/2014. The rescission of NOD was filed on xx/xx/2014 and recorded on xx/xx/2014. Further details not provided.
xx: As per the seller’s tape data, the foreclosure was initiated in 2012. The complaint was filed on xx/xx/2012. As per UT dated xx/xx/2025, the NOD was filed on xx/xx/2012, located at “xx,” which was recorded on xx/xx/2012. As per the notice of trustee sale located at “xx,” the sale was scheduled on xx/xx/2014. The rescission of NOD was filed on xx/xx/2014 and recorded on xx/xx/2014. Further details not provided.
xx: xx	The loan was modified on xx/xx/2014 with new principal balance of $xx . The borrower promises to pay the new modified P&I of $1,537.20 with the new fixed interest rate of 2.000% beginning from xx/xx/2014 to the new maturity date of xx/xx/2054. The deferred amount is $xx and interest bearing amount is $xx. The mod consist 5 steps.	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $-21326.35   Variance %: -21.53603%   Comment: xx Amount is $xx   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indictor is Yes   xx: Initial   xx:
Field: xx LTV xx: 69.079%   xx: 6910.000%   Variance: -6840.921%   Variance %: -6840.92100%   Comment: xx LTV xx is 69.079%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M00000000000000000000   xx: Initial   xx:
Field: xx Street   xx:    Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx Term   xx: 358   xx: 326   Variance: 32   Variance %: 9.81595%   Comment: xx Term is    xx: Initial   xx:
Field: xx of xx: xx: xx Variance: Variance %: Comment: NA. xx: Initial xx:	2: Acceptable with Warnings	* xx xx"This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $1,269.30 exceeds the per diem interest charge or credit threshold $352.40."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrowerxx xx		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51051847	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xx	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	582	Not Applicable	55.974%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1998 and was recorded on xx/xx/1998 in the amount of $xxfavor of xx.
No active judgments or liens were found.
The annual county taxes for 2025 are due in the amount of $xx/xx/2025.
The annual county taxes for 2024 were paid in the amount of $xxn xx/xx/2024.
The annual combined taxes for 2024 were paid in the amount of $xxn xx/xx/2024.
The annual utilities/mud charges for 2024 have been paid in the amount of $xxn xx/xx/2024.
The annual water charges for 2024 have been delinquent in the amount of $xxwhich is good through xx/xx/2025.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $395.46 and interest rate is 7.750%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $395.46 and interest rate is 7.750%. The UPB is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter-7 with the case#xx on xx/xx/2003. The bankruptcy was discharged on xx/xx/2004 and terminated on xx/xx/2004.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter-7 with the case#xx on xx/xx/2003. The bankruptcy was discharged on xx/xx/2004 and terminated on xx/xx/2004	xx	xxInsurance	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: bankruptcy is yes. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx Indicator   xx: xx: No   Variance:    Variance %:    Comment: Mod step indicator is not applicable.   xx: Initial   xx:
Field: xx LTV xx: 96.842%   xx: 9680.000%   Variance: -9583.158%   Variance %: -9583.15800%   Comment: xx LTV 96.842%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M00000000000000000000000.   xx: Initial   xx:
Field: xx Street   xx: 53 xx: :    Variance %:    Comment: xx Street is 53 xx: Initial   xx:
																																																																																				Field: xx Term xx: 44 xx: 46 Variance: -2 Variance %: -4.34782% Comment: Stated remaining Term is 44 xx: Initial xx:	2: Acceptable with Warnings			* xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx. for an under disclosed amount of -$411.00." * xx Estimate missing or unexecuted xx "Final GFE is missing from the loan documents." * MI, FHA or MIC missing and required xx		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
36002097	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,291.02	$xx	6.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	756	Not Applicable	28.313%	First	Final policy	Not Applicable	$xx	05/xx/2012	$xx	Not Applicable	4.500%	$2,059.05	06/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx .
There is an active junior mortgage against the subject property in favor of xx , a xx, in the amount of $xxich originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument # xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,059.05 and interest rate is 4.50%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The loan was modified on xx/xx/2012.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
xx: xx: xx	This modification agreement signed between the borrower xx and lender xx with an effective date of xx/xx/2012 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,059.05 with a modified interest rate of 4.50% starting on xx/xx/2012 and continuing until the new maturity date of xx/xx/2046. There is no deferred balance and principal forgiven amount.	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx Period?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Yes   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV 75.00%   xx: Initial   xx:
Field: xx P&I   xx: $3183.63   xx: $2291.02   Variance: $892.61   Variance %: 38.96124%   Comment: $3,183.63   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: M00000000000000000000000   xx: Initial   xx:
Field: xx Term   xx: 259   xx: 261   Variance: -2   Variance %: -0.76628%   Comment: Stated remaining term 152   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: $3230.93 Variance %: 4.93128% Comment: xx of junior liens is not applicable xx: Initial xx:	3: Curable		* Occupancy concerns - xx			Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62106498	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	xx	Not Applicable	xx	Not Applicable	$xx	7.375%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	42.526%	First	Final policy	Not Applicable	Not Applicable	03/xx/2010	$xx	$0.00	5.000%	$2,793.20	04/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 in the amount of $xxh xx , FA, and it was recorded on xx/xx/2007. There are three water/sewer liens against the subject property in favor of City and County of xx, which were recorded on different dated in the total amount of $xxThe first installment of county taxes for 2024/2025 was paid in the amount of $xxxx/xx/2024. The second installment of county taxes for 2024/2025 is due on xx/xx/2025 in the amount of $xx46. No prior year taxes are delinquent.	As per the review of the seller’s tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $3,026.74, and the interest rate is 5.50%. The current UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $3,026.74, and the interest rate is 5.50%. The current UPB is $xx.
As per PACER, the debtors 'xx' filed for bankruptcy under chapter 11 with case #xx on xx/xx/2011, and the case was discharged on xx/xx/2015 and terminated on xx/xx/2015.
As per the comment dated xx/xx/2023, a payment dispute has been found. Further details not found.
Unable to determine the reason for default.
No foreclosure activity has been found.
As per the seller's tape, the subject property is owner-occupied.
No evidence has been found regarding damages.
xx: xx: According to the PACER, the debtors 'xx' filed for bankruptcy under chapter 11 with case #xx on xx/xx/2011. As per Schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx was filed by the creditor xx, xx, on xx/xx/2011, for the secured claim amount of $xx, and the amount of arrearage is $xx. The chapter-13 plan was confirmed on xx/xx/2013. The case was discharged on xx/xx/2015 and terminated on xx/xx/2015.	The modification agreement was made between the lender and borrower on xx/xx/2010. As per the modified term, the new principal balance is $xx, and the lender agrees to forgive $xx. The monthly P&I is $2,793.20 with an interest rate of 5.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2038.	xx Disclosure HUD-1 xx Missing or error on the xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx of xx: xx/xx/2010   xx: xx/xx/2014   Variance: -1654 xx   Variance %:    Comment: xx of xx Unavailable   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Collateral value used for underwriting: $xx, amount of secondary lienxx: $0.00 , loan amount: $xx, LTV: 80.000%, current UPB is $xx, with a current CLTV of 80.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000002110000   xx: 000000000000000001110000   Variance:    Variance %:    Comment: xx String is M00000000000000001110000   xx: Initial   xx:
Field: xx Street   xx: Variance:    Variance %:    Comment: As per note property address street is 1741 xx.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2038   xx: xx/xx/2042   Variance: -1491 xx   Variance %:    Comment: xx Date is Unavailable   xx: Initial   xx:
																																																																																				Field: xx Term xx: 167 xx: 213 Variance: -46 Variance %: -21.59624% Comment: xx Term is 153 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Note has LIBOR Index with xx"Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice." * xxmissing/unexecuted xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
24344681	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	7.250%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2010	$xx	Not Applicable	2.000%	$875.27	01/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxh xx USA, N.A.
There are seven credit card judgments found against the borrower in the total amount of $xxed by different plaintiffs & recorded on different dates.
There are five civil judgments found against the borrower in the total amount of $xxed by different plaintiffs & recorded on different dates.
There are two hospital liens found against the borrower in the total amount of $xxiled by different plaintiffs & recorded on xx/xx/2021 and xx/xx/2022.
The annual county taxes for the year 2024 have been paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,111.23 and interest rate is 4.625%. The UPB is $xx and deferred balance is $xx. As per the deferment agreement dated xx/xx/2021, which is located at xx, the servicer deferred 18 payments in the amount of $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx, and the deferred balance is $xx.
The reason for the default is not available in the latest servicing comments.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2017. The bankruptcy was discharged on xx/xx/2018 and terminated on xx/xx/2018.
No evidence has been found regarding the current/prior foreclosure proceedings.
Unable to determine the current status of occupancy.
As per the servicing comment dated xx/xx/2023, the subject property was damaged due to water, and DOL is xx/xx/2022. The borrower received a loss draft check from xx. in the amount of $xx on xx/xx/2023. There is no evidence of completion of repairs.
As per tape data, the borrower’s income was impacted by covid. The borrower was on a forbearance plan that started from xx/xx/2020 to xx/xx/2021.
xx: xx: According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2017. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2018 and terminated on xx/xx/2018.	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2010, and the new modified unpaid principal balance is $xx. The modified monthly P&I of $875.27 with an interest rate of 2.000% starting on xx/xx/2011, which will be changed in 4 steps until the new maturity date of xx/xx/2037. The terms will change in four steps, which end with a rate of interest of 4.625% and P&I is $1,111.23. There are no principal forgiven and deferred balance.	xxin xx. HUD-1 xxNotice of xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: NA. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 7500.000%   Variance:    Variance %:    Comment: LTV is 75.00%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Street   xx:    xx   Variance:    Variance %:    Comment: Property address is   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 147 xx: 149 Variance: -2 Variance %: -1.34228% Comment: NA. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xx"Final application is missing from the loan documents." * Final TIL Missing or xx"Final TIL is missing from the loan documents." * Loan program disclosure missing or unexecuted xx "Loan program disclosure is missing from the loan documents." * xx"Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx." * Missing credit report xx "Credit report is missing from the loan documents." * Notice of xx missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			549	Not Applicable
42881511	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	11.750%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	544	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2018	$xx	Not Applicable	10.375%	$289.76	01/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 with the lender America’s xx for the amount of $xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 are exempt.	According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $289.76 and the interest rate is 10.375%.	xx: The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The loan has been modified on xx/xx/2018.
The foreclosure was not initiated.
The borrower, “xx,” filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2002. The bankruptcy was discharged on xx/xx/2007, and the case was terminated on xx/xx/2007.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

xx: xx: The borrower, “xx,” filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2002. The chapter 13 plan was filed on xx/xx/2002. The plan was confirmed on xx/xx/2002. The voluntary petition was filed on xx/xx/2002. The chapter 13 trustee’s final report was filed on xx/xx/2007. The bankruptcy was discharged on xx/xx/2007, and the case was terminated on xx/xx/2007.

The modification agreement was made on xx/xx/2018 between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $289.76 and an interest rate of 10.375% beginning on xx/xx/2018 until the maturity date of xx/xx/2057.	xx in xx. HUD-1 xxRider	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcyxx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 8000.000%   Variance:    Variance %:    Comment: xx LTVxx is 80.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx string is M00000000000000000000000000   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment: Purpose of xx HUD-1 is Change in Rate/Term.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Purpose of xx HUD-1 is Refinance   xx: Initial   xx:
																																																																																				Field: xx Term xx: 396 xx: 363 Variance: 33 Variance %: 9.09090% Comment: xx Term is 57 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents." * xx Affidavit xx	* Final TIL Missing or xx"Final TIL signed by the borrower is missing from the loan documents." * xx"Appraisal is missing from the loan document. xx search shows an estimated value of $xx. Current UPB $xx." * xx Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	Not Applicable
56283702	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,595.00	$xx	5.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	44.443%	First	Final policy	Not Applicable	$xx	01/xx/2021	$xx	Not Applicable	2.750%	$866.48	01/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in instrument # xx in the amount of $xxfavor of xx.
There is a junior mortgage against the subject property in favor of xx, in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 in instrument # xx.
The first installment of county taxes for 2024/2025 is paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $866.48, and the interest rate is 2.750%. The UPB is $xx.	xx: The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $866.48, and the interest rate is 2.750%. The UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified between the BWR and lender on xx/xx/2021.
xx: xx: xx	The loan was modified between the borrower and lender with an effective date of xx/xx/2021. As per the modification agreement, the new modified UPB is $xx. The borrower agreed to pay the modified monthly P&I of $866.48 with an interest rate of 2.750% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2060. There is no deferred or forgiven amount.	Field: xx: xx: xx |---| |----| Comment: NA. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Period?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Interest only is yes.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Collateral value used for underwriting: $xx, amount of secondary lienxx: $xx, loan amount: $xx, LTV: 80.000%, current UPB is $xx, with a current CLTV of 100.000%.   xx: Initial   xx:
Field: xx P&I   xx: $2395.00   xx: $1595.00   Variance: $800.00   Variance %: 50.15673%   Comment: P&I is $2,395.00.   xx: Initial   xx:
Field: xx String   xx: MM0000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Street   xx:    Variance:    Variance %:    Comment: As per note property address street is 12825 xx: Initial   xx:
Field: xx Term   xx: 431   xx: 433   Variance: -2   Variance %: -0.46189%   Comment: NA.   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: xx Variance %: 22.30232% Comment: Balance of junior lien is $xx. xx: Initial xx:	2: Acceptable with Warnings			* TIL not hand dated xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	Not Applicable
60147292	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.150%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2006	$xx	Not Applicable	7.150%	$450.01	10/xx/2006	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1999 with the lender xx xx in the amount of $xxch was recorded on xx/xx/1999. There is one junior mortgage against the subject property in favor of xx, NA in the amount of $xxch was originated on xx/xx/1999 and recorded on xx/xx/1999. The first and second installments of county taxes for 2023/2024 have been paid in the total amount of $xxon xx/xx/2024 and xx/xx/2024. No prior year's delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $450.01 and the interest rate is 7.150%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $450.01 and the interest rate is 7.150%. The current UPB is $xx.
The foreclosure was initiated. As per the UT, document located at “xx”, the complaint was filed on xx/xx/2005. The foreclosure case was dismissed on xx/xx/2006. The foreclosure was re-initiated in 2013. As per the UT, document located at “xx”, the complaint was filed on xx/xx/2013. The foreclosure case was again dismissed on xx/xx/2016.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2013. The bankruptcy case was discharged on xx/xx/2019 and terminated on xx/xx/2019.
The loan was modified between the borrower and lender on xx/xx/2006.
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

xx: The foreclosure was initiated. As per the UT, document located at “xx”, the complaint was filed on xx/xx/2005. The foreclosure case was dismissed on xx/xx/2006. The foreclosure was re-initiated in 2013. As per the UT, document located at “xx”, the complaint was filed on xx/xx/2013. The foreclosure case was again dismissed on xx/xx/2016.
xx: According to the PACER, the borrower xx	The loan was modified between the borrower and lender on xx/xx/2006 and the new modified principal balance is $xx. The borrower promises to pay P&I in the amount of $450.01 with an interest rate of 7.150% beginning from xx/xx/2006 until the new maturity date of xx/xx/2029.	xxin xx. HUD-1 xx Missing or error on the xx Notice of xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Yes. xx: Initial xx:
Field: xx Name   xx: xx   xx: xx   Variance:    Variance %:    Comment: BWR last name is xx   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 8000.000%   Variance:    Variance %:    Comment: Original standard LTV 80.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:    xx:   Variance:    Variance %:    Comment: Property address street is xx: Initial   xx:
Field: S&C xx: xx/xx/2013   xx: xx/xx/2013   Variance: 20 xx   Variance %:    Comment: S&C filing date is xx/xx/2013.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2029   xx: xx/xx/2029   Variance: -59 xx   Variance %:    Comment: Stated maturity date is xx/xx/2029.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 50 xx: 47 Variance: 3 Variance %: 6.38297% Comment: Stated remaining term is 50. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from the loan documents." * xx"Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report xx "Credit report is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Notice of xx missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	641
94978434	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	84	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	xx	xx	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2019	$xx	Not Applicable	4.250%	$107.02	09/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1993 and recorded on xx/xx/1993 in the amount of $xxfavor of “xx Inc., A Corporation”.
There is a junior mortgage active against the subject property in the amount of $xxfavor of “xx.” which was recorded on xx/xx/2008. The junior mortgage amount is greater than the subject mortgage amount.
There are three junior state tax liens active against the subject borrower in the total amount of $xxn favor of same plaintiff “xx ” recorded on different dates.
There are multiple junior judgments active against the subject borrower in the total amount of $xxfavor of different plaintiffs recorded on different dates.
There is a junior state tax lien in the amount of $xxfavor of “xx of Revenue” recorded on xx/xx/2011. The SSN provided on supporting document is inconsistent with the subject borrower’s SSN.
The 1st installment of county tax for 2024 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $107.02 and the interest rate is 4.250%. The current UPB is $xx. Tape shows the deferred balance is $6,213.93. The deferral agreement was made on xx/xx/2021, which is located at xx	xx: The current status of the loan is performing.
 According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $107.02 and the interest rate is 4.250%. The current UPB is $xx. Tape shows the deferred balance is $6,213.93.
 No bankruptcy evidence has been found.
 According to document located at “xx”, the foreclosure was initiated on xx/xx/2018. No further foreclosure proceedings have been found. After that, the loan was modified on xx/xx/2019.
Unable to determine the RFD.
As per tape data, the servicer provided Covid-19 FB plan to the borrower from xx/xx/2020 to xx/xx/2021.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.
xx: According to document located at “xx”, the foreclosure was initiated on xx/xx/2018. No further foreclosure proceedings have been found. After that, the loan was modified on xx/xx/2019.
xx: xx	The modification agreement was made between the borrower and lender on xx/xx/2019 and the new principal balance is $xx. The borrower promises to pay P&I in the amount of $107.02 with the modified interest rate of 4.250% beginning from xx/xx/2019 until the maturity date of xx/xx/2059.	xxin xx. HUD-1 xx Missing or error on the xx Notice of xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes   xx: Initial   xx:
Field: xx Amount   xx: xx: $6213.93   Variance:    Variance %:    Comment: Deferred balance amount is not applicable   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 6000.000%   Variance:    Variance %:    Comment: Original standard LTV is 60.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx: e   xx:   Variance:    Variance %:    Comment: Property address street is  xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 416 xx: 411 Variance: 5 Variance %: 1.21654% Comment: Stated remaining term is . xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents." * Notice of xx missing or unexecuted xx	* Final TIL Missing or xx"The final TIL is missing from the loan documents." * xx"Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report xx "Credit report is missing from the loan documents." * Missing or error on the xx Document xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			635	657
20641258	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2010	$xx	Not Applicable	4.100%	$445.00	09/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxh xx USA, N.A. There are two UCC liens against the property in favor of xx Union that were recorded on xx/xx/2021. The first and second installments of county taxes for 2023/2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.	According to the payment history seller's tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $471.53 with an interest rate of 4.750%. The current UPB reflected as per the seller's tape is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history seller's tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the seller's tape is $xx.
Unable to determine the RFD.
The loan was modified on xx/xx/2010 with the principal balance of $xx.
No post-close bankruptcy record has been found.
As per the UT report dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2010, located at “xx” with case #xx. Further details are not provided.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

xx: As per the UT report dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2010, located at “xx” with case # xx. Further details are not provided.
xx: xx	The step modification agreement was signed between the borrower, xx	xx in xx. HUD-1 xxRight of Rescission	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx LTV xx: 90.000%   xx: 9000.000%   Variance: -8910.000%   Variance %: -8910.00000%   Comment: xx LTV xx is 90.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M000000000000000000000000000   xx: Initial   xx:
Field: S&C xx: xx/xx/2010   xx: xx/xx/2010   Variance: 22 xx   Variance %:    Comment: S&C xx is xx/xx/2010   xx: Initial   xx:
																																																																																				Field: xx Term xx: 140 xx: 83 Variance: 57 Variance %: 68.67469% Comment: xx Term is 140 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from the loan documents." * xx"Appraisal report is missing from the loan documents. xx, xx or xx searches do not reflect an estimated value for the subject. Current UPB is $xx." * Right of Rescission missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			712	Not Applicable
96972946	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.600%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	45.068%	Second	Final policy	$xx	Unavailable	02/xx/2013	$xx	Not Applicable	4.990%	$155.41	03/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xxfavor of "xx.".
There is a prior mortgage against the subject property that was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxh the lender "xx".
The first, second, and third installments of county taxes for 2025 were paid in the amount of $xxe fourth installment of county taxes for 2025 is due on xx/xx/2025 in the amount of $xx prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $155.41, and the interest rate is 4.990%. The UPB is $xx and deferred balance is $1369.03. The deferral agreement is located at xx	xx: The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $155.41, and the interest rate is 4.990%. The UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the BWR "xx" is deceased on xx/xx/2023.
The loan was modified between the BWR and lender on xx/xx/2013.

xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2013. As per the modification agreement, the current UPB was $xx, and the amount of $xx has been forgiven. The new modified UPB was $xx. The BWR promises to pay the monthly P&I of $155.41 with an interest rate of 4.990%. The new maturity date is xx/xx/2045.	xx Estimate HUD-1 xx	Field: Borrower's Income is impacted by Covid-19? xx: No xx: Yes |---| |----| Comment: Borrower's income is impacted by covid-19 is no. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   xx: Initial   xx:
Field: xx Amount   xx: xx: $1369.03   Variance:    Variance %:    Comment: Deferred balance amount is not applicable.   xx: Initial   xx:
Field: xx: xx: xx/xx/2021   Variance:    Variance %:    Comment: Forbearance plan start date is not applicable.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes.   xx: Initial   xx:
Field: xx Value   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Original appraised value is unavailable.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 2000.000%   Variance:    Variance %:    Comment: Original standard LTV is unavailable.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M00000000000000000000000.   xx: Initial   xx:
Field: xx Term   xx: 250   xx: 240   Variance: 10   Variance %: 4.16666%   Comment: Stated remaining term is 250.   xx: Initial   xx:
Field: xx Agreement in file? xx: No xx: Yes Variance: Variance %: Comment: Trial modification agreement in file is no. xx: Initial xx:	3: Curable	* HUD-1 xx missing or unsigned xx	* Cash out purchase xx "The subject loan is purchase case. Final HUD dated xx/xx/2005 reflects cash to in the amount of $xx"
* xx Estimate missing or unexecuted xx     "Final GFE is missing from the loan documents."
																																																																																								* xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98919041	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.650%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	637	Not Applicable	25.329%	First	Final policy	Not Applicable	Not Applicable	11/xx/2010	$xx	Not Applicable	4.000%	$2,912.94	12/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005, which was recorded on xx/xx/2005 in the amount of $xxh the lender xx , FA,. No active judgments or liens have been found. The 1st installment county tax for the year of 2024/2025 was paid in the amount of $xxxx/xx/2024. The 2nd installment county tax for the year of 2024/2025 is due in the amount of $xxxx/xx/2025. No prior year delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $2,912.94, and the interest rate is 4.00%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the tape as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2010 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,912.94 with a modified interest rate of 4.00% starting on xx/xx/2010 and continuing until the new maturity date of xx/xx/2043. There is no deferred balance and principal forgiven amount.	HUD-1 xx	Field: xx Name xx: Omerlita xx: OMI |---| |----| Comment: BWR first name Omerlita. xx: Initial xx:
Field: xx Name   xx: Barrioquinto   xx: CECILIO   Variance:    Variance %:    Comment: BWR last name Barrioquinto.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original LTV 80.00%   xx: Initial   xx:
Field: xx String   xx: M00000000000000001000000   xx: 000000000000000001000000   Variance:    Variance %:    Comment: Payment history string M00000000000000001000000.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 217 xx: 211 Variance: 6 Variance %: 2.84360% Comment: Stated remaining term is 217. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	Not Applicable
5215514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	7.875%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	xx	xx	Not Applicable	Unavailable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1996 and was recorded on xx/xx/1996 in the amount of $xxfavor of xx . No active judgments or liens were found. The 2nd installment of county taxes for 2024 is due in the amount of $xx/xx/2025. The 1st installment of county taxes for 2024 was paid in the amount of $xxn xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $750.45 and interest rate is 7.875%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with the case#xx on xx/xx/2002. The bankruptcy was discharged on xx/xx/2002.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
xx: xx: According to the PACER, the borrowers xx filed for bankruptcy under Chapter 7 with the case#xx on xx/xx/2002. The voluntary petition was not filed. The bankruptcy was discharged on xx/xx/2002.	xx	xxin xx. HUD-1 xx Notice of xxRider	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy is yes. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx Indicator   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 7500.000%   Variance:    Variance %:    Comment: Original standard LTV is 75.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: 101 N xx Dr   xx:   Variance:    Variance %:    Comment: Property address street is 101 N xx Dr.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 14 xx: 16 Variance: -2 Variance %: -12.50000% Comment: Stated remaining term is 14. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from the loan documents." * xx"The appraisal report is missing from the loan documents." * Missing credit report xx "Credit report is missing from the loan documents." * Notice of xx missing or unexecuted xx "Notice of servicing transfer disclosure is missing from the loan documents." * xx Missing xx "Prepayment rider is missing from the loan documents." * Property is xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	761
49488090	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	6.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	56.183%	First	Final policy	Not Applicable	Not Applicable	10/xx/2016	$xx	$89,600.00	4.375%	$560.63	11/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx, N.A.
There is an active junior mortgage against the subject property in favor of  xx, N.A. in the amount of $xxch originated on xx/xx/2006 and recorded on xx/xx/2007 with the instrument # xx.
There are 03 state tax liens found against the borrower in favor of the people of the state of xx in the total amount of $xx which were recorded on xx/xx/2017 and xx/xx/2024.
There is a civil judgment found against the borrower in favor of xxState of xx in the amount of $xxch was recorded on xx/xx/2018.
The 1st installment of combined taxes for 2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of combined taxes for 2025 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $560.63 and interest rate is 4.375%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The loan was modified on xx/xx/2016.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2018. The borrower was discharged on xx/xx/2018.
As per tape data, the forbearance plan began on xx/xx/2020 and ended on xx/xx/2020.
No information has been found related to damage or repairs.
xx: xx: According to the PACER, the borrowers xx filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2018. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $500.00. The borrower was discharged on xx/xx/2018.	The recast agreement signed between the borrowers xx and lender xx. with an effective date of xx/xx/2016 shows the new modified unpaid principal balance is $xx. The deferred balance is $xx and the interest bearing amount is $xx. The borrower agreed to pay the modified monthly P&I of $534.32 with a modified interest rate of 4.000% starting on xx/xx/2016, which will be changed in 02 steps until the new maturity date of xx/xx/2050. The rate will change in 02 steps which ends with 4.375%. This recast agreement amends the terms of the note and mortgage.	xxNotice of xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy is yes. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $-4127.19   Variance %: -4.40340%   Comment: Deferred balance amount is $xx.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original standard LTV is 80.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: M00000000000000000000000   xx: Initial   xx:
Field: xx Term   xx: 310   xx: 312   Variance: -2   Variance %: -0.64102%   Comment: Stated remaining term is 310.   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: Total balance of junior lien is N/A. xx: Initial xx:	2: Acceptable with Warnings			* xxmissing; loan has escrows xx "Initial escrow account disclosure is not signed by the borrower." * Notice of xx missing or unexecuted xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5694031	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2012	$xx	$98,000.00	6.750%	$340.83	01/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $xxh xx as nominee for xx Mortgage corp. There is a junior mortgage against the subject property that was originated on xx/xx/2019 in the favor of xx, with the amount of $xxwhich was recorded on xx/xx/2019. The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $340.83, and the interest rate is 6.750%. The UPB is $xx.	xx: The current status is performing. As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $340.83, and the interest rate is 6.750%. The UPB is $xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2012. As per the modified term, the new principal balance was $xx. The monthly P&I was $340.83 with an interest rate of 6.750% beginning on xx/xx/2012 and a maturity date of xx/xx/2035. There is a deferred balance in the amount of $xx with the interest-bearing amount of $xx. The deferred balance of $xx is eligible for forgiveness, which exceeds the 2% of the modified UPB.	xxEstimate HUD-1 xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 9000.000%   Variance:    Variance %:    Comment: Original standard LTV is 90.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 100000000000000000000000.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 127 xx: 42 Variance: 85 Variance %: 202.38095% Comment: Stated remaining term is 127. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xx TILA xx"Loan failed TILA xx test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$1,125.04. Loan failed TILA xx Finance charge of $xx exceeds disclosed finance charge of $xx for an under disclosed amount of -$1,090.04." * xx Estimate missing or unexecuted xx "Final GFE is missing from the loan file." * Missing credit report xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	678
76312288	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.675%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	621	659	59.149%	First	Final policy	Not Applicable	Not Applicable	09/xx/2011	$xx	Not Applicable	2.000%	$2,018.46	09/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 in favor of xx N.A. for the amount of $xxwhich was recorded on xx/xx/2007.
There is a judgment against the borrower, xx, in favor of xx for the amount of $xx, which was recorded on xx/xx/2025.
There are two ECB liens open against the borrower for the total amount of $xx in favor of the xx Board, which were recorded on xx/xx/2012 and xx/xx/2012, respectively.
The first, second, and third installments of combined taxes for 2025 were paid in the total amount of $xxThe fourth installment of combined taxes for 2025 is due in the amount of $xxxx/xx/2025.
Annual utilities/MUD taxes for 2025 are delinquent in the amount of $xxich was due on xx/xx/2025 and was good through till xx/xx/2025.
Annual utilities/MUD taxes for 2025 are due in the amount of $xx/xx/2025.
According to payment history tape data as of xx/xx/2024, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2024. Unable to determine the last transaction details. The current P&I is $2,912.12 with an interest rate of 4.625%. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $8,736.36.	xx: As per the review of the servicing comments, the current status of the loan is collection.
According to payment history tape data as of xx/xx/2024, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $8,736.36.
The loan was modified on xx/xx/2011 with a principal balance of $xx.
According to seller's tape data, the borrower's income was impacted by Covid-19. Further details are not provided.
As per the comment dated xx/xx/2024, the RFD is unemployment.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner.
According to the collection comment dated xx/xx/2023, the subject property was damaged due to water on xx/xx/2022. The amount of the claim was $xx. The comment dated xx/xx/2023 states that a check in the amount of $xx was issued by xx. The collection comment dated xx/xx/2023 states that the first draw in the amount of $40k was received by the borrower, and the collection comment dated xx/xx/2024 states the inspection is needed to release the remaining fund. Unable to determine the current condition and repair status.
xx: xx: xx	This step modification agreement was made between the borrower, xx and xx , and the lender, xx., on xx/xx/2011. As per modified terms, the new principal balance is $xx, and the deferred principal balance is $xx. The interest-bearing amount is $xx. The borrower promises to make payment with a first step interest rate of 2.00% and P&I of $2,018.46 beginning from xx/xx/2011. The new maturity date is xx/xx/2051. As per the document dated xx/xx/2012 located at xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Amount   xx: xx: $8736.36   Variance:    Variance %:    Comment: xx Amount is xx: Initial   xx:
Field: xx of xx: xx/xx/2011   xx: xx/xx/2012   Variance: -243 xx   Variance %:    Comment: xx of xx is xx/xx/2011   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx LTV xx: 90.000%   xx: 9000.000%   Variance: -8910.000%   Variance %: -8910.00000%   Comment: xx LTV xx is 90.000%   xx: Initial   xx:
Field: xx String   xx: M00210000000001100000000   xx: 100021000000000110000000   Variance:    Variance %:    Comment: xx is 000120000000001100000000   xx: Initial   xx:
Field: xx    xx:    xx:   Variance:    Variance %:    Comment: xx Street   xx: Initial   xx:
																																																																																				Field: xx Term xx: 321 xx: 306 Variance: 15 Variance %: 4.90196% Comment: xx Term is 321 xx: Initial xx:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			618	606
35844303	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.515%	First	Final policy	Not Applicable	Not Applicable	05/xx/2011	$xx	Not Applicable	4.621%	$323.57	06/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of $xxfavor of xx , xx. No active judgements or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $323.57 and interest rate is 4.621%. The UPB is $xx. The deferred agreement is located at “xx”, with a deferred amount of $5,925.61.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
This modification agreement signed between the borrower and lender with an effective date of xx/xx/2011 shows the new modified unpaid principal balance is $xx.
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2011 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $323.57 with a modified interest rate of 4.621% starting on xx/xx/2011 and continuing until the new maturity date of xx/xx/2034. There is no deferred balance and principal forgiven amount.	xx	Field: Borrower's Income is impacted by Covid-19? xx: No xx: Yes |---| |----| Comment: Borrowers income is impacted by Covid-19? is No xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Amount   xx: xx: $5925.61   Variance:    Variance %:    Comment: xx Amount is xx: Initial   xx:
Field: xx: xx: xx/xx/2022   Variance:    Variance %:    Comment: xxis xx: Initial   xx:
Field: xx LTV xx: 78.125%   xx: 7810.000%   Variance: -7731.875%   Variance %: -7731.87500%   Comment: xx LTV 78.125%   xx: Initial   xx:
																																																																																				Field: xx String xx: M00000000000000000000000 xx: 000000000000000000000000 Variance: Variance %: Comment: Payment history string is M00000000000000000000000 xx: Initial xx:	2: Acceptable with Warnings			* xx TILA xx"Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Loan failed TILA APR test due to calculated APR 4.623% exceeds APR threshold of 5.398% over by -0.775%. TILA xxTest due to finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for Finance charge under disclosure is unknown as the xx is missing." * xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	Not Applicable
17237692	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	19.994%	First	Final policy	Not Applicable	Not Applicable	04/xx/2020	$xx	Not Applicable	3.750%	$536.58	04/xx/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of $xxfavor of xx Company. There is an active prior mortgage against the subject property in favor of xx and xx corporation in the amount of $xxch originated on xx/xx/1995 and recorded on xx/xx/1996 with the instrument# xx. The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $xxn xx/xx/2004 and xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $536.58 and interest rate is 3.750%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The loan was modified on xx/xx/2020.
Unable to determine the occupancy of the subject property.
As per UT dated xx/xx/2025 , the FC was recently initiated in 2019 and complaint was filed on xx/xx/0019 with case# xx. FC was placed on hold due to BK on xx/xx/2019. The BK was discharged on xx/xx/2024. As per servicing comment dated xx/xx/2024, the foreclosure case was closed. No further details were found.
The borrower filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2019. The bankruptcy was discharged on xx/xx/2024.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
xx: As per UT dated xx/xx/2025 , the FC was recently initiated in 2019 and complaint was filed on xx/xx/0019 with case# xx. FC was placed on hold due to BK on xx/xx/2019. The BK was discharged on xx/xx/2024. As per servicing comment dated xx/xx/2024, the foreclosure case was closed. No further details were found.
xx: According to the PACER, the borrowers xx Prasch and xx Prasch filed for bankruptcy under Chapter 13 with case#1932532 on xx/xx/2019. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The POC xx was filed by the creditor xx on xx/xx/2020 for the secured claim amount of $xx and the amount of arrearage is $xx. The amended chapter 13 xx plan was filed on xx/xx/2020, and confirmed on xx/xx/2020. The borrower has promised to make monthly mortgage payment of $1,850.00 for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $xx and trustee has committed to pay total amount of the arrearage. The bankruptcy was discharged on xx/xx/2024.	This modification agreement signed between the borrowers xx and lender xx with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $536.58 with a modified interest rate of 3.750% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2060. There is no deferred balance and principal forgiven amount.	xxRight of Rescission	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 72.340%   xx: 7230.000%   Variance: -7157.660%   Variance %: -7157.66000%   Comment: xx LTVxx is 72.340%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: M00000000000000000000000   xx: Initial   xx:
Field: S&C xx: xx/xx/2019   xx: xx/xx/2019   Variance: 18 xx   Variance %:    Comment: S&C xx is xx/xx/2019   xx: Initial   xx:
																																																																																				Field: xx Term xx: 423 xx: 417 Variance: 6 Variance %: 1.43884% Comment: xx term is 423 xx: Initial xx:	3: Curable		* xx Affidavit xx	* xxmissing; loan has escrows xx "Initial escrow account disclosure is not signed by the borrower." * Right of Rescission missing or unexecuted xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	627
48461798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	7.450%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	35.876%	First	Final policy	Not Applicable	Not Applicable	06/xx/2017	$xx	Not Applicable	7.450%	$399.13	07/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the lender xx , for the amount of $xx There are 4 state tax liens against the borrower in favor of the xx of Revenue for the amount of $xx recorded on different dates. The first and second installments of county taxes for 2023 were paid in the amount of $xxThe first installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $xx No prior year’s delinquent taxes have been found.	According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $399.13 and the interest rate is 7.450%.	xx: The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The loan has been modified.
The reason for the default is unable to be determined.
The foreclosure was not initiated.
The borrower, “xx,” filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

xx: xx: The borrower, “xx,” filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2010. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $xx. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.

The recast agreement was made on xx/xx/2017 between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $399.13 and an interest rate of 7.450% beginning on xx/xx/2017 until the maturity date of xx/xx/2035.	1-4 xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: NA. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 88.235%   xx: 8820.000%   Variance: -8731.765%   Variance %: -8731.76500%   Comment: LTV ratio 88.235%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Street   xx:    xx:  Variance:    Variance %:    Comment: Property address stree.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 121 xx: 123 Variance: -2 Variance %: -1.62601% Comment: Stated remaining term is 121. xx: Initial xx:	2: Acceptable with Warnings			* xx TILA xx"Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$335.75. Reason for Finance charge under disclosure is unknown as the xx is missing. TILA xxTest due to finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$300.75. Reason for Finance charge under disclosure is unknown as the xx is missing." * Missing required 1-4 family rider xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
77206652	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	11/xx/2024	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	563	Not Applicable	16.535%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the lender xx , for the amount of $xx
There is a prior mechanics lien against the borrower in favor of xx. for the amount of $xx recorded on xx/xx/2001.
There is a hospital lien against the borrower in favor of xxfor the amount of $xxecorded on xx/xx/2021.
There is a credit card judgment against the borrower in favor of xx, recorded on xx/xx/2024.
There are two code enforcement liens found against the subject property in favor of the xx for xx for the amount of $xx recorded on xx/xx/2022.
The annual county taxes for 2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,112.92 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $401.97 and the interest rate is 4.000%. Tape shows the deferred balance is $xx. As per the deferral agreement located “xx,” the deferred balance is $xx. As per the mod agreement located “xx,” the deferred balance is $xx.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is $xx.
The loan has been modified.
As per the notice of lis pendens located at “xx,” the foreclosure was initiated and the complaint was filed on xx/xx/2015. The foreclosure was dismissed on xx/xx/2015.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
As per the seller’s tape, the borrower’s income was impacted by Covid-19, and the Covid-19 forbearance plan was approved from xx/xx/2020 to xx/xx/2021.
As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023 with the P&I is $401.97.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.

xx: As per the notice of lis pendens located at “xx,” the foreclosure was initiated and the complaint was filed on xx/xx/2015. The foreclosure was dismissed on xx/xx/2015.
xx: xx	This is a conventional fixed-rate mortgage with a P&I of $1,060.23, an interest rate of 8.610% and a maturity date of xx/xx/2034. The P&I as per payment history is $401.97 and the interest rate is 4.000%. There is a difference in P&I and interest rate with respect to note data. As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023 with the P&I is $401.97. The modification agreement is missing from the loan file.	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not application xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not application   xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Deferred balance amount is $xx   xx: Initial   xx:
Field: xx of xx: Unavailable   xx: xx/xx/2014   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Unavailable   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes   xx: Initial   xx:
Field: xx LTV xx: 70.000%   xx: 7000.000%   Variance: -6930.000%   Variance %: -6930.00000%   Comment: Original standard LTV xx is 70.000%   xx: Initial   xx:
Field: S&C xx: xx/xx/2015   xx: xx/xx/2015   Variance: 67 xx   Variance %:    Comment: S&C filing date is xx/xx/2015   xx: Initial   xx:
Field: xx Date   xx: Unavailable   xx: xx/xx/2054   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 116 xx: 348 Variance: -232 Variance %: -66.66666% Comment: Stated remaining term is 359 xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
76558034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.100%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.223%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx Company. No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $xxn xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $363.60 and interest rate is 6.10%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data, the forbearance plan began on xx/xx/2020 and ended on xx/xx/2020.
As per the servicing comment dated xx/xx/2024, the subject property needed repairs, and the estimated cost of repairs is $6,922.67. There is no evidence to confirm the current status of repairs.
xx: xx: xx	xx	xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Indicator   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 71.006%   xx: 7100.000%   Variance: -7028.994%   Variance %: -7028.99400%   Comment: xx LTVxx is 71.006%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M000000000000000000000000   xx: Initial   xx:
																																																																																				Field: xx Term xx: 110 xx: 108 Variance: 2 Variance %: 1.85185% Comment: xx Term is 110. xx: Initial xx:	2: Acceptable with Warnings			* xx TILA xx"TILA xxTest due to finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$49.39. Reason for Finance charge under disclosure is unknown as the fee itemization is missing." * GSE Points and xx Violations xx "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * xx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,922.67	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			614	566
82582666	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,176.16	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	xx	Not Applicable	xx	Not Applicable	$xx	8.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	26.322%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2017	$xx	$20,819.75	3.000%	$308.76	02/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of $xxh xx as nominee for xx Corporation. No active judgments or liens have been found. The first installment of combined taxes for 2023 was paid in the amount of $xxxx/xx/2024. The second installment of combined taxes for 2023 has been delinquent in the amount of $xx16 on xx/xx/2025, which is good through xx/xx/2025. Annual water charges for 2024 have been delinquent in the amount of $xxich is payable on xx/xx/2025.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $308.76 with an interest rate of 3.00%. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $5,684.38.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $5,684.38.
The loan was modified on xx/xx/2017. The BK was terminated on xx/xx/2011.
Unable to determine the RFD.
According to the PACER, the borrower, "xx," filed bankruptcy under Chapter 11 with the case # xx on xx/xx/2010.
No foreclosure activity has been found.
Unable to determine the current condition and occupancy of the subject property. CCs do not show any damage.

xx: xx: According to the PACER, the borrower, xx	The loan modification agreement was made between the lender and borrower on xx/xx/2017. As per the modified term, the unpaid principal balance is $xx. The amount of $xx was deferred. The deferred balance is eligible for forgiveness. The new principal balance is $xx. The borrower promises to pay $308.76 monthly with a modified interest rate of 3.00% beginning on xx/xx/2017 with a maturity date of xx/xx/2057. The loan has been modified twice since origination.	xx HUD-1 xx	Field: Borrower's Income is impacted by Covid-19? xx: No xx: Yes |---| |----| Comment: Borrower income is impacted by covid-19 no. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx Amount   xx: xx: $5684.38   Variance: xx   Variance %: 266.26245%   Comment: Deferred balance amount is $xx.   xx: Initial   xx:
Field: xx: xx: xx/xx/2021   Variance:    Variance %:    Comment: Forbearance plan start date is N/A.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original standard LTV is 80.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: 153-155 xx: Variance:    Variance %:    Comment: Property address street is 153-155 xx.   xx: Initial   xx:
Field: xx Term   xx: 385   xx: 373   Variance: 12   Variance %: 3.21715%   Comment: Stated remaining term is 385.   xx: Initial   xx:
																																																																																				Field: xx Agreement in file? xx: No xx: Yes Variance: Variance %: Comment: Trial modification agreement in is no. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Missing credit report xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
618638	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.650%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	17.312%	First	Final policy	Not Applicable	Not Applicable	06/xx/2020	$xx	Not Applicable	3.750%	$583.33	06/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx , FA, for the amount of $xxThere is one prior mortgage against the subject property that was originated on xx/xx/2001 and recorded on xx/xx/2002 in the amount of $xxh xx.
There is one junior mortgage against the subject property that was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of $xxh xx , FA,.
There is a civil judgment found against the borrower in favor of “xx, Inc.,” in the amount of $xxd it was recorded on xx/xx/2019.
There are three credit card judgments against the borrower in different plaintiffs with the combined amount of $xxwhich were recorded on xx/xx/2023, xx/xx/2023, and xx/xx/2024.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $xxn xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $583.33 and interest rate is 3.750%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The loan has been modified on xx/xx/2020.
The FC was initiated on the loan. As per UT dated xx/xx/2025, the complaint was filed on xx/xx/2019 located at “xx” and the notice of rescission was filed on xx/xx/2020 located at “xx”. Further details are not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the seller’s tape, the subject property is owner occupied.
No information has been found related to damage or repairs.
xx: The FC was initiated on the loan. As per UT dated xx/xx/2025, the complaint was filed on xx/xx/2019 located at “xx” and the notice of rescission was filed on xx/xx/2020 located at “xx”. Further details are not provided.
xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $583.33 with a modified interest rate of 3.750% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2060. There is no deferred balance and principal forgiven amount.	xxRider	Field: xx: xx: xx |---| |----| Comment: xx is not applicable. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is not applicable.   xx: Initial   xx:
Field: xx Value   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Original appraised value is unavailable.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 6500.000%   Variance:    Variance %:    Comment: xx LTV is unavailable.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M00000000000000000000000.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: xx - Other   Variance:    Variance %:    Comment: Purpose of Refinance per HUD1 Change in Rate/Term   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Purpose of Transaction per HUD1 Refinance   xx: Initial   xx:
Field: S&C xx: Unavailable   xx: xx/xx/2019   Variance:    Variance %:    Comment: S&C xx is Unavailable   xx: Initial   xx:
Field: xx Term   xx: 425   xx: 427   Variance: -2   Variance %: -0.46838%   Comment: xx Term 425   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: Total balance of junior lien is not applicable. xx: Initial xx:	2: Acceptable with Warnings			* xx"Appraisal is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * xx Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			607	Not Applicable
82780069	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.675%	480	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	589	Not Applicable	46.689%	First	Final policy	Not Applicable	$xx	01/xx/2013	$xx	$89,403.12	5.800%	$98.04	01/xx/2013	Financial Hardship	According to updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 with the lender xxin the amount of $xxch was recorded on xx/xx/2005. There is an active mortgage against the subject property originated on xx/xx/2005 in favor of xxin the amount of $xxich was recorded on xx/xx/2005. There is an active judgment against the borrower in favor of xx in the amount of $xxich was recorded on xx/xx/2022. The county taxes for 2023-2024 are paid off in the amount of $xxe county taxes for 2024-2025 are due in the amount of $xxrior delinquent taxes have been found.	According to tape data of PH as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment date. The current P&I is $98.04 with an interest rate of 5.80%. The current UPB is $xx.	xx: The current status of the loan is performing.
According to tape data of PH as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $xx.
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding damages.
No information has been found regarding BK and foreclosure.
Unable to determine the reason for default.
The loan was modified on xx/xx/2013.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was started on xx/xx/2020, which was ended on xx/xx/2020. Further details not found.

xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2013. As per the modified term, the new principal balance is $xx, out of which the deferred amount is $xx and the interest-bearing amount is $xx. The monthly P&I is $98.04 with an interest rate of 5.80% beginning on xx/xx/2013 and a maturity date of xx/xx/2045. The deferred balance is eligible for forgiveness.	xxMissing or error on the xx Notice of xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is not applicable   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original standard LTV 80.00%   xx: Initial   xx:
Field: xx String   xx: M11111000000000000000000   xx: 011111000000000000000000   Variance:    Variance %:    Comment: xx String M11111000000000000000000   xx: Initial   xx:
																																																																																				Field: xx Term xx: 250 xx: 253 Variance: -3 Variance %: -1.18577% Comment: Stated remaining term 250 xx: Initial xx:	3: Curable		* Not all borrowers signed HUD xx	* Loan program disclosure missing or unexecuted xx "The ARM loan program disclosure is missing from the loan documents." * Missing or error on the xx Document xx "The rate lock agreement signed by the borrower is missing from the loan documents." * Notice of xx missing or unexecuted xx		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			473	Not Applicable
68801409	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.650%	480	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	559	544	47.797%	First	Final policy	Not Applicable	$xx	10/xx/2011	$xx	$42,300.00	4.125%	$604.84	10/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxh xx.
There are three state tax liens against the borrower in favor of the xx for the amount of $xxwhich were recorded on different dates.
There are six civil and credit card judgments against the borrower that were filed by the different plaintiffs for the amount of $xxwhich were recorded on different dates.
The first and second installments of county taxes for the year 2024 have been paid in the amount of $xx prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $604.84, and the interest rate is 4.125%. The UPB is $xx.	xx: The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $604.84, and the interest rate is 4.125%. The UPB is $xx.
As per the comment dated xx/xx/2023, the BWR's income was impacted by the COVID. As per the tape, the FB plan was started on xx/xx/2020 and ended on xx/xx/2022.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

xx: xx: xx	This is a step rate modification. The loan was modified between the BWR and lender on xx/xx/2011. As per the modification agreement, the new modified UPB was $xx, and the BWR promises to pay the P&I in the amount of $604.84 with an interest rate of 4.125%. The new maturity date is xx/xx/2051. There was a deferred balance in the amount of $xx, and the interest-bearing balance was $xx. There is no forgiven amount.	xx Rider	Field: xx: xx: xx |---| |----| Comment: Current value is N/A. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Currently in foreclosure is no.   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $7703.03   Variance %: 22.26504%   Comment: Deferred balance amount is $xx.   xx: Initial   xx:
Field: xx of xx: xx/xx/2011   xx: xx/xx/2014   Variance: -1038 xx   Variance %:    Comment: Doc date of last modification is xx/xx/2011.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original standard LTV is 80.000%.   xx: Initial   xx:
Field: xx String   xx: M000000000000MMM00000000   xx: 000000000000002000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2009   Variance:    Variance %:    Comment: S&C filing date is N/A.   xx: Initial   xx:
Field: xx Term   xx: 321   xx: 245   Variance: 76   Variance %: 31.02040%   Comment: Stated remaining term is 321.   xx: Initial   xx:
																																																																																				Field: xx: $0.00 xx: xx Variance: $-23368.18 Variance %: -100.00000% Comment: Total forgiven principle amount is $0.00. xx: Initial xx:	2: Acceptable with Warnings			* GSE Points and xx Violations xx "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * xx Missing xx		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			650	618
78187423	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,276.56	$xx	4.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.063%	First	Final policy	Not Applicable	Not Applicable	12/xx/2018	$xx	Not Applicable	4.625%	$1,042.39	12/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2004 in the amount of $xxfavor of xx , FA,, and was recorded on xx/xx/2004.
There are two junior mortgages against the subject property. The first mortgage was originated on xx/xx/2004 in the amount of $xxfavor of xx , FA,, which was recorded on xx/xx/2004, and the second mortgage was originated on xx/xx/2017 in the amount of $xxfavor of CalHFA xx Corporation, a xx, which was recorded on xx/xx/2017.
The installment of the county tax for 2024/2025 was paid on xx/xx/2024 in the amount of $xx47.
The installment of the county tax for 2024/2025 is due on xx/xx/2024 in the amount of $xx47.
No prior year's delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $1,042.39 with an interest rate of 4.625%. The current UPB reflected as per the payment history tape data is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx.
As per the collection comment dated xx/xx/2023, the RFD was a curtailment of income.
The loan was modified on xx/xx/2018 with a principal balance of $xx.
No foreclosure activity has been found.
According to the PACER, the borrowers, "xx," filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2013. The BK was discharged on xx/xx/2013, and the case was terminated on xx/xx/2013.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

xx: xx: According to the PACER, the borrowers, xx	The loan modification agreement was made between the lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is $xx. The monthly P&I is $1,042.39 with an interest rate of 4.625% beginning on xx/xx/2018 and a maturity date of xx/xx/2058. The loan has been modified twice since origination.	Missing or error on the xxRight of Rescission	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Currently in Foreclosure is No   xx: Initial   xx:
Field: xx Period?   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Period is Yes   xx: Initial   xx:
Field: xx LTV xx: 76.267%   xx: 7630.000%   Variance: -7553.733%   Variance %: -7553.73300%   Comment: xx LTV xx is 76.267%   xx: Initial   xx:
Field: xx String   xx: M00000000000000001222211   xx: 000000000000000001222211   Variance:    Variance %:    Comment: Payment history string is M00000000000000   xx: Initial   xx:
Field: xx Street   xx:   Variance:    Variance %:    Comment: xx Street is 10098 xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2018   Variance:    Variance %:    Comment: S&C Filing date is not Applicable   xx: Initial   xx:
Field: xx Term   xx: 407   xx: 409   Variance: -2   Variance %: -0.48899%   Comment: xx term is 407   xx: Initial   xx:
Field: xx of xx: xx: $9415.52 Variance: Variance %: Comment: Total balance of junior lienxx is xx: Initial xx:	2: Acceptable with Warnings	* xx xx"The CE risk indicator is moderate as the loan is failing for xxTest.Total fees charged is $461.67 and allowed $170.20, it is over charged by +$291.47."
* xx"Appraisal is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted xx		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21461324	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.800%	480	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	680	Not Applicable	48.374%	First	Final policy	Not Applicable	$xx	09/xx/2020	$xx	Not Applicable	3.250%	$452.16	09/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with the lender xx , for the amount of $xx
There is a junior mortgage against the subject property that was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxh the lender “xx  a xx.”
The first, second and third installments of county taxes for 2025 were paid in the amount of $xxe fourth installment of county taxes for 2025 is due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the seller’s tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $452.16 and the interest rate is 3.250%.
Tape shows the deferred balance is $3,801.43.
As per the deferral agreement located “xx,” the deferred balance is $3,801.43.	xx: The loan is currently performing.
According to the seller’s tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The loan has been modified on xx/xx/2020.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
As per the seller’s tape, the borrower’s income was impacted by Covid-19, and the Covid-19 forbearance plan was approved from xx/xx/2021 to xx/xx/2021.
As per the comment dated xx/xx/2024, the borrower xx is deceased on xx/xx/2023.
No comment pertaining to the damage to the subject property has been observed.

xx: xx: xx	The modification agreement was made on xx/xx/2020 between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $452.16 and an interest rate of 3.250% beginning on xx/xx/2020 until the maturity date of xx/xx/2060.

Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: No.   xx: Initial   xx:
Field: xx Amount   xx: xx: $3801.43   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2021   Variance: 1096 xx   Variance %:    Comment: Unavailable.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Original LTV 80.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment string M000000000000000000000.   xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2012   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Term   xx: 427   xx: 428   Variance: -1   Variance %: -0.23364%   Comment: Stated remaining term is 427.   xx: Initial   xx:
Field: xx of xx: xx: xx Variance: xx Variance %: 279.47249% Comment: xx: Initial xx:	2: Acceptable with Warnings	* GSE Points and xx Violations xx "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the xx Document xx		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49845526	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	8.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	574	28.534%	First	Final policy	Not Applicable	Not Applicable	11/xx/2010	$xx	$46,000.00	2.000%	$456.11	11/xx/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx, xx
There is a junior mortgage against the subject property in the amount of $xxich was recorded on xx/xx/2022 in favor of xx, a corporation.
There are two IRS liens against the borrower in favor of the -xx , which were recorded on xx/xx/2011 and xx/xx/2011 in the total amount of $xxe first installment of county taxes for the year of 2024 was paid in the amount of $xxn xx/xx/2024.
The second installment of county taxes for the year of 2024 is due in the amount of $xx/xx/2025.
The first installment of other taxes xx for the year of 2024 was paid in the amount of $xx xx/xx/2024.
The second installment of county taxes xx for the year of 2024 is due in the amount of $xx xx/xx/2025.
No prior year delinquent taxes have been found.	According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The date of last payment received is not available. The interest rate is 4.375% & the P&I is $637.71. The current UPB is $xx and deferred balance is $xx. The deferment document is located at xx.	xx: The current status of the loan is performing.
According to the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
This modification agreement is signed between the borrower and lender with an effective date of xx/xx/2010.
The RFD is unable to be determined.
No repairs and damage have been found.
As per seller tape data, the current occupancy of the subject property is owner occupied.
According to the PACER, ‘xx” xx had filed bankruptcy under chapter 7 with the case # xx on xx/xx/2009.
The review of documents shows that the foreclosure was initiated and the complaint was filed on xx/xx/2014. Further details not found.
As per tape data, the borrower’s income was impacted by covid. The borrower was on a forbearance plan that started from xx/xx/2020 to xx/xx/2021.
xx: The review of documents shows that the foreclosure was initiated and complaint was filed on xx/xx/2014. Further details not found.
xx: According to the PACER, ‘xx” xx had filed bankruptcy under chapter 7 with the case # xx on xx/xx/2009. According to the Schedule D of the voluntary petition dated xx/xx/2009, the amount of the claim without deducting the value of collateral is $xx, and the value of collateral that supports this claim is $xx. Therefore, the unsecured portion is in the amount of $1,378.00. Case discharged on xx/xx/2009 and was terminated xx/xx/2010.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2010 shows the new modified unpaid principal balance is $xx, out of which $xx is the interest-bearing amount and the deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $456.11 with an interest rate of 2.000% starting on xx/xx/2010, which will be changed in 4 steps until the new maturity date of xx/xx/2050. The rate will change in 4 steps, which end with 4.375%.There is no principal forgiven amount.	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx is yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not application   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: Yes   xx: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $-2532.86   Variance %: -5.21885%   Comment: Deferred balance amount is $xx   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment:    xx: Initial   xx:
Field: xx String   xx: M00000000000000110000000   xx: 000000000000000110000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 310 xx: 311 Variance: -1 Variance %: -0.32154% Comment: Stated remaining term is 310 xx: Initial xx:	2: Acceptable with Warnings			* GSE Points and xx Violations xx		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	561
10370657	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	$xx	Unavailable	02/xx/2011	$xx	Not Applicable	1.000%	$240.22	02/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xxin the amount of $xxh xx, N.A. There is a prior mortgage against the subject property in favor of " xx, N.A." in the amount of $xxich was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx. The first installment of county taxes for 2024-2025 was paid in the amount of $xxe second installment of county taxes for 2024-2025 is due on xx/xx/2025 in the amount of $xx86. No prior year's delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $414.72. The current P&I is $414.72 with an interest rate of 5.000%. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $xx.
The loan was modified on xx/xx/2011 with the principal balance of $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

xx: xx: xx	The step modification agreement was made on xx/xx/2011 between the borrower “xx” and lender “xx.”. The new principal balance is $xx with an interest rate of 1.00%, which steps up in 5 steps ending at 5.00%. The borrower promises to pay the monthly P&I of $240.22 beginning from xx/xx/2011, and the maturity is xx/xx/2049.	xxHUD-1 xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not application xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not application   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: Deferred balance amount is not application   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes   xx: Initial   xx:
Field: xx Value   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: xx Value is Unavailable   xx: Initial   xx:
																																																																																				Field: xx LTV xx: Unavailable xx: 2000.000% Variance: Variance %: Comment: xx LTV is Unavailable xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xx Missing xx "Balloon rider is missing from the loan documents" * xx"Appraisal is missing from the loan document. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report xx "Credit report is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * TIL not hand dated xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
69985768	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	8.700%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2014	$xx	$17,632.25	4.375%	$153.83	04/xx/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1989 and was recorded on xx/xx/1990 in the amount of $xxfavor of xx , a xx .
There is an active junior mortgage against the subject property in favor of xx , a xx in the amount of $xxch originated on xx/xx/2006 and recorded on xx/xx/2006 with the instrument | Book/Page# xx.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $153.83 and the interest rate is 4.375% and deferred balance is $xx.	xx: The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $153.83, the interest rate is 4.375%.
The reason for the default is not available in the latest servicing comments.
As per the deferment agreement dated xx/xx/2017, which is located atxx, the deferred amount is $220.04.
The loan was modified on xx/xx/2014.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with case # xx on xx/xx/2010. The borrower was discharged on xx/xx/2010 and terminated on xx/xx/2010.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

xx: xx: According to the PACER, the borrower xx and xx filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2010. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $0.00. The borrower was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The step modification agreement signed between the borrower xx, and lender xx. with an effective date of xx/xx/2014 shows the new modified unpaid principal balance is $xx, out of which $xx is the interest-bearing amount and the deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $110.02 with a modified interest rate of 2.00% starting on xx/xx/2014, which will be changed in 04 steps until the new maturity date of xx/xx/2054. The rate will change in 04 steps, which ends with 4.375% and P&I of $153.83.	xx Notice of xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $-220.04   Variance %: -1.23255%   Comment: xx Amount is $xx   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx LTV xx: 90.000%   xx: 9000.000%   Variance: -8910.000%   Variance %: -8910.00000%   Comment: xx LTV xx is 90.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment HIstory String is M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: T   Variance:    Variance %:    Comment: xx Street is 122 xx: Initial   xx:
Field: xx Term   xx: 350   xx: 217   Variance: 133   Variance %: 61.29032%   Comment: xx Term is 350   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: xx of xxis xx: Initial xx:	2: Acceptable with Warnings			* Cash out purchase xx "The subject loan is a purchase case. The final HUD-1 dated xx/xx/1989 reflects cash to the borrower in the amount of $470.66." * Missing credit report xx "Credit report is missing from the loan documents" * Notice of xx missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	789
33379556	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.250%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	30.941%	First	Final policy	Not Applicable	Not Applicable	07/xx/2023	$xx	Not Applicable	8.250%	$491.23	07/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of $xxfavor of xx , FA,. No active judgments or liens were found. The 1st installment of county taxes for 2024-2025 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2024-2025 is due in the total amount of $xxn xx/xx/2025. No prior year taxes are delinquent.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $491.23, and the interest rate is 8.250%.	xx: The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx.
No evidence has been found regarding damages.
No information has been found regarding BK.
The RFD is not available.
The loan modification agreement was made between the borrower and lender on xx/xx/2023.
The foreclosure was initiated in 2022, and the lis pendens xx was filed on xx/xx/2022 with the case # xx, and the notice of rescission of notice of default xx was filed on xx/xx/2022. Again, foreclosure started in 2023. The lis pendens xx was filed on xx/xx/2023 with the case # xx, and the notice of rescission of notice of default xx was filed on xx/xx/2023. The comment dated xx/xx/2023 shows that the foreclosure file was closed due to MOD. Further details are not available.
Litigation was found for the manufactured home. The comment dated xx/xx/2023 shows that the different decal number on the county valuation report related to the subject property and shows the manufactured home with the decal number sited at the address of xx., rather than the subject property being located at xx. The comment dated xx/xx/2023 shows that the file is in litigation for the manufactured home. Further details not found. Unable to determine whether the litigation is resolved or not.
The comment dated xx/xx/2023 shows that the property is occupied by the owner.

xx: The foreclosure was initiated in 2022, and the lis pendens xx was filed on xx/xx/2022 with the case #xx, and the notice of rescission of notice of default xx was filed on xx/xx/2022. Again, foreclosure started in 2023. The lis pendens xx was filed on xx/xx/2023 with the case #xx and the notice of rescission of notice of default xx was filed on xx/xx/2023. The comment dated xx/xx/2023 shows that the foreclosure file was closed due to MOD. Further details are not available.
xx: xx	The loan modification agreement was made between the borrower and lender on xx/xx/2023. The new modified rate is 8.250%, and the borrower promises to pay the P&I of $491.23, which began on xx/xx/2023. The new principal balance is $xx. The maturity date is xx/xx/2063.	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 6060.000%   Variance:    Variance %:    Comment: xx LTV xx is Unavailable   xx: Initial   xx:
Field: xx String   xx: MM0000000000000000004MMM   xx: 000000000000000000088765   Variance:    Variance %:    Comment: Payment history string is M000000000000000000444M4.   xx: Initial   xx:
Field: xx Street   xx:    xx: N   Variance:    Variance %:    Comment: xx 2   xx: Initial   xx:
Field: S&C xx: xx/xx/2023   xx: xx/xx/2023   Variance: 8 xx   Variance %:    Comment: S&C xx is xx: Initial   xx:
																																																																																				Field: xx Term xx: 461 xx: 443 Variance: 18 Variance %: 4.06320% Comment: xx Term is 461 xx: Initial xx:	4: Unacceptable	* Property is xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			607	Not Applicable
22489193	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.550%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	797	783	37.801%	First	Final policy	Not Applicable	$xx	09/xx/2011	$xx	Not Applicable	4.500%	$1,675.23	09/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of $xxfavor of xx LLC.
There is an active junior mortgage against the subject property in favor of xx LLC in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument/book/page # xx.
The 1st installment of combined taxes for 2024 was paid in the total amount of $xx on xx/xx/2024.
The 2nd installment of combined taxes for 2024 is due in the total amount of $xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,675.23, and the interest rate is 4.500%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $1,675.23, and the interest rate is 4.500%. The UPB is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape, the occupancy of the subject property is owner occupied.
xx: xx: xx	The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2011 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,675.23 with a modified interest rate of 2.000% starting on xx/xx/2011, which will be changed in 04 steps until the new maturity date of xx/xx/2040. The rate will change in 04 steps, which ends with 4.500%. There is no deferred balance and principal forgiven amount.	xx Rider	Field: xx: xx: xx |---| |----| Comment: Current value is N/A. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator is yes.   xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 7640.000%   Variance: -7560.000%   Variance %: -7560.00000%   Comment: Original standard LTV is 80.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term   xx: 181   xx: 164   Variance: 17   Variance %: 10.36585%   Comment: Stated remaining term is 181.   xx: Initial   xx:
Field: xx of xx: xx: xx Variance: xx Variance %: 73.00978% Comment: Total balance of junior lien is $xx. xx: Initial xx:	2: Acceptable with Warnings	* Cash out purchase xx "Subject is purchase case. Final HUD-1 reflects cash to in the amount of $1,075.00."
* xx TILA xx"This loan failed the TILA finance charge test.
The finance charge loan data is $xx and comparison data is $xx and variance is -$xx.

This loan failed the TILA APR test.
The annual percentage rate loan data xx is 6.862% and comparison data is 6.620% and variance is +0.242%."
* GSE Points and xx Violations xx     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* xx Missing xx		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	755
5872389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	574	577	28.800%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2023	$xx	Not Applicable	6.875%	$673.91	10/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx Company.
There are 5 state tax liens found against the borrower in the total amount of $xxed by different plaintiffs, which were recorded on different dates.
There are 02 credit card judgments found against the borrower in favor of xx in the total amount of $xxwhich were recorded on different dates.
The 1st installment of county tax for 2024-2025 is due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,530.85 which was applied for the due date of xx/xx/2024. The current monthly P&I is $673.91 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $xx
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2023, the borrower has been approved for a 3-month trial modification from xx/xx/2023 to xx/xx/2023 in the amount of $xx.
The loan was modified on xx/xx/2023.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2023, the subject property is owner-occupied.
xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2023 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $673.91 with a modified interest rate of 6.875% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063.	xx	Field: xx: xx: xx |---| |----| Comment: Current value is N/A. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx LTV xx: 76.729%   xx: 7670.000%   Variance: -7593.271%   Variance %: -7593.27100%   Comment: Original standard LTV is 76.729%.   xx: Initial   xx:
Field: xx String   xx: 100000000000000M44444444   xx: 100000000000000003333333   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx: 8437 xx Avenue   xx:   Variance:    Variance %:    Comment: Property address street is  xx .   xx: Initial   xx:
																																																																																				Field: xx Term xx: 466 xx: 467 Variance: -1 Variance %: -0.21413% Comment: Stated remaining term is 466. xx: Initial xx:	2: Acceptable with Warnings			* xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			643	596
79146830	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	25.576%	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2012	$xx	Not Applicable	4.500%	$713.76	07/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx . No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $713.76 and the interest rate is 4.500%.	xx: The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $713.76 and the interest rate is 4.500%.
The reason for default is not available in latest servicing comments.
The loan was modified on xx/xx/2012.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.

xx: xx: xx	This modification agreement signed between the borrower xx and lender xx., with an effective date of xx/xx/2012, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $713.76 with a modified interest rate of 4.500% starting on xx/xx/2012 and continuing until the new maturity date of xx/xx/2042.	Appraisal xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 76.803%   xx: 7680.000%   Variance: -7603.197%   Variance %: -7603.19700%   Comment: xx LTVxx is 76.803%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx-Out   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of xx HUD-1 is xx-Out   xx: Initial   xx:
																																																																																				Field: xx Term xx: 210 xx: 132 Variance: 78 Variance %: 59.09090% Comment: xx Term is 155 xx: Initial xx:	4: Unacceptable	* Property is xx		* Appraisal incomplete xx"Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx." * xx Missing xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			819	Not Applicable
57771464	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.155%	First	Final policy	Not Applicable	Not Applicable	09/xx/2003	$xx	Not Applicable	5.750%	$777.34	10/xx/2003	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1997 and was recorded on xx/xx/1997 in the amount of $xxfavor of xx . There is an active junior mortgage against the subject property in favor of xx. in the amount of $xxich originated on xx/xx/2003 and was recorded on xx/xx/2003. There are 04 credit card judgments found against the borrower in the total amount of $xxed by different plaintiffs & recorded on different dates. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $777.34 and interest rate is 5.750%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with the case # xx on xx/xx/2011. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2012.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
xx: xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2011. As per voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2012.	The loan modification agreement signed between the borrower and lender with an effective date of xx/xx/2003 shows the modified principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $777.34 with a modified interest rate of 5.750% starting on xx/xx/2003 and continuing until the new maturity date of xx/xx/2027.	xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx is yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not application   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx LTV xx: 87.919%   xx: 8790.000%   Variance: -8702.081%   Variance %: -8702.08100%   Comment: Original standard LTV xx is 87.919%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M0000000000000000000000000000000   xx: Initial   xx:
Field: xx Street   xx:Terr   xx:   Variance:    Variance %:    Comment: Property address street is   xx: Initial   xx:
Field: xx Term   xx: 29   xx: 27   Variance: 2   Variance %: 7.40740%   Comment: Stated remaining term is 29   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: Total balance of junior lienxx is not applicable xx: Initial xx:	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted xx "The subject loan is ARM transaction and loan program disclosure is missing from the loan file." * MI, FHA or MIC missing and required xx "Mortgage insurance certificate is missing from loan documents." * Missing credit report xx "Credit report is missing from the loan documents." * Settlement date is different from note date xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	700
5812149	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	30.516%	First	Final policy	Not Applicable	$xx	02/xx/2012	$xx	$145,500.00	3.875%	$2,199.51	02/xx/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx. There is an active junior mortgage against the subject property in favor of xx. in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 with instrument # xx. As per the subordination agreement located at xx, dated xx/xx/2007, this active prior mortgage was subordinated to the subject mortgage. The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2024 is due in the total amount of $xxn xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,199.51, and the interest rate is 3.875%. The UPB is $xx and the deferred balance is $xx.	xx: The current status of the loan is performing. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,199.51, and the interest rate is 3.875%. The UPB is $xx and the deferred balance is $xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. The loan was modified on xx/xx/2012. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied.
xx: xx: xx	The step modification agreement made between the borrower xx and lender xx with an effective date of xx/xx/2012 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The modified monthly P&I is $1,678.35 with a modified interest rate of 2.000% starting on xx/xx/2012, which will be changed in 03 steps until the new maturity date of xx/xx/2052. The rate will change in 03 steps which ends with 3.875%.	HUD-1 xx	Field: Borrower #1 xx: xx: J |---| |----| Comment: Borrower middle name xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is not applicable   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: xx   Variance %: 110.52826%   Comment: Deferred balance amount $xx   xx: Initial   xx:
Field: xx of xx: xx/xx/2012   xx: xx/xx/2012   Variance: -151 xx   Variance %:    Comment: Doc date of last modification xx/xx/2012   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: Mod step indicator yes   xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: Original standard LTV 75.00%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string M0000000000000000000000   xx: Initial   xx:
Field: xx Term   xx: 325   xx: 309   Variance: 16   Variance %: 5.17799%   Comment: Stated remaining term 325   xx: Initial   xx:
Field: xx Type   xx: PUD   xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx of xx: xx: xx   Variance: xx   Variance %: 110.61647%   Comment:    xx: Initial   xx:
																																																																																				Field: xx: xx: xx Variance: $0.04 Variance %: 0.00005% Comment: Total forgiven principle amount $xx xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
15764391	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.875%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	31.050%	First	Short Form Policy	Not Applicable	$xx	09/xx/2018	$xx	Not Applicable	4.500%	$1,963.06	09/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of $xxfavor of xx, N.A.
There is an active junior mortgage against the subject property in favor of  xx, NA, in the amount of $xxich originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument | Book/Page # xx. The junior mortgage started foreclosure against the subject property.
There is a hospital lien found against the borrower in favor of xx. in the amount of $xx67, which was recorded on xx/xx/2015.
There are 2 IRS liens found against the borrower in favor of the xx Service in the total amount of $xxwhich were recorded on xx/xx/2016 and xx/xx/2016.
The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.
As per tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $1,963.06, and the rate of interest is 4.50%. The current UPB is $xx.	xx: The current status of the loan is performing.
As per tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $1,963.06, and the rate of interest is 4.50%. The current UPB is $xx.
The RFD is unable to be determined.
No repairs and damage have been found.
No records for bankruptcy have been found.
As per tape data, the subject property is occupied by the owner.
As per seller tape data, the borrower's income is impacted by COVID-19, and a forbearance plan was started on xx/xx/2020, which was ended on xx/xx/2021. Further details not found.
The foreclosure was initiated in this loan in 2018, and the xxwas filed on xx/xx/2018 with the case # xx. The release of xxwas entered on xx/xx/2018. Further details not found.
The loan was modified on xx/xx/2018.
xx: The foreclosure was initiated in this loan in 2018, and the xxwas filed on xx/xx/2018 with the case # xx. The release of xxwas entered on xx/xx/2018. Further details not found.
xx: xx	This modification agreement signed between the borrower xx, xx, and lender xx, NA, with an effective date of xx/xx/2018 shows the new modified unpaid principal balance amount is $xx. The borrower agreed to pay the modified monthly P&I of $1,963.06 with a modified interest rate of 4.50% starting on xx/xx/2018 and continuing until the new maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount.	xxNotice of xx	Field: xx Name xx: Paul xx: ANNETTE |---| |----| Comment: As per note. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 72.000%   xx: 7200.000%   Variance: -7128.000%   Variance %: -7128.00000%   Comment: LTV ratio percent is 72.000%.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash out-other.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash-out.   xx: Initial   xx:
Field: S&C xx: xx/xx/2018   xx: xx/xx/2018   Variance: 59 xx   Variance %:    Comment: NANA.   xx: Initial   xx:
Field: xx Term   xx: 404   xx: 406   Variance: -2   Variance %: -0.49261%   Comment: Stated remaining term is 404.   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: xx Variance %: 190.05283% Comment: NA. xx: Initial xx:	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted xx "Loan program disclosure is missing from the loan documents." * Notice of xx missing or unexecuted xx "Notice of servicing transfer disclosure is missing from the loan documents." * TIL not hand dated xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
83201218	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	767	799	12.760%	First	Final policy	Not Applicable	Not Applicable	02/xx/2022	$xx	$47,250.78	3.375%	$1,025.81	02/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx as nominee for xx No active liens and judgments have been found. The 1st installment of county taxes for 2024/2025 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $1,025.81, and the interest rate is 3.375%. The UPB is $xx. As per tape data, the deferred amount is $xx, and the loan was modified on xx/xx/2022 with a deferment amount of $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape, the current P&I is $1,025.81, and the interest rate is 3.375%. The UPB is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2022.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per tape data, the borrower’s income is impacted by Covid 19 and the forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
xx: xx: xx	This modification agreement signed between the borrower xx and xx and lender xx xx, N.A. with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is $xx, out of which $xx is an interest-bearing amount and the deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $1,025.81 with a modified interest rate of 3.375% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no principal forgiven amount.	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: $-0.01   Variance %: -0.00002%   Comment: xx Amount is $xx   xx: Initial   xx:
Field: xx: xx: xx/xx/2020   Variance:    Variance %:    Comment: Forbearance plan start date is xx: Initial   xx:
Field: xx LTV xx: 75.000%   xx: 7500.000%   Variance: -7425.000%   Variance %: -7425.00000%   Comment: xx LTVxx is 75.000%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M0000000000000000000000   xx: Initial   xx:
Field: xx Street   xx:    xx:   Variance:    Variance %:    Comment: As per note.   xx: Initial   xx:
Field: xx Term   xx: 445   xx: 447   Variance: -2   Variance %: -0.44742%   Comment: xx Term is 445   xx: Initial   xx:
Field: xx Type   xx: xx Condo xx: xx Condo xx   Variance:    Variance %:    Comment: xx Type is xx Condo xx: Initial   xx:
																																																																																				Field: xx Agreement in file? xx: No xx: Yes Variance: Variance %: Comment: xx Agreement in File is No xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* Cash out purchase xx "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2007 reflects cash to the borrower in the amount of $425.83." * Missing or error on the xx Document xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	734
3470237	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	24.485%	First	Final policy	Not Applicable	Not Applicable	12/xx/2012	$xx	Not Applicable	3.350%	$472.94	01/xx/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of $xxfavor of xx. No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $482.37 with an interest rate of 3.490%. The current UPB reflected as per the payment history tape data is $xx and the deferred balance is $9,011.71.	xx: As per the review of the servicing comments, the current status of the loan is performing.
  According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx, and the deferred balance is $9,011.71.
As per the deferment document located at "xx," the lender deferred the total 11 payments in total amount of $9,011.71.
The loan was modified on xx/xx/2012 with a principal balance of $xx.
  As per the seller’s tape, the borrower’s income was impacted by COVID-19. The borrower was on the COVID-19 FB plan that was started on xx/xx/2020 and ended on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
xx: xx: xx	The step modification agreement signed between the borrower, xx, and lender, xx., with an effective date of xx/xx/2012, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $472.94 with a rate of interest of 3.350% and a modified payment on xx/xx/2013, which will be changed in 02 steps until the new maturity date of xx/xx/2052. The rate will change in 02 steps, which ends with 3.49%. There is no deferred balance and principal forgiven amount.	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Amount   xx: xx: $9011.71   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx LTV xx: 77.778%   xx: 7780.000%   Variance: -7702.222%   Variance %: -7702.22200%   Comment:    xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx:    xx:    Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2012   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Term   xx: 336   xx: 326   Variance: 10   Variance %: 3.06748%   Comment:    xx: Initial   xx:
Field: xx Type xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings	* xx TILA xx"Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$166.31. Reason for Finance charge under disclosure is unknown as the xx is missing.

TILA xxTest due to finance charge disclosed on Final TIL as $xx Calculated finance charge is $xx for an under disclosed amount of -$131.31. Reason for Finance charge under disclosure is unknown as the xx is missing."
* Property is xx"The home is affixed to the land. As per the appraisal report located at "xx," the subject property is a manufactured home. xx 7 endorsement is attached to the final title policy at "xx."."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			558	Not Applicable
67661985	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.470%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	13.994%	First	Final policy	Not Applicable	Not Applicable	05/xx/2011	$xx	Not Applicable	2.625%	$2,175.45	06/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of $xxfavor of “xx , F.A.” There is an active junior mortgage against the subject property in favor of “xx ” in the amount of $xxch was originated on xx/xx/2007 and recorded on xx/xx/2007. The annual county taxes for 2024 were paid in the amount of $xx/xx/2024. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $2,175.45 and rate of interest is 2.625%. The UPB is $xx and deferred balance is $xx. The deferment agreements are located at xx”.	xx: The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $2,175.45 and rate of interest is 2.625%. The UPB is $xx and deferred balance is $xx.
The loan was modified on xx/xx/2011 with new principal balance of $xx.
As per seller’s tape data the borrower’s income was impacted by Covid-19. The servicer provided FB plan that started from xx/xx/2020 till xx/xx/2021. Further details not provided.
As per comment dated xx/xx/2024, the RFD is curtailment of income.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding damage.
As per seller’s tape data the foreclosure was initiated on 2010. The complaint was filed on xx/xx/2010. As per UT dated xx/xx/2025, the NOD was filed on xx/xx/2010 which was recorded on xx/xx/2010. The recession of NOD was filed on xx/xx/2011 which was recorded on xx/xx/2011. Further details not recorded.
xx: As per seller’s tape data the foreclosure was initiated on 2010. The complaint was filed on xx/xx/2010. As per UT dated xx/xx/2025, the NOD was filed on xx/xx/2010 which was recorded on xx/xx/2010. The recession of NOD was filed on xx/xx/2011 which was recorded on xx/xx/2011. Further details not recorded.
xx: xx	The loan was modified on xx/xx/2011 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $2,175.45 with the new fixed interest rate of 2.625% beginning from xx/xx/2011 to the new maturity date of xx/xx/2051. The lender agreed to forgive $xx.	Missing or error on the xxRider	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: Deferred balance amount is not application   xx: Initial   xx:
Field: xx LTV xx: 72.348%   xx: 7230.000%   Variance: -7157.652%   Variance %: -7157.65200%   Comment: Original standard LTV xx is 72.348%   xx: Initial   xx:
Field: xx Rate   xx: 1.47000%   xx: 1.47500%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original stated rate is 1.47000%   xx: Initial   xx:
Field: xx String   xx: M00000010000000000000000   xx: 000000010000000000000000   Variance:    Variance %:    Comment: Payment history string is M00000000100000000000000000   xx: Initial   xx:
Field: xx Street   xx: 10328 SE xx: 10328 SE REGINA CT   Variance:    Variance %:    Comment: Property address street is 10328 SE xx: Initial   xx:
																																																																																				Field: xx Term xx: 317 xx: 296 Variance: 21 Variance %: 7.09459% Comment: Stated remaining term is 317 xx: Initial xx:	2: Acceptable with Warnings			* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Missing xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			815	779
6058526	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.875%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	717	24.208%	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2019	$xx	Not Applicable	4.750%	$2,818.38	04/xx/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx , FA.
There is an active junior mortgage against the subject property in favor of xx , A xx, in the amount of $xxich originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument | Book/Page# xx.
There are two notices of assessment xx against the subject property in favor of the xx, which were recorded on xx/xx/2017 and xx/xx/2017 for the total amount of contract payment $xx for 25 years, which started in 2018 and ends in the year 2043.
The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $2,818.38 with an interest rate of 4.750%. The current UPB reflected as per the payment history tape data is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx. The loan was modified on xx/xx/2019 with principal balance of $xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. xx: xx: xx	This modification agreement signed between the borrowers xx	HUD-1 xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 53.103%   xx: 5310.000%   Variance: -5256.897%   Variance %: -5256.89700%   Comment: xx LTV xx is 53.103%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: 10424 xx: 10424 CHEVIOT DR   Variance:    Variance %:    Comment: xx Street is 10424 xx: Initial   xx:
Field: xx Term   xx: 411   xx: 413   Variance: -2   Variance %: -0.48426%   Comment: xx Term is 411   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: Variance %: Comment: xx of xxis xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	667
23680399	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.875%	480	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	676	Not Applicable	34.283%	First	Final policy	Not Applicable	$xx	02/xx/2012	$xx	Not Applicable	4.120%	$844.58	03/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 with the lender xx , FA in the amount of $xxich was recorded on xx/xx/2006 with instrument # xx.
There is a junior mortgage against the subject property in favor of xx , FA,, in the amount of $xxiginated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx.
The first and second installments of county taxes for the year 2023/2024 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $xxThe first installment of county taxes for the year 2024/2025 is due on xx/xx/2025 in the amount of $xx09.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $844.58 with an interest rate of 4.120%. The current UPB reflected as per payment history is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $xx.
Unable to determine the RFD.
The loan was modified on xx/xx/2012.
As per the tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
The foreclosure was initiated in 2009. As per the lis pendens located at “xx,” the foreclosure complaint was filed on xx/xx/2009. No further details are provided.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
xx: The foreclosure was initiated in 2009. As per the lis pendens located at “xx” the foreclosure complaint was filed on xx/xx/2009. No further details are provided.
xx: xx	The modification agreement was signed between the borrower, xx, and lender xx xx, N.A., with an effective date of xx/xx/2012. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $844.58 with an interest rate of 4.120% beginning from xx/xx/2012 until the maturity date of xx/xx/2049. The lender has agreed to forgive the amount of $xx. The interest-bearing balance is $xx.	xx Rider	Field: xx: xx: xx |---| |----| Comment: NA. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx LTV xx: 72.126%   xx: 7210.000%   Variance: -7137.874%   Variance %: -7137.87400%   Comment: As per calculation.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: S&C xx: xx/xx/2009   xx: xx/xx/2009   Variance: 15 xx   Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Term   xx: 295   xx: 273   Variance: 22   Variance %: 8.05860%   Comment: NA.   xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: xx Variance %: 172.33018% Comment: As per documents. xx: Initial xx:	2: Acceptable with Warnings			* xx Missing xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	Not Applicable
56131982	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	Unavailable	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	10.400%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	$xx	Not Applicable	02/xx/2022	$xx	Not Applicable	2.250%	$932.68	02/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xxfavor of xx ,.
There is a prior mortgage in the amount of $xxfavor of xx , FA,, which was recorded on xx/xx/2006.
There are 12 IRS liens found against the subject borrower in the total amount of $xxed by the xx, which were recorded on different dates.
There is an IRS lien found against the subject borrower in the total amount of $xxich was recorded on xx/xx/2016. The lien amount is greater than the loan amount of $xxThere are 3 IRS liens found against xx in the total amount of $xxed by xx, which were recorded on different dates. SSNs provided on these documents are inconsistent with BWR’s SSN.
There is a credit card judgment found against the borrower in favor of xx. in the amount of $xxich was recorded on xx/xx/2017.
1st installment county taxes for 2024 were paid in the total amount of $xxe 2nd installment of county taxes for 2024 is due in the total amount of $xxxx/xx/2025.
No prior year delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $932.68 and interest rate is 2.25%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx.
The reason for the default is not available.
The loan was modified on xx/xx/2022.
As per the foreclosure document located at xx, the foreclosure was initiated in 2019, and the complaint was filed on xx/xx/2019 with the case #xx As per the notice of trustee’s sale document located at xx, the sale is scheduled for xx/xx/2021. The lis pendens has been cancelled on the xx/xx/2022 document located at Ln#xx Page#xx.
The borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2017. The bankruptcy was dismissed on xx/xx/2017 and terminated on xx/xx/2017.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
xx: As per the foreclosure document located at xx, the foreclosure was initiated in 2019, and the complaint was filed on xx/xx/2019 with the case # xx. As per the notice of trustee’s sale document located at xx, the sale is scheduled for xx/xx/2021. The lis pendens and notice of sale have been cancelled on the xx/xx/2022 document located at x.
xx: According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2017. Voluntary petition filed on xx/xx/2017, and scheduled D is not available. The bankruptcy was dismissed on xx/xx/2017 and terminated on xx/xx/2017.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2022 shows the modified principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $932.68 with a modified interest rate of 2.25% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value Date is not applicable   xx: Initial   xx:
Field: HELOC xx: 10   xx: 120   Variance: -110   Variance %: -91.66666%   Comment: HELOC xx 10   xx: Initial   xx:
Field: xx: xx/xx/2006   xx: xx/xx/2006   Variance: -5 xx   Variance %:    Comment: xx/xx/2006   xx: Initial   xx:
Field: xx LTV xx: 79.000%   xx: 1250.000%   Variance: -1171.000%   Variance %: -1171.00000%   Comment: Original standard LTV is unavailable.   xx: Initial   xx:
Field: xx P&I   xx: Unavailable   xx: $0.00   Variance:    Variance %:    Comment: xx P&I is not Applicable   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String M00000000000000000000000   xx: Initial   xx:
Field: S&C xx: xx/xx/2019   xx: xx/xx/2019   Variance: 74 xx   Variance %:    Comment: S&C xx/xx/2019   xx: Initial   xx:
Field: xx Term   xx: 445   xx: 446   Variance: -1   Variance %: -0.22421%   Comment: Stated remaining term 445   xx: Initial   xx:
																																																																																				Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property type is PUD. xx: Initial xx:	2: Acceptable with Warnings			* xx"Borrower billing rights is missing from the loan documents." * Missing HELOC Disclosures xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
76538930	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 with the lender xx as nominee for xx, N.A., for the amount of $xx
No active liens or judgments have been found against the borrower or subject property.
The annual county, school, and other taxes for 2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $365.44 and the interest rate is 7.375%.
Tape shows the deferred balance is $730.88.
As per the deferral located at “xx,” the deferred balance is $730.88.	xx: The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for default is servicing problem.
As per the seller’s tape data and comment dated xx/xx/2023, the covid-19 forbearance plan was approved from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023 with the modified P&I is $365.44.
No comment pertaining to the damage to the subject property has been observed.

xx: xx: xx	This is a conventional fixed-rate mortgage with a P&I of $433.06, an interest rate of 7.375% and a maturity date of xx/xx/2031. The P&I as per payment history is $365.44 and the interest rate is 7.375%. There is a difference in P&I with respect to note data. As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023 with the modified P&I is $365.44. The modification agreement is missing from the loan file.

xx in xx. HUD-1 xx Missing or error on the xxRight of Rescission	Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Currently in Foreclosure?   xx: No   xx: Yes   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Amount   xx: Unavailable   xx: $730.88   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx of xx: Unavailable   xx: xx/xx/2013   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Indicator   xx: Unavailable   xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 92.206%   xx: 9220.000%   Variance: -9127.794%   Variance %: -9127.79400%   Comment: NA   xx: Initial   xx:
Field: xx String   xx: M00000000000000222121011   xx: 000000000000000222121011   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Street   xx: 15923 Pfeifer   xx: 15923 PFEIFER DR   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: S&C xx: xx: xx/xx/2019   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: Unavailable   xx: xx/xx/2053   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Term   xx: 80   xx: 309   Variance: -229   Variance %: -74.11003%   Comment: NA   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Property is PUD. xx: Initial xx:	3: Curable	* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from loan documents."
* xx"Appraisal report is missing from loan documents."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93189555	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 with the lender xx as nominee for xx, N.A. in the amount of $xxich was recorded on xx/xx/2004. No active judgments or liens have been found. The first and second installments of county taxes for 2024 are due on xx/xx/2025 and xx/xx/2025 in the total amount of $xxThe first and second installments of county taxes for 2023 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $xxNo prior year’s delinquent taxes have been found.	As per the review of tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $305.98 with an interest rate of 6.75%. The current UPB is $xx.	xx: The current status of loan is performing.
As per the review of tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
CCs do not show damages.
According to the PACER report, the borrowers, “xx, had filed for bankruptcy under Chapter 7 with case # xx on xx/xx/2010. The BK case was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per tape data, the subject property is occupied by the borrower.
No information has been found regarding foreclosure.

xx: xx: According to the PACER report, the borrowers, “xx, had filed for bankruptcy under Chapter 7 with case # xx on xx/xx/2010. As per Schedule D of the voluntary petition dated xx/xx/2010, the amount of the claim is $xx, and the value of collateral is $xx, with an unsecured amount of $0.00. The reaffirmation agreement was filed on xx/xx/2010. The BK case was discharged on xx/xx/2010 and terminated on xx/xx/2010.	xx	xx in xx. HUD-1 xx Missing or error on the xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy is yes. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is N/A.   xx: Initial   xx:
Field: xx Indicator   xx: xx: No   Variance:    Variance %:    Comment: Mod step indicator is N/A.   xx: Initial   xx:
Field: xx Value   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: Original appraised value is U/A.   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 7500.000%   Variance:    Variance %:    Comment: Original standard LTV is U/A.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: M000000000000000000000.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 116 xx: 99 Variance: 17 Variance %: 17.17171% Comment: Stated remaining term is 116. xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from the loan documents." * xx"Appraisal report is missing from the loan documents." * Missing or error on the xx Document xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	769
21965338	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$165.10	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2019	$xx	Not Applicable	4.625%	$124.80	01/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 with the lender xx as nominee for xx, N.A. in the amount of $xxich was recorded on xx/xx/2004 in xx. There is a junior mortgage against the subject property that originated on xx/xx/2004 in favor of "xx, in the amount of $xxich was recorded on xx/xx/2004 in xx. Annual combined taxes for the year 2024 are delinquent in the amount of $xxich is good through xx/xx/2025. Water sewer taxes for 2024 are delinquent in the amount of $xx	As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $124.80 with an interest rate of 4.625%. The current UPB reflected as per tape data is $xx.	xx: According to servicing comments, the current status of the loan is performing.
As per the tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per tape data is $xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
																																																																																	xx: xx: xx	The modification agreement was signed between the borrower, xx, and lender xx xx., with an effective date of xx/xx/2019. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $124.80 with an interest rate of 4.625% beginning from xx/xx/2019 until the maturity date of xx/xx/2058.	xx in xx. HUD-1 xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is not applicable xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: Current value date is not applicable. xx: Initial xx: Field: xx LTV xx: Unavailable xx: 5460.000% Variance: Variance %: Comment: xx LTVxx is Unavailable xx: Initial xx: Field: xx String xx: M00000000000000000000000 xx: 000000000000000000000000 Variance: Variance %: Comment: xx String is M00000000000000000000 xx: Initial xx: Field: xx Term xx: 408 xx: 407 Variance: 1 Variance %: 0.24570% Comment: xx term is 408 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final truth in lending is missing from the loan document." * xx"Appraisal is missing from the loan document." * Missing or error on the xx Document xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			636	Not Applicable
38004125	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.740%	360	xx	xx	HELOC	Revolving	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	$xx	Not Applicable	05/xx/2022	$xx	$40,184.26	1.000%	$406.33	05/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xxfavor of xx , FA.
There is an active prior mortgage against the subject property in favor of xx , FA., in the amount of $xxich originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument | Book/Page # xx.
There is an active junior mortgage against the subject property in favor of xx, , in the amount of $xxich originated on xx/xx/2022 and was recorded on xx/xx/2022 with the instrument | Book/Page # xx.
The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $406.33, and the interest rate is 1.000%. The UPB is $xx. As per tape data, the deferred amount is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape, the current P&I is $406.33, and the interest rate is 1.000%. The UPB is $xx.
The reason for the default is not available.
The loan was modified on xx/xx/2022.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per tape data, the borrower’s income has been impacted due to the Covid-19 pandemic. The forbearance plan began on xx/xx/2020 and ended on xx/xx/2020.
xx: xx: xx	This modification agreement signed between the borrower xx and lender xx xx, N.A. with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is $xx, out of which $xx is the interest-bearing amount and the deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $406.33 with a modified interest rate of 1.00% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no principal forgiven amount.	Missing or error on the xxRight of Rescission	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: Current value date is not applicable   xx: Initial   xx:
Field: xx: xx: xx/xx/2020   Variance:    Variance %:    Comment: Forbearance plan start date is not applicable   xx: Initial   xx:
Field: HELOC xx: 10   xx: 120   Variance: -110   Variance %: -91.66666%   Comment: HELOC draw period xx is 10   xx: Initial   xx:
Field: xx LTV xx: 79.487%   xx: 3550.000%   Variance: -3470.513%   Variance %: -3470.51300%   Comment:    xx: Initial   xx:
Field: xx P&I   xx: Unavailable   xx: $0.00   Variance:    Variance %:    Comment: Original stated P&I is unavailable   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is M00000000000000000000000   xx: Initial   xx:
																																																																																				Field: xx Term xx: 448 xx: 447 Variance: 1 Variance %: 0.22371% Comment: Stated remaining term is 448. xx: Initial xx:	2: Acceptable with Warnings			* xx"Appraisal report is missing from the loan documents. xx search shows an estimated value of $xxx. Current UPB $xxx." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Right of Rescission missing or unexecuted xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
67168999	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	Unavailable	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.750%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	717	25.257%	First	Final policy	Not Applicable	$xx	11/xx/2010	$xx	$236,300.00	2.000%	$1,116.62	11/xx/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with the lender xx as nominee for xx , Inc., for the amount of $xx
There is a prior mortgage against the subject property that was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxh the lender “xx .” The prior mortgage has been subordinated to the subject mortgage and the subordination agreement is located at “xx.”
There are two notices of reassessment liens found against the subject property in favor of the xx recorded on xx/xx/2016 and xx/xx/2016. The amount of the lien is not mentioned on the supporting document.
There is a child support lien against the borrower "xx" in favor of xx, recorded on xx/xx/2020. The SSN is inconsistent on the supporting document.
The first installment of county taxes for 2024 was paid in the amount of $xxe second installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025.
The sewer charges are due in the amount of $xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $1,561.20 and the interest rate is 4.375%. Tape shows the deferred balance is $4,683.60. As per the deferral agreement located “xx,” the deferred balance is $4,683.60.	xx: The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx.
The loan has been modified on xx/xx/2010.
As per the notice of default located at “xx,” the complaint was filed on xx/xx/2009, and foreclosure was canceled on xx/xx/2009. As per the notice of default located at “xx,’ the foreclosure was re-initiated and the complaint was filed on xx/xx/2009. The sale was scheduled for xx/xx/2010. As per the notice of recession recorded on xx/xx/2010, the foreclosure was canceled on xx/xx/2010.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
As per the seller’s tape, the borrower’s income was impacted by Covid-19, and the Covid-19 forbearance plan was approved from xx/xx/2020 to xx/xx/2020.
No comment pertaining to the damage to the subject property has been observed.

xx: As per the notice of default located at “xx,” the complaint was filed on xx/xx/2009, and foreclosure was canceled on xx/xx/2009. As per the notice of default located at “xx,’ the foreclosure was re-initiated and the complaint was filed on xx/xx/2009. The sale was scheduled for xx/xx/2010. As per the notice of recession recorded on xx/xx/2010, the foreclosure was canceled on xx/xx/2010.
xx: xx	The modification agreement was made on xx/xx/2010 between the borrower, “xx,” and the lender, “xx LLC.” As per the modified terms, the new principal balance is $xx. The interest-bearing amount is $xx, and the deferred balance is $xx. The deferred balance has been reduced. There are 4 steps of modification. The borrower agreed to pay the P&I of $1,116.62 and an interest rate of 2.000% beginning on xx/xx/2010 until the maturity date of xx/xx/2050.	HUD-1 xxMissing or error on the xx	Field: xx: xx: xx |---| |----| Comment: N.A. xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: N.A.   xx: Initial   xx:
Field: xx Amount   xx: xx: $4683.60   Variance: xx   Variance %: 4945.26432%   Comment:    xx: Initial   xx:
Field: xx of xx: xx/xx/2010   xx: xx/xx/2012   Variance: -608 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 2.84810%   Comment: As per appraisal report.   xx: Initial   xx:
Field: xx LTV xx: 77.785%   xx: 8000.000%   Variance: -7922.215%   Variance %: -7922.21500%   Comment: As per calculation.   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: S&C xx: xx/xx/2009   xx: xx/xx/2009   Variance: 54 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xx Term   xx: 310   xx: 270   Variance: 40   Variance %: 14.81481%   Comment:    xx: Initial   xx:
																																																																																				Field: xx of xx: xx: xx Variance: xx Variance %: 190.55534% Comment: xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Loan program disclosure missing or unexecuted xx "ARM loan program disclosure is missing from the loan documents." * Missing or error on the xx Document xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	720
82383591	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	Unavailable	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	1.250%	480	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	20.433%	First	Final policy	Not Applicable	Not Applicable	07/xx/2018	$xx	$6,533.36	3.625%	$521.53	08/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx as nominee forxx, for the amount of $xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of $xxThe second installment of county taxes for 2024 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $521.53 and the interest rate is 3.625%. Tape shows the deferred balance is $xx. As per the deferral agreement located at “xx,” the deferred balance is $7,833.33.	xx: The loan is currently performing. According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx. The loan was modified on xx/xx/2018. According to the updated title report dated xx/xx/2025, the foreclosure was initiated, and the multiple times the notice of trustee’s sale was recorded and cancelled subsequently. The last notice of trustee’s sale was recorded on xx/xx/2012. The sale was scheduled for xx/xx/2012. The sale was cancelled on xx/xx/2012. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The forbearance plan was approved from xx/xx/2022 to xx/xx/2023. As per the comment dated xx/xx/2023, the Covid-19 deferral balance is $7,833.33. No comment pertaining to the damage to the subject property has been observed.
xx: According to the updated title report dated xx/xx/2025, the foreclosure was initiated, and the multiple times the notice of trustee’s sale was recorded and cancelled subsequently. The last notice of trustee’s sale was recorded on xx/xx/2012. The sale was scheduled for xx/xx/2012. The sale was cancelled on xx/xx/2012.

xx: xx	The recast agreement was made on xx/xx/2018 between the borrowers, “xx and xx,” and the lender, “xx xx, N.A.” As per the modified terms, the new principal balance is $xx. The interest-bearing amount is $xx, and the deferred balance is $6,533.36. The borrower agreed to pay the P&I of $521.53 and an interest rate of 3.625% beginning on xx/xx/2018 until the maturity date of xx/xx/2052.

xxMissing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Amount   xx: $6533.36   xx: xx   Variance: $-7833.33   Variance %: -54.52425%   Comment:    xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Collateral value used for underwriting: $xx, amount of secondary lienxx: $0.00, loan amount: $xx, LTV: 80.000%, current UPB is $xx, with a current CLTV of 80.000%.   xx: Initial   xx:
Field: xx String   xx: M0000000000000MMMMMMMMMM   xx: 000000000000000999876543   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Street   xx: 9349 East 33Rd Street   xx: 9349E 33RD ST   Variance:    Variance %:    Comment: As per note property address street is 9349 East 33Rd Street.   xx: Initial   xx:
																																																																																				Field: S&C xx: Unavailable xx: xx/xx/2010 Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted xx "The subject loan is ARM transaction and loan program disclosure is missing from the loan documents." * Missing or error on the xx Document xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77536008	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	11/xx/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,397.50	Unavailable	7.875%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	Unavailable	First	Final policy	Not Applicable	$xx	03/xx/2014	$xx	$171,584.35	2.000%	$724.69	03/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 with the lender xx as nominee for xx in the amount of $xxich was recorded on xx/xx/2007.
There is one child support lien against the borrower in favor of the County of xx, which was recorded on xx/xx/2018.
There is one code enforcement lien against the subject property in favor of the xx in the amount of $xxich was recorded on xx/xx/2009.
The first installment of county taxes for the year of 2024 has been paid in the amount of $xx and the second installment taxes are due in the amount of $xxich was due on4/xx/2025.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month with the loan and the next due date is xx/xx/2024. Last payment was received on xx/xx/2024 in the amount of $1287.72 which was applied on xx/xx/2024. Current P&I is $1013.22 and the interest rate of 4.375%. The new UPB is reflected in the amount of $xx.	xx: The loan's present status is collection.
As per the payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month with the loan, and the next due date is xx/xx/2024. The new UPB is reflected in the amount of $xx.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
The foreclosure was initiated multiple times in the loan. The latest lis pendens is located at xx was filed on xx/xx/2023. The notice of sale located at xx was filed on xx/xx/2023. The lis pendens was canceled on xx/xx/2023, located at xx. No further details have been found.
As per the comment dated xx/xx/2023, the borrower had deceased.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2014.
As per the comment dated xx/xx/2022, the subject property had damage on xx/xx/2022 due to wind. The check was on xx/xx/2022 from xx in the amount of $xx. No comments have been found for repairs completion.
As per the tape data, the borrower’s income was impacted by covid-19. The covid-19 forbearance starts on xx/xx/2022 and ends on xx/xx/2022. No further details have been found.
No evidence has been found for bankruptcy.
xx: The foreclosure was initiated multiple times in the loan. The latest lis pendens is located at xx was filed on xx/xx/2023. The notice of sale located at xx was filed on xx/xx/2023. The lis pendens was canceled on xx/xx/2023, located at xx. No further details have been found.
xx: xx	The step modification agreement was made between the borrower and lender on xx/xx/2014, and the new principal balance is $xx. The modified monthly P&I is $724.69 with a modified interest rate of 2.000% starting on xx/xx/2024, which will be changed in 4 steps until the new maturity date of xx/xx/2054. The rate will change in 04 steps, which ends with 2.000%. The deferred balance is $xx, and the interest-bearing amount is $xx. As per the modification agreement and the document dated xx/xx/2014 located at xx	xx HUD-1 xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance: xx   Variance %: 449.03337%   Comment:    xx: Initial   xx:
Field: xx of xx: xx/xx/2014   xx: xx/xx/2014   Variance: -156 xx   Variance %:    Comment:    xx: Initial   xx:
Field: xx Period?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx LTV xx: 80.000%   xx: 8000.000%   Variance: -7920.000%   Variance %: -7920.00000%   Comment: Collateral value used for underwriting: $xx, amount of secondary lienxx: $xx , loan amount: $xx, LTV: 80.000%, current UPB is $xx, with a current CLTV of 90.000%.   xx: Initial   xx:
Field: xx P&I   xx: Unavailable   xx: $1397.50   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx String   xx: 100000000000004444444444   xx: 100000000000009999999998   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: S&C xx: xx/xx/2023 xx: xx/xx/2023 Variance: 44 xx Variance %: Comment: xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,088.87	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80591136	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.990%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	$xx	Unavailable	06/xx/2019	$xx	Not Applicable	2.250%	$810.69	06/xx/2019	Financial Hardship	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx/xx/2007, which was recorded on xx/xx/2007 with instrument # xx in the amount of $xxfavor of xx , a xx.
No active judgments or liens were found.
There is one prior mortgage open against the property in the amount of $xxich was recorded on xx/xx/2007 in favor of xx , FA.
The first installment of county taxes for 2024/2025 is paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the total amount of $xxn xx/xx/2025.
																																																																															No prior year’s delinquent taxes have been found.	According to the seller tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is $xx. The current P&I is $938.26 and the interest rate is 3.250%.	xx: Currently, the loan is performing. According to the seller tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is $xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. The RFD is not available. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. xx: xx: xx	The loan was modified on xx/xx/2019 with the 4-step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $810.69 with the new initial step interest rate of 2.250% beginning on xx/xx/2019, and the new maturity date is xx/xx/2059.		Field: xx P&I xx: Unavailable xx: $0.00 |---| |----| Comment: xx: Initial xx:	2: Acceptable with Warnings			* xx"Borrower billing rights xx is missing from the loan documents." * Missing HELOC Disclosures xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	667
92856486	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	582	Not Applicable	39.596%	First	Final policy	Not Applicable	Not Applicable	09/xx/2017	$xx	Not Applicable	4.375%	$178.68	09/xx/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1996 and was recorded on xx/xx/1996 in the amount of $xxfavor of xx,.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024.
The water charges have been delinquent in the amount of $xxch were due on xx/xx/2025.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $178.68 and interest rate is 4.375%. The UPB is $xx.	xx: The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
The reason for default is not available.
The loan was modified on xx/xx/2017.
The foreclosure was initiated in 2013 with the loan. As per the notice of trustee’s sale located at “xx”, the sale was scheduled on xx/xx/2013. The foreclosure was placed on hold as borrower filed for bankruptcy under chapter 7 on xx/xx/2013 with case# xx and the bankruptcy was discharged on xx/xx/2017.
The borrower filed for bankruptcy under 13 with the case #xx on xx/xx/2019. The bankruptcy was discharged on xx/xx/2024.
As per tape data, the subject property is owner occupied.
No information has been found related to damage or repairs.
xx: The foreclosure was initiated in 2013 with the loan. As per the notice of trustee’s sale located at “xx”, the sale was scheduled on xx/xx/2013. The foreclosure was placed on hold as borrower filed for bankruptcy under chapter 7 on xx/xx/2013 with case# xx and the bankruptcy was discharged on xx/xx/2017.
xx: According to the PACER, the borrower xx Bradford filed for bankruptcy under 13 with the case #xx on xx/xx/2019. As per voluntary petition schedule D xx, the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The POC xx was filed by the creditor JPMorgan xxon xx/xx/2019 for the secured claim amount of $xx and the amount of arrearage is $6,059.10. The approved chapter 13 xx plan was filed on xx/xx/2019, and confirmed on xx/xx/2019. The debtor promises to pay $1,635.00 for 6 months and in the amount of $1,735.00 for 54 months. Pre-petition arrearage in the amount of $4,993.82 and post-petition arrearage in the amount of $1,065.28 paid through plan. The bankruptcy was discharged on xx/xx/2024.	This modification agreement signed between the borrower Salena T Bedford and lender xx xx NA with an effective date of xx/xx/2017 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $178.68 with a modified interest rate of 4.375% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2057. There is no deferred balance and principal forgiven amount.	xxNotice of xx	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx LTV xx: 79.964%   xx: 8000.000%   Variance: -7920.036%   Variance %: -7920.03600%   Comment: As per calculation.   xx: Initial   xx:
Field: xx String   xx: M00000000000000010000010   xx: 000000000000000010000010   Variance:    Variance %:    Comment: M00000000000000010000010   xx: Initial   xx:
Field: xx Street   xx: 10018 xx Drive   xx: 10018 DEERE HOLLOW DR   Variance:    Variance %:    Comment: Property address street is 10018 xx Drive.   xx: Initial   xx:
Field: S&C xx: Unavailable xx: xx/xx/2018 Variance: Variance %: Comment: Unavailable. xx: Initial xx:	2: Acceptable with Warnings	* GSE Points and xx Violations xx "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Notice of xx missing or unexecuted xx		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74446471	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.565%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	$xx	Unavailable	09/xx/2012	$xx	Not Applicable	1.000%	$87.75	10/xx/2012	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 in favor of xx , FA,, for the amount of $xxwhich was recorded on xx/xx/2006 with Instr. # xx.
There is one prior mortgage against the subject property that was originated on xx/xx/2006 in favor of xx , FA, for the amount of $xxwhich was recorded on xx/xx/2006 with instr# xx.
The first and second installments of county taxes for 2023/2024 were paid in the total amount of $xxThe first installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $129.52 and the current rate of interest is 4.120%. The current UPB reflected as per tape is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per tape is $xx. Unable to determine the RFD. The loan was modified on xx/xx/2012 with the principal balance of $xx. No post-close bankruptcy record has been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. xx: xx: xx	This step modification agreement was made between the borrower, xx, and the lender, xx xx, N.A., on xx/xx/2012. As per modified terms, the unpaid principal balance is $xx. The lender has forgiven unpaid principal balance in the amount of $xx. The new principal balance is $xx. The loan was modified with five steps. The borrower promised to make payment with an initial step interest rate of 1.00% and P&I of $87.75 beginning from xx/xx/2012. The modified maturity date is xx/xx/2049.	xxin xx. HUD-1 xx Missing or error on the xxRight of Rescission	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx Value   xx: Unavailable   xx: xx   Variance:    Variance %:    Comment: xx Value is Unavailable   xx: Initial   xx:
Field: xx: xx/xx/2006   xx: xx/xx/2006   Variance: -5 xx   Variance %:    Comment: xxis xx/xx/2006   xx: Initial   xx:
Field: xx LTV xx: Unavailable   xx: 1785.000%   Variance:    Variance %:    Comment: xx LTV is Unavailable   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is m00000000000000000000000   xx: Initial   xx:
																																																																																				Field: xx Term xx: 295 xx: 274 Variance: 21 Variance %: 7.66423% Comment: xx Term is 295 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final truth in lending is missing from the loan documents." * xx"An appraisal report is missing from the loan file. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report xx "Credit report is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * Right of Rescission missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	Not Applicable
14059121	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.250%	360	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	$xx	Not Applicable	03/xx/2013	$xx	Not Applicable	1.000%	$119.96	04/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 in the favor of xx, N.A., for the amount of $xxwhich was recorded on xx/xx/2006.
There is one prior mortgage open against the subject property originated on xx/xx/2004 in the favor of xx , FA,, for the amount of $xxwhich was recorded on xx/xx/2004.
There is one notice of special tax lien open against the subject property in the favor of xx, which was recorded on xx/xx/2017 with Inst# xx. The amount of special tax lien is not available.
The first installment of county taxes for the year of 2024/2025 has been paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for the year of 2024/2025 is due in the amount of $xxxx/xx/2025.
No prior year's delinquent taxes have been found.	According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment transaction detail is not available. The current interest rate is 3.375%, and P&I is $169.75. The UPB as per tape data is $xx.	xx: The current status of the loan is performing. According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per tape data, is $xx. The loan was modified on xx/xx/2013. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No comment pertaining to damage to the subject property has been observed. According to seller's tape data, the subject property is owner-occupied. xx: xx: xx	This step modification agreement was made between the borrower and lender on xx/xx/2013. The loan was modified into four steps. As per modified term, the new principal balance is $xx and the amount of $xx has been forgiven. Borrower promises to make payment with initial step interest rate of 1.00% and P&I of $119.96 beginning on xx/xx/2013. The stated maturity date is xx/xx/2053.	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: HELOC xx: 10   xx: 66   Variance: -56   Variance %: -84.84848%   Comment: HELOC xxis 10   xx: Initial   xx:
Field: HELOC xx: xx/xx/2016   xx: xx/xx/2012   Variance: 1634 xx   Variance %:    Comment: HELOC xxis xx/xx/2016   xx: Initial   xx:
Field: xx Indicator   xx: Yes   xx: No   Variance:    Variance %:    Comment: xx Indicator is Yes   xx: Initial   xx:
Field: xx LTV xx: 81.719%   xx: 1690.000%   Variance: -1608.281%   Variance %: -1608.28100%   Comment: xx LTV xx is Unavailable   xx: Initial   xx:
Field: xx P&I   xx: Unavailable   xx: $0.00   Variance:    Variance %:    Comment: xx P&I is Unavailable   xx: Initial   xx:
Field: xx Rate   xx: 8.25000%   xx: 8.00000%   Variance: 0.25000%   Variance %: 0.25000%   Comment: Rate is 8.00.   xx: Initial   xx:
Field: xx String   xx: MM0000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is mm0000000000000000000000   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose is Cash out.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 337 xx: 313 Variance: 24 Variance %: 7.66773% Comment: xx Term is 337 xx: Initial xx:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	Not Applicable
10495234	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$xx	12/xx/2018	$xx	Not Applicable	4.625%	$162.73	12/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of $xxh xx as nominee for xx. No active judgments or liens have been found. The first installment of combined taxes for 2023 was paid in the amount of $xxn xx/xx/2024. The second installment of combined taxes for 2023 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $162.73 and the current rate of interest is 4.625%. The current UPB reflected as per the tape is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $xx. The loan was modified on xx/xx/2018 with the principal balance of $xx. No post-close bankruptcy record has been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. xx: xx: xx	The modification agreement was made between the lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is $xx. The borrower promised to pay the monthly P&I of $162.73 with an interest rate of 4.625% beginning on xx/xx/2018, and a maturity date is xx/xx/2058. The loan has been modified twice since origination.	xxin xx. HUD-1 xx Missing or error on the xxRight of Rescission	Field: xx: Unavailable xx: xx |---| |----| Comment: xx is xx: Initial xx:
Field: xx Date   xx: Unavailable   xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: xx LTV xx: 0.998%   xx: 100.000%   Variance: -99.002%   Variance %: -99.00200%   Comment: xx LTV xx is 0.998%   xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history String is M0000000000000000000000   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: Unavailable   xx: Change in Rate/Term   Variance:    Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 405 xx: 288 Variance: 117 Variance %: 40.62500% Comment: xx Term is 405 xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Final TIL Missing or xx"Final TIL is missing from the loan documents." * MI, FHA or MIC missing and required xx "The mortgage insurance certificate is missing from the loan documents." * xx"The appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx." * Missing credit report xx "The credit report is missing from the loan documents." * Missing or error on the xx Document xx "The rate lock agreement signed by the borrower is missing from the loan documents." * Right of Rescission missing or unexecuted xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
40289551	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Not Applicable	8.250%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	$xx	Not Applicable	08/xx/2018	$xx	Not Applicable	1.000%	$258.41	08/xx/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of $xxfavor of xx , a xx. There is an active prior mortgage against the subject property in favor of xx , a xx , in the amount of $xxich originated on xx/xx/1989 and was recorded on xx/xx/1990. The 1st installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. The 2nd installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to the seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $350.68 with an interest rate of 3.00%. The current UPB reflected as per the payment history tape data is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx.
The loan was modified on xx/xx/2018 with principal balance of $xx.
No foreclosure activity has been found.
According to the PACER, the borrowers "xx and xx" filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010, and the case was fully terminated on xx/xx/2010.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

xx: xx: According to the PACER, the borrowers xx	The step loan modification agreement was made between the borrowers xx	xx Right of Rescission	Field: Bankruptcy xx? xx: Yes xx: No |---| |----| Comment: Bankruptcy xx? is Yes xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment: xx Date is xx: Initial   xx:
Field: HELOC xx: 10   xx: 120   Variance: -110   Variance %: -91.66666%   Comment: HELOC xxis 10   xx: Initial   xx:
Field: xx 1 Date   xx: xx/xx/2018   xx: xx/xx/2024   Variance: -2192 xx   Variance %:    Comment: xx 1 Date is xx/xx/2018   xx: Initial   xx:
Field: xx 1 P&I   xx: $258.41   xx: $351.03   Variance: $-92.62   Variance %: -26.38520%   Comment: xx 1 P&I is $248.41   xx: Initial   xx:
Field: xx 1 Rate   xx: 1.000%   xx: 3.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: xx 1 Rate is 1.000%   xx: Initial   xx:
Field: xx 2 Date   xx: xx/xx/2023   xx: xx/xx/2025   Variance: -731 xx   Variance %:    Comment: xx 2 Date is xx/xx/2023   xx: Initial   xx:
Field: xx 2 P&I   xx: $303.24   xx: $401.37   Variance: $-98.13   Variance %: -24.44876%   Comment: xx 2 P&I is $303.24   xx: Initial   xx:
Field: xx 2 Rate   xx: 2.000%   xx: 4.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: xx 2 Rate is 2.000%   xx: Initial   xx:
Field: xx 3 Date   xx: xx/xx/2024   xx: xx/xx/2026   Variance: -730 xx   Variance %:    Comment: xx 3 Date is xx/xx/2024   xx: Initial   xx:
Field: xx 3 P&I   xx: $351.03   xx: $4.38   Variance: $346.65   Variance %: 7914.38356%   Comment: xx 3 P&I is $351.03   xx: Initial   xx:
Field: xx 3 Rate   xx: 3.000%   xx: 420.690%   Variance: -417.690%   Variance %: -417.69000%   Comment: xx 3 Rate is 3.000%   xx: Initial   xx:
Field: xx LTV xx: 51.798%   xx: 2250.000%   Variance: -2198.202%   Variance %: -2198.20200%   Comment: xx LTV xx is 51.798%.   xx: Initial   xx:
Field: xx P&I   xx: xx: $0.00   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx String   xx: M00000000000000000000000   xx: 000000000000000000000000   Variance:    Variance %:    Comment: xx String is M00000000000000000000000   xx: Initial   xx:
Field: xx Street   xx: 122 W xx: 122W NUBIA ST   Variance:    Variance %:    Comment: xx Street is 122W xx: Initial   xx:
																																																																																				Field: xx Term xx: 402 xx: 404 Variance: -2 Variance %: -0.49504% Comment: xx Term is 402 xx: Initial xx:	2: Acceptable with Warnings			* xx"Appraisal report is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx." * Right of Rescission missing or unexecuted xx		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	789
49466437	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	9.250%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2011	$xx	Not Applicable	5.000%	$1,057.27	05/xx/2011	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1988 and recorded on xx/xx/1988 in the amount of $xxfavor of xx. No active judgments or liens have been found. The tax status is to follow.	According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,057.27 and the interest rate is 5.000%. The current UPB is $xx. Tape shows the deferred balance is $1,057.27. As per the deferment agreement dated xx/xx/2019, which is located at xx	xx: The current status of the loan is performing. According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,057.27 and the interest rate is 5.000%. The current UPB is $xx. Tape shows the deferred balance is $1,057.27. No bankruptcy and foreclosure evidence has been found. Unable to determine the RFD. As per tape data, the subject property is owner occupied. No damage or repairs have been found. xx: xx: xx	The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2011 and the new modified principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,057.27 with a modified interest rate of 5.00% starting on xx/xx/2011 and continuing until the new maturity date of xx/xx/2027. There is no deferred balance and principal forgiven amount.	HUD-1 xx Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx is xx: Initial xx: Field: xx Date xx: xx: xx/xx/2024 Variance: Variance %: Comment: xx Date is xx. xx: Initial xx: Field: xx Amount xx: xx: $1057.27 Variance: Variance %: Comment: xx Amount is xx: Initial xx: Field: xx LTV xx: 44.444% xx: 4440.000% Variance: -4395.556% Variance %: -4395.55600% Comment: xx LTVxx is 44.444% xx: Initial xx: Field: xx String xx: M00000000000000000000000 xx: 000000000000000000000000 Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* HUD-1 xx missing or unsigned xx	* Missing or error on the xx Document xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			648	612
78898285	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	694	42.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in favor of xx as nominee for xx LLC for the amount of $xxwhich was recorded on xx/xx/2022. No active judgments or liens have been found. The first and second installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024, respectively. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $5,239.39 which was applied for the due date of xx/xx/2024. The current P&I is $4,229.16, and the rate of interest is 7.250%. The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
Unable to determine the RFD of the borrower.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner.  CCs do not show any damage.
BWR1 started the new job on xx/xx/2022 as a head chef at xx. BWR1 has been xx for 4.66 years as a xx. Previously, BWR1 had 7 months on the job as a mail handler atxx. BWR2 has 1.05 years on the job as a caregiver at xx and 1.08 years as a mail handler equipment operator at xx.
xx: xx: xx	xx	xxMissing or error on the xx	Field: Age of Loan xx: 24 xx: 23 |---| 1 |----| 4.34782% Comment: Age of loan reflects 24. xx: Initial xx: Field: Original CLTV xx: 91.176% xx: 91.170% Variance: 0.006% Variance %: 0.00600% Comment: CLTV ratio reflects 91.176%. xx: Initial xx: Field: xx LTV xx: 91.176% xx: 91.170% Variance: 0.006% Variance %: 0.00600% Comment: LTV ratio reflects 91.176%. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 42.52%. Tape shows BWR was qualified based on a new salary that is double the prior salary and not stable. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR1 started the new job on xx/xx/2022 as a head chef at xx; BWR2 has 1.05 years on the job as a caregiver at xxand 1.08 years as a xx equipment operator at xx, FICO 694, and $xx equity in the subject.

Downgraded to LVL2 based on PH."
* xx"This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* xx TILA xx"Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA APR test due to calculated APR 7.620% exceeds APR threshold of 7.808% over by -0.188%."
* xxmissing; loan has escrows xx     "Initial escrow account disclosure doc is not hand signed by the borrower."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	657
29639603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	8.125%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	35.594%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xxfavor of xx as nominee for xx
There is an active junior mortgage against the subject property in favor of xx  and xx in the amount of $xxich originated on xx/xx/2024 and was recorded on xx/xx/2024 with the Book/Page # xx.
There is a mechanics lien found against the borrower in favor of xx in the amount of $xxich was recorded on xx/xx/2024.
The combined annual taxes for 2024 are due in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $5,455.70 which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,368.92 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has been SE for 14.91 years at xx . and SE for 5.83 years at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 11 xx: 13 |---| -2 |----| -15.38461% Comment: Age of loan reflects 11. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 35.59%. Tape shows BWR SE income was not properly documented. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been the primary SE for 14.91 years at xx , Inc., and the secondary SE for 5.83 years at xx ., with a FICO score of 627 and $xx equity in the subject.

Downgraded to LVL2 based on PH."
* xx xx Failed xx     "Compliance ease exception. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and 1 year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase test. Initial LE dated  xx/xx/2023 reflects Points - xx Fee at $xx. Final CD dated  xx/xx/2023 reflects Points - xx Fee at $xx. This is an increase of $979.75 for charges that cannot increase.
Loan failed charges that cannot increase test. Initial LE dated  xx/xx/2023 reflects xx at $1,453.00. Final CD dated  xx/xx/2023 reflects xx at $1,573.55. This is an increase of $120.55 for charges that cannot increase. Subject loan is purchase case, originated on xx/xx/2023 and 1 year SOL has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80899631	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,536.34	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	35.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx No active judgments or liens were found. The 1st installment of town taxes for 2025 was paid in the total amount of $xxn xx/xx/2024. The 2nd installment of town taxes for 2025 is delinquent in the total amount of $xxn xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $7,523.80 which was applied for the due date of xx/xx/2024. The current monthly P&I is $6,226.54 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape, the subject property is owner-occupied. BWR has 3.41 years on the job as an associate director at xx. xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 2 xx: 4 |---| -2 |----| -50.00000% Comment: Age of loan 2. xx: Initial xx: Field: ARM xx: 30-day Average SOFR xx: xxVariance: Variance %: Comment: ARM index type 30-day average SOFR. xx: Initial xx: Field: Borrower DTI xx: 35.964% xx: 48.000% Variance: -12.036% Variance %: -12.03600% Comment: BWR DTI ratio percent is 35.96%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx: xx: 5.0% Variance: Variance %: Comment: N/A. xx: Initial xx:	3: Curable		* Intent to xx"Intent to proceed is missing from the loan documents." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx Disclosures xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
57139373	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	773	Not Applicable	48.577%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,554.19, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,936.83 with an interest rate of 6.990%.The current UPB reflected as per the payment history is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. The loan has not been modified since origination. No bankruptcy-related details have been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR has 7.25 years on the job as a driver at xx. xx: xx: xx	xx	Field: Age of Loan xx: 10 xx: 12 |---| -2 |----| -16.66666% Comment: Age of loan 10. xx: Initial xx: Field: Borrower DTI xx: 48.577% xx: 50.180% Variance: -1.603% Variance %: -1.60300% Comment: BWR DTI ratio percent is 49.975% xx: Initial xx: Field: xx Name xx: Juan xx: Jaun Variance: Variance %: Comment: BWR first name is Juan. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: N/A. xx: Initial xx:	3: Curable	* xx xx is "Elevated" xx "Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,680.00 exceeds fees threshold of $8,475.32 over by +$204.68.
The following fees were included in the test:
Points - xx Fee paid by Borrower: $7,385.00
xx paid by Borrower: $625.00
xx paid by Borrower: $670.00."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $8,680.00 exceeds fees threshold of $8,475.32 over by +$204.68.
The below fees were included in the test:
Points - xx Fee paid by Borrower: $7,385.00
xx paid by Borrower: $625.00
xx paid by Borrower: $670.00."
																																																																																							* Loan does not conform to program guidelines xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at xx%. Tape shows income miscalculation as the BWR has fluctuating income and the revised DTI is 50.18%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 7.25 years on the job as a driver with xx, FICO 773, and $xx equity in the subject and $xx residual income. Downgraded to xx based on xx.xx		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			806	Not Applicable
17724436	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	40.351%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx No active judgments or liens were found. The 2024 combined annual taxes are due in the amount of $xx/xx/2024. The 2024 city annual taxes were paid in the amount of $xxxx/xx/2024. The 2023 combined annual taxes are paid in the amount of $xxn xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,617.28, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,288.56 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower has 1.83 years on the job as a human resources director with xx Inc. The borrower has prior employment experience as xx between xx/xx/2021 to xx/xx/2022 for 8 months.
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 9 xx: 10 |---| -1 |----| -10.00000% Comment: Age of Loan is 9 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx G/L Required MI? is xx. xx: Initial xx: Field: Original CLTV xx: 102.943% xx: 101.010% Variance: 1.933% Variance %: 1.93300% Comment: OriginalCLTV xx is 102.943% xx: Initial xx: Field: xx LTV xx: 102.943% xx: 101.010% Variance: 1.933% Variance %: 1.93300% Comment: xx LTVxx is 102.943% xx: Initial xx:	3: Curable	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Intent to xx"The borrower's intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail xx     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines xx     "Tape shows the loan was declined by USDA as the loan was closed prior to the USDA commitment date. Further details not provided."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* xx Estimate is missing xx	* Cash out purchase xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
2430215	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	687	49.080%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of $xxh the lender, xx, LTD, which was recorded on xx/xx/2024.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,414.20 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,172.69 with an interest rate of 5.375%. The current UPB is $xx.	xx: The current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,414.20 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,172.69 with an interest rate of 5.375%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR1 receives social security income.
BWR2 receives social security and pension income.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower #2 xx: Julio xx: Peter |---| |----| Comment: BWR #2 first name is Julio. xx: Initial xx:
Field: Borrower DTI xx: 49.080%   xx: 49.111%   Variance: -0.031%   Variance %: -0.03100%   Comment: BWR DTI ratio percent is 49.080%.   xx: Initial   xx:
Field: xx Name   xx: Peter   xx: Julia   Variance:    Variance %:    Comment: BWR first name is Peter.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -8 xx   Variance %:    Comment: Original note doc date is xx/xx/2024.   xx: Initial   xx:
Field: xx Street xx: 5941 xx: 5941 xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx "Tape shows the loan does not meet the seasoning requirement of prior undisclosed foreclosure history for 7 years. The subject loan closed on xx/xx/2024."
																																																																																							* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48164831	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	778	Not Applicable	40.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx, Ltd for the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 were paid in the amount of $xxThe annual utilities/MUD taxes for 2024 were paid in the amount of $xxNo prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,671.51, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $2,723.10, and the interest rate is 6.625%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 3 months on the job as an inpatient registered nurse at xx. BWR has switched multiple job within 2 years. xx: xx: xx	xx	xx Missing or error on the xx	Field: xx Value xx: xx: xx |---| $8000.00 |----| 1.77777% Comment: Original appraised value is $xx. xx: Initial xx: Field: xx String xx: 000 xx: 111 Variance: Variance %: Comment: NA. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape shows the loan does not meet the seasoning requirement of prior undisclosed foreclosure history for 7 years. The subject loan closed on xx/xx/2024." * Missing flood cert xx "Flood certificate is missing from the loan file." * Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	Not Applicable
10255680	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	812	791	40.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx as nominee for xx, LTD. in the amount of $xxich was recorded on xx/xx/2024.
No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid on xx/xx/2024 in the amount of $xxe second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $xx prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,426.03 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,252.70 with an interest rate of 6.990%. The current UPB is $xx.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 receives SSI and defined contribution plan income.
BWR 2 receives SSI and defined contribution plan income.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower #1 xx: L xx: Lee |---| |----| Comment: BWR middle name is L. xx: Initial xx:
Field: Borrower #2 xx: C   xx: Carlile   Variance:    Variance %:    Comment: BWR middle name is C.   xx: Initial   xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: 9 xx   Variance %:    Comment: Note date is xx/xx/2024.   xx: Initial   xx:
Field: xx String   xx: 00   xx: 11   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Street   xx: 6823 xx Dr   xx: 6823 xx Dr   Variance:    Variance %:    Comment: Property address is 6823 xx Dr.   xx: Initial   xx:
Field: xx Type xx: PUD xx: xx Variance: Variance %: Comment: Subject property type is PUD. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx "Subject mortgage is originated by Dennis L. Ridgeway and Jenna C. Ridgeway, as trustees of the Dennis and xxTrust, dated October 31, 2017. As per the seller's tape, the loan closed in unacceptable trust."
																																																																																							* Missing or error on the xx Document xx			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58044651	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	42.905%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh the lender "xx.". No active judgments or liens have been found. The first and second installments of county taxes for 2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment is due on xx/xx/2025. According to the payment history as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is $2,232.44, and the interest rate is 6.625%. The current UPB is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is $2,232.44, and the interest rate is 6.625%. The current UPB is $xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. BWR has 2.5 years on the job as a project manager at xx. xx: xx: xx	xx		Field: Borrower DTI xx: 42.905% xx: 59.230% |---| -16.325% |----| -16.32500% Comment: As per calculation. xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
45952464	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.500%	360		xx	xx		VA	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	21.321%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx as nominee for xx Mortgage for the amount of $xxNo active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of $xxe second installment of county taxes for 2024 is due in the amount of $xx xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,097.96, which was applied to the due date of xx/xx/2025. The unpaid principal balance is $xx. The current P&I is $979.71, and the interest rate is 6.500%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR receives VA non-educational benefits and social security income. xx: xx: xx	xx	xx Disclosures	Field: xx G/L Require MI? xx: xx: Yes |---| |----| Comment: NA xx: Initial xx: Field: xx String xx: 000 xx: 0/xx/0 Variance: Variance %: Comment: xx: Initial xx: Field: Purpose of xx HUD-1 xx: Change in Rate/Term xx: xx - Other Variance: Variance %: Comment: Purpose of refinance per HUD-1 is change in rate/term. xx: Initial xx: Field: Purpose of Transaction per HUD-1 xx: Refinance xx: xx Variance: Variance %: Comment: purpose of transaction per HUD-1 is refinance. xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape shows loan does not meet seasoned period requirement of 210 days between the first payment date of the existing mortgage and the closing of our new subject loans. In this loan, the waiting period is not satisfied as only 85 days lapsed. As per appraisal report dated xx/xx/2024, the prior sale was held on xx/xx/2024 with the sales price of $xx. The subject also sold on xx/xx/2023 for $xx. Current UPB is $xx. Further details are not provided." * xx Disclosures xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	Not Applicable
71437403	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	49.825%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx as nominee for xxin the amount of $xxich was recorded on xx/xx/2024. There is a junior mortgage against the subject property that was originated on xx/xx/2024 in favor of xx, a public corporation, in the amount of $xx recorded on xx/xx/2024. The annual county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024. No prior delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,122.20, which was applied for the due date of xx/xx/2024. The current P&I is $1,720.15 with an interest rate of 6.125%, and PITI is $2,122.20. The current UPB is $xx.	xx: According to the service comments, the current status of the loan is performing. As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. As per tape data, the subject property is owner-occupied. No evidence of foreclosure and bankruptcy has been found. No evidence of damage or repair was found. BWR has 1.83 years on the job as an adoption support specialist at xx. BWR has prior employment experience as a vendor beverage at xxfor 6.67 years. xx: xx: xx	xx		Field: Borrower DTI xx: 49.825% xx: 50.103% |---| -0.278% |----| -0.27800% Comment: BWR DTI ratio percent 50.101% xx: Initial xx: Field: xx per U/W xx: 40.373% xx: 40.598% Variance: -0.225% Variance %: -0.22500% Comment: xx per U/W 40.597% xx: Initial xx: Field: xx String xx: 000 xx: 0/xx/0 Variance: Variance %: Comment: NA. xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	Not Applicable
45621126	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$17,743.50	$xx	6.750%	480	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx	xx	Primary	Yes	Yes	No	727	740	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx No active liens and judgments have been found. The 1st installment of county taxes for 2024 was paid in the amount of $xx/xx/2024. The 2nd installment of county taxes for 2024 is due in the total amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx, which was applied for the due date of xx/xx/2025. The current rate of interest is 6.750%. The current UPB reflected as per the payment history is $xx. This loan consists of an interest-only payment of $xx for 120 months.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. No bankruptcy-related details have been found. No foreclosure activity has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. The subject has been approved for a no-ratio loan. xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 1 xx: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1 xx: Initial xx:
Field: Borrower DTI xx: Unavailable   xx: 35.000%   Variance:    Variance %:    Comment: Borrower DTI xx is not available   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not available   xx: Initial   xx:
Field: xx Indicator   xx: No   xx: Yes   Variance:    Variance %:    Comment: Escrow account indicator is no   xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: $-100000.00   Variance %: -1.85185%   Comment:    xx: Initial   xx:
Field: Original CLTV xx: 59.517%   xx: 58.415%   Variance: 1.102%   Variance %: 1.10200%   Comment:    xx: Initial   xx:
Field: xx LTV xx: 59.517%   xx: 58.415%   Variance: 1.102%   Variance %: 1.10200%   Comment:    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx Out xx: xx - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD 1 is Limited cash out   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: Refinance   xx: xx   Variance:    Variance %:    Comment: Purpose of transaction per hud 1 is Refinance   xx: Initial   xx:
																																																																																				Field: xx Type xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* Property is xx	* Loan does not conform to program guidelines xx "Tape shows DTI 35%. File shows subject approved as no ratio loan using the seller asset depletion program. BWR has $xx in assets. Subject is a 10 year IO refinance, UPB $xx." * Missing or error on the xx Document xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	749
80171559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	706	44.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of $xxh “MERS as nominee for xx.”. There is a sewer lien against the subject property in favor of xx in the amount of $xxich was recorded on xx/xx/2024. The annual combined taxes for 2024 were paid in the amount of $xxn xx/xx/2024. Annual sewer charges for 2024 have been delinquent in the amount of $xxon xx/xx/2025.	The latest payment history is missing from the loan file. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The interest rate is 4.375%. The current UPB reflected as per the payment history tape data is $xx.	xx: According to the tape data, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
 As per the seller’s tape data, the subject property was located in the disaster area for xx, which ended on xx/xx/2022. CCs are missing from the loan file.
BWR1 income is not available.
BWR2 has 19 years on the job as an induction coach at xx.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx: Field: xx G/L Require MI? xx: xx: No Variance: Variance %: Comment: xx: Initial xx: Field: Is in xx: Unavailable xx: No Variance: Variance %: Comment: xx: Initial xx: Field: MIM xx: xx: Yes Variance: Variance %: Comment: xx: Initial xx: Field: xx Date xx: xx/xx/2020 xx: xx/xx/2020 Variance: -1 xx Variance %: Comment: xx: Initial xx: Field: xx String xx: MMMMMMMMMMMMMMMMMMMMMMMM xx: 321111111182 Variance: Variance %: Comment: xx: Initial xx:	4: Unacceptable	* Loan has escrow holxxck. No proof it was released xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* xx xx"The loan failed the state regulation for the first lien prohibited fees test. The following fee was included in the test:
Points - xx Fee paid by Borrower: $4,736.00."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2019 reflects Points - xx Fee at $3,895.00. Final CD dated xx/xx/2020 reflects Points - xx Fee at $4,736.00. This is an increase in fee of +$841.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $5,683.00 exceeds fees threshold of $4,222.05 over by +$1,460.95.
The following fees were included in the test:
xx Fee paid by Borrower: $947.00
Points - xx Fee paid by Borrower: $4,736.00.

Loan fails xxpoints and fees test due to fees charged $5,683.00 exceeds fees threshold of $4,222.05 over by +$1,460.95.
The following fees were included in the test:
xx Fee paid by Borrower: $947.00
Points - xx Fee paid by Borrower: $4,736.00."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx DTI exceeds 43% xx		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			584	615
77416962	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.290%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	819	803	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxfavor of xx as nominee for xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $xxxx/xx/2024.
No prior year’s delinquent taxes have been found.	The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The interest rate is 2.25%. The UPB reflected as per tape data is $xx.	xx: As per the seller’s tape data, the current status of the loan is performing.
The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB reflected as per tape data is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
 No information has been found related to damage or repairs.
As per tape, the subject property is owner-occupied.
 The loan was originated on xx/xx/2021, and the covid-19 attestation is located at xx.
The subject loan closed with no income as the loan is a streamline refinance.
xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: Unavailable xx: 0.000% |---| |----| Comment: Unavailable. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx G/L Require MI?   xx: xx: Yes   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx per U/W xx: Unavailable   xx: 0.000%   Variance:    Variance %:    Comment: Unavailable.   xx: Initial   xx:
Field: Is in xx: Unavailable   xx: No   Variance:    Variance %:    Comment: Unavailable.   xx: Initial   xx:
Field: MIM xx: xx: Yes   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2021   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx String xx: MMMMMMMMMMMMMMMMMMMMMMMM xx: 222222222222 Variance: Variance %: Comment: MMMMMMMMMMMMMMMMMMMMMMMM. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx	* xx"TRID total of payment disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$920.22. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100. The subject loan is a refinance case; it originated on xx/xx/2021, and the SOL 3- year has expired.

TRID rescission total of payments test disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$920.22. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100. The subject loan is a refinance case; it originated on xx/xx/2021, and the SOL 3- year has expired."
* xx TILA xx"Loan failed TILA finance charge disclosed on Final CD as $xx. The calculated finance charge is $xx for an under disclosed amount of -$183.72. The subject loan is a refinance case; it originated on xx/xx/2021, and the SOL 3- year has expired.

Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xx. xx Charge $xx. For an under disclosed amount of -$148.72. The subject loan is a refinance case; it originated on xx/xx/2021, and the SOL 3- year has expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16516314	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	716	814	48.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxfavor of “MERS as nominee for xx.” No active liens and judgments have been found against borrower and property. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The interest rate is 7.125%. The UPB reflected as per tape data is $xx.	xx: The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2024. The interest rate is 7.125%. The UPB reflected as per tape data is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

BWR has 6.16 years on the job as a technician with xx of xx Inc.
BWR2 has 13 years on the job as an owner/manager with xx of xx Inc.

xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable. xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable.   xx: Initial   xx:
Field: Is in xx: xx: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable.   xx: Initial   xx:
Field: MIM xx: xx: Yes   Variance:    Variance %:    Comment: MIM multiple indebtedness mortgage flag is not applicable.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2023   xx: xx/xx/2023   Variance: -24 xx   Variance %:    Comment: Original appraisal date is xx/xx/2023.   xx: Initial   xx:
Field: xx String   xx: MMMMMMMMM   xx: 001000000000   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMM.   xx: Initial   xx:
Field: xx Term xx: 351 xx: 359 Variance: -8 Variance %: -2.22841% Comment: Stated remaining term is 351. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 48.78%. Tape shows the subject is NOO, as the property is rented, causing the lender to omit BWR primary housing expense. Tape shows undisclosed mortgage debt at closing and BWR2 SE income miscalculation. Revised DTI is 69.76%. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6.16 years on the job as a technician with xx of xx Inc. BWR2 has 13 years on the job as an owner/manager with xx of xx Inc. FICO 707, $xx equity in the subject, $xx residual income."
																																																																																								* Missing or error on the xx Document xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 1/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is 1/xx/2024. Note date is 1/xx/2024."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			677	781
93693255	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	43.176%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of “MERS as nominee for xx.” There is an active junior mortgage against the subject property in favor of xxCorporation in the amount of $xx00, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument xx. The 2024 combined annual taxes were paid in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The interest rate is 7.50%. The UPB reflected as per tape data is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The interest rate is 7.500%. The UPB reflected as per tape data is $xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 3.16 years on the job as a laborer with xx.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: Current value is not applicable xx: Initial xx:
Field: xx: xx/xx/2024   xx: xx/xx/2024   Variance: -153 xx   Variance %:    Comment: Interest paid through date is xx/xx/2024   xx: Initial   xx:
Field: Is in xx: Unavailable   xx: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable   xx: Initial   xx:
Field: MI xx: xx: xx/xx/2036   Variance:    Variance %:    Comment: MI cancelled date is not applicable   xx: Initial   xx:
Field: MIM xx: xx: Yes   Variance:    Variance %:    Comment: MIM multiple indebtedness mortgage flag is not applicable   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2024   xx: xx/xx/2024   Variance: -1 xx   Variance %:    Comment: Original appraisal date is xx/xx/2024   xx: Initial   xx:
Field: xx String xx: MMMMM xx: 000000011212 Variance: Variance %: Comment: Payment history string is MMMMMMM xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TILA xx"This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect funding, wire, or disbursement fee. Final CD dated xx/xx/2024 reflects funding, wire, or disbursement fee at $250.00.
Loan estimate dated xx/xx/2024 does not reflect loan origination fee. Final CD dated xx/xx/2024 reflects loan origination fee at 1,513.20.
Loan estimate dated xx/xx/2024 does not reflect compliance audit /quality control fee. Final CD dated xx/xx/2024 reflects compliance audit /quality control fee at $200.00.
This is a cumulative increase in fee of +$1,963.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																							* Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
51695899	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$286.46	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	40.585%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx.
There are 2 prior credit card judgments found against the borrower in the total amount of $xxed by different plaintiffs and recorded on different dates.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the amount of $xxxx/xx/2025.
The 1st installment of county taxes for 2024-2025 supplemental was paid in the partial amount of $xx on xx/xx/2025.
The 1st installment of county tax for 2024-2025 supplemental is delinquent in the amount of $xxxx/xx/2024 and good through xx/xx/2025.
The 2nd installment of county taxes for 2024-2025 supplemental is due in the amount of $xxxx/xx/2025.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. Unable to determine the current P&I and the interest rate as per tape data is 6.625%. The UPB reflected as per the tape data is $xx.	xx: The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. Unable to determine the current P&I  and the interest rate as per tape data is 6.625%. The UPB reflected as per the tape data is $xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
BWR has 2 months on the job as an office manager at xx. Previously, BWR was a student between xx/xx/2022 and xx/xx/2024 for 2 years.

																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx: Field: Is in xx: xx: No Variance: Variance %: Comment: N/A. xx: Initial xx: Field: MI xx: xx: xx/xx/2032 Variance: Variance %: Comment: N/A. xx: Initial xx: Field: MIM xx: xx: Yes Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx Date xx: xx/xx/2024 xx: xx/xx/2024 Variance: -2 xx Variance %: Comment: Appraisal date reflects xx/xx/2024. xx: Initial xx: Field: xx String xx: MM xx: 000000000011 Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* xx TILA xx"Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$271.30. Reason for Finance charge under disclosure is unknown as the xx is missing. TILA Post-xxTest due to Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of --$271.30. Reason for Finance charge under disclosure is unknown as the xx is missing." * Missing or error on the xx Document xx	* ATR - Unable to determine borrower's xx Repay xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
77991957	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	743	49.320%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh xx as nominee for xx. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The interest rate is 5.750%. The UPB reflect as per tape data is $xx.	xx: The current status of the loan is performing.
The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The interest rate is 5.750%. The UPB reflet as per tape data  is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR1 has 7.08 years on the job as a flower keeper with xx.
BWR2 has 7.08 years on the job as a flower keeper with xx.
BWR3 has 4.58 years on the job as a flower keeper with xx.
BWR4 has 4.08 years on the job as a flower keeper with xx .
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx: xx |---| |----| Comment: NA xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Is in xx: Unavailable   xx: No   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: MIM xx: xx: Yes   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2023   xx: xx/xx/2023   Variance: -1 xx   Variance %:    Comment: Actual data shows original appraisal date is xx/xx/2023.   xx: Initial   xx:
Field: Original CLTV xx: 98.188%   xx: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Actual data shows CLTV at 98.188%.   xx: Initial   xx:
Field: xx LTV xx: 98.188%   xx: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Actual data shows LTV at 98.188%.   xx: Initial   xx:
																																																																																				Field: xx String xx: MMMMMMMMMMMM xx: 000000036311 Variance: Variance %: Comment: NA xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx "Tape shows incorrect SSN was used on the credit report for BWR3. File shows SSNs match on all W2s and residency docs verified. Further details not provided." * MI, FHA or MIC missing and required xx	* Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	765
45812225	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	40.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 in the amount of $xxh xx as nominee for ‘xx,’ and it was recorded on xx/xx/2022. No active judgments against the borrower/subject property/owner have been found. The annual city taxes for 2024 were paid on xx/xx/2024 in the amount of $xxe annual city taxes for 2025 are due on xx/xx/2025 in the amount of $xxt and 2nd installments utilities/MUD charges for 2025 were paid in the amount of $xxThe annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of $xxe water charges for 2025 are due on xx/xx/2025 in the amount of $xx No prior year taxes are delinquent.	As per PH tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The date of the last payment received is not available. The current interest rate is 4.00%, and UPB is $xx.	xx: The current status of the loan is performing. As per PH tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The date of the last payment received is not available. The current interest rate is 4.00%, and UPB is $xx. No foreclosure activity has been found. No bankruptcy details have been found. Subject property occupancy is unable to be determined. No damage and repairs have been found. The RFD is unable to be determined. The COVID-19 attestation document is located at- “xx”. BWR has 1.25 years on the job as a xx. BWR has prior employment experience as a regional director of operations between xx/xx/2015 and xx/xx/2020 for 4.50 years.
xx: xx: xx	xx	Appraisal xx Initial 1003_Application Missing or error on the xxAppraisal	Field: xx: xx: xx |---| |----| Comment: xx: Initial xx:
Field: xx G/L Require MI?   xx: xx: No   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: Is in xx: Unavailable   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: MIM xx: xx: Yes   Variance:    Variance %:    Comment: NA.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2024   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Value   xx: xx: xx   Variance: xx   Variance %: 23.68421%   Comment:    xx: Initial   xx:
Field: xx String   xx: MMMMMMMMMMMMMMMMMMMMMMMM   xx: 111111111111   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx: xx: xx Variance: xx Variance %: 21.11207% Comment: Sales price is $xx. xx: Initial xx:	4: Unacceptable	* Appraisal incomplete xx"Tape shows the subject property had safety, soundness, and structural integrity issues. An appraisal report is missing from the loan documents. An inspection report performed by a licensed professional is missing from the loan documents." * Loan has escrow holxxck. No proof it was released xx "Final CD dated xx/xx/2021 reflects escrow holxxck in the amount of $xx. Proof for release of escrow holxxck is missing from the loan documents." * Occupancy concerns - xx	* xx Issues xx	* ATR - Unable to determine borrower's xx Repay xx "Subject approved as OO at 40.68%. The tape shows the subject is xx, as the BWR never occupied the subject property, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 1.25 years on the job as a VP of operations with xx, FICO 823, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects xx at $850.00. Final CD dated xx/xx/2021 reflects xx at $981.20. This is an increase fee in the amount of +$131.20 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL is expired."
* xx"The appraisal report is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx."
* xx xx     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* xx Disclosures xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
6692176	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,211.70	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	47.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx, LLC. No active judgments or liens have been found. County annual taxes of 2024 have been due in the amount of $xxxx/xx/2025. Town annual taxes of 2024 have been delinquent in the amount of $xx70, good through xx/xx/2025. Utilities annual taxes of 2024 have been delinquent in the amount of $xx good through xx/xx/2025.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $3,115.73, which was applied for the due date of xx/xx/2024. The current P&I is $2,611.57, and interest rate is 7.500%. The UPB is $xx.	xx: The current status of the loan is performing. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx. No evidence has been found regarding the current foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied. BWR has 4.16 years on the job as director with xx, LLC. xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 3 xx: 4 |---| -1 |----| -25.00000% Comment: Age of Loan is 3 xx: Initial xx: Field: Borrower DTI xx: 47.951% xx: 44.000% Variance: 3.951% Variance %: 3.95100% Comment: Borrower DTI xx is 47.951% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: xx G/L Require MI? xx: Yes xx: No Variance: Variance %: Comment: xx G/L Require MI? is Yes xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: -1 xx Variance %: Comment: xxis xx/xx/2024 xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	Not Applicable
45276977	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.124%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	793	801	49.971%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2021	$xx	$21,690.21	3.000%	$1,033.50	04/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in the amount of $xxfavor of xx as nominee for xx. There is a UCC lien found against the subject property in favor of xx , which was recorded on xx/xx/2020. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,007.61, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,033.50 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
The loan was modified on xx/xx/2021.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has 15.08 years on the job as a supervisor with xx.
BWR2 has been SE for 4.08 years with xx.

xx: xx: xx	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2021 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $1,033.50 with a modified interest rate of 3.00% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2061. There is no principal forgiven amount.	Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 60 xx: 61 |---| -1 |----| -1.63934% Comment: Age of loan is 60. xx: Initial xx:
Field: Borrower DTI xx: 49.971%   xx: 49.690%   Variance: 0.281%   Variance %: 0.28100%   Comment: Borrower DTI ratio percent is 49.971%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is N/A.   xx: Initial   xx:
Field: xx per U/W xx: 17.495%   xx: 49.690%   Variance: -32.195%   Variance %: -32.19500%   Comment: Housing ratio per U/W is 17.495%.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term is 360.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2019   xx: xx/xx/2022   Variance: -940 xx   Variance %:    Comment: Original appraisal date is xx/xx/2019.   xx: Initial   xx:
Field: xx P&I   xx: $1450.14   xx: $1033.50   Variance: $416.64   Variance %: 40.31349%   Comment: Original stated P&I is $1,450.14.   xx: Initial   xx:
Field: xx Rate   xx: 4.12400%   xx: 3.00000%   Variance: 1.12400%   Variance %: 1.12400%   Comment: Original stated rate is 4.12400%.   xx: Initial   xx:
Field: xx Street   xx:  xx    xx:  xx    Variance:    Variance %:    Comment: Property address street is  xx .   xx: Initial   xx:
Field: xx Term   xx:    xx:    Variance: 15   Variance %: 3.57142%   Comment: Stated remaining term is 435.   xx: Initial   xx:
Field: xx Type xx: xx: xx Variance: Variance %: Comment: Property type is xx. xx: Initial xx:	4: Unacceptable	* Occupancy concerns - xx	* Property is xx	* xx TRID xx Failed xx "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects lender credit at $614.00. Final CD dated xx/xx/2019 reflects lender credit at $577.55. This is decrease of +$36.45 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2019 and the 3 year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* xx DTI exceeds 43% xx     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.971% as the borrower’s income is $xx and total expenses are in the amount of $5,340.86 and the loan was underwritten by DU Locator#6000240454 Pg#98 and its recommendation is Approve/Eligible with a DTI of 49.97%."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	803
33845411	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	763	Not Applicable	38.861%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 with the lender xx as nominee for xx, LLC in the amount of xx, which was recorded on xx/xx/2021. No active judgments or liens have been found. The annual county taxes for the year 2024 have been paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,087.78 xx which was applied for the due date of xx/xx/2025. The current P&I is $861.60 with an interest rate of 3.490%. The current UPB reflected as per the payment history is $xx.	xx: The loan is currently performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. Unable to determine the status of occupancy. The post-closing details regarding the foreclosure and bankruptcy have not been found. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed. BWR has 3.58 years on the job as a DSCS at the xx of xx: xx: xx	xx	xx Transmittal xx	Field: Age of Loan xx: 48 xx: 49 |---| -1 |----| -2.04081% Comment: xx: Initial xx: Field: Borrower DTI xx: 38.861% xx: 62.000% Variance: -23.139% Variance %: -23.13900% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx: Field: xx per U/W xx: 17.999% xx: 38.880% Variance: -20.881% Variance %: -20.88100% Comment: xx: Initial xx: Field: xx Date xx: xx/xx/2020 xx: xx/xx/2022 Variance: -637 xx Variance %: Comment: xx: Initial xx: Field: xx LTV xx: 66.706% xx: 66.710% Variance: -0.004% Variance %: -0.00400% Comment: xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "Subject loan is NOO and was approved at 29.21%. Tape shows income and debt miscalculation. Revised DTI is 62%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 3.58 years on the job as a xx at the xx of xx, FICO 763, 0X30 in the last 24 months, and $xx equity in the subject." * Missing proof of hazard insurance xx "Hazard insurance is missing from the loan documents." * Transmittal xx is Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
44027694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	34.781%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$xx	Not Applicable	2.875%	$642.60	04/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with the lender xx as nominee for xxfor the amount of $xxThere is a junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender “MERS as nominee for xx, a xx Association” for the amount of $xxThe first and second installments of county taxes for 2023/2024 were paid in the amount of $xxe water/sewer charges for 2025 are due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,397.12, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $642.60, and the interest rate is 2.875%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx. The loan has been modified on xx/xx/2022. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 15.83 years on the job as a vice president with xx. xx: xx: xx	The modification agreement was made on xx/xx/2022 between the borrowers, “xx and xx,” and the lender, “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $642.60 and an interest rate of 2.875% beginning on xx/xx/2022 until the maturity date of xx/xx/2062.	Field: Age of Loan xx: 57 xx: 58 |---| -1 |----| -1.72413% Comment: Age of loan reflects 57. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A   xx: Initial   xx:
Field: xx per U/W xx: 16.357%   xx: 34.781%   Variance: -18.424%   Variance %: -18.42400%   Comment: Housing ratio reflects 16.357%.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 480   Variance: -120   Variance %: -25.00000%   Comment: 360.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2020   xx: xx/xx/2022   Variance: -847 xx   Variance %:    Comment: Appraisal date reflects xx/xx/2020.   xx: Initial   xx:
Field: xx LTV xx: 64.516%   xx: 64.520%   Variance: -0.004%   Variance %: -0.00400%   Comment: LTV reflects 64.516%.   xx: Initial   xx:
Field: xx P&I   xx: $798.86   xx: $642.60   Variance: $156.26   Variance %: 24.31683%   Comment: As per note original stated P&I reflects $798.86.   xx: Initial   xx:
Field: xx Rate   xx: 4.37500%   xx: 2.87500%   Variance: 1.50000%   Variance %: 1.50000%   Comment: As per note original stated rate reflects 4.3750%.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: purpose of refinance reflects cash out - other.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose of transaction reflects cash out.   xx: Initial   xx:
																																																																																				Field: xx Term xx: 447 xx: 423 Variance: 24 Variance %: 5.67375% Comment: 447 xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
2862362	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	794	795	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with the lender xx as nominee for xx, for the amount of $xxNo active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2024 were paid in the amount of $xx prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,233.90, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,233.90, and the interest rate is 3.875%.	xx: The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 income is not provided.
BWR2 has been SE for 19 years at xx .
xx: xx: xx	xx	Transmittal xx	Field: Age of Loan xx: 39 xx: 40 |---| -1 |----| -2.50000% Comment: Age of loan is 39. xx: Initial xx:
Field: Borrower DTI xx: Unavailable   xx: 45.240%   Variance:    Variance %:    Comment: BWR DTI ratio percent 45.464%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: Unavailable   xx: 45.240%   Variance:    Variance %:    Comment: Housing ratio 7.722%   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2021   xx: xx/xx/2022   Variance: -299 xx   Variance %:    Comment: Original appraisal date is xx/xx/2021.   xx: Initial   xx:
Field: xx Street xx: xx: xx Street, Unit xx Variance: Variance %: Comment: Property address street is xx. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject is NOO and was approved at 45.24%. The tape shows income miscalculation by the lender. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 income is not provided, and BWR2 has been SE for 19 years at xx Dental, FICO 794, 0X30 inception over the last 24 months, and $81K equity in the subject."
																																																																																								* Transmittal xx is Missing xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35267988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,911.50	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	45.640%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxfavor of xx as nominee for xx.
There are 4 civil judgments of Writ of xx found against the borrower in the total amount of $xxed by different plaintiffs, which were recorded on different dates.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $xxn xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2024 are delinquent in the total amount of $xxwhich were due on xx/xx/2024 and xx/xx/2024 and good through xx/xx/2025.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $653.40, which was applied for the due date of xx/xx/2024. The current monthly P&I is $653.40 with an interest rate of 2.999%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
The collection comment does not show borrower’s income impacted by Covid-19.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at xx.
BWR has 8.58 years on the job as an engineer at xx .
xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 41 xx: 42 |---| -1 |----| -2.38095% Comment: Age of loan 41. xx: Initial xx:
Field: Borrower DTI xx: 45.640%   xx: 44.490%   Variance: 1.150%   Variance %: 1.15000%   Comment: BWR DTI ratio percent 39.088%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx per U/W xx: 15.742%   xx: 44.490%   Variance: -28.748%   Variance %: -28.74800%   Comment: Housing ratio 12.864%.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2022   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
																																																																																				Field: xx LTV xx: 56.364% xx: 56.360% Variance: 0.004% Variance %: 0.00400% Comment: xx used for Underwriting: $xx. Amount of xx: $0.00. xx: $xx. CLTV 56.364%. xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 45.64%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 8.58 years on the job as an engineer at xx Corporation, FICO 709, 0X30 in the last 24 months, and $131K equity in the subject." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			526	Not Applicable
11626478	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	768	784	38.607%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxfavor of xx as nominee for xx, LLC xx xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $xxn xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,453.95, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,453.95 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. Unable to determine the occupancy of the subject property. No comments have been found stating the borrower’s income was impacted by Covid-19. The loan was originated on xx/xx/2021, and the covid-19 attestation is located at xx. BWR1 has been SE for 30.16 years at xx Inc. BWR2 has 4.16 years on the job as a xx.
xx: xx: xx	xx	Field: Age of Loan xx: 43 xx: 44 |---| -1 |----| -2.27272% Comment: age of loan 43. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: N/A.   xx: Initial   xx:
Field: xx per U/W xx: 24.476%   xx: 38.607%   Variance: -14.131%   Variance %: -14.13100%   Comment: Housing ratio percent 24.476%.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2021   xx: xx/xx/2022   Variance: -421 xx   Variance %:    Comment: Original appraisal date xx/xx/2021.   xx: Initial   xx:
Field: xx LTV xx: 48.387%   xx: 48.390%   Variance: -0.003%   Variance %: -0.00300%   Comment: xx used for Underwriting: $xx. Amount of xx: $0.00. xx: $xx. CLTV 48.387%.   xx: Initial   xx:
																																																																																				Field: Purpose of xx HUD-1 xx: xx Out xx: Change in Rate/Term Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	810
49167647	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	36.733%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2022 in the amount of $xxfavor of xx. No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,960.05, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,096.90 with an interest rate of 3.125%. As per the tape date, the current UPB is $xx, and the deferred balance is $6,290.70. As per the deferment agreement dated xx/xx/2020, which is located at xx, the servicer deferred 3 payments in the amount of $6,290.70.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape date, the current UPB is $xx, and the deferred balance is $6,290.70.
Unable to determine the status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWR has 4 years on the job as an IT project manager at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 53 xx: 54 |---| -1 |----| -1.85185% Comment: Age of loan is 53 xx: Initial xx:
Field: Borrower DTI xx: 36.733%   xx: 36.730%   Variance: 0.003%   Variance %: 0.00300%   Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value not applicable   xx: Initial   xx:
Field: xx Amount   xx: xx: $6290.70   Variance:    Variance %:    Comment: Deferred balance amount is not applicable   xx: Initial   xx:
Field: Did a xx?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Did a modification change note terms? is no   xx: Initial   xx:
Field: xx per U/W xx: 24.188%   xx: 36.730%   Variance: -12.542%   Variance %: -12.54200%   Comment: Housing ratio per U/W is 24.188%   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 357   Variance: 3   Variance %: 0.84033%   Comment: Loan original maturity term months 360   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2022   Variance:    Variance %:    Comment: Original appraisal date is not applicable   xx: Initial   xx:
Field: xx  xx: 87.411%   xx: 87.410%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original standard LTVxx is xx%   xx: Initial   xx:
Field: xx Term xx: 307 xx: 304 Variance: 3 Variance %: 0.98684% Comment: Stated remaining term is 307 xx: Initial xx:	2: Acceptable with Warnings	* Appraisal incomplete xx"Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* ATR - Unable to determine borrower's xx Repay xx     "Subject loan was approved at 36.73%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 4 years on the job as an IT project manager at xx, FICO 798, 0X30 in the last 24 months, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Points - xx Fee at $1,735.00. CD dated xx/xx/2020 reflects Points - xx Fee at $1,762.00. This is an increase in fee of +$27.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
52607866	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	22.580%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 in the favor of xx as nominee for xx, LLC for the amount of $xxwhich was recorded on xx/xx/2021.
There is one active utility lien against the subject property in the favor of the xx for the amount of $xx38, which was recorded on xx/xx/2022.
There is one active HOA lien against the subject property in the favor of xxAssociation for the amount of $xx, which was recorded on xx/xx/2024.
The 1st installment of county taxes for the year of 2024 was paid in the amount of $xxxx/xx/2024.
The 2nd installment of county taxes for the year of 2024 is due in the amount of $xxxx/xx/2025.
No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last was received on xx/xx/2024 in the amount of $1,745.04 which was applied for the due date of xx/xx/2024. The current interest rate is 2.625% and P&I is $1,108.56. The UPB is $xx.	xx: The current status of the loan is performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is $xx.
According to comment dated xx/xx/2023, the reason for default is illness of the borrower.
According to comment dated xx/xx/2022, the borrower has lost her job due to Covid and was working freelance. Further details not provided.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to tape data, the subject property is owner occupied.
No comment regarding the damage to the subject property has been found.
BWR has 12.75 years on the job as an associate with xx.

xx: xx: xx	xx	Appraisal xxMissing or error on the xx Transmittal xx	Field: Age of Loan xx: 44 xx: 46 |---| -2 |----| -4.34782% Comment: Age of Loan is 44. xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2022   Variance:    Variance %:    Comment: xx Date is xx.   xx: Initial   xx:
Field: xx LTV xx: 72.063%   xx: 72.060%   Variance: 0.003%   Variance %: 0.00300%   Comment: xx LTVxx is 72.063%.   xx: Initial   xx:
Field: xx Street   xx: 3214 xx: 3214 xx   Variance:    Variance %:    Comment: Property address street is 3214 xx.   xx: Initial   xx:
Field: Purpose of xx HUD-1 xx: xx Out xx: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is Limited cash out. xx: Initial xx:	3: Curable	* xx"Loan fails xxpoints and fees test due to fees charged $9,026.00 exceeds fees threshold of $7,983.73 over by +$1,042.27.
The below fees were included in the test:
xx paid by Borrower: $100.00
Points - xx Fee paid by Borrower: $7,852.00
xx Fee paid by Borrower: $74.00
xx paid by Borrower: $1,000.00."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $9,026.00 exceeds fees threshold of $7,983.73 over by +$1,042.27.
The below fees were included in the test:
xx paid by Borrower: $100.00
Points - xx Fee paid by Borrower: $7,852.00
xx Fee paid by Borrower: $74.00
xx paid by Borrower: $1,000.00.xx	* Appraisal incomplete xx"Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is $xx."
* ATR - Unable to determine borrower's xx Repay xx     "Subject loan was approved at 22.58%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 12.75 years on the job as an associate with xx, FICO 757, and $xx equity in the subject."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
97905347	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	43.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxfavor of xx as nominee for xx Corporation. There are 2 civil judgments found against the borrower in the total amount of $xxiled by different plaintiffs & recorded on xx/xx/2020 & xx/xx/2023. The 2024 combined annual taxes were paid in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,356.25, which was applied for the due date of xx/xx/2024. The current monthly P&I is $870.83 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated xx/xx/2023, the reason for default is a reduction in income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to the Covid-19 pandemic.
As per the trial modification located at xx, the borrower was approved for 3-month TPP plan from xx/xx/2022 to xx/xx/2023.
BWR has 4.08 years on the job as an assistant principal with xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 38 xx: 39 |---| -1 |----| -2.56410% Comment: Age of Loan is 38 xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is xx: Initial xx: Field: xx per U/W xx: 25.703% xx: 43.640% Variance: -17.937% Variance %: -17.93700% Comment: xx per is 25.703% xx: Initial xx: Field: xx Date xx: xx/xx/2021 xx: xx/xx/2022 Variance: -278 xx Variance %: Comment: xx Date is xx/xx/2021 xx: Initial xx: Field: xx Street xx: 10304 SE 24th St xx: 10304 SE 24th Street Variance: Variance %: Comment: xx Street is 10304 SE 24th St xx: Initial xx:	3: Curable		* Loan does not conform to program guidelines xx	* xx xx is "Elevated" xx "Loan fails xx delivery and timing test for initial closing disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is on the consummation date xx/xx/2021." * Missing or error on the xx Document xx "Rate lock agreement signed by the borrower is missing from the loan documents." * xx DTI exceeds 43% xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
84458306	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	748	37.393%	First	Final policy	Not Applicable	Not Applicable	02/xx/2022	$xx	Not Applicable	2.875%	$1,820.08	03/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of $xxh xx as nominee for xx, Inc.
There is an active notice of special tax lien against the subject property in favor of the xx, which was recorded on xx/xx/2019.
The first installment of county taxes for the year 2024 has been paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for the year 2024 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,820.08 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,820.08 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,820.08 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.
The loan was modified on xx/xx/2022.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has been SE for 6.91 years at xx, Inc.
BWR 2 has 4.41 years on the job as a case manager with xx.
xx: xx: xx	This modification agreement signed between the borrower xx and lender xx, with an effective date of xx/xx/2022, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,820.08 with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Field: Age of Loan xx: 58 xx: 59 |---| -1 |----| -1.69491% Comment: Age of Loan is 58 xx: Initial xx:
Field: Borrower #1 xx:    xx: Okabayashi-Ellison   Variance:    Variance %:    Comment: Borrower #1 xx is    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is xx: Initial   xx:
Field: xx per U/W xx: 28.345%   xx: 37.393%   Variance: -9.048%   Variance %: -9.04800%   Comment: xx per U/W is 28.345%   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 480   Variance: -120   Variance %: -25.00000%   Comment: xxMonths is 360   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2019   xx: xx/xx/2022   Variance: -897 xx   Variance %:    Comment: xx Date is xx/xx/2019   xx: Initial   xx:
Field: xx P&I   xx: $2269.27   xx: $1820.08   Variance: $449.19   Variance %: 24.67968%   Comment: xx P&I is $2,269.27   xx: Initial   xx:
Field: xx Rate   xx: 3.75000%   xx: 2.87500%   Variance: 0.87500%   Variance %: 0.87500%   Comment: xx Rate is 3.75000%   xx: Initial   xx:
																																																																																				Field: xx Term xx: 446 xx: 422 Variance: 24 Variance %: 5.68720% Comment: xx Term is 446 xx: Initial xx:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99273008	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	47.394%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with the lender xx as nominee for xx for the amount of $xxNo active judgments or liens were found. 1st installment county taxes for 2024-2025 was paid in the amount of $xxxx/xx/2024. 2nd installment of county taxes for 2024-2025 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $1,981.30, which was applied for the due date of xx/xx/2024. The current P&I is $1,255.76, and PITI is $1,981.30. The UPB is $xx. The deferred amount is $xx. The deferral agreement is located at “xx”.	xx: The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx. The deferred balance is $xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 3.50 years on the job as an IT manager with xx Services.
The BWR’s income was impacted due to Covid-19 pandemic. According to the deferral agreement dated xx/xx/2021, which is located at xx payments totaling $xx were deferred. Further details are not provided.
xx: xx: xx	xx	xx Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 72 xx: 73 |---| -1 |----| -1.36986% Comment: Age of loan is 72 xx: Initial xx:
Field: Borrower DTI xx: 47.394%   xx: 47.390%   Variance: 0.004%   Variance %: 0.00400%   Comment: Borrower DTI ratio percent is 47.394%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable   xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: Did a xx?   xx: No   xx: Yes   Variance:    Variance %:    Comment: NA   xx: Initial   xx:
Field: xx per U/W xx: 34.644%   xx: 47.390%   Variance: -12.746%   Variance %: -12.74600%   Comment: Housing ratio per U/W xx is 34.44%   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 329   Variance: 31   Variance %: 9.42249%   Comment: Loan original maturity term months is 360   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2018   xx: xx/xx/2022   Variance: -1329 xx   Variance %:    Comment: Original appraisal date is xx/xx/2018   xx: Initial   xx:
Field: xx LTV xx: xx   xx: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Original standard LTV xx is xx %   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is cash out-other   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is cash out   xx: Initial   xx:
Field: xx Term xx: 288 xx: 257 Variance: 31 Variance %: 12.06225% Comment: Stated remaining term is 288 xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 47.39%. Tape shows undisclosed debt, PITI and income miscalculation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. BWR has 3.50 years on the job as an IT manager with xx Services, FICO 787, 0X30 in the last 24 months, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 does not reflect xx-Inspection fee. CD dated xx/xx/2018 reflects xx-Inspection fee at $190.00. This is an increase in fee of $190.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2018 and the 3-year SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance policy is missing from the loan documents."
* xx DTI exceeds 43% xx     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.394%, as the borrower income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is approve/eligible with a DTI of 47.39%."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	Not Applicable
9585863	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	33.622%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxh xx as nominee for xx, LLC. There is an active xx Lien against the subject property in favor of xx which was recorded on xx/xx/2019. 1st installment of county for 2024 was paid in the amount of $xxxx/xx/2024. 2nd installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,905.45 xx, which was applied for the due date of xx/xx/2024. The current P&I is $2,697.32 with an interest rate of 2.875%.The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. No foreclosure activity has been found. No bankruptcy details have been found. Subject property occupancy is unable to be determined. No damage and repairs have been found. BWR has 15.66 years on the job as a category manager at xx. xx: xx: xx	xx	Appraisal xx Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 45 xx: 46 |---| -1 |----| -2.17391% Comment: xx: Initial xx:
Field: Borrower DTI xx: 33.622%   xx: 33.320%   Variance: 0.302%   Variance %: 0.30200%   Comment: As per DU borrower DTI is 33.62%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 23.835%   xx: 33.320%   Variance: -9.485%   Variance %: -9.48500%   Comment: As per DU housing ratio is 23.835%.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2022   Variance:    Variance %:    Comment: Loan closed without an appraisal. NA.   xx: Initial   xx:
Field: xx LTV xx: 62.249%   xx: 62.250%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral value used for underwriting: $xx, amount of secondary lienxx: $0.00, loan amount: $xx, LTV: 62.249%, current UPB is $xx, with a current CLTV of 62.249%.   xx: Initial   xx:
Field: xx Street   xx:  xx    xx:  xx    Variance:    Variance %:    Comment: As per note property address street is xx    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: As per application purpose of transaction is limited cash out.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings	* Appraisal incomplete xx"The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx."
* ATR - Unable to determine borrower's xx Repay xx     "Subject loan was approved at 33.62%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 15.66 years on the job as a category manager at xx, FICO 760, 0X30 in the last 24 months, and $xx equity in the subject."
* xx TILA xx"TRID total of payment disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$600.00. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100. Subject loan is refinance case, originated on xx/xx/2021 and the 3-year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
70460624	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	42.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 with the lender xx as nominee for xx, LLC, in the amount of $xxich was recorded on xx/xx/2020. There is a junior mortgage against the subject property originated on xx/xx/2024 in favor of xx, xx, in the amount of $xxich was recorded on xx/xx/2024. The 1st and 2nd installments of county taxes for the year 2024 are due in the amount of $xxxx/xx/2025 and xx/xx/2025. No prior years taxes have been found delinquent.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,144.12 xx, which was applied for the due date of xx/xx/2024. The current P&I is $1,525.23 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	xx: The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is $xx.
As per the tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
BWR has 10 months on the job as a registered nurse at xx. BWR has prior employment experience as a registered nurse at xx between xx/xx/2013 and xx/xx/2020 for 7.16 years.

xx: xx: xx	xx	Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 52 xx: 53 |---| -1 |----| -1.88679% Comment: Age of Loan is 52 xx: Initial xx:
Field: Borrower DTI xx: 42.899%   xx: 43.600%   Variance: -0.701%   Variance %: -0.70100%   Comment: Borrower DTI xx is 43.599%   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx per U/W xx: 35.137%   xx: 43.600%   Variance: -8.463%   Variance %: -8.46300%   Comment: xx per U/W is 35.837%   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2020   xx: xx/xx/2022   Variance: -693 xx   Variance %:    Comment: xx Date is xx/xx/2020   xx: Initial   xx:
Field: xx Street xx: 4225 xx: 4225 xx Variance: Variance %: Comment: xx Street is 4225 xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject was approved at 42.90%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 10 months on the job as a registered nurse at xx, FICO 687, 0X30 over the last 24 months, and $64K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect xx. CD dated xx/xx/2020 reflects xx at $75.00. This is an increase in fee of $75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
30949153	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	43.062%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$xx	Not Applicable	3.000%	$1,458.55	04/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxfavor of xx. There is a prior civil judgment found against the borrower in favor of xx in the amount of $xx00, which was recorded on xx/xx/2017. The annual county taxes for 2024 have been exempt. The annual utilities/MUD for 2024 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,458.55 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,458.55 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2022.
As per the photo addendum located at xx, the subject property needs repairs of the exterior paint. There is no evidence to confirm the exact cost and current status of repairs. CCs do not show damages.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR receives social security, retirement, and VA benefits income.

xx: xx: xx	This modification agreement signed between the borrower, xx, and lender xx, LLC, with an effective date of xx/xx/2022, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,458.55 with a modified interest rate of 3.000% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062.	Appraisal xx Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 55 xx: 56 |---| -1 |----| -1.78571% Comment: Age of loan is 55. xx: Initial xx:
Field: Borrower DTI xx: 43.062%   xx: 43.060%   Variance: 0.002%   Variance %: 0.00200%   Comment: Borrower DTI ratio percent is 43.062%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx per U/W xx: 40.141%   xx: 43.060%   Variance: -2.919%   Variance %: -2.91900%   Comment: Housing ratio per U/W is 40.141%.   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2020   xx: xx/xx/2022   Variance: -807 xx   Variance %:    Comment: Original appraisal date is xx/xx/2020.   xx: Initial   xx:
Field: xx LTV xx: xx%   xx: xx%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original standard LTV is 62.521%.   xx: Initial   xx:
Field: xx P&I   xx: $1647.45   xx: $1458.55   Variance: $188.90   Variance %: 12.95121%   Comment: Original stated P&I $1,647.45.   xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is cash out other.   xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is cash out.   xx: Initial   xx:
Field: xx Term xx: 447 xx: 425 Variance: 22 Variance %: 5.17647% Comment: Stated remaining term is 447. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"The appraisal report reflects as-is conditions, and the photo addendum shows chipping paint on the exterior wall. Estimated cost to cure is not available in the loan file. Updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holxxck amount." * Loan does not conform to program guidelines xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a refinance, originated on xx/xx/2020 and the 3-year SOL has expired."
* xx xx is "Moderate" xx     "Loan fails xxPoints and xx due to fees charged $xx exceeds fees threshold of $xx Over by +$3673.79.
The below fees were included in the test:
xx paid by Borrower: $1,100.00
Points - xx Fee paid by Borrower: $xx"
* xx xx"Loan fails xx Test due to fees charged $75.00 exceeds fees threshold of $0.00 Over by +$75.00.
The below fees were included in the test:
xxpaid by Borrower: $75.00"
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Points - xx fee at $9,149.00. CD dated xx/xx/2020 reflects Points - xx Fee at $xx. This is an increase in fee of +$4,677.39 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2020 and the 3-year SOL has expired."
* GSE Points and xx Violations xx     "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx Over by +$3,673.79.
The below fees were included in the test:
xx paid by Borrower: $1,100.00
Points - xx Fee paid by Borrower: $xx"
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* xx DTI exceeds 43% xx     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.062%, as the borrower's income is $4,484.30 and total expenses are in the amount of $1,931.03 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.062%."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	Not Applicable
83182030	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	33.948%	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2023	$xx	Not Applicable	4.250%	$1,714.13	04/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with the lender xx as nominee for xx, LLC, for the amount of $xxThere is a civil judgment against the borrower in favor of xx . for the amount of $xxecorded on xx/xx/2022.
There is a state tax lien against the borrower in favor of the xx  for the amount of $xxecorded on xx/xx/2024.
The first installment of county taxes for 2024 was paid in the amount of $xxe second installment of county taxes for 2024 is due in the amount of $xxxx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,286.50, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $xx. The current P&I is $1,714.13, and the interest rate is 4.250%.	xx: The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $xx. The loan has been modified on xx/xx/2023. The reason for the default is unable to be determined. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 14 years on the job as a general foreman at xx. xx: xx: xx	The modification agreement was made on xx/xx/2023 between the borrower, “xx,” and the lender, “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $1,714.13 and an interest rate of 4.250% beginning on xx/xx/2023 until the maturity date of xx/xx/2063.	Missing or error on the xx	Field: Age of Loan xx: 102 xx: 103 |---| -1 |----| -0.97087% Comment: xx: Initial xx:
Field: Borrower DTI xx: 33.948%   xx: 33.950%   Variance: -0.002%   Variance %: -0.00200%   Comment:    xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Did a xx?   xx: Yes   xx: No   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx per U/W xx: 33.438%   xx: 33.950%   Variance: -0.512%   Variance %: -0.51200%   Comment:    xx: Initial   xx:
Field: xx Date   xx: xx/xx/2016   xx: xx/xx/2022   Variance: -2227 xx   Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of xx HUD-1   xx: xx - Other   xx: Change in Rate/Term   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Purpose of Transaction per HUD-1   xx: xx: Refinance   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: xx Date   xx: xx/xx/2063   xx: xx/xx/2046   Variance: 6117 xx   Variance %:    Comment:    xx: Initial   xx:
																																																																																				Field: xx Term xx: 459 xx: 258 Variance: 201 Variance %: 77.90697% Comment: xx: Initial xx:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's xx Repay xx "The subject was approved at 33.95%. The tape shows the lender did not include a personal loan totaling $xx in the DTI calculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2016, and the 3-year SOL has expired. BWR has 14 years on the job as a general foreman at Southland E&I Services, Inc, FICO 743, and $81K equity in the subject." * Missing or error on the xx Document xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			659	Not Applicable
53712173	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	324	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	43.960%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxfavor of xx, LLC. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,296.06, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,415.22 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,415.22 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 3.25 years on the job as a driller with xx.
xx: xx: xx	xx	Missing or error on the xx Transmittal xx	Field: xx: xx: xx |---| |----| Comment: N/A. xx: Initial xx: Field: xx per U/W xx: 17.263% xx: 43.960% Variance: -26.697% Variance %: -26.69700% Comment: Housing ratio reflects 17.263%. xx: Initial xx: Field: xx Date xx: xx/xx/2020 xx: xx/xx/2022 Variance: -714 xx Variance %: Comment: Appraisal date reflects xx/xx/2020. xx: Initial xx: Field: Purpose of xx HUD-1 xx: xx - Other xx: Change in Rate/Term Variance: Variance %: Comment: xx: Initial xx: Field: Purpose of Transaction per HUD-1 xx: xx: Refinance Variance: Variance %: Comment: xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 43.96%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 3.25 years on the job as a driller with xx Company LP, FICO 758, 0X30 in the last 24 months, and $189K equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase test.  Initial LE dated xx/xx/2020 reflects points - loan discount fee $667.00. Final CD dated xx/xx/2020 reflects points - loan discount fee at $3,402.50.  Initial LE dated xx/xx/2020 does not reflect appraisal fee. Final CD dated xx/xx/2020 reflects appraisal fee at $800.00. This is a cumulative increase in fee of $3,535.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL is expired."
* Missing or error on the xx Document xx     "The rate lock agreement signed by the borrower is missing from the loan documents."
* xx DTI exceeds 43% xx     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.960%, as the borrower's income is $xx and total expenses are in the amount of $4,692.92, and the loan was underwritten by AUS xx, and its recommendation is approve/eligible with a DTI of 43.96%."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
72808770	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	44.213%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of xx There is an active junior mortgage against the subject property in favor of xx, a Corporation in the amount of $xxch originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument | Book/Page# xx. The 1st and 2nd installments of combined taxes for 2025 were paid in the total amount of $xxxx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,785.42, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,786.07 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
Unable to determine the status of occupancy.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 14 years on the job as a registered nurse at xx.
xx: xx: xx	xx	Appraisal xx Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 50 xx: 51 |---| -1 |----| -1.96078% Comment: Age of loan is 50. xx: Initial xx:
Field: Borrower #1 xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Borrower DTI xx: 44.213%   xx: 44.260%   Variance: -0.047%   Variance %: -0.04700%   Comment: BWR DTI ratio at 44.213%.   xx: Initial   xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: Current value is not applicable.   xx: Initial   xx:
Field: xx per U/W xx: 26.939%   xx: 44.260%   Variance: -17.321%   Variance %: -17.32100%   Comment: Housing ratio per U/W is 26.939%.   xx: Initial   xx:
Field: xx Date   xx: xx: xx/xx/2022   Variance:    Variance %:    Comment: Original appraisal date is not applicable.   xx: Initial   xx:
Field: xx LTV xx: 82.957%   xx: 82.960%   Variance: -0.003%   Variance %: -0.00300%   Comment: Original standard LTV is xx%.   xx: Initial   xx:
Field: Purpose of xx HUD-1 xx: xx Out xx: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is limited cash out. xx: Initial xx:	3: Curable	* Appraisal incomplete xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 44.21%. The tape shows monthly payments were miscalculated by the lender. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 14 years on the job as a registered nurse at xx, FICO 746, 0X30 over the last 24 months, and $119K equity in the subject."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* xx DTI exceeds 43% xx     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.21%, as the borrower's income is $9,656.22 and total expenses are in the amount of $4,269.28, and the loan was underwritten by DU xx, and its recommendation is Approve/Eligible with a DTI of 44.21%."
																																																																																								* Transmittal xx is Missing xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
97087720	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.490%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	768	47.345%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and was recorded on xx/xx/2020 in the amount of $xxfavor of xx as nominee for xx, LLC.
No active judgments or liens were found.
The 4th installment of county taxes for 2024 was due in the amount of $xxxx/xx/2025.
The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the total amount of $xx xx/xx/2024, xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,346.44, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,820.86 with an interest rate of 3.490%. The current UPB reflected as per the payment history is $$xx. As per the deferment agreement dated xx/xx/2021, located at xx, the deferred amount is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $$xx.
The deferment agreement dated xx/xx/2021 is located atxx. According to the terms of the deferment, 9 payments totaling $xx were deferred.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 has been SE for 21 years at xx.
BWR2 has been SE for 16.58 years at xx.

xx: xx: xx	xx	xx Missing or error on the xx Transmittal xx	Field: Borrower DTI xx: 47.345% xx: 47.350% |---| -0.005% |----| -0.00500% Comment: Borrower DTI xx is 47.345% xx: Initial xx:
Field: xx: xx: xx   Variance:    Variance %:    Comment: xx is xx: Initial   xx:
Field: xx Amount   xx: xx: xx   Variance:    Variance %:    Comment:    xx: Initial   xx:
Field: Did a xx?   xx: No   xx: Yes   Variance:    Variance %:    Comment: Did a xx? is No   xx: Initial   xx:
Field: xx per U/W xx: 39.987%   xx: 120.620%   Variance: -80.633%   Variance %: -80.63300%   Comment: xx Per U/W is 39.987%   xx: Initial   xx:
Field: xxMonths   xx: 360   xx: 351   Variance: 9   Variance %: 2.56410%   Comment: xx Maturity term months is 360   xx: Initial   xx:
Field: xx Date   xx: xx/xx/2020   xx: xx/xx/2022   Variance: -859 xx   Variance %:    Comment: xx Date is xx/xx/2020   xx: Initial   xx:
Field: xx LTV xx: 94.639%   xx: 94.640%   Variance: -0.001%   Variance %: -0.00100%   Comment: xx LTV is 94.639%   xx: Initial   xx:
Field: xx Term xx: 303 xx: 294 Variance: 9 Variance %: 3.06122% Comment: xx Term is 303 xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 47.34%. The tape shows BWR2 income miscalculation, and the BWR1 was not employed prior to closing. Revised DTI exceeds 120%. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has been SE for 21 years at xx xx, and BWR2 has been SE for 16.58 years at xx xx xx, FICO 751, 0X30 over the last 24 months, $xx equity in the subject."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance is missing from the loan documents."
* xx DTI exceeds 43% xx     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.34%, as the borrower's income is $xxx and total expenses are in the amount of $xxx and the loan was underwritten by  xx and its recommendation is Approve/Eligible with a DTI of 47.34%."
																																																																																								* Transmittal xx is Missing xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4496173	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	20.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xxfavor of xx as nominee for xx, LLC. No active judgments or liens have been found. The first installment of county taxes for the year 2024-2025 is paid on xx/xx/2024 in the amount of $xx98. The second installment of county taxes for the year 2024-2025 is due on xx/xx/2025 in the amount of $xx95. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024, in the amount of $2,164.49, which was applied for the due date of xx/xx/2024. The current P&I is $1,492.89, and PITI is $2,164.49. The UPB is $xx.	xx: The current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $xx. No evidence has been found regarding the current foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. The RFD is unable to be determined. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied. No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 1.58 years on the job as a head of sales at xx. BWR has prior employment experience as a head of sales at xx, for 5 years.
xx: xx: xx	xx	Missing or error on the xx Transmittal xx	Field: Age of Loan xx: 39 xx: 41 |---| -2 |----| -4.87804% Comment: Age of loan is 39 xx: Initial xx: Field: Borrower DTI xx: 20.546% xx: 20.550% Variance: -0.004% Variance %: -0.00400% Comment: Borrower DTI ratio percent is 20.546% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: Current value is not applicable xx: Initial xx: Field: xx per U/W xx: 20.248% xx: 20.550% Variance: -0.302% Variance %: -0.30200% Comment: xx: Initial xx: Field: xx Date xx: xx/xx/2021 xx: xx/xx/2022 Variance: -355 xx Variance %: Comment: Original appraisal date is xx/xx/2021 xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 20.55%. Tape shows asset misrepresentation. Bank statement in the file shows $xx in assets, and the cash-to-close requirement is $xx. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.58 years on the job as a head of sales at xx LLC, FICO 645, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx xx is "Moderate" xx     "Loan fails compliance delivery and timing test for CD dated xx/xx/2021. The initial closing disclosure receipt date is provided of xx/xx/2021, and the initial closing disclosure receipt date is less than three business days before the consummation date of xx/xx/2021."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects Points - xx Fee at $1,787.00. Final CD dated xx/xx/2021 reflects Points - xx Fee at $1,961.75. This is an increase in fee of +$174.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."
* Missing or error on the xx Document xx     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal xx is Missing xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	Not Applicable
45632159	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	789	Unavailable	40.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxh xx as nominee for xx, Inc. There is one junior mortgage against the subject property, which was originated on xx/xx/2024 in favor of xx in the amount of $xxorded on xx/xx/2024. The first installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. The second installment of county taxes for 2024 was paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,746.96 xx which was applied for the due date of xx/xx/2025. The current P&I is $3,411.97 with an interest rate of 2.875%. The current UPB is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. Unable to determine the RFD of the borrower. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. BWR has 2.16 years on the job as a research director at xx. xx: xx: xx	xx	xxInsurance	Field: Borrower DTI xx: 40.372% xx: 42.493% |---| -2.121% |----| -2.12100% Comment: BWR DTI ratio percent is 40.372%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx per U/W xx: 36.906% xx: 39.027% Variance: -2.121% Variance %: -2.12100% Comment: Housing ratio percent is 36.906%. xx: Initial xx: Field: xx Term xx: 328 xx: 317 Variance: 11 Variance %: 3.47003% Comment: Stated remaining term is 328. xx: Initial xx:	3: Curable	* Credit score not provided xx "BWR2 xx credit report is missing from the loan file." * Loan does not conform to program guidelines xx	* ATR - Unable to determine borrower's xx Repay xx "Subject loan was approved at 40%. Tape shows increased DTI of 42.49%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.16 years on the job as research director at xx, FICO 789, $xx equity in the subject and $xx residual income."
* xx Disclosure is missing. xx     "Homeownership counseling disclosure is missing from the loan documents."
* Missing proof of hazard insurance xx     "Hazard insurance policy is missing from the loan documents."
* xx Disclosures xx     "Home loan toolkit is missing from the loan documents."
																																																																																								* xxmissing/unexecuted xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
66009153	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	722	43.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxfavor of xx. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the total amount of $xxn xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,442.26 which was applied for the due date of xx/xx/2025. The current P&I is $2,813.97 and the interest rate is 6.375%. The current UPB is $xx. PH shows other transactions were made in the total amount of $3,873.22 in Nov 2024 and Dec 2024, which has been reduced from UPB.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,442.26 which was applied for the due date of xx/xx/2025. The current P&I is $2,813.97 and the interest rate is 6.375%. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.
BWR2 was qualified using a post-close offer letter as a provider at xxstarting on xx/xx/2024. BWR was a college student between xx/xx/2022 and xx/xx/2024 for 1.91 years. BWR has previous employment experience as an endoscopy technician at xx Inc. between xx/xx/2021 and xx/xx/2022 for 9 months.

																																																																																	xx: xx: xx	xx	Missing DU/GUS/AUS	Field: Age of Loan xx: 1 xx: 4 |---| -3 |----| -75.00000% Comment: Age of loan 1. xx: Initial xx: Field: Borrower DTI xx: 43.121% xx: 50.964% Variance: -7.843% Variance %: -7.84300% Comment: BWR DTI ratio percent 43.121%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx: Field: xx: xx/xx/2024 xx: xx/xx/2024 Variance: 40 xx Variance %: Comment: Original note document date xx/xx/2024. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* Missing DU/GUS/AUS as required by guidelines xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
74505025	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	793	793	31.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh “MERS as nominee for xx LLC.”. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $xx xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,324.35, which was applied for the due date of xx/xx/2025. The current P&I is $2,529.23 with an interest rate of 6.625%. The current UPB is $xx.	xx: The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,324.35, which was applied for the due date of xx/xx/2025. The current P&I is $2,529.23 with an interest rate of 6.625%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR2 has 2 years on the job as a director of the contingent workforce at xx.
																																																																																	xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 1 xx: 3 |---| -2 |----| -66.66666% Comment: xx: Initial xx: Field: Borrower DTI xx: 31.919% xx: 31.880% Variance: 0.039% Variance %: 0.03900% Comment: xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx: Initial xx:	3: Curable		* xx"The tape and review of the loan documents show TILA/RESPA violation, as the cure for the credit report fee overcharge was not cured within 60 days of identification. Post CD dated xx/xx/2024 was issued on xx/xx/2024 with a refund check that was not done within 60 calendar days of the consummation date of xx/xx/2024. The subject loan is a purchase transaction, originated on xx/xx/2024, and the 1-year TRID/SOL is active." * xx TRID xx Failed xx	* Missing or error on the xx Document xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
39914806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	744	40.293%	First	Final policy	Not Applicable	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xxfavor of “MERS as nominee for xx, LLC.”
There is an active junior mortgage against the subject property in favor of “xx, a xx Union” in the amount of $xxginated on xx/xx/2022 which was recorded on xx/xx/2022.
The first installment of county taxes for 2024-2025 was paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the total amount of $xxn xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $3,574.13. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2025. The P&I is $3,574.13. The UPB reflected as per the payment history is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
The loan was originated on xx/xx/2021. xx-19 attestation is located at “xx”.
BWR1 has 1.5 years on the job as a communication engineer with xx. BWR1 has prior employment experience as a project manager with xx between xx/xx/2018 and xx/xx/2020 for 2.25 years.
Borrower2 has 9 months on the job as a litigation assistant with xx. Borrower 2 had multiple jobs in the past.
Borrower3 has 4 months on the job as an accounting assistant with xx. Borrower3 has prior employment xx between xx/xx/2019 and xx/xx/2020 for 7 months.

xx: xx: xx	xx	Initial 1003_Application Missing or error on the xx	Field: Borrower DTI xx: 40.293% xx: 40.010% |---| 0.283% |----| 0.28300% Comment: Borrower DTI xx is 40.293% xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx: Initial xx: Field: Original CLTV xx: 89.886% xx: 89.890% Variance: -0.004% Variance %: -0.00400% Comment: Original CLTV xx is 89.886% xx: Initial xx: Field: xx: xx/xx/2021 xx: xx/xx/2021 Variance: -3 xx Variance %: Comment: xxis xx/xx/2021 xx: Initial xx: Field: xx: xx: Woodland Variance: Variance %: Comment: Property city is Woodland hills. xx: Initial xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 40.29%. The tape shows BWR2 employment and income could not be verified. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 has 1.5 years on the job as a communication engineer with xx. BWR2 has 9 months on the job as a xx assistant with xx. BWR3 has 4 months on the job as an xx assistant with xx, FICO 744, 0X30 in the last 24 months, and $xx equity in the subject."
* xx Disclosure is missing. xx     "Homeownership counseling disclosure is missing from the loan documents."
* xx 1003_Application xx     "Initial 1003 dated xx/xx/2021 signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the xx Document xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	738
1717384	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	12/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	42.279%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xxfavor of xx as nominee for xx, LLC/Mers. No active judgment and liens have been found. The first and second installments of the county taxes for 2024 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,546.35 which was applied for the due date of xx/xx/2024. The current interest rate is 7.375%, and P&I is $1,377.90. The current UPB, as per the payment history, is $xx.	xx: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is $xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR has been SE for 4.75 years with xx. xx: xx: xx	xx	Missing or error on the xx	Field: Age of Loan xx: 7 xx: 9 |---| -2 |----| -22.22222% Comment: Age of loan 7. xx: Initial xx: Field: Borrower DTI xx: 42.279% xx: 43.000% Variance: -0.721% Variance %: -0.72100% Comment: BWR DTI ratio percent 42.279%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: N/A. xx: Initial xx:	4: Unacceptable	* ATR - Unable to determine borrower's xx Repay xx	* Missing or error on the xx Document xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
21462497	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	47.526%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx. There is one UCC finance statement against the borrower in favor of xx c/o xx, which was recorded on xx/xx/2024. The first installment of county taxes for 2024/2025 has been paid in the amount of $xxxx/xx/2024. The second installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,661.08 xx, which was applied for the due date of xx/xx/2025. The current P&I is $4,680.62 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx. Unable to determine the reason for the default. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has been SE for 5.41 years at xx. xx: xx: xx	xx	Appraisal xx	Field: Age of Loan xx: 7 xx: 8 |---| -1 |----| -12.50000% Comment: Age of Loan is 7. xx: Initial xx: Field: Borrower DTI xx: 47.526% xx: 47.530% Variance: -0.004% Variance %: -0.00400% Comment: Borrower DTI xx is 47.526%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: xx is xx. xx: Initial xx: Field: xx per U/W xx: 39.565% xx: 39.000% Variance: 0.565% Variance %: 0.56500% Comment: xx per U/W xx is 39.565%. xx: Initial xx: Field: xx Term xx: 353 xx: 350 Variance: 3 Variance %: 0.85714% Comment: xx Term is 353. xx: Initial xx:	3: Curable	* Appraisal incomplete xx"Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB is $xx. xx shows xx with additional residence xx."
* xx TRID xx is Incomplete xx     "TRID tolerance test is incomplete due to the initial CD missing from loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL is 1 active."
* xx Disclosure is missing. xx     "Homeownership counseling organizations disclosure is missing from the loan documents."
* xx"Initial closing disclosure is missing from the loan documents."
																																																																																							* xx Disclosures xx	* ATR - Unable to determine borrower's xx Repay xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable
75298426	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	5.990%	360		xx	xx		VA	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	779	21.961%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of $xxh xx as nominee for xx . No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $xxxx/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 and the first payment is xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $4,333.10 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $xx.	xx: According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $4,333.10 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. BWR1 has 7 months on the job as a vice president of business development with xx LLC. BWR1 prior employment details are not available. BWR2 has 9.92 years on the job as a sr. securities compliance examiner with xx. xx: xx: xx	xx	Missing or error on the xx	Field: Borrower DTI xx: 21.961% xx: 23.227% |---| -1.266% |----| -1.26600% Comment: DTI ratio percent is 21.961%. xx: Initial xx: Field: xx: xx: xx Variance: Variance %: Comment: NA xx: Initial xx: Field: xxCount xx: xx: 360 Variance: Variance %: Comment: NA xx: Initial xx: Field: xx P&I xx: $4333.10 xx: $4966.84 Variance: $-633.74 Variance %: -12.75942% Comment: Stated P&I is $4,333.10. xx: Initial xx:	3: Curable		* xx xx"This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Loan does not conform to program guidelines xx "Tape shows subject loan was refinanced from conventional loan to VA loan, and it does not meet the 6 months of seasoning period requirements of GNMA. Further details not provided." * Missing or error on the xx Document xx			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			798	783
9585191	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	771	33.632%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxfavor of “MERS as nominee for xx.” No active liens and judgments have been found against borrower and property. Current tax status is not available as the tax certificate is required.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $3,029.74 and PITI is $3,807.75. The UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $3,029.74 and PITI is $3,807.75. The UPB reflected as per the payment history is $xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has 3.25 years on the job as a senior real estate analyst with xx.
BWR2 has 7 years on the job as an HR manager with xx.
xx: xx: xx	xx	3: Curable	* xx xx is "Moderate" xx "This loan failed the Pennsylvania license validation test." * xx Issues xx	* xx xx Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - xx Fee. Final CD dated xx/xx/2023 reflects Points - xx Fee at $xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is Purchase case, originated on xx/xx/2023 and the 1 year SOL is expired.xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	778
68103182	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$xx	01/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	740	35.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of $xxh xx as nominee for xx. No active judgments or liens have been found. The first installment of county taxes for the year 2024 has been paid in the amount of $xxn xx/xx/2024. The second installment of county taxes for the year 2024 is due in the amount of $xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,881.47 xx, which was applied for the due date of xx/xx/2025. The current P&I is $1,783.35 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $xx.	xx: The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1 year on the job as an operative at xx. BWR1 held multiple jobs prior to the current position. Previously, BWR1 had 3 months on the job as a vehicle test operator at xx between xx/xx/2022 and xx/xx/2022.
BWR2 has 6.16 years on the job as an ECP instructor at xx.
xx: xx: xx	xx	xx Missing or error on the xx	Field: Borrower DTI xx: 35.877% xx: 35.876% |---| 0.001% |----| 0.00100% Comment: xx: Initial xx: Field: xx per U/W xx: 31.785% xx: 31.780% Variance: 0.005% Variance %: 0.00500% Comment: xx: Initial xx:	3: Curable	* Missing proof of hazard insurance xx	* ATR - Unable to determine borrower's xx Repay xx "The subject loan was approved at 35.87%. Tape shows BWR1 was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1 year on the job as an operative at xx LLC. BWR2 has 6.16 years on the job as an xx instructor at xx, FICO 740, 0X30 since inception, and $xx equity in the subject."
* xx xx Failed xx     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xx TRID xx Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects points - loan discount fee at $2,702.00. Final CD dated xx/xx/2023 reflects points - loan discount fee at $3,000.66. This is an increase in fee of $298.66 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																								* Missing or error on the xx Document xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	727
42672384	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$688.72	$xx	02/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xx	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	45.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xxh xx as nominee for xx .
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 is paid in the amount of $xxxx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of $xxxx/xx/2025.
The second installment of supplemental county taxes for 2023 and 2024 is due on xx/xx/2025 in the amount of $xxe first installment of supplemental county taxes for the years 2023 and 2024 was delinquent in the amount of $xxth the good-through date of xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,011.80 which was applied for the due date of xx/xx/2025. The current P&I is $5,255.37 and the interest rate is 7.625%. The current UPB is $xx.	xx: The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,011.80 which was applied for the due date of xx/xx/2025. The current P&I is $5,255.37 and the interest rate is 7.625%. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 2.9 years on the job as a manager at xx.
xx: xx: xx	xx	Missing or error on the xx	Field: xx: xx/xx/2024 xx: xx/xx/2024 |---| -4 xx |----| Comment: Note date is xx/xx/2024. xx: Initial xx:
Field: xx: Downey xx: 262.76 Variance: Variance %: Comment: Property city name is Downey. xx: Initial xx:	3: Curable	* Loan does not conform to program guidelines xx "Subject approved as OO. Tape shows there was an occupancy issue as subject showed up as listed for rent. Lender rebuttal that BWR lives in property, provided utility bills for BWR. Reason for rental listing unknown."
* Missing or error on the xx Document xx	* xx"Loan failed the CA AB 260 higher-priced mortgage loan test xx) due to an APR calculated at 8.883% exceeds APR threshold of 8.160% over by +0.723%."
* xx"Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at 8.883% exceeds APR threshold of 8.160% over by +0.723%. The subject loan is escrowed. This loan is compliant with regulations 1026.35xx, xx, and xx.

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.805% exceeds APR threshold of 8.160%% xx +0.645%.xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable